UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23617

TCW ETF Trust

On behalf of the following series:

TCW AAA CLO ETF (Ticker: ACLO)

TCW Core Plus Bond ETF (Ticker: FIXT)

TCW Corporate Bond ETF (Ticker: IGCB)

TCW Flexible Income ETF (Ticker: FLXR)

TCW High Yield Bond ETF (Ticker: HYBX)

TCW Multisector Credit Income ETF (Ticker: MUSE)

TCW Senior Loan ETF (Ticker: SLNZ)

(Exact name of registrant as specified in charter)

515 South Flower Street, Los Angeles, CA 90071

(Address of principal executive offices)

Peter Davidson, Esq.

Vice President and Secretary

515 South Flower Street

Los Angeles, CA 90071

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

Item 1.	Reports to Shareholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”):

TCW AAA CLO ETF

Ticker: ACLO | Listing Exchange: New York Stock Exchange LLC

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about the TCW AAA CLO ETF for the period of November 15, 2024 (commencement of operations) to October 31, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW AAA CLO ETF	$20Footnote Reference+	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote+	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

How did the Fund perform last year and what affected its performance?

The TCW AAA CLO ETF funded on November 15, 2024.  In the period since inception, the ETF’s shorter-than-index spread duration has contributed to relative performance, insulating returns and helping to preserve capital during periods of volatility.   Meanwhile, the allocation to AA CLOs and European CLOs have helped the ETF carry an overall yield advantage relative to the Index, which further contributed to relative performance over the period.

Fund Performance

(based on Net Asset Value)

	TCW AAA CLO ETF (ACLO)	Bloomberg U.S. Aggregate Bond Index	JPMorgan CLOIE AAA Index
11/15/2024	$10,000	$10,000	$10,000
11/30/2024	$10,028	$10,158	$10,023
12/31/2024	$10,083	$9,992	$10,074
1/31/2025	$10,148	$10,045	$10,137
2/28/2025	$10,182	$10,266	$10,166
3/31/2025	$10,206	$10,270	$10,183
4/30/2025	$10,214	$10,310	$10,215
5/31/2025	$10,309	$10,236	$10,290
6/30/2025	$10,346	$10,394	$10,347
7/31/2025	$10,405	$10,366	$10,395
8/31/2025	$10,445	$10,490	$10,444
9/30/2025	$10,490	$10,605	$10,494
10/31/2025	$10,532	$10,671	$10,533

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Name	Since Inception 11/15/24

TCW AAA CLO ETF (ACLO)	5.34%
Bloomberg U.S. Aggregate Bond Index	6.64%
JPMorgan CLOIE AAA Index	5.38%

Past Performance: Performance data represent past performance which does not guarantee future result.

Key Fund Statistics

  Total Net Assets$323,396,218
  # of Portfolio Holdings214
  Portfolio Turnover Rate72%
  Total Advisory Fees Paid - Net$408,506

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Asset-Backed Securities	96.3%
Short-Term Investments	3.0%
Other Assets in Excess of Liabilities	0.7%

Top Ten Holdings (as a % of Net Assets)

Rockford Tower CLO Ltd., Class A1, 5.12%, due 03/31/38 (3 mo. USD Term SOFR + 1.210%)	1.7%
Octagon Investment Partners 51 Ltd., Class AR, 4.87%, due 07/20/34 (3 mo. USD Term SOFR + 0.990%)	1.7%
RR 26 Ltd., Class A1R, 5.03%, due 04/15/38 (3 mo. USD Term SOFR + 1.120%)	1.7%
Octagon Investment Partners XXI Ltd., Class A2R4, 5.38%, due 02/14/31 (3 mo. USD Term SOFR + 1.150%)	1.7%
Golub Capital Partners CLO 53B Ltd., Class AR, 4.86%, due 07/20/34 (3 mo. USD Term SOFR + 0.980%)	1.7%
Madison Park Funding XLIX Ltd., Class AR, 4.93%, due 10/19/34 (3 mo. USD Term SOFR + 1.050%)	1.7%
Bain Capital Credit CLO Ltd., Class AR, 4.82%, due 04/18/34 (3 mo. USD Term SOFR + 0.940%)	1.7%
Rad CLO 21 Ltd., Class A1R, 4.93%, due 01/25/37 (3 mo. USD Term SOFR + 1.070%)	1.7%
AMMC CLO 27 Ltd., Class A2R, 5.23%, due 01/20/37 (3 mo. USD Term SOFR + 1.350%)	1.7%
Dryden 68 CLO Ltd., Class ARR, 5.01%, due 07/15/35 (3 mo. USD Term SOFR + 1.100%)	1.6%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW AAA CLO ETF

Annual Shareholder Report — October 31, 2025

Ticker: ACLO

TSR ACLO-1025

TCW Core Plus Bond ETF

Ticker: FIXT | Listing Exchange: New York Stock Exchange LLC

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about the TCW Core Plus Bond ETF for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Core Plus Bond ETF	$27	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized. The Fund has changed its fiscal year-end from March 31 to October 31. This period represents the seven-month period from April 1, 2025 to October 31, 2025.

How did the Fund perform last year and what affected its performance?

The TCW Core Plus Bond ETF (FIXT) transitioned from the predecessor mutual fund, the TCW MetWest Intermediate Bond Fund on June 16, 2025. Over the period since the transition, positioning has been adjusted to meet the allocation targets of the new strategy, though overall investment themes remain similar to the predecessor fund. Outperformance over the period was driven by duration and yield curve positioning, with the ETF’s duration position and emphasis on shorter tenors of the curve rewarded as short and intermediate yields fell. Additionally, relative returns benefited from the overweight in securitized products, particularly agency mortgage-backed securities (MBS) as the sector bested Treasuries by 165 bps on a duration-adjusted basis for the period. Meanwhile, with corporate credit posting over 147 bps of excess returns versus comparable Treasuries, the sustained underweight to the sector weighed on relative returns, though the volatility in early April provided opportunity to capitalize on the liquidity afforded by this more defensive positioning. During that time, the portfolio was aggressive in adding exposure at better levels of spread and yield that subsequently benefited returns as markets recovered and spreads retraced the widening.

Fund Performance

(based on Net Asset Value)

	TCW Core Plus Bond ETF (FIXT)	Bloomberg U.S. Aggregate Bond Index	Bloomberg Intermediate U.S. Government/Credit Index
10/2015	$10,000	$10,000	$10,000
11/2015	$9,974	$9,974	$9,974
12/2015	$9,951	$9,941	$9,941
01/2016	$10,049	$10,078	$10,063
02/2016	$10,078	$10,150	$10,112
03/2016	$10,139	$10,243	$10,184
04/2016	$10,161	$10,282	$10,211
05/2016	$10,166	$10,285	$10,200
06/2016	$10,275	$10,470	$10,346
07/2016	$10,309	$10,536	$10,375
08/2016	$10,303	$10,524	$10,348
09/2016	$10,324	$10,517	$10,362
10/2016	$10,278	$10,437	$10,319
11/2016	$10,128	$10,190	$10,141
12/2016	$10,132	$10,205	$10,148
01/2017	$10,167	$10,225	$10,175
02/2017	$10,200	$10,293	$10,223
03/2017	$10,208	$10,288	$10,227
04/2017	$10,263	$10,367	$10,291
05/2017	$10,308	$10,447	$10,342
06/2017	$10,294	$10,437	$10,324
07/2017	$10,340	$10,481	$10,372
08/2017	$10,397	$10,575	$10,433
09/2017	$10,353	$10,525	$10,386
10/2017	$10,359	$10,531	$10,385
11/2017	$10,337	$10,518	$10,353
12/2017	$10,345	$10,566	$10,365
01/2018	$10,262	$10,444	$10,274
02/2018	$10,221	$10,345	$10,227
03/2018	$10,251	$10,412	$10,263
04/2018	$10,201	$10,334	$10,210
05/2018	$10,264	$10,408	$10,271
06/2018	$10,255	$10,395	$10,264
07/2018	$10,247	$10,398	$10,267
08/2018	$10,310	$10,465	$10,327
09/2018	$10,261	$10,397	$10,286
10/2018	$10,243	$10,315	$10,272
11/2018	$10,298	$10,377	$10,318
12/2018	$10,435	$10,567	$10,456
01/2019	$10,534	$10,679	$10,547
02/2019	$10,550	$10,673	$10,556
03/2019	$10,691	$10,878	$10,699
04/2019	$10,709	$10,881	$10,719
05/2019	$10,859	$11,074	$10,859
06/2019	$10,969	$11,213	$10,975
07/2019	$10,952	$11,238	$10,972
08/2019	$11,136	$11,529	$11,166
09/2019	$11,100	$11,468	$11,126
10/2019	$11,145	$11,502	$11,170
11/2019	$11,127	$11,496	$11,153
12/2019	$11,141	$11,488	$11,167
01/2020	$11,292	$11,709	$11,326
02/2020	$11,439	$11,920	$11,486
03/2020	$11,290	$11,850	$11,435
04/2020	$11,500	$12,061	$11,596
05/2020	$11,602	$12,117	$11,684
06/2020	$11,725	$12,193	$11,756
07/2020	$11,846	$12,375	$11,844
08/2020	$11,861	$12,275	$11,830
09/2020	$11,875	$12,269	$11,829
10/2020	$11,857	$12,214	$11,803
11/2020	$11,944	$12,334	$11,861
12/2020	$11,990	$12,351	$11,886
01/2021	$11,980	$12,262	$11,853
02/2021	$11,903	$12,085	$11,756
03/2021	$11,827	$11,934	$11,665
04/2021	$11,884	$12,028	$11,722
05/2021	$11,919	$12,068	$11,769
06/2021	$11,930	$12,153	$11,779
07/2021	$11,997	$12,288	$11,869
08/2021	$11,987	$12,265	$11,850
09/2021	$11,931	$12,159	$11,782
10/2021	$11,865	$12,155	$11,716
11/2021	$11,865	$12,191	$11,730
12/2021	$11,850	$12,160	$11,714
01/2022	$11,697	$11,898	$11,543
02/2022	$11,599	$11,765	$11,467
03/2022	$11,315	$11,439	$11,186
04/2022	$11,055	$11,005	$10,963
05/2022	$11,122	$11,076	$11,044
06/2022	$10,965	$10,902	$10,921
07/2022	$11,172	$11,168	$11,100
08/2022	$10,931	$10,853	$10,878
09/2022	$10,582	$10,384	$10,587
10/2022	$10,513	$10,249	$10,540
11/2022	$10,762	$10,626	$10,769
12/2022	$10,752	$10,578	$10,750
01/2023	$11,016	$10,904	$10,950
02/2023	$10,773	$10,622	$10,754
03/2023	$11,064	$10,891	$11,001
04/2023	$11,123	$10,957	$11,068
05/2023	$11,020	$10,838	$10,986
06/2023	$10,930	$10,800	$10,911
07/2023	$10,958	$10,792	$10,940
08/2023	$10,953	$10,723	$10,938
09/2023	$10,793	$10,451	$10,820
10/2023	$10,705	$10,286	$10,770
11/2023	$11,042	$10,751	$11,057
12/2023	$11,346	$11,163	$11,314
01/2024	$11,374	$11,132	$11,337
02/2024	$11,233	$10,975	$11,224
03/2024	$11,299	$11,076	$11,297
04/2024	$11,087	$10,797	$11,144
05/2024	$11,237	$10,980	$11,279
06/2024	$11,351	$11,084	$11,368
07/2024	$11,585	$11,343	$11,582
08/2024	$11,734	$11,505	$11,715
09/2024	$11,857	$11,660	$11,843
10/2024	$11,629	$11,370	$11,653
11/2024	$11,706	$11,491	$11,726
12/2024	$11,595	$11,303	$11,653
01/2025	$11,663	$11,363	$11,719
02/2025	$11,864	$11,613	$11,883
03/2025	$11,906	$11,617	$11,935
04/2025	$12,016	$11,663	$12,046
05/2025	$11,956	$11,579	$12,007
06/2025	$12,105	$11,757	$12,135
07/2025	$12,082	$11,726	$12,118
08/2025	$12,247	$11,866	$12,266
09/2025	$12,402	$11,996	$12,317
10/2025	$12,473	$12,071	$12,370

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years

TCW Core Plus Bond ETF (FIXT)	7.40%	1.05%	2.25%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Bloomberg Intermediate U.S. Government/Credit Index	6.15%	0.94%	2.15%

Past Performance: Performance data represent past performance which does not guarantee future result.

Key Fund Statistics

  Total Net Assets$234,435,758
  # of Portfolio Holdings493
  Portfolio Turnover Rate446%Footnote Referencea
  Total Advisory Fees Paid - Net$816,692Footnote Referencea
Footnote	Description
Footnote[a]	The Fund has changed its fiscal year-end from March 31 to October 31. This period represents the seven-month period from April 1, 2025 to October 31, 2025.

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Agency	34.7%
Corporate Bonds	23.4%
U.S. Treasury Securities	16.2%
Asset-Backed Securities	9.9%
Short-Term Investments	7.7%
Residential Mortgage-Backed Securities - Non-Agency	7.6%
Bank Loans	4.0%
Commercial Mortgage-Backed Securities - Non-Agency	2.6%
Other Security TypesFootnote Reference*	5.1%
Liabilities in Excess of Other Assets	(11.2%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bonds, 4.75%, due 08/15/55	7.3%
U.S. Treasury Notes, 3.75%, due 10/31/32	5.1%
U.S. Treasury Notes, 3.63%, due 10/31/30	2.6%
Federal National Mortgage Association, 4.50%, due 09/01/52	2.1%
Federal National Mortgage Association, 2.00%, due 03/01/52	2.0%
Federal Home Loan Mortgage Corp., 3.00%, due 07/01/52	1.8%
Federal Home Loan Mortgage Corp., 2.50%, due 04/01/53	1.7%
Federal Home Loan Mortgage Corp., 4.00%, due 01/01/54	1.5%
TCW Private Asset Income Fund, Class I	1.5%
Government National Mortgage Association, TBA, 3.50%, due 02/01/52	1.4%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Core Plus Bond ETF

Annual Shareholder Report — October 31, 2025

Composite: FIXT

TSR FIXT-1025

TCW Corporate Bond ETF

Ticker: IGCB | Listing Exchange: New York Stock Exchange LLC

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about the TCW Corporate Bond ETF for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Corporate Bond ETF	$21	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized. The Fund has changed its fiscal year-end from March 31 to October 31. This period represents the seven-month period from April 1, 2025 to October 31, 2025.

How did the Fund perform last year and what affected its performance?

Outperformance was driven by the overweight duration position as rates fell over the 1-year period, while the emphasis on shorter yields provided a further boost as the yield curve steepened. Additionally, issue selection and selective repositioning across corporate credit bolstered returns.  With the substantial market volatility in early April, the ETF took the opportunity to capitalize on attractive pricing and spread entry points among corporate credit.  Additions that were made during this period, including non-cyclicals and large U.S. banks, significantly added to performance as spreads remediated and the differential between large U.S. banks and the broader investment grade corporate universe narrowed. Notwithstanding these additions, the ETFs remained underweight industrials and financials overall, which helped insulate returns heading into the April volatility, but have been a headwind since as yield spreads have tightened.  Finally, the ETF’s small position in commercial MBS interest only bonds represented a steady source of income over the trailing 1-year period, contributing to relative performance.

Fund Performance

(based on Net Asset Value)

	TCW Corporate Bond ETF (IGCB)	Bloomberg U.S. Aggregate Bond Index	BBG U.S. Corporate Investment Grade Index
06/2018	$10,000	$10,000	$10,000
07/2018	$10,030	$10,002	$10,083
08/2018	$10,214	$10,067	$10,133
09/2018	$10,176	$10,002	$10,097
10/2018	$10,072	$9,923	$9,949
11/2018	$10,091	$9,982	$9,933
12/2018	$10,278	$10,165	$10,079
01/2019	$10,480	$10,273	$10,316
02/2019	$10,491	$10,267	$10,338
03/2019	$10,795	$10,465	$10,597
04/2019	$10,873	$10,467	$10,655
05/2019	$11,066	$10,653	$10,807
06/2019	$11,378	$10,787	$11,072
07/2019	$11,401	$10,811	$11,134
08/2019	$11,794	$11,091	$11,484
09/2019	$11,703	$11,032	$11,409
10/2019	$11,764	$11,065	$11,478
11/2019	$11,804	$11,059	$11,507
12/2019	$11,819	$11,052	$11,544
01/2020	$12,138	$11,264	$11,815
02/2020	$12,309	$11,467	$11,973
03/2020	$11,816	$11,400	$11,125
04/2020	$12,372	$11,602	$11,708
05/2020	$12,492	$11,656	$11,891
06/2020	$12,707	$11,730	$12,124
07/2020	$13,020	$11,905	$12,518
08/2020	$12,905	$11,809	$12,346
09/2020	$12,899	$11,802	$12,310
10/2020	$12,879	$11,750	$12,288
11/2020	$13,214	$11,865	$12,630
12/2020	$13,281	$11,881	$12,685
01/2021	$13,150	$11,796	$12,523
02/2021	$12,947	$11,626	$12,307
03/2021	$12,739	$11,480	$12,096
04/2021	$12,860	$11,571	$12,230
05/2021	$12,945	$11,609	$12,324
06/2021	$13,162	$11,691	$12,525
07/2021	$13,345	$11,821	$12,696
08/2021	$13,310	$11,799	$12,658
09/2021	$13,177	$11,697	$12,525
10/2021	$13,200	$11,693	$12,556
11/2021	$13,200	$11,728	$12,563
12/2021	$13,169	$11,698	$12,553
01/2022	$12,753	$11,446	$12,131
02/2022	$12,505	$11,318	$11,888
03/2022	$12,174	$11,004	$11,588
04/2022	$11,535	$10,586	$10,955
05/2022	$11,647	$10,655	$11,057
06/2022	$11,317	$10,487	$10,747
07/2022	$11,667	$10,744	$11,095
08/2022	$11,310	$10,440	$10,770
09/2022	$10,678	$9,989	$10,204
10/2022	$10,546	$9,860	$10,098
11/2022	$11,078	$10,222	$10,621
12/2022	$11,021	$10,176	$10,575
01/2023	$11,505	$10,489	$10,998
02/2023	$11,106	$10,218	$10,649
03/2023	$11,470	$10,477	$10,945
04/2023	$11,530	$10,541	$11,029
05/2023	$11,348	$10,426	$10,869
06/2023	$11,359	$10,389	$10,914
07/2023	$11,385	$10,382	$10,951
08/2023	$11,319	$10,315	$10,866
09/2023	$10,980	$10,053	$10,576
10/2023	$10,761	$9,895	$10,378
11/2023	$11,412	$10,343	$10,999
12/2023	$11,945	$10,739	$11,476
01/2024	$11,959	$10,709	$11,456
02/2024	$11,744	$10,558	$11,284
03/2024	$11,874	$10,655	$11,430
04/2024	$11,530	$10,386	$11,139
05/2024	$11,767	$10,562	$11,347
06/2024	$11,873	$10,662	$11,420
07/2024	$12,193	$10,911	$11,692
08/2024	$12,421	$11,068	$11,876
09/2024	$12,661	$11,216	$12,086
10/2024	$12,311	$10,938	$11,793
11/2024	$12,473	$11,054	$11,951
12/2024	$12,198	$10,873	$11,719
01/2025	$12,263	$10,931	$11,784
02/2025	$12,539	$11,171	$12,024
03/2025	$12,533	$11,175	$11,990
04/2025	$12,621	$11,219	$11,986
05/2025	$12,577	$11,139	$11,984
06/2025	$12,809	$11,310	$12,208
07/2025	$12,804	$11,280	$12,216
08/2025	$12,929	$11,415	$12,340
09/2025	$13,127	$11,540	$12,525
10/2025	$13,172	$11,612	$12,573

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception 06/29/18

TCW Corporate Bond ETF (IGCB)	7.07%	0.47%	3.83%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	2.06%
BBG U.S. Corporate Investment Grade Index	6.62%	2.32%	3.17%

Past Performance: Performance data represent past performance which does not guarantee future result.

Key Fund Statistics

  Total Net Assets$28,160,444
  # of Portfolio Holdings375
  Portfolio Turnover Rate133%Footnote Referencea
  Total Advisory Fees Paid - Net$51,779Footnote Referencea
Footnote	Description
Footnote[a]	The Fund has changed its fiscal year-end from March 31 to October 31. This period represents the seven-month period from April 1, 2025 to October 31, 2025.

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Corporate Bonds	84.8%
U.S. Treasury Securities	8.8%
Short-Term Investments	3.0%
Municipal Bonds	2.0%
Foreign Government Bonds	0.6%
Asset-Backed Securities	0.1%
Convertible Corporate Bonds	0.1%
Residential Mortgage-Backed Securities - Agency	0.0%
Other Security TypesFootnote Reference*	0.0%
Other Assets in Excess of Liabilities	0.6%
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bonds, 4.75%, due 08/15/55	6.0%
Bank of America Corp., 2.69%, due 04/22/32 (1 day USD SOFR + 1.320%)	2.2%
U.S. Treasury Notes, 3.50%, due 10/31/27	2.2%
JPMorgan Chase & Co., 2.55%, due 11/08/32 (1 day USD SOFR + 1.180%)	1.9%
Wells Fargo & Co., 3.35%, due 03/02/33 (1 day USD SOFR + 1.500%)	1.9%
Goldman Sachs Group, Inc., 1.99%, due 01/27/32 (1 day USD SOFR + 1.090%)	1.7%
T-Mobile USA, Inc., 2.55%, due 02/15/31	1.5%
UnitedHealth Group, Inc., 5.15%, due 07/15/34	1.4%
New York Life Global Funding, 4.55%, due 01/28/33	1.2%
Florida Power & Light Co., 5.30%, due 06/15/34	1.2%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Corporate Bond ETF

Annual Shareholder Report — October 31, 2025

Ticker: IGCB

TSR IGCB-1025

TCW Flexible Income ETF

Ticker: FLXR | Listing Exchange: New York Stock Exchange LLC

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about the TCW Flexible Income ETF for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Flexible Income ETF	$42	0.40%

How did the Fund perform last year and what affected its performance?

Strong performance over the period was supported by allocations across securitized sectors, particularly non-agency residential mortgage-backed securities (MBS) with both legacy and newer vintage deals offering steady income and attractive yield premiums. Within agency MBS, the ETF’s emphasis on lower and middle coupons within the 30-Year coupon stack proved advantageous as heightened prepayment concerns in recent months have negatively impacted premium coupon performance in favor of the total return potential of discount-priced coupons. Non-agency commercial MBS (CMBS) securities remained resilient, especially higher-quality single asset single borrower deals backed by trophy and class-A properties which have performed well year-over-year in the broader risk-on backdrop and continued sponsorship of performing properties. Elsewhere in securitized assets, the allocation to asset-backed securities was also additive, with notable contributions from subordinate collateralized loan obligations (CLOs) and single-family rentals. Among corporates, investments in both investment-grade and high-yield names bolstered returns. With the substantial market volatility in early April, the ETF took the opportunity to capitalize on attractive pricing and spread entry points among corporate credit. Additions that were made during this period, including non-cyclicals and large U.S. banks, significantly added to performance as spreads remediated and the differential between large U.S. banks and the broader investment grade corporate universe narrowed. Finally, performance benefited from the positive duration profile and curve-steepening bias as yields fell over the period and the curve steepened.

Fund Performance

(based on Net Asset Value)

	TCW Flexible Income ETF (FLXR)Footnote Reference1	Bloomberg U.S. Aggregate Bond Index
11/2018	$10,000	$10,000
12/2018	$10,137	$10,184
01/2019	$10,291	$10,292
02/2019	$10,610	$10,286
03/2019	$11,024	$10,483
04/2019	$11,155	$10,486
05/2019	$11,358	$10,672
06/2019	$11,514	$10,806
07/2019	$11,519	$10,830
08/2019	$11,788	$11,111
09/2019	$11,841	$11,051
10/2019	$11,861	$11,085
11/2019	$11,934	$11,079
12/2019	$11,989	$11,071
01/2020	$12,180	$11,284
02/2020	$12,378	$11,488
03/2020	$12,142	$11,420
04/2020	$12,517	$11,623
05/2020	$12,696	$11,677
06/2020	$12,892	$11,751
07/2020	$12,992	$11,926
08/2020	$13,047	$11,830
09/2020	$13,084	$11,823
10/2020	$13,116	$11,771
11/2020	$13,345	$11,886
12/2020	$13,440	$11,902
01/2021	$13,523	$11,817
02/2021	$13,508	$11,647
03/2021	$13,457	$11,501
04/2021	$13,593	$11,592
05/2021	$13,640	$11,630
06/2021	$13,687	$11,712
07/2021	$13,763	$11,842
08/2021	$13,785	$11,820
09/2021	$13,802	$11,718
10/2021	$13,740	$11,714
11/2021	$13,696	$11,749
12/2021	$13,740	$11,719
01/2022	$13,574	$11,466
02/2022	$13,428	$11,339
03/2022	$13,181	$11,024
04/2022	$12,892	$10,605
05/2022	$12,864	$10,674
06/2022	$12,549	$10,506
07/2022	$12,887	$10,763
08/2022	$12,686	$10,459
09/2022	$12,200	$10,007
10/2022	$12,171	$9,877
11/2022	$12,527	$10,240
12/2022	$12,551	$10,194
01/2023	$12,963	$10,508
02/2023	$12,737	$10,236
03/2023	$13,016	$10,496
04/2023	$13,125	$10,560
05/2023	$13,002	$10,445
06/2023	$12,972	$10,408
07/2023	$13,097	$10,400
08/2023	$13,104	$10,334
09/2023	$12,904	$10,071
10/2023	$12,776	$9,912
11/2023	$13,273	$10,361
12/2023	$13,695	$10,758
01/2024	$13,760	$10,728
02/2024	$13,640	$10,577
03/2024	$13,785	$10,674
04/2024	$13,561	$10,405
05/2024	$13,780	$10,581
06/2024	$13,891	$10,681
07/2024	$14,262	$10,931
08/2024	$14,530	$11,088
09/2024	$14,718	$11,236
10/2024	$14,454	$10,958
11/2024	$14,611	$11,074
12/2024	$14,562	$10,892
01/2025	$14,690	$10,950
02/2025	$14,868	$11,191
03/2025	$14,909	$11,195
04/2025	$15,005	$11,239
05/2025	$15,070	$11,159
06/2025	$15,225	$11,330
07/2025	$15,294	$11,301
08/2025	$15,444	$11,436
09/2025	$15,527	$11,560
10/2025	$15,642	$11,633

The Fund's past performance is not a good predictor of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Footnote	Description
Footnote[1]	For periods before June 24, 2024, reflects the performance of Class I shares of the predecessor mutual fund, the Metropolitan West Flexible Income Fund, which had substantially similar objectives, strategies and policies but was subject to different expenses, which would have produced different results.

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception 11/30/18

TCW Flexible Income ETF (FLXR)	8.18%	3.53%	6.64%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	2.22%

Past Performance: Performance data represent past performance which does not guarantee future result.

Key Fund Statistics

  Total Net Assets$2,107,065,696
  # of Portfolio Holdings1,429
  Portfolio Turnover Rate390%
  Total Advisory Fees Paid$4,250,399

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Agency	23.4%
Commercial Mortgage-Backed Securities - Non-Agency	17.6%
Corporate Bonds	16.6%
Asset-Backed Securities	15.0%
Residential Mortgage-Backed Securities - Non-Agency	12.3%
U.S. Treasury Securities	10.0%
Bank Loans	7.9%
Short-Term Investments	6.7%
Other Security TypesFootnote Reference*	4.1%
Liabilities in Excess of Other Assets	(13.6%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes, 3.63%, due 10/31/30	5.4%
U.S. Treasury Notes, 3.50%, due 10/31/27	4.5%
TCW Private Asset Income Fund, Class I	2.1%
Federal Home Loan Mortgage Corp., 4.00%, due 09/01/52	1.9%
Federal Home Loan Mortgage Corp., 4.50%, due 02/01/53	1.5%
Government National Mortgage Association, TBA, 5.50%, due 05/01/55	1.3%
Federal National Mortgage Association REMICS, Class FA, 5.43%, due 08/25/55 (30 day USD SOFR Average + 1.250%)	1.1%
Federal National Mortgage Association REMICS, Class LF, 5.43%, due 09/25/55 (30 day USD SOFR Average + 1.250%)	1.1%
Government National Mortgage Association, TBA, 4.00%, due 05/01/52	1.0%
Government National Mortgage Association, TBA, 5.00%, due 04/01/55	1.0%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Flexible Income ETF

Annual Shareholder Report — October 31, 2025

Ticker: FLXR

TSR FLXR-1025

TCW High Yield Bond ETF

Ticker: HYBX | Listing Exchange: New York Stock Exchange LLC

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about the TCW High Yield Bond ETF for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW High Yield Bond ETF	$52	0.50%

How did the Fund perform last year and what affected its performance?

Over the trailing 1-year period, relative underperformance stemmed from the off-Index allocation to bank loans given two defaults over the period, with one of those issuer defaults also affecting a bond held in the consumer non-cyclical healthcare sector. Communication was also impacted by softening demand and volatile M&A news, which resulted in an issue selection headwind. In particular, holdings in cable satellite weighed on returns as they were less widely held in the Bloomberg U.S. High Yield Corporate Index (Index). Meanwhile, the sharp widening in spreads that occurred in April’s selloff provided the ability to capitalize on attractive spread entry points among energy and consumer cyclical issuers, which helped offset some of the drag over the period as spreads remediated. Furthermore, the positioning in capital goods, electric utilities, and technology supported relative returns, with additional contributions coming from favorable credit selection across the period. Finally, the Fund remained underweight basic industry given the view that cyclical sectors are more sensitive to volatility, which helped insulate returns from the spread widening that occurred early in 2025.

Fund Performance

(based on Net Asset Value)

	TCW High Yield Bond ETF (HYBX)	Bloomberg U.S. Universal Bond Index	Bloomberg U.S. Corporate High Yield Index 2% Issuer CapFootnote Reference1	FTSE U.S. High Yield Cash Pay Capped Custom Index
10/2015	$10,000	$10,000	$10,000	$10,000
11/2015	$9,938	$9,964	$9,779	$9,757
12/2015	$9,810	$9,914	$9,533	$9,485
01/2016	$9,813	$10,023	$9,380	$9,316
02/2016	$9,861	$10,094	$9,433	$9,368
03/2016	$9,968	$10,218	$9,853	$9,790
04/2016	$10,112	$10,288	$10,238	$10,186
05/2016	$10,147	$10,296	$10,302	$10,260
06/2016	$10,200	$10,477	$10,396	$10,369
07/2016	$10,353	$10,563	$10,678	$10,627
08/2016	$10,473	$10,575	$10,901	$10,855
09/2016	$10,515	$10,577	$10,974	$10,925
10/2016	$10,506	$10,507	$11,016	$10,954
11/2016	$10,478	$10,271	$10,964	$10,920
12/2016	$10,601	$10,301	$11,166	$11,126
01/2017	$10,674	$10,338	$11,328	$11,265
02/2017	$10,782	$10,418	$11,493	$11,416
03/2017	$10,821	$10,414	$11,467	$11,388
04/2017	$10,912	$10,500	$11,599	$11,509
05/2017	$11,003	$10,581	$11,700	$11,607
06/2017	$11,043	$10,572	$11,716	$11,610
07/2017	$11,118	$10,625	$11,846	$11,744
08/2017	$11,140	$10,717	$11,841	$11,730
09/2017	$11,198	$10,679	$11,947	$11,833
10/2017	$11,221	$10,692	$11,998	$11,883
11/2017	$11,244	$10,676	$11,968	$11,861
12/2017	$11,267	$10,723	$12,004	$11,898
01/2018	$11,290	$10,620	$12,076	$11,992
02/2018	$11,224	$10,519	$11,973	$11,877
03/2018	$11,195	$10,572	$11,901	$11,805
04/2018	$11,263	$10,501	$11,978	$11,873
05/2018	$11,278	$10,559	$11,975	$11,883
06/2018	$11,293	$10,543	$12,023	$11,929
07/2018	$11,363	$10,565	$12,154	$12,054
08/2018	$11,434	$10,618	$12,244	$12,136
09/2018	$11,480	$10,572	$12,312	$12,207
10/2018	$11,378	$10,484	$12,115	$12,013
11/2018	$11,388	$10,531	$12,011	$11,906
12/2018	$11,267	$10,695	$11,754	$11,630
01/2019	$11,687	$10,843	$12,285	$12,173
02/2019	$11,808	$10,855	$12,489	$12,366
03/2019	$11,931	$11,051	$12,607	$12,487
04/2019	$12,053	$11,066	$12,786	$12,655
05/2019	$12,025	$11,236	$12,634	$12,480
06/2019	$12,282	$11,395	$12,922	$12,779
07/2019	$12,362	$11,429	$12,995	$12,829
08/2019	$12,462	$11,687	$13,047	$12,866
09/2019	$12,504	$11,637	$13,094	$12,896
10/2019	$12,566	$11,674	$13,130	$12,924
11/2019	$12,570	$11,672	$13,173	$12,990
12/2019	$12,729	$11,689	$13,437	$13,261
01/2020	$12,772	$11,899	$13,440	$13,256
02/2020	$12,795	$12,077	$13,251	$13,026
03/2020	$11,863	$11,841	$11,732	$11,499
04/2020	$12,487	$12,078	$12,263	$11,892
05/2020	$12,849	$12,191	$12,799	$12,474
06/2020	$12,912	$12,293	$12,921	$12,560
07/2020	$13,411	$12,509	$13,523	$13,169
08/2020	$13,491	$12,437	$13,653	$13,303
09/2020	$13,370	$12,414	$13,513	$13,177
10/2020	$13,431	$12,370	$13,580	$13,238
11/2020	$13,834	$12,531	$14,117	$13,740
12/2020	$14,005	$12,575	$14,383	$14,003
01/2021	$14,025	$12,496	$14,431	$14,041
02/2021	$14,045	$12,334	$14,484	$14,077
03/2021	$13,984	$12,191	$14,507	$14,126
04/2021	$14,107	$12,293	$14,664	$14,274
05/2021	$14,148	$12,340	$14,707	$14,310
06/2021	$14,292	$12,430	$14,903	$14,486
07/2021	$14,354	$12,555	$14,959	$14,531
08/2021	$14,437	$12,547	$15,037	$14,611
09/2021	$14,458	$12,440	$15,036	$14,622
10/2021	$14,395	$12,429	$15,009	$14,595
11/2021	$14,270	$12,444	$14,861	$14,439
12/2021	$14,489	$12,436	$15,140	$14,724
01/2022	$14,151	$12,163	$14,727	$14,342
02/2022	$13,984	$11,998	$14,576	$14,203
03/2022	$13,903	$11,676	$14,410	$14,096
04/2022	$13,431	$11,240	$13,899	$13,615
05/2022	$13,502	$11,302	$13,931	$13,624
06/2022	$12,770	$11,076	$12,992	$12,705
07/2022	$13,461	$11,355	$13,759	$13,475
08/2022	$13,236	$11,060	$13,442	$13,172
09/2022	$12,655	$10,583	$12,909	$12,627
10/2022	$12,960	$10,467	$13,244	$13,026
11/2022	$13,245	$10,857	$13,531	$13,230
12/2022	$13,220	$10,820	$13,447	$13,149
01/2023	$13,650	$11,156	$13,959	$13,653
02/2023	$13,400	$10,882	$13,781	$13,483
03/2023	$13,583	$11,137	$13,927	$13,622
04/2023	$13,674	$11,205	$14,067	$13,776
05/2023	$13,536	$11,089	$13,938	$13,653
06/2023	$13,675	$11,072	$14,171	$13,875
07/2023	$13,838	$11,083	$14,367	$14,077
08/2023	$13,885	$11,016	$14,409	$14,117
09/2023	$13,744	$10,753	$14,236	$13,967
10/2023	$13,602	$10,592	$14,069	$13,769
11/2023	$14,149	$11,068	$14,707	$14,408
12/2023	$14,627	$11,488	$15,255	$14,931
01/2024	$14,675	$11,461	$15,254	$14,945
02/2024	$14,699	$11,323	$15,299	$14,990
03/2024	$14,820	$11,435	$15,480	$15,166
04/2024	$14,625	$11,167	$15,334	$15,029
05/2024	$14,797	$11,352	$15,503	$15,191
06/2024	$14,920	$11,456	$15,649	$15,337
07/2024	$15,149	$11,716	$15,954	$15,638
08/2024	$15,379	$11,889	$16,214	$15,890
09/2024	$15,585	$12,052	$16,476	$16,150
10/2024	$15,491	$11,778	$16,387	$16,072
11/2024	$15,618	$11,902	$16,576	$16,244
12/2024	$15,551	$11,722	$16,505	$16,183
01/2025	$15,742	$11,793	$16,730	$16,421
02/2025	$15,842	$12,037	$16,843	$16,523
03/2025	$15,703	$12,034	$16,671	$16,339
04/2025	$15,706	$12,077	$16,667	$16,342
05/2025	$15,978	$12,015	$16,947	$16,630
06/2025	$16,246	$12,203	$17,259	$16,927
07/2025	$16,313	$12,185	$17,337	$17,004
08/2025	$16,446	$12,331	$17,553	$17,210
09/2025	$16,510	$12,462	$17,696	$17,345
10/2025	$16,536	$12,544	$17,724	$17,382

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Footnote	Description
Footnote[1]	Benchmark changed to the Bloomberg U.S. Corporate High Yield Index 2% Issuer Cap Index effective 11/18/24. Prior to 11/18/24, the benchmark was the FTSE U.S. High Yield Cash Pay Capped Custom Index, also shown here.

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years

TCW High Yield Bond ETF (HYBX)	6.74%	4.25%	5.16%
Bloomberg U.S. Universal Bond Index	6.51%	0.28%	2.29%
Bloomberg U.S. Corporate High Yield Index 2% Issuer Cap	8.16%	5.47%	5.89%
FTSE U.S. High Yield Cash Pay Capped Custom Index	8.15%	5.60%	5.68%

Past Performance: Performance data represent past performance which does not guarantee future result.

Key Fund Statistics

  Total Net Assets$36,835,545
  # of Portfolio Holdings305
  Portfolio Turnover Rate111%
  Total Advisory Fees Paid - Net$167,115

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Corporate Bonds	82.8%
Bank Loans	12.3%
Short-Term Investments	3.9%
Convertible Corporate Bonds	0.1%
Common Stock	0.1%
Warrants	0.0%
Other Assets in Excess of Liabilities	0.8%

Top Ten Holdings (as a % of Net Assets)

CSC Holdings LLC, 6.50%, due 02/01/29	1.4%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, due 02/01/28	1.2%
Sunoco LP, 7.88%, due 09/18/30 (5 yr. CMT + 4.230%)	1.1%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, due 06/01/33	1.0%
1261229 BC Ltd., 10.00%, due 04/15/32	0.9%
Warnermedia Holdings, Inc., 5.05%, due 03/15/42	0.9%
Michaels Cos., Inc., 5.25%, due 05/01/28	0.8%
Jane Street Group/JSG Finance, Inc., 6.13%, due 11/01/32	0.8%
TransDigm, Inc., 6.38%, due 03/01/29	0.8%
Tenet Healthcare Corp., 6.75%, due 05/15/31	0.7%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW High Yield Bond ETF

Annual Shareholder Report — October 31, 2025

Ticker: HYBX

TSR HYBX-1025

TCW Multisector Credit Income ETF

Ticker: MUSE | Listing Exchange: New York Stock Exchange LLC

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about the TCW Multisector Credit Income ETF for the period of November 15, 2024 (commencement of operations) to October 31, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Multisector Credit Income ETF	$56Footnote Reference+	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote+	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

How did the Fund perform last year and what affected its performance?

Relative underperformance for the period was driven by underweight positioning in emerging markets (EM) and idiosyncratic exposure in high yield and bank loans. On the other hand, an off-index allocation to investment grade credit benefited relative performance for the period. The market sell-off in April 2025 provided an opportunity to capitalize on wider spreads across a diversified investment universe, reducing investment grade credit and CLO exposure and adding developed market high yield credit and emerging market debt.

Fund Performance

(based on Net Asset Value)

	TCW Multisector Credit Income ETF (MUSE)	Bloomberg U.S. Universal Bond Index	33% BBG Corp HY / 33% JPM EMBI GD / 33% Morningstar LSTA Leveraged Loan
11/15/2024	$10,000	$10,000	$10,000
11/30/2024	$10,070	$10,150	$10,087
12/31/2024	$10,034	$9,996	$10,045
1/31/2025	$10,145	$10,057	$10,162
2/28/2025	$10,220	$10,265	$10,242
3/31/2025	$10,196	$10,262	$10,170
4/30/2025	$10,120	$10,298	$10,160
5/31/2025	$10,266	$10,246	$10,307
6/30/2025	$10,430	$10,406	$10,481
7/31/2025	$10,513	$10,391	$10,572
8/31/2025	$10,624	$10,516	$10,689
9/30/2025	$10,729	$10,627	$10,797
10/31/2025	$10,787	$10,697	$10,887

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Name	Since Inception 11/15/24

TCW Multisector Credit Income ETF (MUSE)	7.87%
Bloomberg U.S. Universal Bond Index	6.93%
33% BBG Corp HY / 33% JPM EMBI GD / 33% Morningstar LSTA Leveraged Loan	7.82%

Past Performance: Performance data represent past performance which does not guarantee future result.

Key Fund Statistics

  Total Net Assets$50,862,591
  # of Portfolio Holdings270
  Portfolio Turnover Rate75%
  Total Advisory Fees Paid - Net$269,169

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Corporate Bonds	47.7%
Bank Loans	23.6%
Foreign Government Bonds	11.6%
Short-Term Investments	7.2%
Asset-Backed Securities	3.4%
Convertible Corporate Bonds	0.1%
Common Stock	0.0%
Other Assets in Excess of Liabilities	6.4%

Top Ten Holdings (as a % of Net Assets)

Sunoco LP, 7.88%, due 09/18/30 (5 yr. CMT + 4.230%)	1.0%
Ecopetrol SA, 5.88%, due 11/02/51	0.8%
Petroleos Mexicanos, 5.95%, due 01/28/31	0.7%
Samarco Mineracao SA, 9.50%, due 06/30/31	0.7%
Magnite, Inc., 6.96%, due 02/06/31 (1 mo. USD Term SOFR + 0.030%)	0.7%
Saudi Government International Bonds, 5.00%, due 01/18/53	0.7%
Romania Government International Bonds, 6.38%, due 01/30/34	0.7%
TCP Sunbelt Acquisition Co., 8.45%, due 10/24/31 (3 mo. USD Term SOFR + 0.043%)	0.7%
Delivery Hero SE, 9.23%, due 12/12/29 (3 mo. USD Term SOFR + 0.050%)	0.7%
Avolon TLB Borrower 1 U.S. LLC, 5.78%, due 06/24/30 (1 mo. USD Term SOFR + 0.018%)	0.7%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Multisector Credit Income ETF

Annual Shareholder Report — October 31, 2025

Ticker: MUSE

TSR MUSE-1025

TCW Senior Loan ETF

Ticker: SLNZ | Listing Exchange: New York Stock Exchange LLC

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about the TCW Senior Loan ETF for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Senior Loan ETF	$39	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized. The Fund has changed its fiscal year-end from March 31 to October 31. This period represents the seven-month period from April 1, 2025 to October 31, 2025.

How did the Fund perform last year and what affected its performance?

Positive relative returns for the trailing 1-year period were driven by the positioning in software services and from holdings with strong recurring revenue that outpaced those in the Morningstar LSTA Leveraged Loan Index (Index). The underweight position to materials was also a tailwind as the sector continues to lag the Index, with additional contributions coming from the favorable security selection to top-performing loans. Also, issue selection in capital goods, consumer, and commercial services was beneficial. Despite loans held in the food & beverage sector positively impacting relative returns, the overweight to the sector was a headwind as it is one of the bottom performers in the Index. Similarly, the continued underweight to automobiles insulated returns from the broad weakness over the period, but a loan held in that space defaulted and slightly mitigated those gains. Furthermore, a loan held in the healthcare sector entered a restructuring process which weighed on relative returns. Finally, loan selection in media entertainment and consumer discretionary resulted in a drag as loans held underperformed those in the Index.

Fund Performance

(based on Net Asset Value)

	TCW Senior Loan ETF (SLNZ)	Bloomberg U.S. Universal Bond Index	Morningstar LSTA Leveraged Loan Index
10/2015	$10,000	$10,000	$10,000
11/2015	$9,968	$9,964	$9,912
12/2015	$9,940	$9,914	$9,808
01/2016	$9,910	$10,023	$9,744
02/2016	$9,858	$10,094	$9,693
03/2016	$10,003	$10,218	$9,960
04/2016	$10,103	$10,288	$10,158
05/2016	$10,164	$10,296	$10,248
06/2016	$10,185	$10,477	$10,250
07/2016	$10,288	$10,563	$10,397
08/2016	$10,328	$10,575	$10,475
09/2016	$10,399	$10,577	$10,566
10/2016	$10,450	$10,507	$10,653
11/2016	$10,468	$10,271	$10,681
12/2016	$10,551	$10,301	$10,805
01/2017	$10,581	$10,338	$10,865
02/2017	$10,622	$10,418	$10,920
03/2017	$10,632	$10,414	$10,928
04/2017	$10,652	$10,500	$10,976
05/2017	$10,695	$10,581	$11,016
06/2017	$10,706	$10,572	$11,011
07/2017	$10,773	$10,625	$11,087
08/2017	$10,774	$10,717	$11,082
09/2017	$10,807	$10,679	$11,126
10/2017	$10,873	$10,692	$11,192
11/2017	$10,886	$10,676	$11,205
12/2017	$10,931	$10,723	$11,250
01/2018	$11,011	$10,620	$11,358
02/2018	$11,012	$10,519	$11,380
03/2018	$11,027	$10,572	$11,412
04/2018	$11,076	$10,501	$11,460
05/2018	$11,094	$10,559	$11,479
06/2018	$11,089	$10,543	$11,492
07/2018	$11,164	$10,565	$11,577
08/2018	$11,204	$10,618	$11,624
09/2018	$11,266	$10,572	$11,704
10/2018	$11,273	$10,484	$11,700
11/2018	$11,202	$10,531	$11,594
12/2018	$10,985	$10,695	$11,299
01/2019	$11,225	$10,843	$11,587
02/2019	$11,371	$10,855	$11,771
03/2019	$11,361	$11,051	$11,751
04/2019	$11,512	$11,066	$11,945
05/2019	$11,490	$11,236	$11,919
06/2019	$11,547	$11,395	$11,948
07/2019	$11,640	$11,429	$12,044
08/2019	$11,615	$11,687	$12,011
09/2019	$11,660	$11,637	$12,067
10/2019	$11,632	$11,674	$12,012
11/2019	$11,696	$11,672	$12,083
12/2019	$11,808	$11,689	$12,276
01/2020	$11,861	$11,899	$12,344
02/2020	$11,754	$12,077	$12,181
03/2020	$10,774	$11,841	$10,674
04/2020	$11,154	$12,078	$11,155
05/2020	$11,476	$12,191	$11,578
06/2020	$11,533	$12,293	$11,710
07/2020	$11,711	$12,509	$11,939
08/2020	$11,831	$12,437	$12,118
09/2020	$11,876	$12,414	$12,194
10/2020	$11,860	$12,370	$12,219
11/2020	$12,062	$12,531	$12,491
12/2020	$12,197	$12,575	$12,659
01/2021	$12,305	$12,496	$12,810
02/2021	$12,345	$12,334	$12,885
03/2021	$12,338	$12,191	$12,885
04/2021	$12,395	$12,293	$12,951
05/2021	$12,439	$12,340	$13,026
06/2021	$12,459	$12,430	$13,074
07/2021	$12,443	$12,555	$13,073
08/2021	$12,501	$12,547	$13,135
09/2021	$12,571	$12,440	$13,219
10/2021	$12,580	$12,429	$13,254
11/2021	$12,551	$12,444	$13,233
12/2021	$12,626	$12,436	$13,318
01/2022	$12,625	$12,163	$13,366
02/2022	$12,560	$11,998	$13,298
03/2022	$12,537	$11,676	$13,304
04/2022	$12,550	$11,240	$13,333
05/2022	$12,247	$11,302	$12,992
06/2022	$11,958	$11,076	$12,711
07/2022	$12,181	$11,355	$12,984
08/2022	$12,349	$11,060	$13,177
09/2022	$12,080	$10,583	$12,877
10/2022	$12,139	$10,467	$13,005
11/2022	$12,265	$10,857	$13,161
12/2022	$12,305	$10,820	$13,215
01/2023	$12,594	$11,156	$13,568
02/2023	$12,650	$10,882	$13,646
03/2023	$12,695	$11,137	$13,642
04/2023	$12,826	$11,205	$13,785
05/2023	$12,810	$11,089	$13,760
06/2023	$13,041	$11,072	$14,071
07/2023	$13,195	$11,083	$14,252
08/2023	$13,311	$11,016	$14,419
09/2023	$13,421	$10,753	$14,558
10/2023	$13,435	$10,592	$14,555
11/2023	$13,605	$11,068	$14,733
12/2023	$13,795	$11,488	$14,976
01/2024	$13,895	$11,461	$15,077
02/2024	$14,016	$11,323	$15,214
03/2024	$14,165	$11,435	$15,343
04/2024	$14,270	$11,167	$15,436
05/2024	$14,423	$11,352	$15,581
06/2024	$14,479	$11,456	$15,635
07/2024	$14,594	$11,716	$15,742
08/2024	$14,677	$11,889	$15,842
09/2024	$14,739	$12,052	$15,955
10/2024	$14,846	$11,778	$16,092
11/2024	$14,968	$11,902	$16,225
12/2024	$15,049	$11,722	$16,317
01/2025	$15,142	$11,793	$16,429
02/2025	$15,178	$12,037	$16,447
03/2025	$15,174	$12,034	$16,395
04/2025	$15,200	$12,077	$16,386
05/2025	$15,368	$12,015	$16,641
06/2025	$15,472	$12,203	$16,775
07/2025	$15,564	$12,185	$16,922
08/2025	$15,596	$12,331	$16,997
09/2025	$15,670	$12,462	$17,072
10/2025	$15,730	$12,544	$17,109

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years

TCW Senior Loan ETF (SLNZ)	5.96%	5.81%	4.63%
Bloomberg U.S. Universal Bond Index	6.51%	0.28%	2.29%
Morningstar LSTA Leveraged Loan Index	6.32%	6.97%	5.52%

Past Performance: Performance data represent past performance which does not guarantee future result.

Key Fund Statistics

  Total Net Assets$253,309,999
  # of Portfolio Holdings286
  Portfolio Turnover Rate47%Footnote Referencea
  Total Advisory Fees Paid - Net$1,207,572Footnote Referencea
Footnote	Description
Footnote[a]	The Fund has changed its fiscal year-end from March 31 to October 31. This period represents the seven-month period from April 1, 2025 to October 31, 2025.

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Bank Loans	90.5%
Short-Term Investments	4.0%
Corporate Bonds	2.2%
U.S. Treasury Securities	0.5%
Preferred Stock	0.1%
Common Stock	0.0%
Warrants	0.0%
Other Assets in Excess of Liabilities	2.7%

Top Ten Holdings (as a % of Net Assets)

Delivery Hero SE, 9.23%, due 12/12/29 (3 mo. USD Term SOFR + 5.000%)	0.8%
Jane Street Group LLC, 6.20%, due 12/15/31 (3 mo. USD Term SOFR + 2.000%)	0.8%
Open Text Corp., 5.71%, due 01/31/30 (1 mo. USD Term SOFR + 1.750%)	0.7%
TKO Worldwide Holdings LLC, 6.04%, due 11/21/31 (3 mo. USD Term SOFR + 2.000%)	0.7%
Peer Holding III BV, 6.50%, due 10/28/30 (3 mo. USD Term SOFR + 2.500%)	0.7%
Triton Water Holdings, Inc., 6.25%, due 03/31/28 (3 mo. USD Term SOFR + 2.250%)	0.7%
Maverick Bidco, Inc., 7.74%, due 05/18/28 (3 mo. USD Term SOFR + 3.750%)	0.7%
SBA Senior Finance II LLC, 5.72%, due 01/25/31 (1 mo. USD Term SOFR + 1.750%)	0.7%
Flutter Financing BV, 5.75%, due 11/30/30 (3 mo. USD Term SOFR + 1.750%)	0.7%
Fugue Finance BV, 6.95%, due 01/09/32 (3 mo. USD Term SOFR + 2.750%)	0.7%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Senior Loan ETF

Annual Shareholder Report — October 31, 2025

Ticker: SLNZ

TSR SLNZ-1025

(b)	Not applicable.

Item 2.	Code of Ethics.

(a)	The Registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer or persons performing similar functions.

(b)	No disclosures are required by this Item 2(b).

(c)	The Registrant has made no material changes to its code of ethics during the period covered by this Form N-CSR.

(d)	The Registrant has not granted any waivers from any provisions of its code of ethics during the period covered by this Form N-CSR.

(e)	Not applicable.

(f)	A copy of the Registrant’s code of ethics is filed as Exhibit 19(a)(1) to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

(a)(1)

The Registrant’s Board of Trustees (the “Board”) has determined that the Registrant has at least one member serving on the Registrant’s Audit Committee that possesses the attributes identified in Form N-CSR to qualify as an “audit committee financial expert.”

(a)(2)	The audit committee financial experts are Victoria B. Rogers, Robert Rooney, and Michael Swell. Each has been deemed to be “independent” as that term is defined in Form N-CSR.

(a)(3)	Not applicable.

Item 4.	Principal Accountant Fees and Services.

The firm of Deloitte & Touche LLP (“Deloitte”) serves as the independent registered public accounting firm for the Registrant.

(a)	Audit Fees

For the fiscal years ended October 31, 2025 and October 31, 2024, the aggregate fees billed for professional services rendered by Deloitte for the audit of the Registrant’s annual financial statements or for services that are normally provided by Deloitte in connection with statutory and regulatory filings or engagements were:

2025	2024
$170,800*	$15,500	**

*	For the series of the Registrant for which this Form N-CSR is filed only.
**	For TCW Flexible Income ETF only.

(b)	Audit-Related Fees

For the fiscal years ended October 31, 2025 and October 31, 2024, the aggregate fees billed for assurance and related services rendered by Deloitte that are reasonably related to the performance of the audit or review of the Registrant’s financial statements and that are not reported under Audit Fees above were:

2025	2024
$0*	$0	**

*	For the series of the Registrant for which this Form N-CSR is filed only.
**	For TCW Flexible Income ETF only.

(c)	Tax Fees

For the fiscal years ended October 31, 2025 and October 31, 2024, the aggregate fees billed for tax compliance, tax advice and tax planning by Deloitte were:

2025	2024
$33,564*	$4,740	**

*	For the series of the Registrant for which this Form N-CSR is filed only.
**	For TCW Flexible Income ETF only.

These services consisted of tax return review, tax advice and tax planning.

(d)	All Other Fees

For the fiscal years ended October 31, 2025 and October 31, 2024, the aggregate fees billed by Deloitte to the Registrant for all services other than services reported under Audit Fees, Audit-Related Fees, and Tax Fees were:

2025	2024
$0*	$0	**

*	For the series of the Registrant for which this Form N-CSR is filed only.
**	For TCW Flexible Income ETF only.

(e)(1)

Pursuant to the Registrant’s Audit Committee Charter that has been adopted by the Audit Committee, the Audit Committee shall approve all audit and permissible non-audit services to be provided to the Registrant and all permissible non-audit services to be provided to its investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant. The Audit Committee has delegated to its Chair the approval of such services subject to reports to the full Audit Committee at its next subsequent meeting.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the Registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X with respect to Audit-Related Fees were 0%, Tax Fees were 0%, and Other Fees were 0% for each of the fiscal years ended October 31, 2025 and October 31, 2024.

(f)	Not applicable.

(g)

For the fiscal years ended October 31, 2025 and October 31, 2024, the aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant were:

2025	2024
$588,053	$331,979

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

(a)

The Registrant is an issuer as defined in Section 10 A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act. The Registrant’s Audit Committee members, consisting solely of independent trustees, are

Patrick C. Haden

Martin Luther King III

Peter McMillan

Victoria B. Rogers

Robert G. Rooney

Michael Swell

Andrew Tarica

(b)	Not applicable.

Item 6.	Investments.

(a)	The Schedule of Investments is included as part of the Report to Shareholders filed under Item 7(a) of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The Registrant’s Financial Statements are attached herewith.

(b)	The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

 Financial

 Statements

  and Other Information Form N-CSR Items 7-11

  October 31, 2025

TCW ETF Trust – Fixed Income

AAA CLO ETF (ACLO)

Core Plus Bond ETF (FIXT)

Corporate Bond ETF (IGCB)

Flexible Income ETF (FLXR)

High Yield Bond ETF (HYBX)

Multisector Credit Income ETF (MUSE)

Senior Loan ETF (SLNZ)

TCW ETF Trust

TCW AAA CLO ETF

Schedule of Investments	October 31, 2025

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 96.3% of Net Assets

ASSET-BACKED SECURITIES — 96.3%

AB BSL CLO 6 Ltd. Series 2025-6A, Class A

5.31% (3 mo. USD Term SOFR + 1.430%) (1),(2)	07/20/37	$500,000	$500,693

AGL CLO 13 Ltd. Series 2021-13A, Class A1R

4.98% (3 mo. USD Term SOFR + 1.100%) (1),(2)	10/20/34	1,900,000	1,901,326

AGL CLO 16 Ltd. Series 2021-16A, Class AR

4.83% (3 mo. USD Term SOFR + 0.950%) (1),(2)	01/20/35	5,000,000	5,004,680

AIMCO CLO 11 Ltd. Series 2020-11A, Class A2R2

5.38% (3 mo. USD Term SOFR + 1.500%) (1),(2)	07/17/37	850,000	850,365

AIMCO CLO 17 Ltd. Series 2022-17A, Class A1R

5.21% (3 mo. USD Term SOFR + 1.350%) (1),(2)	07/20/37	523,000	523,889

AIMCO CLO 22 Ltd. Series 2024-22A, Class A

5.38% (3 mo. USD Term SOFR + 1.500%) (1),(2)	04/19/37	250,000	250,465

Alinea CLO Ltd. Series 2018-1A, Class BR

5.03% (3 mo. USD Term SOFR + 1.150%) (1),(2)	07/20/31	2,000,000	1,998,476

Allegro CLO V-S Ltd. Series 2024-2A, Class B1

5.77% (3 mo. USD Term SOFR + 1.900%) (1),(2)	07/24/37	625,000	626,927

Allegro CLO VIII-S Ltd. Series 2024-3A, Class A

5.29% (3 mo. USD Term SOFR + 1.390%) (1),(2)	10/15/37	2,000,000	2,007,080

Allegro CLO XII Ltd. Series 2020-1A, Class A1R

5.31% (3 mo. USD Term SOFR + 1.440%) (1),(2)	07/21/37	2,000,000	2,004,370

AMMC CLO 24 Ltd. Series 2021-24A, Class AR

5.08% (3 mo. USD Term SOFR + 1.200%) (1),(2)	01/20/35	1,405,000	1,407,107

AMMC CLO 27 Ltd. Series 2022-27A, Class A2R

5.23% (3 mo. USD Term SOFR + 1.350%) (1),(2)	01/20/37	5,500,000	5,461,725

AMMC CLO 30 Ltd. Series 2024-30A, Class A1

5.58% (3 mo. USD Term SOFR + 1.680%) (1),(2)	01/15/37	825,000	826,492

Issues	Maturity Date	Principal Amount		Value

ASSET-BACKED SECURITIES (Continued)

Annisa CLO Ltd. Series 2016-2A, Class BRR

5.38% (3 mo. USD Term SOFR + 1.500%) (1),(2)	07/20/31		$250,000	$250,305

Apidos CLO XII Ltd. Series 2013-12A, Class CRR

5.70% (3 mo. USD Term SOFR + 1.800%) (1),(2)	04/15/31		1,150,000	1,152,817

Apidos CLO XIIX Ltd. Series 2024-49A, Class A2

5.37% (3 mo. USD Term SOFR + 1.500%) (1),(2)	10/24/37		400,000	401,057

Apidos CLO XLVII Ltd. Series 2024-47A, Class A1

5.36% (3 mo. USD Term SOFR + 1.500%) (1),(2)	04/26/37		500,000	500,843

Apidos CLO XXV Ltd. Series 2016-25A, Class A1R3

5.02% (3 mo. USD Term SOFR + 1.140%) (1),(2)	01/20/37		4,000,000	3,998,600

Apidos CLO XXXI Ltd. Series 2019-31A, Class A1R

5.27% (3 mo. USD Term SOFR + 1.362%) (1),(2)	04/15/31		1,421,447	1,424,716

Apidos CLO XXXII Ltd. Series 2019-32A, Class A1R

4.98% (3 mo. USD Term SOFR + 1.100%) (1),(2)	01/20/33		2,463,892	2,466,689

Aqueduct European CLO 10 DAC Series 2024-10A, Class B

4.00% (3 mo. EUR EURIBOR + 2.000%) (1),(2)	01/18/39	EUR	1,000,000	1,154,838

Arbour CLO IV DAC Series 4A, Class BRRR

0.00% (3 mo. EUR EURIBOR + 2.000%) (1),(2),(3),(4)	11/15/39	EUR	1,100,000	1,268,549

Arbour CLO V DAC Series 5A, Class BR

4.03% (3 mo. EUR EURIBOR + 2.000%) (1),(2)	06/15/38	EUR	850,000	982,873

ARES LI CLO Ltd. Series 2019-51A, Class A1R2

5.26% (3 mo. USD Term SOFR + 1.360%) (1),(2)	10/15/37		660,000	661,476

ARES LXII CLO Ltd. Series 2021-62A, Class BR

5.36% (3 mo. USD Term SOFR + 1.500%) (1),(2)	01/25/34		1,250,000	1,251,367

ARES LXV CLO Ltd. Series 2022-65A, Class A1R

4.98% (3 mo. USD Term SOFR + 1.120%) (1),(2)	07/25/34		2,000,000	2,000,000

See accompanying Notes to Financial Statements.

TCW AAA CLO ETF

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

ARES XLIV CLO Ltd. Series 2017-44A, Class A2RR

5.25% (3 mo. USD Term SOFR + 1.350%) (1),(2)	04/15/34	$2,000,000	$1,998,306

ARES XXVII CLO Ltd. Series 2013-2A, Class AR3

5.01% (3 mo. USD Term SOFR + 1.150%) (1),(2)	10/28/34	1,000,000	1,000,440

Bain Capital Credit CLO Ltd. Series 2020-3A, Class A1RR

5.07% (3 mo. USD Term SOFR + 1.210%) (1),(2)	10/23/34	190,000	190,488

Bain Capital Credit CLO Ltd. Series 2020-4A, Class BR

6.38% (3 mo. USD Term SOFR + 2.500%) (1),(2)	10/20/36	2,000,000	2,000,100

Bain Capital Credit CLO Ltd. Series 2021-1A, Class AR

4.82% (3 mo. USD Term SOFR + 0.940%) (1),(2)	04/18/34	5,500,000	5,493,972

Bain Capital Credit CLO Ltd. Series 2021-3A, Class AR

4.93% (3 mo. USD Term SOFR + 1.060%) (1),(2)	07/24/34	1,000,000	1,000,623

Bain Capital Credit CLO Ltd. Series 2021-6A, Class A1R

4.96% (3 mo. USD Term SOFR + 1.090%) (1),(2)	10/21/34	1,000,000	1,001,128

Bain Capital Credit CLO Ltd. Series 2022-4A, Class A1R

5.27% (3 mo. USD Term SOFR + 1.380%) (1),(2)	10/16/37	2,000,000	2,006,500

Ballyrock CLO Ltd. Series 2020-2A, Class A1R

5.16% (3 mo. USD Term SOFR + 1.272%) (1),(2)	10/20/31	1,021,913	1,022,407

Barings CLO Ltd. Series 2019-3A, Class A1RR

5.02% (3 mo. USD Term SOFR + 1.140%) (1),(2)	01/20/36	1,000,000	1,000,653

Barings CLO Ltd. Series 2021-3A, Class AR

5.01% (3 mo. USD Term SOFR + 1.130%) (1),(2)	01/18/35	250,000	250,263

Barings CLO Ltd. Series 2021-3A, Class B1R

5.51% (3 mo. USD Term SOFR + 1.630%) (1),(2)	01/18/35	1,500,000	1,500,133

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

Barings CLO Ltd. Series 2022-2A, Class A1R

5.27% (3 mo. USD Term SOFR + 1.370%) (1),(2)	07/15/39	$675,000	$677,188

Barings CLO Ltd. Series 2023-4A, Class A

5.63% (3 mo. USD Term SOFR + 1.750%) (1),(2)	01/20/37	250,000	250,618

Barings CLO Ltd. Series 2024-1A, Class A

5.51% (3 mo. USD Term SOFR + 1.630%) (1),(2)	01/20/37	250,000	250,513

Beechwood Park CLO Ltd. Series 2019-1A, Class A1R

5.18% (3 mo. USD Term SOFR + 1.300%) (1),(2)	01/17/35	500,000	501,250

Benefit Street Partners CLO XXXVI Ltd. Series 2024-36A, Class A1

5.22% (3 mo. USD Term SOFR + 1.360%) (1),(2)	01/25/38	1,500,000	1,502,227

BlueMountain CLO Ltd. Series 2015-4A, Class CR2

5.18% (3 mo. USD Term SOFR + 1.300%) (1),(2)	04/20/30	1,000,000	1,000,943

BlueMountain CLO XXII Ltd. Series 2018-22A, Class A1

5.25% (3 mo. USD Term SOFR + 1.342%) (1),(2)	07/15/31	359,836	360,078

BlueMountain CLO XXX Ltd. Series 2020-30A, Class AR2

5.05% (3 mo. USD Term SOFR + 1.150%) (1),(2)	04/15/35	3,350,000	3,348,985

BlueMountain CLO XXXI Ltd. Series 2021-31A, Class A2R

5.55% (3 mo. USD Term SOFR + 1.400%) (1),(2)	04/19/34	1,200,000	1,201,124

BlueMountain CLO XXXII Ltd. Series 2021-32A, Class BR

5.45% (3 mo. USD Term SOFR + 1.550%) (1),(2)	10/15/34	1,500,000	1,494,030

Buttermilk Park CLO Ltd. Series 2018-1A, Class A2R

5.27% (3 mo. USD Term SOFR + 1.370%) (1),(2)	10/15/31	275,000	274,479

Captree Park CLO Ltd. Series 2024-1A, Class B1

5.78% (3 mo. USD Term SOFR + 1.900%) (1),(2)	07/20/37	250,000	250,921

See accompanying Notes to Financial Statements.

TCW AAA CLO ETF

October 31, 2025

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

Cayuga Park CLO Ltd. Series 2020-1A, Class AR

5.26% (3 mo. USD Term SOFR + 1.382%) (1),(2)	07/17/34	$810,000	$810,543

Cedar Funding IX CLO Ltd. Series 2018-9A, Class AR

5.30% (3 mo. USD Term SOFR + 1.420%) (1),(2)	07/20/37	500,000	501,166

Cedar Funding VII CLO Ltd. Series 2018-7A, Class AR

4.96% (3 mo. USD Term SOFR + 1.080%) (1),(2)	01/20/31	897,667	897,262

Cedar Funding XI CLO Ltd. Series 2019-11A, Class A2R2

5.50% (3 mo. USD Term SOFR + 1.300%) (1),(2)	05/29/32	1,200,000	1,201,156

Cedar Funding XII CLO Ltd. Series 2020-12A, Class ARR

5.06% (3 mo. USD Term SOFR + 1.200%) (1),(2)	01/25/38	3,000,000	3,002,460

Cedar Funding XIV CLO Ltd. Series 2021-14A, Class AR

5.28% (3 mo. USD Term SOFR + 1.380%) (1),(2)	10/15/37	850,000	852,216

CIFC Funding Ltd. Series 2013-3RA, Class A2R

5.07% (3 mo. USD Term SOFR + 1.200%) (1),(2)	04/24/31	3,000,000	2,995,440

CIFC Funding Ltd. Series 2014-4RA, Class A1B2

5.08% (3 mo. USD Term SOFR + 1.200%) (1),(2)	01/17/35	4,000,000	3,956,596

CIFC Funding Ltd. Series 2016-1A, Class BR3

5.32% (3 mo. USD Term SOFR + 1.450%) (1),(2)	10/21/31	800,000	797,212

CIFC Funding Ltd. Series 2017-1A, Class BRR

5.92% (3 mo. USD Term SOFR + 2.050%) (1),(2)	04/21/37	510,000	511,806

CIFC Funding Ltd. Series 2021-1A, Class A1R

5.28% (3 mo. USD Term SOFR + 1.420%) (1),(2)	07/25/37	830,000	832,092

CIFC Funding Ltd. Series 2021-7A, Class AR

4.95% (3 mo. USD Term SOFR + 1.090%) (1),(2)	01/23/35	1,000,000	999,978

Issues	Maturity Date	Principal Amount		Value

ASSET-BACKED SECURITIES (Continued)

CIFC Funding Ltd. Series 2024-1A, Class A

5.38% (3 mo. USD Term SOFR + 1.500%) (1),(2)	04/18/37		$250,000	$250,905

Clover CLO LLC Series 2021-3A, Class AR

4.93% (3 mo. USD Term SOFR + 1.070%) (1),(2)	01/25/35		1,000,000	1,000,727

Contego CLO IV DAC Series 4A, Class B1RR

1.00% (3 mo. EUR EURIBOR + 2.050%) (1),(2),(4)	10/23/39	EUR	1,100,000	1,267,915

Contego CLO VI DAC Series 6X, Class B2R

3.63% (3 mo. EUR EURIBOR + 1.600%) (2),(5)	04/15/34	EUR	1,200,000	1,379,221

Danby Park CLO Ltd. Series 2022-1A, Class AR

5.23% (3 mo. USD Term SOFR + 1.360%) (1),(2)	10/21/37		400,000	401,677

Dryden 105 CLO Ltd. Series 2023-105A, Class AR

5.35% (3 mo. USD Term SOFR + 1.450%) (1),(2)	04/15/38		2,000,000	2,009,030

Dryden 108 CLO Ltd. Series 2022-108A, Class A2R

5.39% (3 mo. USD Term SOFR + 1.510%) (1),(2)	07/18/37		600,000	601,160

Dryden 40 Senior Loan Fund Series 2015-40A, Class AR2

5.36% (3 mo. USD Term SOFR + 1.150%) (1),(2)	08/15/31		2,898,160	2,899,620

Dryden 43 Senior Loan Fund Series 2016-43A, Class AR3

4.95% (3 mo. USD Term SOFR + 1.070%) (1),(2)	04/20/34		1,000,000	1,000,373

Dryden 45 Senior Loan Fund Series 2016-45A, Class A1RR

4.98% (3 mo. USD Term SOFR + 1.080%) (1),(2)	10/15/30		73,079	73,107

Dryden 55 CLO Ltd. Series 2018-55A, Class A1

5.19% (3 mo. USD Term SOFR + 1.282%) (1),(2)	04/15/31		1,352,688	1,353,561

Dryden 68 CLO Ltd. Series 2019-68A, Class ARR

5.00% (3 mo. USD Term SOFR + 1.100%) (1),(2)	07/15/35		5,163,000	5,166,516

Dryden 72 CLO Ltd. Series 2019-72A, Class ARR

5.31% (3 mo. USD Term SOFR + 1.100%) (1),(2)	05/15/32		2,152,690	2,155,226

See accompanying Notes to Financial Statements.

TCW AAA CLO ETF

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

Dryden 80 CLO Ltd. Series 2019-80A, Class BRR

5.38% (3 mo. USD Term SOFR + 1.500%) (1),(2)	01/17/33	$2,000,000	$2,001,068

Dryden 86 CLO Ltd. Series 2020-86A, Class A1R2

5.01% (3 mo. USD Term SOFR + 1.130%) (1),(2)	07/17/34	250,000	250,540

Dryden 93 CLO Ltd. Series 2021-93A, Class A1R

5.23% (3 mo. USD Term SOFR + 1.330%) (1),(2)	01/15/38	620,000	622,984

Dryden 94 CLO Ltd. Series 2022-94A, Class AR

5.26% (3 mo. USD Term SOFR + 1.360%) (1),(2)	10/15/37	400,000	401,606

Dryden 95 CLO Ltd. Series 2021-95A, Class BR

5.80% (3 mo. USD Term SOFR + 1.600%) (1),(2)	08/20/34	4,000,000	4,005,752

Elmwood CLO 15 Ltd. Series 2022-2A, Class A1R

5.01% (3 mo. USD Term SOFR + 1.150%) (1),(2)	04/22/35	2,260,000	2,261,166

Elmwood CLO 36 Ltd. Series 2024-12RA, Class AR

5.22% (3 mo. USD Term SOFR + 1.340%) (1),(2)	10/20/37	850,000	852,762

Elmwood CLO I Ltd. Series 2019-1A, Class A1RR

5.40% (3 mo. USD Term SOFR + 1.520%) (1),(2)	04/20/37	1,180,000	1,184,272

Elmwood CLO III Ltd. Series 2019-3A, Class A2RR

5.48% (3 mo. USD Term SOFR + 1.600%) (1),(2)	07/18/37	850,000	852,643

Elmwood CLO IX Ltd. Series 2021-2A, Class AR

5.02% (3 mo. USD Term SOFR + 1.140%) (1),(2)	04/20/38	2,500,000	2,499,910

Flatiron CLO 25 Ltd. Series 2024-2A, Class A

5.23% (3 mo. USD Term SOFR + 1.350%) (1),(2)	10/17/37	850,000	852,289

Galaxy XXII CLO Ltd. Series 2016-22A, Class ARRR

5.13% (3 mo. USD Term SOFR + 1.240%) (1),(2)	04/16/34	3,000,000	3,003,558

GoldenTree Loan Management U.S. CLO 11 Ltd. Series 2021-11A, Class AR

4.96% (3 mo. USD Term SOFR + 1.080%) (1),(2)	10/20/34	250,000	249,944

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

GoldenTree Loan Management U.S. CLO 12 Ltd. Series 2022-12A, Class B1R

5.53% (3 mo. USD Term SOFR + 1.650%) (1),(2)	07/20/37	$250,000	$250,764

GoldenTree Loan Management U.S. CLO 19 Ltd. Series 2024-19A, Class A

5.38% (3 mo. USD Term SOFR + 1.500%) (1),(2)	04/20/37	500,000	501,520

GoldenTree Loan Management U.S. CLO 7 Ltd. Series 2020-7A, Class ARR

4.98% (3 mo. USD Term SOFR + 1.100%) (1),(2)	04/20/34	2,850,000	2,846,760

GoldenTree Loan Management U.S. CLO 8 Ltd. Series 2020-8A, Class ARR

5.03% (3 mo. USD Term SOFR + 1.150%) (1),(2)	10/20/34	1,130,000	1,131,742

GoldenTree Loan Management U.S. CLO 9 Ltd. Series 2021-9A, Class AR

5.38% (3 mo. USD Term SOFR + 1.500%) (1),(2)	04/20/37	550,000	552,084

Golub Capital Partners CLO 53B Ltd. Series 2021-53A, Class AR

4.86% (3 mo. USD Term SOFR + 0.980%) (1),(2)	07/20/34	5,500,000	5,497,255

Golub Capital Partners CLO 60B Ltd. Series 2022-60A, Class AR

5.17% (3 mo. USD Term SOFR + 1.310%) (1),(2)	10/25/34	500,000	500,387

Golub Capital Partners CLO 76 B Ltd. Series 2024-76A, Class B

5.53% (3 mo. USD Term SOFR + 1.670%) (1),(2)	10/25/37	750,000	752,245

Hamlin Park CLO Ltd. Series 2024-1A, Class A

5.22% (3 mo. USD Term SOFR + 1.340%) (1),(2)	10/20/37	540,000	541,158

Harmony-Peace Park CLO Ltd. Series 2024-1A, Class A

5.23% (3 mo. USD Term SOFR + 1.350%) (1),(2)	10/20/37	1,250,000	1,254,981

Hartwick Park CLO Ltd. Series 2023-1A, Class AR

5.04% (3 mo. USD Term SOFR + 1.160%) (1),(2)	01/20/37	1,000,000	1,000,483

Henley CLO I DAC Series 1X, Class B1R

3.72% (3 mo. EUR EURIBOR + 1.650%) (2),(5)	07/25/34	EUR 850,000	979,558

See accompanying Notes to Financial Statements.

TCW AAA CLO ETF

October 31, 2025

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

HPS Loan Management Ltd. Series 15A-19, Class A1R

5.18% (3 mo. USD Term SOFR + 1.320%) (1),(2)	01/22/35	$530,000	$530,599

HPS Loan Management Ltd. Series 2021-16A, Class BR

5.51% (3 mo. USD Term SOFR + 1.650%) (1),(2)	01/23/35	1,500,000	1,501,215

HPS Loan Management Ltd. Series 2023-18A, Class A2R

5.43% (3 mo. USD Term SOFR + 1.550%) (1),(2)	07/20/39	2,000,000	2,001,988

HPS Loan Management Ltd. Series 2024-22A, Class A1

5.25% (3 mo. USD Term SOFR + 1.370%) (1),(2)	10/20/37	1,850,000	1,855,963

Invesco CLO Ltd. Series 2021-2A, Class BR

5.50% (3 mo. USD Term SOFR + 1.600%) (1),(2)	07/15/34	1,000,000	999,830

Invesco CLO Ltd. Series 2022-2A, Class A1R

5.03% (3 mo. USD Term SOFR + 1.150%) (1),(2)	07/20/35	1,000,000	999,492

Invesco U.S. CLO Ltd. Series 2023-1A, Class BR

5.91% (3 mo. USD Term SOFR + 2.050%) (1),(2)	04/22/37	250,000	250,714

Invesco U.S. CLO Ltd. Series 2024-4A, Class A1

5.23% (3 mo. USD Term SOFR + 1.330%) (1),(2)	01/15/38	1,000,000	1,003,202

Kings Park CLO Ltd. Series 2021-1A, Class A

5.26% (3 mo. USD Term SOFR + 1.392%) (1),(2)	01/21/35	550,000	550,271

LCM 29 Ltd. Series 29A, Class AR

5.24% (3 mo. USD Term SOFR + 1.332%) (1),(2)	04/15/31	946,050	948,498

LCM 33 Ltd. Series 33A, Class AR

5.06% (3 mo. USD Term SOFR + 1.180%) (1),(2)	07/20/34	2,250,000	2,250,736

LCM 34 Ltd. Series 34A, Class A2R

5.48% (3 mo. USD Term SOFR + 1.600%) (1),(2)	10/20/34	3,000,000	2,998,251

LCM 35 Ltd. Series 35A, Class BR

5.55% (3 mo. USD Term SOFR + 1.650%) (1),(2)	10/15/34	1,000,000	999,307

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

LCM 37 Ltd. Series 37A, Class A1R

4.96% (3 mo. USD Term SOFR + 1.060%) (1),(2)	04/15/34	$2,030,534	$2,029,458

LCM 40 Ltd. Series 40A, Class A1R

5.27% (3 mo. USD Term SOFR + 1.370%) (1),(2)	01/15/38	1,000,000	1,001,565

LCM 41 Ltd. Series 41A, Class A2R

5.45% (3 mo. USD Term SOFR + 1.550%) (1),(2)	04/15/36	2,500,000	2,496,977

Madison Park Funding LIX Ltd. Series 2021-59A, Class A1R

5.38% (3 mo. USD Term SOFR + 1.500%) (1),(2)	04/18/37	395,000	396,643

Madison Park Funding LXVII Ltd. Series 2024-67A, Class A1

5.37% (3 mo. USD Term SOFR + 1.510%) (1),(2)	04/25/37	850,000	851,510

Madison Park Funding XLIX Ltd. Series 2021-49A, Class AR

4.93% (3 mo. USD Term SOFR + 1.050%) (1),(2)	10/19/34	5,500,000	5,495,055

Madison Park Funding XLV Ltd. Series 2020-45A, Class ARR

4.98% (3 mo. USD Term SOFR + 1.080%) (1),(2)	07/15/34	1,000,000	1,000,908

Madison Park Funding XLVI Ltd. Series 2020-46A, Class ARR

4.90% (3 mo. USD Term SOFR + 1.000%) (1),(2)	10/15/34	5,000,000	4,997,500

Madison Park Funding XXVII Ltd. Series 2018-27A, Class A2R

5.38% (3 mo. USD Term SOFR + 1.500%) (1),(2)	04/20/38	2,250,000	2,251,309

Madison Park Funding XXXVII Ltd. Series 2019-37A, Class AR2

5.43% (3 mo. USD Term SOFR + 1.530%) (1),(2)	04/15/37	2,275,000	2,281,541

Magnetite XIX Ltd. Series 2017-19A, Class B1RR

5.33% (3 mo. USD Term SOFR + 1.450%) (1),(2)	04/17/34	500,000	499,479

Magnetite XXV Ltd. Series 2020-25A, Class A

5.32% (3 mo. USD Term SOFR + 1.462%) (1),(2)	01/25/32	392,609	392,825

See accompanying Notes to Financial Statements.

TCW AAA CLO ETF

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount		Value

ASSET-BACKED SECURITIES (Continued)

Neuberger Berman CLO XVII Ltd. Series 2014-17A, Class AR3

5.26% (3 mo. USD Term SOFR + 1.400%) (1),(2)	07/22/38		$1,400,000	$1,403,714

Neuberger Berman Loan Advisers CLO 45Ltd. Series 2021-45A, Class AR

4.97% (3 mo. USD Term SOFR + 1.060%) (1),(2)	10/14/36		500,000	499,253

Neuberger Berman Loan Advisers CLO 52 Ltd. Series 2022-52A, Class AR

5.22% (3 mo. USD Term SOFR + 1.350%) (1),(2)	10/24/38		850,000	852,659

Neuberger Berman Loan Advisers CLO Ltd. Series 2017-24A, Class AR2

5.24% (3 mo. USD Term SOFR + 1.360%) (1),(2)	10/19/38		2,000,000	2,005,500

Neuberger Berman Loan Advisers CLO Ltd. Series 2022-49A, Class AR

5.01% (3 mo. USD Term SOFR + 1.150%) (1),(2)	07/25/35		248,406	248,591

Neuberger Berman Loan Advisers Lasalle Street Lending CLO I Ltd. Series 2023-1A, Class A2R

5.39% (3 mo. USD Term SOFR + 1.550%) (1),(2)	10/25/36		2,000,000	2,003,780

Northwoods Capital 25 Ltd. Series 2021-25A, Class AR

5.00% (3 mo. USD Term SOFR + 1.120%) (1),(2)	07/20/34		2,500,000	2,499,000

OCP Aegis CLO Ltd. Series 2023-29A, Class BR

5.43% (3 mo. USD Term SOFR + 1.550%) (1),(2)	01/20/36		500,000	499,524

OCP CLO Ltd. Series 2021-22A, Class AR

5.23% (3 mo. USD Term SOFR + 1.350%) (1),(2)	10/20/37		850,000	851,657

OCP CLO Ltd. Series 2021-23A, Class AR

5.04% (3 mo. USD Term SOFR + 1.160%) (1),(2)	01/17/37		1,000,000	998,783

OCP Euro CLO DAC Series 2023-7A, Class BRR

3.86% (3 mo. EUR EURIBOR + 1.850%) (1),(2)	10/20/39	EUR	950,000	1,094,807

Octagon 57 Ltd. Series 2021-1A, Class AR

4.96% (3 mo. USD Term SOFR + 1.070%) (1),(2)	10/15/34		1,300,000	1,300,952

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

Octagon 66 Ltd. Series 2022-1A, Class A1R

5.94% (3 mo. USD Term SOFR + 1.750%) (1),(2)	11/16/36	$300,000	$300,289

Octagon Investment Partners 18-R Ltd. Series 2018-18A, Class A1A

5.12% (3 mo. USD Term SOFR + 1.222%) (1),(2)	04/16/31	201,317	201,385

Octagon Investment Partners 26 Ltd. Series 2016-1A, Class A2R

5.52% (3 mo. USD Term SOFR + 1.612%) (1),(2)	07/15/30	250,000	250,141

Octagon Investment Partners 29 Ltd. Series 2016-1A, Class A1R2

5.30% (3 mo. USD Term SOFR + 1.420%) (1),(2)	07/18/37	850,000	852,167

Octagon Investment Partners 36 Ltd. Series 2018-1A, Class A2

5.37% (3 mo. USD Term SOFR + 1.462%) (1),(2)	04/15/31	250,000	249,948

Octagon Investment Partners 40 Ltd. Series 2019-1A, Class A2RR

5.18% (3 mo. USD Term SOFR + 1.300%) (1),(2)	01/20/35	2,000,000	1,982,108

Octagon Investment Partners 40 Ltd. Series 2019-1A, Class BRR

5.43% (3 mo. USD Term SOFR + 1.550%) (1),(2)	01/20/35	950,000	948,014

Octagon Investment Partners 41 Ltd. Series 2019-2A, Class A2R2

5.50% (3 mo. USD Term SOFR + 1.600%) (1),(2)	10/15/33	2,000,000	2,001,078

Octagon Investment Partners 44 Ltd. Series 2019-1A, Class AR2

5.05% (3 mo. USD Term SOFR + 1.150%) (1),(2)	10/15/34	2,500,000	2,500,625

Octagon Investment Partners 45 Ltd. Series 2019-1A, Class A1RR

5.05% (3 mo. USD Term SOFR + 1.150%) (1),(2)	04/15/35	2,000,000	2,001,750

Octagon Investment Partners 45 Ltd. Series 2019-1A, Class BRR

5.50% (3 mo. USD Term SOFR + 1.600%) (1),(2)	04/15/35	600,000	599,371

See accompanying Notes to Financial Statements.

TCW AAA CLO ETF

October 31, 2025

Issues	Maturity Date	Principal Amount		Value

ASSET-BACKED SECURITIES (Continued)

Octagon Investment Partners 51 Ltd. Series 2021-1A, Class AR

4.87% (3 mo. USD Term SOFR + 0.990%) (1),(2)	07/20/34		$5,500,000	$5,506,094

Octagon Investment Partners XVI Ltd. Series 2013-1A, Class A2R

5.54% (3 mo. USD Term SOFR + 1.662%) (1),(2)	07/17/30		350,000	350,643

Octagon Investment Partners XXI Ltd. Series 2014-1A, Class A2R4

5.38% (3 mo. USD Term SOFR + 1.150%) (1),(2)	02/14/31		5,500,000	5,502,381

OHA Credit Funding 1 Ltd. Series 2018-1A, Class B1R

5.88% (3 mo. USD Term SOFR + 2.000%) (1),(2)	04/20/37		250,000	250,957

OHA Credit Funding 4 Ltd. Series 2019-4A, Class AR2

5.15% (3 mo. USD Term SOFR + 1.290%) (1),(2)	01/22/38		1,000,000	1,001,977

OHA Credit Funding 5 Ltd. Series 2020-5A, Class AR

5.23% (3 mo. USD Term SOFR + 1.350%) (1),(2)	10/18/37		400,000	400,756

Palmer Square BDC CLO 1 Ltd. Series 1A, Class A

5.50% (3 mo. USD Term SOFR + 1.600%) (1),(2)	07/15/37		1,830,000	1,835,746

Palmer Square CLO Ltd. Series 2024-2A, Class A1

5.28% (3 mo. USD Term SOFR + 1.400%) (1),(2)	07/20/37		500,000	502,171

Palmer Square CLO Ltd. Series 2024-4A, Class A2

5.40% (3 mo. USD Term SOFR + 1.500%) (1),(2)	01/15/38		1,000,000	1,001,071

Palmer Square European Loan Funding DAC Series 2025-2A, Class B

4.05% (3 mo. EUR EURIBOR + 2.000%) (1),(2)	02/15/35	EUR	850,000	981,381

Palmer Square European Loan Funding DAC Series 2025-3A, Class B

3.85% (3 mo. EUR EURIBOR + 1.800%) (1),(2)	07/15/35	EUR	475,000	547,892

Palmer Square Loan Funding Ltd. Series 2022-3A, Class A1BR

5.30% (3 mo. USD Term SOFR + 1.400%) (1),(2)	04/15/31		720,000	721,613

Issues	Maturity Date	Principal Amount		Value

ASSET-BACKED SECURITIES (Continued)

Palmer Square Loan Funding Ltd. Series 2023-2A, Class A2R

5.36% (3 mo. USD Term SOFR + 1.500%) (1),(2)	01/25/32		$4,000,000	$4,001,548

Park Avenue Institutional Advisers CLO Ltd. Series 2017-1A, Class A2R2

5.62% (3 mo. USD Term SOFR + 1.550%) (1),(2)	02/14/34		2,000,000	2,001,994

Park Avenue Institutional Advisers CLO Ltd. Series 2021-1A, Class A1AR

4.99% (3 mo. USD Term SOFR + 1.110%) (1),(2)	01/20/34		2,000,000	1,999,842

Point Au Roche Park CLO Ltd. Series 2021-1A, Class A

5.23% (3 mo. USD Term SOFR + 1.342%) (1),(2)	07/20/34		1,100,000	1,101,702

Providus CLO III DAC Series 3X, Class B1R

3.65% (3 mo. EUR EURIBOR + 1.650%) (2),(5)	07/18/34	EUR	400,000	461,312

Rad CLO 21 Ltd. Series 2023-21A, Class A1R

4.93% (3 mo. USD Term SOFR + 1.070%) (1),(2)	01/25/37		5,500,000	5,483,137

RAD CLO 22 Ltd. Series 2023-22A, Class A1

5.71% (3 mo. USD Term SOFR + 1.830%) (1),(2)	01/20/37		400,000	401,212

RAD CLO 26 Ltd. Series 2024-26A, Class A

5.25% (3 mo. USD Term SOFR + 1.370%) (1),(2)	10/20/37		400,000	401,002

Regatta XI Funding Ltd. Series 2018-1A, Class AR

5.28% (3 mo. USD Term SOFR + 1.400%) (1),(2)	07/17/37		1,000,000	1,001,709

Regatta XVI Funding Ltd. Series 2019-2A, Class A1R

5.10% (3 mo. USD Term SOFR + 1.200%) (1),(2)	01/15/33		1,643,451	1,648,340

Regatta XXII Funding Ltd. Series 2022-2A, Class AR

5.13% (3 mo. USD Term SOFR + 1.250%) (1),(2)	07/20/35		1,500,000	1,501,701

Regatta XXII Funding Ltd. Series 2022-2A, Class BR

5.58% (3 mo. USD Term SOFR + 1.700%) (1),(2)	07/20/35		1,000,000	1,000,504

See accompanying Notes to Financial Statements.

TCW AAA CLO ETF

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount		Value

ASSET-BACKED SECURITIES (Continued)

Regatta XXVII Funding Ltd. Series 2024-1A, Class A1

5.39% (3 mo. USD Term SOFR + 1.530%) (1),(2)	04/26/37		$500,000	$500,831

Regatta XXVII Funding Ltd. Series 2024-1A, Class A2

5.59% (3 mo. USD Term SOFR + 1.730%) (1),(2)	04/26/37		1,500,000	1,503,973

Rockford Tower CLO Ltd. Series 2018-1A, Class A

5.57% (3 mo. USD Term SOFR + 1.362%) (1),(2)	05/20/31		2,784,532	2,785,437

Rockford Tower CLO Ltd. Series 2019-1A, Class AR2

4.98% (3 mo. USD Term SOFR + 1.100%) (1),(2)	04/20/34		700,000	699,648

Rockford Tower CLO Ltd. Series 2019-1A, Class B1R2

5.48% (3 mo. USD Term SOFR + 1.600%) (1),(2)	04/20/34		2,000,000	2,001,744

Rockford Tower CLO Ltd. Series 2019-2A, Class AR2

5.33% (3 mo. USD Term SOFR + 1.130%) (1),(2)	08/20/32		941,651	942,660

Rockford Tower CLO Ltd. Series 2020-1A, Class A1RR

4.97% (3 mo. USD Term SOFR + 1.090%) (1),(2)	01/20/36		1,600,000	1,599,549

Rockford Tower CLO Ltd. Series 2021-2A, Class A2R

5.38% (3 mo. USD Term SOFR + 1.500%) (1),(2)	07/20/34		2,000,000	2,000,652

Rockford Tower CLO Ltd. Series 2022-1A, Class BR

5.58% (3 mo. USD Term SOFR + 1.700%) (1),(2)	07/20/35		1,500,000	1,502,862

Rockford Tower CLO Ltd. Series 2025-1A, Class A1

5.11% (3 mo. USD Term SOFR + 1.210%) (1),(2)	03/31/38		5,500,000	5,509,416

Rockford Tower Europe CLO DAC Series 2019-1A, Class B1R

4.10% (3 mo. EUR EURIBOR + 2.100%) (1),(2)	01/20/38	EUR	750,000	871,003

RR 16 Ltd. Series 2021-16A, Class A2R

5.40% (3 mo. USD Term SOFR + 1.500%) (1),(2)	07/15/36		1,500,000	1,501,755

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

RR 26 Ltd. Series 2023-26A, Class A1R

5.02% (3 mo. USD Term SOFR + 1.120%) (1),(2)	04/15/38	$5,500,000	$5,503,305

RR 5 Ltd. Series 2018-5A, Class A1R

5.40% (3 mo. USD Term SOFR + 1.500%) (1),(2)	07/15/39	1,500,000	1,507,371

RR 8 Ltd. Series 2020-8A, Class A2R

5.60% (3 mo. USD Term SOFR + 1.700%) (1),(2)	07/15/37	500,000	500,553

Sixth Street CLO VIII Ltd. Series 2017-8A, Class A1R2

5.03% (3 mo. USD Term SOFR + 1.150%) (1),(2)	10/20/34	1,000,000	1,001,261

Sixth Street CLO XXI Ltd. Series 2022-21A, Class AR

5.24% (3 mo. USD Term SOFR + 1.370%) (1),(2)	10/21/37	2,000,000	2,008,146

Symphony CLO 43 Ltd. Series 2024-43A, Class A1

5.42% (3 mo. USD Term SOFR + 1.520%) (1),(2)	04/15/37	850,000	852,682

Symphony CLO XXII Ltd. Series 2020-22A, Class A1AR

5.06% (3 mo. USD Term SOFR + 1.180%) (1),(2)	04/18/33	670,457	670,587

Symphony CLO XXIII Ltd. Series 2020-23A, Class BR2

5.25% (3 mo. USD Term SOFR + 1.350%) (1),(2)	01/15/34	2,000,000	1,985,480

Symphony CLO XXIV Ltd. Series 2020-24A, Class A1R

5.26% (3 mo. USD Term SOFR + 1.130%) (1),(2)	10/23/35	2,075,000	2,075,587

Symphony CLO XXV Ltd. Series 2021-25A, Class A

5.13% (3 mo. USD Term SOFR + 1.242%) (1),(2)	04/19/34	2,000,000	2,001,408

Symphony CLO XXVIII Ltd. Series 2021-28A, Class A

5.26% (3 mo. USD Term SOFR + 1.402%) (1),(2)	10/23/34	1,000,000	1,000,671

TCI-Symphony CLO Ltd. Series 2016-1A, Class AR2

5.19% (3 mo. USD Term SOFR + 1.282%) (1),(2)	10/13/32	1,392,345	1,394,308

See accompanying Notes to Financial Statements.

TCW AAA CLO ETF

October 31, 2025

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

Texas Debt Capital CLO Ltd. Series 2023-2A, Class A1R

5.24% (3 mo. USD Term SOFR + 1.370%) (1),(2)	10/21/37	$321,000	$321,695

Thompson Park CLO Ltd. Series 2021-1A, Class A1R

4.95% (3 mo. USD Term SOFR + 1.050%) (1),(2)	04/15/34	2,200,000	2,201,091

Trestles CLO IV Ltd. Series 2021-4A, Class A

5.30% (3 mo. USD Term SOFR + 1.432%) (1),(2)	07/21/34	3,000,000	3,001,848

Trestles CLO V Ltd. Series 2021-5A, Class A1R

5.13% (3 mo. USD Term SOFR + 1.250%) (1),(2)	10/20/34	2,800,000	2,796,786

Trestles CLO VIII Ltd. Series 2025-8A, Class A1

5.63% (3 mo. USD Term SOFR + 1.330%) (1),(2)	06/11/35	3,300,000	3,304,521

Trinitas CLO VI Ltd. Series 2017-6A, Class B1R4

5.77% (3 mo. USD Term SOFR + 1.650%) (1),(2)	01/25/34	1,000,000	1,001,429

Trinitas CLO XVI Ltd. Series 2021-16A, Class A1R

5.01% (3 mo. USD Term SOFR + 1.130%) (1),(2)	07/20/34	1,500,000	1,501,878

Voya CLO Ltd. Series 2013-3A, Class A2RR

5.85% (3 mo. USD Term SOFR + 1.961%) (1),(2)	10/18/31	327,073	327,744

Voya CLO Ltd. Series 2017-3A, Class AAR2

5.48% (3 mo. USD Term SOFR + 1.600%) (1),(2)	04/20/34	2,000,000	2,002,358

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

Voya CLO Ltd. Series 2019-1A, Class A2RR

5.50% (3 mo. USD Term SOFR + 1.600%) (1),(2)	10/15/37	$850,000	$850,790

Voya CLO Ltd. Series 2019-2A, Class AR

5.08% (3 mo. USD Term SOFR + 1.200%) (1),(2)	07/20/32	2,109,711	2,112,431

Voya CLO Ltd. Series 2020-1A, Class ARR

4.97% (3 mo. USD Term SOFR + 1.080%) (1),(2)	07/16/34	1,500,000	1,501,402

Total Asset-Backed Securities

(Cost: $311,027,085)			311,400,969

Total Fixed Income Securities

(Cost: $311,027,085)			311,400,969

Issues		Shares	Value

MONEY MARKET INVESTMENTS — 3.0%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 4.01% (6)		1,618,501	1,618,501

TCW Central Cash Fund, 4.07% (6),(7)		8,123,244	8,123,244

Total Money Market Investments

(Cost: $9,741,745)			9,741,745

Total Investments (99.3%)

(Cost: $320,768,830)			321,142,714

Excess Of Other Assets Over Liabilities (0.7%)			2,253,504

Net Assets (100.0%)			$323,396,218

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (8)
Goldman Sachs & Co.	EUR	1,100,000	11/03/25	$1,279,584	$1,267,915	$(11,669)

				$1,279,584	$1,267,915	$(11,669)

SELL (9)
Goldman Sachs & Co.	EUR	11,302,000	01/09/26	$13,324,546	$13,075,942	$248,604

				$13,324,546	$13,075,942	$248,604

See accompanying Notes to Financial Statements.

TCW AAA CLO ETF

Schedule of Investments (Continued)

Notes to the Schedule of Investments:

BDC	Business Development Company.
CLO	Collateralized Loan Obligation.
EUR	Euro Currency.
SOFR	Secured Overnight Financing Rate.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At October 31, 2025, the value of these securities amounted to $308,580,878 or 95.4% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at October 31, 2025.
(3)	Security is not accruing interest.
(4)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(5)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At October 31, 2025, the value of these securities amounted to $2,820,091 or 0.9% of net assets.
(6)	Rate disclosed is the 7-day net yield as of October 31, 2025.
(7)	Affiliated issuer.
(8)	Fund buys foreign currency, sells USD.
(9)	Fund sells foreign currency, buys USD.

The summary of the TCW AAA CLO ETF transactions in the affiliated funds for the year ended October 31, 2025 is as follows:

Name of Affiliated Fund	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Number of Shares Held October 31, 2025	Value at October 31, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund
	$—	$270,923,243	$262,800,000	8,123,243	$8,123,243	$570,481	$—	$—	$—

Total					$8,123,243	$570,481	$—	$—	$—

See accompanying Notes to Financial Statements.

TCW AAA CLO ETF

Fair Valuation Summary	October 31, 2025

The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$311,400,969	$—	$311,400,969

Fixed Income Securities	—	311,400,969	—	311,400,969

Money Market Investments	9,741,745	—	—	9,741,745

Total Investments	$9,741,745	$311,400,969	$—	$321,142,714

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	248,604	—	248,604

Total	$9,741,745	$311,649,573	$—	$321,391,318

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(11,669)	$—	$(11,669)

Total	$—	$(11,669)	$—	$(11,669)

See accompanying Notes to Financial Statements.

TCW Core Plus Bond ETF

Schedule of Investments

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 101.9% of Net Assets

ASSET-BACKED SECURITIES — 9.9%

ACE Securities Corp. Home Equity Loan Trust Series 2005-HE2, Class M5

5.13% (1 mo. USD Term SOFR + 1.134%) (1)	04/25/35	$849,687	$840,160

AMMC CLO 30 Ltd. Series 2024-30A, Class A1

5.58% (3 mo. USD Term SOFR + 1.680%) (1),(2)	01/15/37	2,000,000	2,003,616

Buttermilk Park CLO Ltd. Series 2018-1A, Class A2R

5.27% (3 mo. USD Term SOFR + 1.370%) (1),(2)	10/15/31	2,000,000	1,996,214

C-BASS Trust Series 2007-CB5, Class A3

2.84% (1 mo. USD Term SOFR + 0.614%) (1)	04/25/37	1,006,541	604,025

Citigroup Mortgage Loan Trust, Inc. Series 2006-WFH1, Class M5

4.89% (1 mo. USD Term SOFR + 0.894%) (1)	01/25/36	28,789	30,483

Countrywide Asset-Backed Certificates Trust Series 2005-7, Class MV5

5.23% (1 mo. USD Term SOFR + 1.239%) (1)	11/25/35	1,378,552	1,372,523

Credit-Based Asset Servicing & Securitization LLC Series 2006-CB2, Class AF4

3.00%	12/25/36	298,854	246,343

DailyPay Securitization Trust Series 2025-1A, Class A

5.63% (2)	06/26/28	375,000	377,198

Dryden XXVI Senior Loan Fund Series 2013-26A, Class AR

5.07% (3 mo. USD Term SOFR + 1.162%) (1),(2)	04/15/29	106,408	106,593

JGWPT XXX LLC Series 2013-3A, Class A

4.08% (2)	01/17/73	256,205	244,364

Morgan Stanley ABS Capital I, Inc. Trust Series 2005-HE3, Class M5

5.14% (1 mo. USD Term SOFR + 1.149%) (1)	07/25/35	1,042,678	1,029,754

Octagon Investment Partners 46 Ltd. Series 2020-2A, Class AR

5.33% (3 mo. USD Term SOFR + 1.422%) (1),(2)	07/15/36	2,000,000	2,005,550

Issues	Maturity Date	Principal Amount		Value

ASSET-BACKED SECURITIES (Continued)

Palmer Square Loan Funding Ltd. Series 2023-2A, Class A2R

5.36% (3 mo. USD Term SOFR + 1.500%) (1),(2)	01/25/32		$1,750,000	$1,750,677

Rockford Tower Europe CLO DAC Series 2023-1A, Class BR

3.96% (3 mo. EUR EURIBOR + 1.950%) (1),(2)	04/15/37	EUR	750,000	865,647

Skyline Aviation, Inc. Class A

3.23% (3)	07/03/38		1,673,427	1,571,386

SLC Student Loan Trust Series 2004-1, Class B

4.90% (90 day USD SOFR Average + 0.552%) (1)	08/15/31		73,166	64,663

SLC Student Loan Trust Series 2008-1, Class A4A

6.23% (90 day USD SOFR Average + 1.862%) (1)	12/15/32		81,446	81,603

SLM Student Loan Trust Series 2004-2, Class B

5.04% (90 day USD SOFR Average + 0.732%) (1)	07/25/39		68,646	65,507

SLM Student Loan Trust Series 2006-8, Class A6

4.73% (90 day USD SOFR Average + 0.422%) (1)	01/25/41		516,244	497,813

SLM Student Loan Trust Series 2008-2, Class B

5.77% (90 day USD SOFR Average + 1.460%) (1)	01/25/83		185,000	193,953

SLM Student Loan Trust Series 2008-3, Class B

5.77% (90 day USD SOFR Average + 1.462%) (1)	04/26/83		185,000	190,330

SLM Student Loan Trust Series 2008-4, Class B

6.42% (90 day USD SOFR Average + 2.112%) (1)	04/25/73		185,000	193,294

SLM Student Loan Trust Series 2008-5, Class B

6.42% (90 day USD SOFR Average + 2.112%) (1)	07/25/73		2,235,000	2,347,500

SLM Student Loan Trust Series 2008-6, Class A4

5.67% (90 day USD SOFR Average + 1.362%) (1)	07/26/83		445,245	440,408

SLM Student Loan Trust Series 2008-6, Class B

6.42% (90 day USD SOFR Average + 2.112%) (1)	07/26/83		185,000	190,714

See accompanying Notes to Financial Statements.

TCW Core Plus Bond ETF

October 31, 2025

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

SLM Student Loan Trust Series 2008-7, Class B

6.42% (90 day USD SOFR Average + 2.112%) (1)	07/26/83	$185,000	$183,806

SLM Student Loan Trust Series 2012-7, Class A3

4.95% (30 day USD SOFR Average + 0.764%) (1)	05/26/26	311,570	302,068

Structured Receivables Finance LLC Series 2010-A, Class B

7.61% (2)	01/16/46	230,779	232,897

Voya CLO Ltd. Series 2014-4A, Class A2RA

5.77% (3 mo. USD Term SOFR + 1.862%) (1),(2)	07/14/31	1,650,000	1,652,419

Voya CLO Ltd. Series 2017-3A, Class AAR2

5.48% (3 mo. USD Term SOFR + 1.600%) (1),(2)	04/20/34	1,500,000	1,501,769

Total Asset-Backed Securities

(Cost: $23,397,799)			23,183,277

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 34.7%

Federal Home Loan Mortgage Corp., Pool #SD8204

2.00%	04/01/52	2,550,803	2,082,575

Federal Home Loan Mortgage Corp., Pool #SD8219

2.50%	06/01/52	3,134,958	2,675,990

Federal Home Loan Mortgage Corp., Pool #SD3124

2.50%	04/01/53	4,602,431	3,928,978

Federal Home Loan Mortgage Corp., Pool #SD8220

3.00%	06/01/52	1,146,523	1,020,330

Federal Home Loan Mortgage Corp., Pool #SD8225

3.00%	07/01/52	4,621,082	4,112,458

Federal Home Loan Mortgage Corp., Pool #C03813

3.50%	04/01/42	398,820	380,028

Federal Home Loan Mortgage Corp., Pool #SD7503

3.50%	08/01/49	1,912,827	1,794,774

Federal Home Loan Mortgage Corp., Pool #SD8244

4.00% (4)	09/01/52	1,315,144	1,254,112

Federal Home Loan Mortgage Corp., Pool #SD8297

4.00%	02/01/53	3,407,740	3,247,488

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal Home Loan Mortgage Corp., Pool #SD5323

4.00% (4)	01/01/54	$3,683,029	$3,510,972

Federal Home Loan Mortgage Corp., Pool #SD8257

4.50%	10/01/52	642,081	629,043

Federal Home Loan Mortgage Corp., Pool #SD6706

4.50%	01/01/54	1,314,482	1,286,643

Federal Home Loan Mortgage Corp., Pool #G08844

5.00%	10/01/48	109,496	111,032

Federal Home Loan Mortgage Corp., Pool #SD8491

5.00%	12/01/54	2,144,918	2,135,456

Federal Home Loan Mortgage Corp., Pool #G01644

5.50%	02/01/34	21,298	21,971

Federal Home Loan Mortgage Corp., Pool #A25162

5.50%	05/01/34	35,384	36,505

Federal Home Loan Mortgage Corp., Pool #A33262

5.50%	02/01/35	16,016	16,681

Federal Home Loan Mortgage Corp., Pool #A68781

5.50%	10/01/37	2,233	2,328

Federal Home Loan Mortgage Corp., Pool #RQ0013

5.50%	06/01/55	1,030,843	1,042,150

Federal Home Loan Mortgage Corp., Pool #G02366

6.50%	10/01/36	17,049	18,335

Federal Home Loan Mortgage Corp., Pool #G01548

7.50%	07/01/32	104,628	112,757

Federal Home Loan Mortgage Corp. REMICS Series 2174, Class PN (PAC)

6.00%	07/15/29	5,807	5,933

Federal Home Loan Mortgage Corp. REMICS Series 3460, Class SA (I/O) (I/F)

1.85% (-30 day USD SOFR Average + 6.086%) (1)	06/15/38	302,781	22,184

Federal Home Loan Mortgage Corp. REMICS Series 4030, Class HS (I/O) (I/F)

2.26% (-30 day USD SOFR Average + 6.496%) (1)	04/15/42	302,686	34,776

See accompanying Notes to Financial Statements.

TCW Core Plus Bond ETF

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association, Pool #MA4333

2.00%	05/01/41	$538,961	$471,885

Federal National Mortgage Association, Pool #MA4547

2.00%	02/01/52	2,470,576	2,015,120

Federal National Mortgage Association, Pool #MA4562

2.00%	03/01/52	5,847,507	4,762,102

Federal National Mortgage Association, Pool #FS1598

2.00%	04/01/52	1,024,388	835,639

Federal National Mortgage Association, Pool #MA4512

2.50%	01/01/52	949,849	810,883

Federal National Mortgage Association, Pool #MA1527

3.00%	08/01/33	8,028	7,774

Federal National Mortgage Association, Pool #MA1561

3.00%	09/01/33	448,098	433,960

Federal National Mortgage Association, Pool #MA3811

3.00%	10/01/49	354,631	315,814

Federal National Mortgage Association, Pool #FS2646

3.00%	06/01/52	2,735,937	2,442,967

Federal National Mortgage Association, Pool #MA1608

3.50%	10/01/33	387,185	379,919

Federal National Mortgage Association, Pool #FM2318

3.50%	09/01/49	724,616	679,896

Federal National Mortgage Association, Pool #MA4732

4.00% (4)	09/01/52	608,236	580,009

Federal National Mortgage Association, Pool #AL0209

4.50%	05/01/41	128,691	128,874

Federal National Mortgage Association, Pool #CA1710

4.50%	05/01/48	6,038	5,979

Federal National Mortgage Association, Pool #CA1711

4.50%	05/01/48	410,415	406,458

Federal National Mortgage Association, Pool #CA2208

4.50%	08/01/48	5,364	5,312

Federal National Mortgage Association, Pool #MA3537

4.50%	12/01/48	373,151	369,536

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association, Pool #MA4733

4.50%	09/01/52	$5,100,116	$4,997,343

Federal National Mortgage Association, Pool #MA4784

4.50%	10/01/52	432,172	423,396

Federal National Mortgage Association, Pool #FS9508

4.50%	03/01/54	1,478,460	1,447,147

Federal National Mortgage Association, Pool #776708

5.00%	05/01/34	41,834	42,622

Federal National Mortgage Association, Pool #890221

5.50%	12/01/33	42,687	43,991

Federal National Mortgage Association, Pool #889184

5.50%	09/01/36	31,572	32,536

Federal National Mortgage Association, Pool #764388

6.01% (6 mo. USD RFUCCT + 1.383%) (1)	03/01/34	5,322	5,313

Federal National Mortgage Association, Pool #939419

6.27% (1 yr. USD RFUCCT + 1.265%) (1)	05/01/37	17,239	17,219

Federal National Mortgage Association, Pool #844773

6.27% (1 yr. USD RFUCCT + 1.559%) (1)	12/01/35	2,246	2,258

Federal National Mortgage Association, Pool #549740

6.50%	10/01/27	471	472

Federal National Mortgage Association, Pool #735861

6.50%	09/01/33	18,623	19,574

Federal National Mortgage Association, Pool #253974

7.00%	08/01/31	247	259

Federal National Mortgage Association, Pool #545191

7.00%	09/01/31	262	275

Federal National Mortgage Association, Pool #630599

7.00%	05/01/32	1,298	1,374

Federal National Mortgage Association, Pool #655928

7.00%	08/01/32	701	743

See accompanying Notes to Financial Statements.

TCW Core Plus Bond ETF

October 31, 2025

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association, Pool #735207

7.00%	04/01/34	$384	$403

Federal National Mortgage Association REMICS Series 2001-52, Class YZ (PAC)

6.50%	10/25/31	43,960	45,679

Federal National Mortgage Association REMICS Series 2003-124, Class TS (I/F)

9.80% (-30 day USD SOFR Average + 99.197%) (1)	01/25/34	1,339	1,410

Federal National Mortgage Association REMICS Series 2007-64, Class FA

4.77% (30 day USD SOFR Average + 0.584%) (1)	07/25/37	22,338	22,237

Federal National Mortgage Association REMICS Series 2008-50, Class SA (I/O) (I/F)

1.75% (-30 day USD SOFR Average + 5.936%) (1)	11/25/36	323,383	27,754

Federal National Mortgage Association REMICS Series 2018-38, Class PA (PAC)

3.50%	06/25/47	2,034	1,984

Federal National Mortgage Association REMICS Series 2018-43, Class CT

3.00%	06/25/48	146,917	132,751

Federal National Mortgage Association REMICS Series 2018-86, Class JA (PAC)

4.00%	05/25/47	58,502	58,295

Federal National Mortgage Association Trust Series 2003-W6, Class 5T (I/O) (I/F)

0.55% (-30 day USD SOFR Average + 8.036%) (1)	09/25/42	4,393,382	51,913

Government National Mortgage Association, Pool #MA6080

3.00%	08/20/49	17,695	15,774

Government National Mortgage Association, Pool #MA6209

3.00%	10/20/49	305,454	272,282

Government National Mortgage Association, Pool #MA6030

3.50%	07/20/49	33,836	30,918

Government National Mortgage Association, Pool #MA4511

4.00%	06/20/47	2,540	2,448

Government National Mortgage Association, Pool #MA4838

4.00%	11/20/47	228,778	220,488

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Government National Mortgage Association, Pool #MA4901

4.00%	12/20/47	$187,781	$180,976

Government National Mortgage Association, Pool #782810

4.50%	11/15/39	245,213	246,064

Government National Mortgage Association, Pool #MA4588

4.50%	07/20/47	88,963	88,702

Government National Mortgage Association, Pool #MA5399

4.50%	08/20/48	226,310	224,667

Government National Mortgage Association, Pool #MA8347

4.50%	10/20/52	1,182,429	1,162,417

Government National Mortgage Association, Pool #MA9963

4.50%	10/20/54	190,610	186,159

Government National Mortgage Association, Pool #MB0024

4.50% (4)	11/20/54	504,191	492,784

Government National Mortgage Association, Pool #80968

4.63% (1 yr. CMT + 1.500%) (1)	07/20/34	5,785	5,894

Government National Mortgage Association, Pool #MA4454

5.00%	05/20/47	10,235	10,435

Government National Mortgage Association, Pool #MA4589

5.00%	07/20/47	488,256	497,780

Government National Mortgage Association, Pool #MA5530

5.00%	10/20/48	2,721	2,755

Government National Mortgage Association REMICS Series 2023-134, Class F

5.18% (30 day USD SOFR Average + 1.000%) (1)	08/20/53	488,894	488,988

Government National Mortgage Association REMICS Series 2024-30, Class AF

5.43% (30 day USD SOFR Average + 1.250%) (1)	02/20/54	516,548	518,518

Government National Mortgage Association REMICS Series 2024-30, Class CF

5.43% (30 day USD SOFR Average + 1.250%) (1)	02/20/54	1,265,814	1,271,838

See accompanying Notes to Financial Statements.

TCW Core Plus Bond ETF

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Government National Mortgage Association, TBA

2.50% (5)	12/01/51		$3,150,000	$2,728,092

3.50% (5)	02/01/52		3,650,000	3,341,011

4.00% (5)	05/01/52		925,000	874,669

4.50% (5)	08/01/54		1,075,000	1,048,964

5.00% (5)	04/01/55		2,150,000	2,143,243

5.50% (5)	05/01/55		2,025,000	2,042,071

Uniform Mortgage-Backed Security, TBA

2.00% (5)	11/13/55		2,425,000	1,968,837

2.50% (5)	11/13/55		1,050,000	891,643

3.00% (5)	11/13/55		675,000	598,143

3.50% (5)	01/01/52		3,150,000	2,901,879

4.00% (5)	02/01/52		1,250,000	1,186,163

4.50% (5)	11/13/55		1,025,000	999,320

5.00% (5)	04/01/55		1,325,000	1,318,556

5.50% (5)	04/01/55		1,875,000	1,894,594

Total Residential Mortgage-Backed Securities — Agency

(Cost: $81,379,234)				81,369,646

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 2.6%

BAMLL Commercial Mortgage Securities Trust Series 2018-PARK, Class A

4.09% (2),(6)	08/10/38		1,095,000	1,073,386

DBC Mortgage Trust Series 2025-DBC, Class C

6.10% (1 mo. USD Term SOFR + 2.050%) (1),(2)	06/15/38		575,000	577,319

DC Office Trust Series 2019-MTC, Class A

2.97% (2)	09/15/45		765,000	697,991

GPMT Ltd. Series 2021-FL4, Class AS

5.82% (1 mo. USD Term SOFR + 1.814%) (1),(2)	12/15/36		1,000,000	991,627

JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB, Class A

3.40% (2)	06/05/39		740,000	699,742

MKT Mortgage Trust Series 2020-525M, Class A

2.69% (2)	02/12/40		520,000	467,973

SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A2B

4.14% (2),(6)	01/05/43		45,000	39,136

Taurus U.K. DAC Series 2021-UK4X, Class D

6.09% (1 day GBP SONIA + 2.100%) (1),(7)	08/17/31	GBP	447,596	588,253

Velocity Commercial Capital Loan Trust Series 2019-1, Class A

3.76% (2),(6)	03/25/49		976,076	942,504

Total Commercial Mortgage-Backed Securities — Non-agency

(Cost: $6,281,660)				6,077,931

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 0.5%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KJ42, Class A1

3.90%	07/25/29	$1,234,901	$1,233,699

Total Commercial Mortgage-Backed Securities — Agency

(Cost: $1,234,881)			1,233,699

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 7.6%

Asset-Backed Securities Corp. Home Equity Loan Trust Series 2004-HE9, Class M1

5.08% (1 mo. USD Term SOFR + 1.089%) (1)	12/25/34	238,512	225,056

Banc of America Funding Trust Series 2003-2, Class 1A1

6.50%	06/25/32	3,095	3,155

Banc of America Funding Trust Series 2014-R6, Class 2A11

4.53% (2),(6)	07/26/36	1,700,000	1,515,715

Bear Stearns ALT-A Trust Series 2004-12, Class 1M1

5.04% (1 mo. USD Term SOFR + 1.044%) (1)	01/25/35	209,966	210,553

C-BASS Trust Series 2007-CB5, Class A1

2.84% (1 mo. USD Term SOFR + 0.234%) (1)	04/25/37	84,707	50,856

Chase Home Lending Mortgage Trust Series 2024-3, Class A4

6.00% (2),(6)	02/25/55	753,384	764,126

Chase Home Lending Mortgage Trust Series 2025-2, Class A4A

5.50% (2),(6)	12/25/55	857,553	864,784

Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2005-2A, Class A1

4.29% (1 mo. USD Term SOFR + 0.294%) (1),(2)	05/25/36	22,530	21,846

CHL Mortgage Pass-Through Trust Series 2004-14, Class 4A1

5.58% (6)	08/25/34	44,162	41,964

CIM Trust Series 2021-R3, Class A1A

1.95% (2),(6)	06/25/57	1,396,067	1,302,171

Citigroup Mortgage Loan Trust, Inc. Series 2005-OPT1, Class M1

4.74% (1 mo. USD Term SOFR + 0.744%) (1)	02/25/35	1,311,301	1,239,950

See accompanying Notes to Financial Statements.

TCW Core Plus Bond ETF

October 31, 2025

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Credit Suisse First Boston Mortgage Securities Corp. Series 98-1, Class A4

6.49%	09/25/28	$11,190	$11,163

Credit-Based Asset Servicing & Securitization LLC Series 2003-CB3, Class AF1

3.38%	12/25/32	245,289	239,588

Cross Mortgage Trust Series 2025-H5, Class A3

5.86% (2)	07/25/70	1,542,694	1,555,576

CSMC Trust Series 2022-ATH2, Class A1

4.55% (2),(6)	05/25/67	1,337,087	1,333,330

Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R01, Class 1M1

5.18% (30 day USD SOFR Average + 1.000%) (1),(2)	12/25/41	239,636	239,655

Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R08, Class 1M1

5.68% (30 day USD SOFR Average + 1.500%) (1),(2)	10/25/43	1,766,418	1,772,923

First Horizon Alternative Mortgage Securities Trust Series 2004-AA3, Class A1

5.10% (6)	09/25/34	18,239	18,589

GCAT Trust Series 2025-NQM3, Class A1

0.00% (2)	05/25/70	1,138,262	1,147,594

GS Mortgage-Backed Securities Trust Series 2025-PJ6, Class A5

5.50% (2),(6)	11/25/55	1,077,275	1,083,961

GSR Mortgage Loan Trust Series 2004-9, Class 5A7

4.86% (6)	08/25/34	507	506

HarborView Mortgage Loan Trust Series 2007-7, Class 2A1A

6.11% (1 mo. USD Term SOFR + 2.114%) (1)	10/25/37	1,100,550	1,043,018

HSI Asset Securitization Corp. Trust Series 2005-OPT1, Class M1

4.74% (1 mo. USD Term SOFR + 0.744%) (1)	11/25/35	4,719	4,716

IndyMac INDX Mortgage Loan Trust Series 2004-AR7, Class A2

4.97% (1 mo. USD Term SOFR + 0.974%) (1)	09/25/34	5,705	5,022

IndyMac INDX Mortgage Loan Trust Series 2004-AR8, Class 2A2A

4.91% (1 mo. USD Term SOFR + 0.914%) (1)	11/25/34	16,984	15,963

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

IndyMac INDX Mortgage Loan Trust Series 2007-AR11, Class 1A1

3.32% (6)	06/25/37	$405,117	$364,653

IndyMac Manufactured Housing Contract Pass-Through Certificates Series 1997-1, Class A3

6.61%	02/25/28	16,441	16,494

IndyMac Manufactured Housing Contract Pass-Through Certificates Series 1997-1, Class A4

6.75%	02/25/28	4,377	4,392

JPMorgan Mortgage Trust Series 2007-A3, Class 3A2

4.85% (6)	05/25/37	74,958	64,947

JPMorgan Mortgage Trust Series 2021-INV5, Class A3

3.00% (2),(6)	12/25/51	1,240,652	1,147,879

MASTR Adjustable Rate Mortgages Trust Series 2003-6, Class 4A2

4.40% (6)	01/25/34	20,654	20,233

MASTR Seasoned Securitization Trust Series 2004-1, Class 4A1

6.53% (6)	10/25/32	3,275	3,224

Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-3, Class A2C

4.47% (1 mo. USD Term SOFR + 0.474%) (1)	06/25/37	114,642	115,348

Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-3, Class A2D

4.61% (1 mo. USD Term SOFR + 0.614%) (1)	06/25/37	211,856	213,657

Mid-State Trust XI Series 11, Class A1

4.86%	07/15/38	90,724	90,645

Morgan Stanley ABS Capital I, Inc. Trust Series 2004-NC7, Class M2

5.04% (1 mo. USD Term SOFR + 1.044%) (1)	07/25/34	89,720	95,132

New York Mortgage Trust Series 2005-3, Class A1

4.59% (1 mo. USD Term SOFR + 0.594%) (1)	02/25/36	92,926	92,869

Residential Asset Mortgage Products Trust Series 2003-SL1, Class A41

8.00%	04/25/31	15,201	6,328

Residential Asset Mortgage Products Trust Series 2004-SL1, Class A7

7.00%	11/25/31	4,448	3,864

Residential Asset Securitization Trust Series 2004-IP2, Class 2A1

3.86% (6)	12/25/34	9,639	8,792

See accompanying Notes to Financial Statements.

TCW Core Plus Bond ETF

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Structured Adjustable Rate Mortgage Loan Trust Series 2004-15, Class A

5.96% (6)	10/25/34		$401,580	$389,178

Structured Asset Mortgage Investments II Trust Series 2005-AR1, Class A1

4.63% (1 mo. USD Term SOFR + 0.594%) (1)	04/19/35		190,420	189,767

Structured Asset Mortgage Investments II Trust Series 2005-AR8, Class A2

6.23% (1 yr. MTA + 1.480%) (1)	02/25/36		170,591	147,504

WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR13, Class A1A3

5.67% (1 mo. USD Term SOFR + 1.674%) (1)	10/25/45		246,820	243,159

Total Residential Mortgage-Backed Securities — Non-agency

(Cost: $17,886,195)				17,929,845

CORPORATE BONDS — 23.4%

Agriculture — 0.5%

Altria Group, Inc.

4.88%	02/04/28		400,000	406,588

BAT Capital Corp. (United Kingdom)

3.56%	08/15/27		145,000	143,557

BAT International Finance PLC (United Kingdom)

1.67%	03/25/26		330,000	326,604

Imperial Brands Finance PLC (United Kingdom)

6.13% (2)	07/27/27		235,000	242,290

				1,119,039

Auto Manufacturers — 0.1%

Volkswagen International Finance NV (Germany)

7.88% (9 yr. EUR Swap + 4.783%) (1),(7),(8)	09/06/32	EUR	200,000	266,850

Banks — 6.0%

Bank of America Corp.

1.66% (1 day USD SOFR + 0.910%) (1)	03/11/27		1,775,000	1,758,581

2.55% (1 day USD SOFR + 1.050%) (1)	02/04/28		160,000	156,920

2.69% (1 day USD SOFR + 1.320%) (1)	04/22/32		130,000	118,858

3.42% (3 mo. USD Term SOFR + 1.302%) (1)	12/20/28		360,000	354,690

Citibank NA

4.91%	05/29/30		180,000	185,209

Issues	Maturity Date	Principal Amount	Value

Banks (Continued)

Citigroup, Inc.

2.52% (1 day USD SOFR + 1.177%) (1)	11/03/32	$225,000	$200,277

2.67% (1 day USD SOFR + 1.146%) (1)	01/29/31	115,000	107,223

3.52% (3 mo. USD Term SOFR + 1.413%) (1)	10/27/28	435,000	429,545

Goldman Sachs Group, Inc.

3.75%	02/25/26	20,000	19,992

3.81% (3.814% to 04/23/28 then 3 mo. USD LIBOR + 1.158%) (1)	04/23/29	1,230,000	1,218,770

HSBC Holdings PLC (United Kingdom)

4.76% (1 day USD SOFR + 2.110%) (1)	06/09/28	395,000	398,164

JPMorgan Chase & Co.

1.04% (3 mo. USD Term SOFR + 0.695%) (1)	02/04/27	2,405,000	2,385,592

1.05% (SOFR + 0.800%) (1)	11/19/26	275,000	274,610

1.58% (1 day USD SOFR + 0.885%) (1)	04/22/27	1,035,000	1,022,404

2.07% (1 day USD SOFR + 1.015%) (1)	06/01/29	30,000	28,523

4.01% (3 mo. USD Term SOFR + 1.382%) (1)	04/23/29	1,055,000	1,052,363

Morgan Stanley

2.51% (1 day USD SOFR + 1.200%) (1)	10/20/32	290,000	259,660

Morgan Stanley Bank NA

5.02% (1 day USD SOFR + 0.906%) (1)	01/12/29	680,000	691,784

Morgan Stanley Private Bank NA

4.47% (1 day USD SOFR + 0.770%) (1)	07/06/28	820,000	824,305

Santander U.K. Group Holdings PLC (United Kingdom)

2.47% (1 day USD SOFR + 1.220%) (1)	01/11/28	395,000	386,527

Wells Fargo & Co.

2.39% (1 day USD SOFR + 2.100%) (1)	06/02/28	1,860,000	1,810,468

5.57% (1 day USD SOFR + 1.740%) (1)	07/25/29	395,000	409,026

			14,093,491

See accompanying Notes to Financial Statements.

TCW Core Plus Bond ETF

October 31, 2025

Issues	Maturity Date	Principal Amount		Value

Chemicals — 0.2%

International Flavors & Fragrances, Inc.

2.30% (2)	11/01/30		$475,000	$425,510

Commercial Services — 0.5%

AA Bond Co. Ltd. (United Kingdom)

8.45% (7)	07/31/50	GBP	185,000	259,454

OT Midco Ltd.

10.00% (2)	02/15/30		380,000	223,661

Volkswagen Financial Services AG (Germany)

3.88% (7)	11/19/31	EUR	500,000	586,883

VT Topco, Inc.

8.50% (2)	08/15/30		30,000	31,222

				1,101,220

Computers — 0.2%

Dell International LLC/EMC Corp.

4.75%	04/01/28		470,000	476,688

Diversified Financial Services — 0.7%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)

2.45%	10/29/26		1,295,000	1,274,397

Air Lease Corp.

3.63%	12/01/27		205,000	201,894

Avolon Holdings Funding Ltd. (Ireland)

2.53% (2)	11/18/27		136,000	131,157

				1,607,448

Electric — 1.5%

Alliant Energy Corp.

5.75% (5 yr. CMT + 2.077%) (1)	04/01/56		40,000	40,187

Alliant Energy Finance LLC

3.60% (2)	03/01/32		175,000	162,626

American Electric Power Co., Inc.

6.05% (5 yr. CMT + 1.940%) (1)	03/15/56		460,000	466,376

Appalachian Power Co.

3.30%	06/01/27		410,000	404,846

CenterPoint Energy, Inc.

5.95% (5 yr. CMT + 2.223%) (1)	04/01/56		190,000	191,465

Dominion Energy, Inc.

6.20% (5 yr. CMT + 2.006%) (1)	02/15/56		380,000	384,571

Duke Energy Corp.

2.65%	09/01/26		30,000	29,638

Electricite de France SA

4.63% (7)	05/07/45	EUR	100,000	114,753

4.75% (7)	06/17/44	EUR	100,000	117,201

Eversource Energy

4.60%	07/01/27		595,000	598,487

Issues	Maturity Date	Principal Amount		Value

Electric (Continued)

FirstEnergy Pennsylvania Electric Co.

5.15% (2)	03/30/26		$500,000	$501,880

FirstEnergy Transmission LLC

2.87% (2)	09/15/28		353,000	340,836

Tennet Netherlands BV

4.75% (7)	10/28/42	EUR	110,000	140,972

Trans-Allegheny Interstate Line Co.

5.00% (2)	01/15/31		130,000	133,619

				3,627,457

Entertainment — 0.1%

Flutter Treasury DAC (Ireland)

5.00% (2)	04/29/29	EUR	190,000	226,631

Great Canadian Gaming Corp./Raptor LLC (Canada)

8.75% (2)	11/15/29		114,000	111,514

				338,145

Food — 0.5%

JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL

3.00%	02/02/29		195,000	187,013

6.75%	03/15/34		385,000	425,005

Pilgrim’s Pride Corp.

3.50%	03/01/32		510,000	467,430

				1,079,448

Gas — 0.0%

AmeriGas Partners LP/AmeriGas Finance Corp.

9.38% (2)	06/01/28		90,000	93,392

Health Care-Products — 0.2%

Alcon Finance Corp.

2.75% (2)	09/23/26		450,000	444,888

Sartorius Finance BV (Germany)

4.50% (7)	09/14/32	EUR	100,000	122,188

				567,076

Health Care-Services — 2.5%

Baylor Scott & White Holdings

2.65%	11/15/26		1,530,000	1,508,932

Centene Corp.

3.00%	10/15/30		655,000	585,930

Cigna Group

5.25%	01/15/36		330,000	335,359

HCA, Inc.

5.88%	02/15/26		2,230,000	2,232,676

Humana, Inc.

5.55%	05/01/35		430,000	440,105

IQVIA, Inc.

5.70%	05/15/28		475,000	489,735

See accompanying Notes to Financial Statements.

TCW Core Plus Bond ETF

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

Health Care-Services (Continued)

Kedrion SpA (Italy)

6.50% (2)	09/01/29	$188,000	$184,526

ModivCare, Inc.

5.00% (2),(9),(10)	10/01/29	877,800	13,167

			5,790,430

Insurance — 0.8%

Farmers Exchange Capital

7.05% (2)	07/15/28	1,245,000	1,315,268

Trinity Acquisition PLC

4.40%	03/15/26	535,000	535,064

			1,850,332

Internet — 0.4%

Getty Images, Inc.

10.50% (2)	11/15/30	45,000	45,406

Meta Platforms, Inc.

4.88%	11/15/35	160,000	160,533

5.63%	11/15/55	670,000	665,611

Snap, Inc.

6.88% (2)	03/01/33	165,000	168,978

			1,040,528

Investment Companies — 0.1%

Icahn Enterprises LP/Icahn Enterprises Finance Corp.

9.00%	06/15/30	299,000	288,084

Lodging — 0.4%

Hyatt Hotels Corp.

5.05%	03/30/28	520,000	529,225

Las Vegas Sands Corp.

6.00%	06/14/30	335,000	350,427

			879,652

Machinery-Diversified — 0.0%

Oregon Tool Lux LP

7.88% (2)	10/15/29	3,127	1,079

Media — 0.7%

CCO Holdings LLC/CCO Holdings Capital Corp.

4.25% (2)	01/15/34	22,000	18,425

Charter Communications Operating LLC/Charter Communications Operating Capital

2.80%	04/01/31	970,000	871,099

CSC Holdings LLC

5.75% (2)	01/15/30	129,000	48,514

11.75% (2)	01/31/29	455,000	359,200

Scripps Escrow II, Inc.

3.88% (2)	01/15/29	35,000	31,668

Virgin Media Secured Finance PLC (United Kingdom)

5.50% (2)	05/15/29	100,000	98,190

Issues	Maturity Date	Principal Amount		Value

Media (Continued)

VZ Secured Financing BV (Netherlands)

5.00% (2)	01/15/32		$208,000	$189,413

				1,616,509

Mining — 0.1%

Corp. Nacional del Cobre de Chile

5.95% (7)	01/08/34		300,000	315,702

Miscellaneous Manufacturers — 0.1%

Dyno Nobel Ltd. (Australia)

5.40%	11/08/32	AUD	80,000	52,657

5.82%	08/08/35	AUD	90,000	59,664

				112,321

Oil & Gas — 0.2%

KazMunayGas National Co. JSC (Kazakhstan)

3.50% (7)	04/14/33		280,000	253,445

Sunoco LP

7.88% (5 yr. CMT + 4.230%) (1),(2),(8)	09/18/30		200,000	203,546

				456,991

Packaging & Containers — 0.8%

Amcor Finance USA, Inc.

3.63%	04/28/26		1,450,000	1,444,940

Berry Global, Inc.

4.88% (2)	07/15/26		491,000	491,137

				1,936,077

Pharmaceuticals — 0.4%

1261229 BC Ltd.

10.00% (2)	04/15/32		304,000	318,203

CVS Health Corp.

5.30%	06/01/33		472,000	485,343

5.70%	06/01/34		185,000	193,490

				997,036

Pipelines — 0.2%

Venture Global LNG, Inc.

9.00% (5 yr. CMT + 5.440%) (1),(2),(8)	09/30/29		185,000	173,065

9.88% (2)	02/01/32		100,000	106,858

Venture Global Plaquemines LNG LLC

6.75% (2)	01/15/36		190,000	201,385

				481,308

Real Estate — 0.3%

Blackstone Property Partners Europe Holdings SARL (Luxembourg)

1.00% (7)	05/04/28	EUR	325,000	358,012

LEG Immobilien SE (Germany)

0.88% (7)	03/30/33	EUR	200,000	187,336

See accompanying Notes to Financial Statements.

TCW Core Plus Bond ETF

October 31, 2025

Issues	Maturity Date	Principal Amount		Value

Real Estate (Continued)

Vonovia SE (Germany)

5.72% (7)	09/03/35	AUD	180,000	$117,277

				662,625

REIT — 2.3%

American Tower Corp.

3.60%	01/15/28		660,000	652,588

Crown Castle, Inc. (REIT)

2.50%	07/15/31		333,000	296,623

CubeSmart LP

4.38%	02/15/29		423,000	423,850

Digital Dutch Finco BV

1.00% (7)	01/15/32	EUR	160,000	159,420

1.25% (7)	02/01/31	EUR	255,000	265,838

Equinix Europe 2 Financing Corp. LLC (REIT)

3.63%	11/22/34	EUR	400,000	454,531

Extra Space Storage LP

3.90%	04/01/29		385,000	379,710

GLP Capital LP/GLP Financing II, Inc.

5.75%	06/01/28		565,000	581,086

Healthcare Realty Holdings LP

3.50%	08/01/26		225,000	223,423

3.63%	01/15/28		211,000	207,721

Host Hotels & Resorts LP

3.38%	12/15/29		358,000	340,587

5.70%	06/15/32		75,000	77,630

Hudson Pacific Properties LP

3.95%	11/01/27		220,000	210,795

4.65%	04/01/29		24,000	22,126

Kilroy Realty LP (REIT)

4.25%	08/15/29		221,000	215,970

Lineage OP LP

5.25% (2)	07/15/30		350,000	354,623

LXP Industrial Trust

6.75%	11/15/28		105,000	111,733

VICI Properties LP/VICI Note Co., Inc.

3.88% (2)	02/15/29		90,000	88,011

5.75% (2)	02/01/27		200,000	202,418

				5,268,683

Retail — 0.3%

BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc.

9.50% (2)	07/01/32		300,000	303,867

Ferrellgas LP/Ferrellgas Finance Corp.

5.88% (2)	04/01/29		204,000	193,941

9.25% (2)	01/15/31		25,000	25,237

Michaels Cos., Inc.

5.25% (2)	05/01/28		238,000	222,518

				745,563

Issues	Maturity Date	Principal Amount		Value

Semiconductors — 0.2%

Foundry JV Holdco LLC

5.50% (2)	01/25/31		$350,000	$363,107

Software — 1.0%

Fiserv, Inc.

5.25%	08/11/35		255,000	254,337

Open Text Corp. (Canada)

6.90% (2)	12/01/27		730,000	760,572

Oracle Corp.

4.80%	08/03/28		350,000	355,026

5.20%	09/26/35		910,000	895,986

5.95%	09/26/55		115,000	109,204

				2,375,125

Telecommunications — 1.6%

Altice Financing SA (Luxembourg)

5.00% (2)	01/15/28		28,000	21,141

9.63% (2)	07/15/27		120,000	103,327

Altice France SA

6.50% (2)	03/15/32		5,598	5,365

9.50% (2)	11/01/29		4,176	4,258

Global Switch Finance BV (United Kingdom)

1.38% (7)	10/07/30	EUR	925,000	1,010,556

Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC

5.15% (2)	09/20/29		892,500	898,989

T-Mobile USA, Inc.

2.25%	02/15/26		700,000	695,835

3.75%	04/15/27		625,000	621,500

4.95%	11/15/35		355,000	352,331

				3,713,302

Transportation — 0.2%

Aurizon Network Pty. Ltd. (Australia)

2.90% (7)	09/02/30	AUD	310,000	183,375

Pacific National Finance Pty. Ltd. (Australia)

3.70%	09/24/29	AUD	290,000	176,806

				360,181

Trucking & Leasing — 0.1%

SMBC Aviation Capital Finance DAC (Ireland)

5.10% (2)	04/01/30		110,000	112,658

5.30% (2)	04/03/29		165,000	169,625

				282,283

Water — 0.2%

Suez SACA (France)

2.88% (7)	05/24/34	EUR	300,000	325,867

See accompanying Notes to Financial Statements.

TCW Core Plus Bond ETF

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount		Value

Water (Continued)

Yorkshire Water Finance PLC (United Kingdom)

6.38% (7)	11/18/34	GBP	135,000	$185,154

				511,021

Total Corporate Bonds

(Cost: $54,435,877)				54,843,703

MUNICIPAL BONDS — 1.3%

Commonwealth of Massachusetts, Revenue Bonds

4.11%	07/15/31		453,994	457,206

County of Miami-Dade Aviation Revenue, Revenue Bonds

3.50%	10/01/31		245,000	235,797

Medina Valley Independent School District, General Obligation Unlimited

4.75%	02/15/50		115,000	118,626

New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds

5.00%	02/01/51		350,000	360,501

5.00%	11/01/53		325,000	337,825

New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Series F-3

5.13%	02/01/35		3,000	3,105

5.15%	02/01/36		3,000	3,092

New York State Dormitory Authority, Revenue Bonds

1.95%	03/15/29		590,000	554,757

5.00%	03/15/54		240,000	251,335

5.50%	03/15/30		53,822	54,864

New York State Thruway Authority, Revenue Bonds

5.00%	03/15/53		315,000	326,643

5.00%	03/15/56		75,000	78,591

5.00%	03/15/59		80,000	83,432

Northwest Independent School District, General Obligation Unlimited

5.00%	02/15/55		180,000	188,774

Total Municipal Bonds

(Cost: $3,043,577)				3,054,548

FOREIGN GOVERNMENT BONDS — 1.7%

Brazil Government International Bonds

6.63%	03/15/35		614,000	639,751

Colombia Government International Bonds

7.75%	11/07/36		200,000	213,624

Guatemala Government Bonds

6.60% (7)	06/13/36		200,000	215,978

Israel Government International Bonds

5.38%	02/19/30		25,000	25,923

Issues	Maturity Date	Principal Amount		Value

FOREIGN GOVERNMENT BONDS (Continued)

Mexico Government International Bonds

6.35%	02/09/35		$550,000	$582,544

New South Wales Treasury Corp.

4.75% (7)	02/20/37	AUD	685,000	436,148

5.25% (7)	02/24/38	AUD	255,000	167,896

Queensland Treasury Corp.

5.00% (7)	07/21/37	AUD	685,000	442,279

5.25% (7)	08/13/38	AUD	410,000	268,255

Republic of South Africa Government International Bonds

5.88%	04/20/32		267,000	275,563

Romania Government International Bonds

6.38% (7)	01/30/34		562,000	577,236

Treasury Corp. of Victoria

2.00%	11/20/37	AUD	305,000	141,882

Total Foreign Government Bonds

(Cost: $3,882,262)				3,987,079

U.S. TREASURY SECURITIES — 16.2%

U.S. Treasury Bonds

4.75%	08/15/55		16,874,000	17,104,699

U.S. Treasury Notes

3.50%	10/31/27		2,610,000	2,605,157

3.63%	10/31/30		6,005,000	5,983,185

3.75%	10/31/32		12,005,000	11,904,646

4.25%	08/15/35		376,000	380,730

Total U.S. Treasury Securities

(Cost: $37,615,898)				37,978,417

BANK LOANS — 4.0%

Advertising — 0.1%

Advantage Sales & Marketing, Inc. 2024 Term Loan

8.45% (3 mo. USD Term SOFR + 4.250%) (1)	10/28/27		177,916	157,443

Red Ventures LLC 2024 Term Loan B

6.71% (1 mo. USD Term SOFR + 2.750%) (1)	03/04/30		47,565	44,379

				201,822

Aerospace & Defense — 0.1%

TransDigm, Inc. 2023 Term Loan J

6.50% (3 mo. USD Term SOFR + 2.500%) (1)	02/28/31		36,479	36,570

TransDigm, Inc. 2025 Term Loan K

6.25% (3 mo. USD Term SOFR + 2.250%) (1)	03/22/30		22,303	22,346

See accompanying Notes to Financial Statements.

TCW Core Plus Bond ETF

October 31, 2025

Issues	Maturity Date	Principal Amount	Value

Aerospace & Defense (Continued)

TransDigm, Inc. 2025 Term Loan M

6.50% (3 mo. USD Term SOFR + 2.500%) (1)	08/19/32	$38,363	$38,419

			97,335

Apparel — 0.0%

ABG Intermediate Holdings 2 LLC 2024 1st Lien Term Loan B

6.21% (1 mo. USD Term SOFR + 2.250%) (1)	12/21/28	43,302	43,333

Beverages — 0.2%

Celsius Holdings, Inc. 2025 Term Loan B

6.98% (3 mo. USD Term SOFR + 3.000%) (1)	04/01/32	34,256	34,481

Naked Juice LLC 2025 FLFO Term Loan

9.50% (3 mo. USD Term SOFR + 5.500%) (1)	01/24/29	246,778	249,213

Naked Juice LLC 2025 FLSO Term Loan

7.35% (3 mo. USD Term SOFR + 3.250%) (1)	01/24/29	60,248	45,879

Triton Water Holdings, Inc. 2025 Term Loan B

6.25% (3 mo. USD Term SOFR + 2.250%) (1)	03/31/28	11,367	11,410

			340,983

Building Materials — 0.0%

PHRG Intermediate LLC 2025 Term Loan B

8.00% (3 mo. USD Term SOFR + 4.000%) (1)	02/20/32	18,479	18,075

Chemicals — 0.0%

Chemours Co. 2025 Term Loan B

7.46% (1 mo. USD Term SOFR + 3.500%) (1)	10/15/32	75,000	73,950

Commercial Services — 0.1%

Boost Newco Borrower LLC 2025 USD Term Loan B

6.00% (3 mo. USD Term SOFR + 2.000%) (1)	01/31/31	51,891	52,086

CCRR Parent, Inc. Term Loan B

8.71% (3 mo. USD Term SOFR + 4.250%) (1)	03/06/28	18,073	6,009

Issues	Maturity Date	Principal Amount	Value

Commercial Services (Continued)

CCRR Parent, Inc. US Acquisition Facility

8.55% (3 mo. USD Term SOFR + 4.250%) (1)	03/06/28	$50,954	$17,229

Element Materials Technology Group U.S. Holdings, Inc. 2022 USD Term Loan

7.68% (3 mo. USD Term SOFR + 3.675%) (1)	07/06/29	30,671	30,940

Kelso Industries LLC Term Loan

9.71% (1 mo. USD Term SOFR + 5.750%) (1),(11)	12/30/29	84,582	84,793

Ryan LLC Term Loan

7.46% (1 mo. USD Term SOFR + 3.500%) (1)	11/14/30	35,999	35,909

TTF Holdings LLC 2024 Term Loan

0.00% (1),(12)	07/18/31	18,788	17,355

			244,321

Computers — 0.2%

McAfee LLC 2024 1st Lien Term Loan B

6.96% (1 mo. USD Term SOFR + 3.000%) (1)	03/01/29	10,924	10,401

Peraton Corp. Term Loan B

7.69% (3 mo. USD Term SOFR + 3.750%) (1)	02/01/28	66,789	57,871

Tempo Acquisition LLC 2025 Repriced Term Loan B

5.71% (1 mo. USD Term SOFR + 1.750%) (1)	08/31/28	249,372	243,294

Twitter, Inc. Term Loan

10.45% (6 mo. USD Term SOFR + 6.500%) (1)	10/26/29	66,623	65,040

			376,606

Cosmetics/Personal Care — 0.0%

Opal Bidco SAS 1st Lien Term Loan B

0.00% (12)	04/28/32	13,039	13,110

Distribution & Wholesale — 0.0%

BCPE Empire Holdings, Inc. 2025 Term Loan B

7.21% (1 mo. USD Term SOFR + 3.250%) (1)	12/11/30	70,660	70,678

See accompanying Notes to Financial Statements.

TCW Core Plus Bond ETF

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

Diversified Financial Services — 0.3%

Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6

5.78% (1 mo. USD Term SOFR + 1.750%) (1)	06/24/30	$444,488	$445,762

Blackhawk Network Holdings, Inc. 2025 Term Loan B

7.96% (1 mo. USD Term SOFR + 4.000%) (1)	03/12/29	47,547	47,796

Jane Street Group LLC 2024 Term Loan B1

6.20% (3 mo. USD Term SOFR + 2.000%) (1)	12/15/31	63,970	63,454

			557,012

Electric — 0.2%

Alpha Generation LLC Term Loan B

5.96% (1 mo. USD Term SOFR + 2.000%) (1)	09/30/31	59,479	59,621

Calpine Corp. 2024 Term Loan B10

5.71% (1 mo. USD Term SOFR + 1.750%) (1)	01/31/31	108,371	108,400

Calpine Corp. 2024 Term Loan B5

5.71% (1 mo. USD Term SOFR + 1.750%) (1)	02/15/32	80,689	80,719

Cornerstone Generation LLC Term Loan B

7.48% (3 mo. USD Term SOFR + 3.250%) (1)	08/11/32	22,915	23,149

Edgewater Generation LLC 2025 Repriced Term Loan

6.96% (1 mo. USD Term SOFR + 3.000%) (1)	08/01/30	23,076	23,164

Kestrel Acquisition LLC 2025 Term Loan

6.86% (3 mo. USD Term SOFR + 3.000%) (1)	11/06/31	25,198	25,259

Potomac Energy Center LLC 2025 Term Loan

6.84% (3 mo. USD Term SOFR + 3.000%) (1)	08/05/32	24,557	24,710

South Field LLC 2025 1st Lien Term Loan B

7.00% (3 mo. USD Term SOFR + 3.000%) (1)	08/29/31	25,374	25,565

South Field LLC 2025 1st Lien Term Loan C

7.00% (3 mo. USD Term SOFR + 3.000%) (1)	08/29/31	1,632	1,644

Issues	Maturity Date	Principal Amount	Value

Electric (Continued)

Vistra Operations Co. LLC 1st Lien Term Loan B3

5.71% (1 mo. USD Term SOFR + 1.750%) (1)	12/20/30	$151,860	$152,335

			524,566

Electrical Components & Equipment — 0.0%

Pelican Products, Inc. 2021 Term Loan

8.51% (3 mo. USD Term SOFR + 4.250%) (1)	12/29/28	59,669	48,362

Electronics — 0.1%

TCP Sunbelt Acquisition Co. 2024 Term Loan B

8.45% (3 mo. USD Term SOFR + 4.250%) (1)	10/24/31	94,288	94,995

Entertainment — 0.1%

DK Crown Holdings, Inc. 2025 Term Loan B

5.86% (1 mo. USD Term SOFR + 1.750%) (1)	03/04/32	29,722	29,639

EOC Borrower LLC Term Loan A

7.71% (1 mo. USD Term SOFR + 3.750%) (1)	03/24/28	14,172	14,234

Flutter Financing BV 2025 Term Loan B

6.00% (3 mo. USD Term SOFR + 2.000%) (1)	06/04/32	87,379	87,088

GVC Holdings Gibraltar Ltd. 2025 Term Loan B6 (2029)

6.37% (3 mo. USD Term SOFR + 2.250%) (1)	10/31/29	29,679	29,728

Showtime Acquisition LLC 2024 1st Lien Term Loan

8.94% (3 mo. USD Term SOFR + 4.750%) (1)	08/16/31	94,639	94,934

Voyager Parent LLC Term Loan B

8.75% (3 mo. USD Term SOFR + 4.750%) (1)	07/01/32	62,881	62,964

			318,587

Food — 0.1%

BCPE North Star U.S. HoldCo 2, Inc. Term Loan

8.08% (3 mo. USD Term SOFR + 4.000%) (1)	06/09/28	53,235	53,187

C&S Wholesale Grocers, Inc. Term Loan B

8.96% (3 mo. USD Term SOFR + 5.000%) (1)	09/20/30	80,496	79,540

See accompanying Notes to Financial Statements.

TCW Core Plus Bond ETF

October 31, 2025

Issues	Maturity Date	Principal Amount	Value

Food (Continued)

United Natural Foods, Inc. 2024 Term Loan

8.71% (1 mo. USD Term SOFR + 4.750%) (1)	05/01/31	$83,333	$83,958

			216,685

Health Care-Products — 0.0%

Antylia Scientific Term Loan

7.99% (3 mo. USD Term SOFR + 4.000%) (1)	05/27/32	41,343	41,326

QuidelOrtho Corp. Term Loan

8.00% (3 mo. USD Term SOFR + 4.000%) (1)	08/20/32	34,664	34,506

			75,832

Health Care-Services — 0.2%

Heartland Dental LLC 2025 Term Loan

7.71% (1 mo. USD Term SOFR + 3.750%) (1)	08/25/32	39,952	40,089

IQVIA, Inc. 2025 Incremental Term Loan B5

5.75% (3 mo. USD Term SOFR + 1.750%) (1)	01/02/31	118,625	119,292

Modivcare, Inc. 2024 Term Loan B

12.75% (3 mo. USD Term SOFR + 8.750%) (1)	07/01/31	263,871	114,893

Modivcare, Inc. 2025 DIP Delayed Draw Term Loan

9.93% (3 mo. USD Term SOFR + 6.000%) (1)	02/22/26	23,654	23,418

Modivcare, Inc. 2025 DIP Term Loan

11.00% (1 mo. USD Term SOFR + 7.000%) (1)	02/22/26	44,396	43,952

Modivcare, Inc. 2025 Incremental Term Loan

15.44% (3 mo. USD Term SOFR + 11.500%) (1)	01/12/26	63,517	27,445

Pediatric Associates Holding Co. LLC 2021 Term Loan B

7.35% (3 mo. USD Term SOFR + 3.250%) (1)	12/29/28	25,717	24,659

Star Parent, Inc. Term Loan B

8.00% (3 mo. USD Term SOFR + 4.000%) (1)	09/27/30	17,295	17,346

			411,094

Issues	Maturity Date	Principal Amount	Value

Holding Companies — Diversified — 0.0%

GC Ferry Acquisition I, Inc. Term Loan

7.71% (3 mo. USD Term SOFR + 3.500%) (1),(13)	08/16/32	$17,126	$17,120

Home Furnishings — 0.0%

AI Aqua Merger Sub, Inc. 2024 1st Lien Term Loan B

7.13% (1 mo. USD Term SOFR + 3.000%) (1)	07/31/28	45,696	45,847

Insurance — 0.0%

Asurion LLC 2021 Second Lien Term Loan B4

9.33% (1 mo. USD Term SOFR + 5.250%) (1)	01/20/29	36,215	34,628

Internet — 0.2%

Arches Buyer, Inc. 2021 Term Loan B

7.31% (1 mo. USD Term SOFR + 3.250%) (1)	12/06/27	50,874	51,036

Barracuda Networks, Inc. 2022 Term Loan

8.34% (3 mo. USD Term SOFR + 4.500%) (1)	08/15/29	28,077	23,497

Delivery Hero SE 2024 USD Term Loan B

9.23% (3 mo. USD Term SOFR + 5.000%) (1)	12/12/29	83,400	84,147

Magnite, Inc. 2025 Repriced Term Loan B

6.96% (1 mo. USD Term SOFR + 3.000%) (1)	02/06/31	55,607	55,687

MH Sub I LLC 2023 Term Loan

8.25% (3 mo. USD Term SOFR + 4.250%) (1)	05/03/28	46,574	42,476

MH Sub I LLC 2024 Term Loan B4

8.21% (1 mo. USD Term SOFR + 4.250%) (1)	12/31/31	73,031	59,046

Plano HoldCo, Inc. Term Loan B

7.50% (3 mo. USD Term SOFR + 3.500%) (1)	10/02/31	99,500	96,266

PUG LLC 2024 Extended Term Loan B

0.00% (12)	03/15/30	8,118	8,132

Research Now Group, Inc. 2024 First Lien First Out Term Loan

9.46% (3 mo. USD Term SOFR + 5.000%) (1)	07/15/28	15,474	15,455

See accompanying Notes to Financial Statements.

TCW Core Plus Bond ETF

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

Internet (Continued)

TripAdvisor, Inc. Term Loan

6.71% (1 mo. USD Term SOFR + 2.750%) (1)	07/08/31	$37,433	$36,310

			472,052

Investment Companies — 0.0%

HDI Aerospace Intermediate Holding III Corp. Term Loan B

7.69% (3 mo. USD Term SOFR + 3.750%) (1)	02/11/32	29,850	30,018

Leisure Time — 0.0%

Sabre GLBL, Inc. 2022 1st Lien Term Loan B

9.06% (1 mo. USD Term SOFR + 5.000%) (1)	06/30/28	15,806	14,692

Sabre GLBL, Inc. 2024 Term Loan B1

10.06% (1 mo. USD Term SOFR + 6.000%) (1)	11/15/29	15,085	14,048

			28,740

Lodging — 0.2%

Hilton Domestic Operating Co., Inc. 2023 Term Loan B4

5.74% (1 mo. USD Term SOFR + 1.750%) (1)	11/08/30	343,841	345,099

Station Casinos LLC 2024 Term Loan B

5.96% (1 mo. USD Term SOFR + 2.000%) (1)	03/14/31	22,733	22,778

			367,877

Machinery-Diversified — 0.0%

Oregon Tool, Inc. 2025 1st Lien Term Loan

9.54% (3 mo. USD Term SOFR + 5.350%) (1)	10/15/29	11,385	11,613

Oregon Tool, Inc. 2025 2nd Lien Term Loan

8.45% (3 mo. USD Term SOFR + 4.000%) (1)	10/15/29	38,276	29,482

			41,095

Media — 0.4%

Charter Communications Operating LLC 2024 Term Loan B5

6.24% (3 mo. USD Term SOFR + 2.250%) (1)	12/15/31	889,434	888,980

Issues	Maturity Date	Principal Amount	Value

Media (Continued)

Virgin Media Bristol LLC USD Term Loan N

6.65% (1 mo. USD Term SOFR + 2.500%) (1)	01/31/28	$1,739	$1,741

Ziggo Financing Partnership 2025 Term Loan B

7.03% (6 mo. USD Term SOFR + 3.250%) (1)	01/15/33	18,685	18,358

Ziggo Financing Partnership USD Term Loan I

6.71% (6 mo. USD Term SOFR + 2.500%) (1)	04/30/28	65,572	65,588

			974,667

Miscellaneous Manufacturers — 0.1%

Cleanova U.S. Holdings LLC 2025 Term Loan B

8.81% (3 mo. USD Term SOFR + 4.750%) (1)	06/14/32	176,017	176,457

Office/Business Equipment — 0.1%

Xerox Holdings Corp. 2023 Term Loan B

8.00% (3 mo. USD Term SOFR + 4.000%)	11/19/29	245,978	229,786

Packaging & Containers — 0.0%

Balcan Innovations, Inc. Term Loan B

8.59% (3 mo. USD Term SOFR + 4.750%) (1)	10/18/31	44,489	41,820

Pharmaceuticals — 0.0%

Jazz Financing Lux SARL 2024 1st Lien Term Loan B

6.21% (1 mo. USD Term SOFR + 2.250%) (1)	05/05/28	45,335	45,496

REIT — 1.0%

Healthpeak Properties, Inc. 2024 Term Loan A3

4.97% (3 mo. USD Term SOFR + 0.850%) (1)	03/01/29	565,051	557,988

Healthpeak Properties, Inc. Term Loan A1

4.80% (1 mo. USD Term SOFR + 0.840%) (1)	08/20/27	279,976	277,876

Healthpeak Properties, Inc. Term Loan A2

4.80% (1 mo. USD Term SOFR + 0.840%) (1)	02/22/27	279,976	277,876

See accompanying Notes to Financial Statements.

TCW Core Plus Bond ETF

October 31, 2025

Issues	Maturity Date	Principal Amount	Value

REIT (Continued)

Invitation Homes Operating Partnership LP 2024 Term Loan

5.00% (1 mo. USD Term SOFR + 0.850%) (1)	09/09/28	$796,509	$796,509

Iron Mountain, Inc. 2022 Term Loan A

5.71% (1 mo. USD Term SOFR + 1.750%) (1)	03/18/30	345,625	341,305

			2,251,554

Retail — 0.1%

1011778 BC Unlimited Liability Co. 2024 Term Loan B6

5.71% (1 mo. USD Term SOFR + 1.750%) (1)	09/20/30	20,003	19,972

Dave & Buster’s, Inc. 2024 1st Lien Term Loan B

7.25% (1 mo. USD Term SOFR + 3.250%) (1)	11/01/31	51,456	46,155

KFC Holding Co. 2021 Term Loan B

5.90% (1 mo. USD Term SOFR + 1.750%) (1)	03/15/28	79,663	80,061

Peer Holding III BV 2025 USD Term Loan B5B

0.00% (12)	07/01/31	95,278	95,790

Raising Cane’s Restaurants LLC 2025 Term Loan B

0.00% (12)	10/24/32	18,749	18,745

Tacala LLC 2025 Repriced Term Loan B

6.96% (1 mo. USD Term SOFR + 3.000%) (1)	01/31/31	33,984	34,148

			294,871

Software — 0.2%

Cast & Crew Payroll LLC 2021 Incremental Term Loan

7.71% (1 mo. USD Term SOFR + 3.750%) (1)	12/29/28	21,257	17,545

DTI Holdco, Inc. 2025 Term Loan B

7.96% (1 mo. USD Term SOFR + 4.000%) (1)	04/26/29	127,408	112,518

Genesys Cloud Services Holdings II LLC 2025 USD Term Loan B

6.46% (1 mo. USD Term SOFR + 2.500%) (1)	01/30/32	29,762	29,480

Modena Buyer LLC Term Loan

8.09% (3 mo. USD Term SOFR + 4.250%) (1)	07/01/31	15,738	15,415

Issues	Maturity Date	Principal Amount		Value

Software (Continued)

Playtika Holding Corp. 2021 Term Loan B1

6.83% (1 mo. USD Term SOFR + 2.750%)	03/13/28		$198,958	$194,943

Project Alpha Intermediate Holding, Inc. 2024 1st Lien Term Loan B

0.00% (12)	10/26/30		12,892	12,910

Renaissance Holding Corp. 2024 1st Lien Term Loan

7.96% (1 mo. USD Term SOFR + 4.000%) (1)	04/05/30		74,131	64,267

				447,078

Telecommunications — 0.0%

Frontier Communications Corp. 2025 Term Loan B

6.53% (1 mo. USD Term SOFR + 2.500%) (1)	07/01/31		24,717	24,771

Zayo Group Holdings, Inc. 2025 USD Term Loan

7.58% (1 mo. USD Term SOFR + 3.500%) (1)	03/11/30		39,607	37,918

				62,689

Total Bank Loans

(Cost: $9,511,240)				9,289,141

Total Fixed Income Securities

(Cost: $234,219,573)				234,489,343

CONVERTIBLE SECURITIES — 0.1%

CONVERTIBLE CORPORATE BONDS — 0.1%

Beverages — 0.1%

Davide Campari-Milano NV (Italy)

2.38% (7)	01/17/29	EUR	200,000	226,325

Commercial Services — 0.0%

Worldline SA (France)

0.00% (7),(14)	07/30/26	EUR	97,818	108,722

Total Convertible Corporate Bonds

(Cost: $301,785)				335,047

Total Convertible Securities

(Cost: $301,785)				335,047

Issues		Shares		Value

INVESTMENT COMPANIES — 1.5%

TCW Private Asset Income Fund — I Class (15),(16)			339,616	3,399,555

Total Investment Companies

(Cost: $3,395,749)				3,399,555

See accompanying Notes to Financial Statements.

TCW Core Plus Bond ETF

Schedule of Investments (Continued)

Issues	Shares	Value

MONEY MARKET INVESTMENTS — 7.7%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 4.01% (17)	1,356,520	$1,356,520

TCW Central Cash Fund, 4.07% (16),(17)	16,629,548	16,629,548

Total Money Market Investments

(Cost: $17,986,068)		17,986,068

PURCHASED OPTIONS (18) (0.0%)

(Cost: $121,801)		14,849

Total Investments (111.2%)

(Cost: $260,474,026)		260,682,805

Net Unrealized Appreciation/Depreciation On Unfunded Commitments (0.0%)		9

Liabilities In Excess Of Other Assets (-11.2%)		(26,247,056)

Net Assets (100.0%)		$234,435,758

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)
Long Futures
25	10-Year U.S. Treasury Note Futures	12/19/25	$2,897,995	$2,887,110	$(10,885)
88	U.S. Long Bond Futures	12/19/25	10,025,811	10,323,500	297,689
355	5-Year U.S. Treasury Note Futures	12/31/25	38,793,341	38,769,883	(23,458)
17	U.S. Ultra Long Bond Futures	12/19/25	2,052,469	2,061,781	9,312
90	2-Year U.S. Treasury Note Futures	12/31/25	18,760,758	18,739,593	(21,165)

			$72,530,374	$72,781,867	$251,493

Short Futures
5	3-Year Australian Bond Futures	12/15/25	$(350,780)	$(349,145)	$1,635
29	10-Year Australian Bond Futures	12/15/25	(2,159,172)	(2,155,763)	3,409
5	Euro-Bobl Futures	12/8/25	(678,212)	(681,562)	(3,350)
20	Euro-Bund Futures	12/8/25	(2,953,548)	(2,982,827)	(29,279)
1	Long Gilt Futures	12/29/25	(118,993)	(122,988)	(3,995)

			$(6,260,705)	$(6,292,285)	$(31,580)

See accompanying Notes to Financial Statements.

TCW Core Plus Bond ETF

October 31, 2025

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (19)
Goldman Sachs & Co.	EUR	718,803	01/09/26	$840,878	$832,744	$(8,134)
Citibank N.A.	EUR	58,212	01/09/26	68,706	67,440	(1,266)

				$909,584	$900,184	$(9,400)

SELL (20)
Goldman Sachs & Co.	AUD	276,174	01/09/26	$180,026	$180,918	$(892)
Citibank N.A.	AUD	2,865,220	01/09/26	1,892,972	1,876,973	15,999
Citibank N.A.	EUR	5,450,555	01/09/26	6,409,254	6,314,548	94,706
Goldman Sachs & Co.	EUR	102,076	01/09/26	119,074	118,257	817
Bank of America	GBP	787,058	01/09/26	1,057,172	1,034,124	23,048

				$9,658,498	$9,524,820	$133,678

Swaptions

Description	Counterparty	Interest Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
Purchased Swaptions — OTC
2-Year Interest Rate Swap	Goldman Sachs & Co.	4.05	1/30/26	13,692,000	$13,692,000	$1,030	$15,746	$(14,716)
2-Year Interest Rate Swap	Goldman Sachs & Co.	4.03	2/27/26	13,692,000	13,692,000	2,199	17,800	(15,601)
2-Year Interest Rate Swap	Morgan Stanley & Co.	4.00	3/31/26	13,692,000	13,692,000	4,025	22,961	(18,936)
5-Year Interest Rate Swap	Bank of America	4.22	1/30/26	5,717,000	5,717,000	1,147	17,723	(16,576)
5-Year Interest Rate Swap	Goldman Sachs International	4.22	2/27/26	5,717,000	5,717,000	2,349	22,016	(19,667)
5-Year Interest Rate Swap	Goldman Sachs International	4.22	3/31/26	5,717,000	5,717,000	4,099	25,555	(21,456)

Total Swaptions						$14,849	$121,801	$(106,952)

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
AUD	Australian Dollar.
CLO	Collateralized Loan Obligation.
EUR	Euro Currency.
GBP	British Pound Sterling.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
LIBOR	London Interbank Offered Rate.
PAC	Planned Amortization Class.
PIK	Payment In Kind.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
TBA	To Be Announced.
(1)	Floating or variable rate security. The interest shown reflects the rate in effect at October 31, 2025.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At October 31, 2025, the value of these securities amounted to $41,843,093 or 17.9% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

See accompanying Notes to Financial Statements.

TCW Core Plus Bond ETF

Schedule of Investments (Continued)

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(4)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(5)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(6)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(7)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At October 31, 2025, the value of these securities amounted to $8,001,375 or 3.4% of net assets.
(8)	Perpetual maturity.
(9)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer—5.00% cash or 10.00% PIK interest.
(10)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(11)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $3,980, at an interest rate of 9.71% and a maturity of December 30, 2029. The investment is accruing an unused commitment fee of 5.75% per annum.
(12)	This position represents an unsettled bank loan at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(13)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $2.924, at an interest rate of 7.71% and a maturity of August 16, 2032. The investment is accruing an unused commitment fee of 1.75% per annum.
(14)	Security is not accruing interest.
(15)	Non-income producing security.
(16)	Affiliated issuer.
(17)	Rate disclosed is the 7-day net yield as of October 31, 2025.
(18)	See options table for description of purchased options.
(19)	Fund buys foreign currency, sells USD.
(20)	Fund sells foreign currency, buys USD.

The summary of the TCW Core Plus Bond ETF transactions in the affiliated funds for the year ended October 31, 2025 is as follows:

Name of Affiliated Fund	Value at April 1, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held October 31, 2025	Value at October 31, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund
	$55,513,740	$863,940,808	$902,825,000	16,629,548	$16,629,548	$895,961	$—	$—	$—
TCW Private Asset Income Fund — Share Class I
	669,311	2,726,438	—	339,616	3,399,555	127,144	—	—	3,806

Total					$20,029,103	$1,023,105	$—	$—	$3,806

See accompanying Notes to Financial Statements.

TCW Core Plus Bond ETF

Fair Valuation Summary	October 31, 2025

The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Residential Mortgage-Backed Securities — Agency	$—	$81,369,646	$—	$81,369,646
Corporate Bonds	—	54,843,703	—	54,843,703
U.S. Treasury Securities	—	37,978,417	—	37,978,417
Asset-Backed Securities	—	21,611,891	1,571,386	23,183,277
Residential Mortgage-Backed Securities — Non-Agency	—	17,929,845	—	17,929,845
Bank Loans	—	9,289,141	—	9,289,141
Commercial Mortgage-Backed Securities — Non-Agency	—	6,077,931	—	6,077,931
Foreign Government Bonds	—	3,987,079	—	3,987,079
Municipal Bonds	—	3,054,548	—	3,054,548
Commercial Mortgage-Backed Securities — Agency	—	1,233,699	—	1,233,699

Total Fixed Income Securities	—	237,375,900	1,571,386	238,947,286

Convertible Corporate Bonds	—	335,047	—	335,047
Money Market Investments	17,986,068	—	—	17,986,068
Investment Companies	—	3,399,555	—	3,399,555
Purchased Swaptions — OTC	—	14,849	—	14,849
Net Unrealized Appreciation (Depreciation) on Unfunded Commitments	—	9	—	9

Total Investments	$17,986,068	$241,125,360	$1,571,386	$260,682,814

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	134,570	—	134,570
Futures Contracts
Interest Rate Risk	312,045	—	—	312,045

Total	$18,298,113	$241,259,930	$1,571,386	$261,129,429

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(92,132)	$—	$—	$(92,132)
Forward Currency Contracts
Foreign Currency Risk	—	(10,292)	—	(10,292)

Total	$(92,132)	$(10,292)	$—	$(102,424)

See accompanying Notes to Financial Statements.

TCW Corporate Bond ETF

Schedule of Investments

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 96.3% of Net Assets

ASSET-BACKED SECURITIES — 0.1%

Skyline Aviation, Inc. Class A

3.23% (1)	07/03/38	$32,741	$30,745

Total Asset-Backed Securities

(Cost: $32,741)			30,745

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 0.0%

Federal National Mortgage Association REMICS Series 2011-116, Class SA (I/O) (I/F)

1.70% (-30 day USD SOFR Average + 5.886%) (2)	11/25/41	16,850	1,291

Federal National Mortgage Association REMICS Series 2012-128, Class UA

2.50%	06/25/42	6,926	6,200

Total Residential Mortgage-Backed Securities — Agency

(Cost: $15,793)			7,491

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 0.0%

COMM Mortgage Trust Series 2014-UBS5, Class XA (I/O)

0.53% (3)	09/10/47	29,398	—

Total Commercial Mortgage-Backed Securities — Non-agency

(Cost: $14,302)			—

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 0.0%

Government National Mortgage Association Series 2009-111, Class IO (I/O)

0.00% (3),(4)	09/16/51	387,813	4,270

Government National Mortgage Association Series 2012-144, Class IO (I/O)

0.35% (3)	01/16/53	102,118	1,193

Total Commercial Mortgage-Backed Securities — Agency

(Cost: $15,424)			5,463

CORPORATE BONDS — 84.8%

Aerospace & Defense — 1.6%

BAE Systems Holdings, Inc. (United Kingdom)

3.85% (5)	12/15/25	20,000	19,986

Boeing Co.

5.81%	05/01/50	35,000	34,840

5.93%	05/01/60	12,000	11,943

6.53%	05/01/34	58,000	64,219

Lockheed Martin Corp.

4.80%	08/15/34	185,000	187,755

5.20%	02/15/55	5,000	4,838

Issues	Maturity Date	Principal Amount		Value

Aerospace & Defense (Continued)

Northrop Grumman Corp.

5.15%	05/01/40		$5,000	$5,001

5.20%	06/01/54		30,000	28,683

RTX Corp.

6.40%	03/15/54		80,000	89,962

				447,227

Agriculture — 1.4%

Altria Group, Inc.

3.70%	02/04/51		5,000	3,592

4.88%	02/04/28		45,000	45,741

BAT Capital Corp. (United Kingdom)

4.39%	08/15/37		210,000	192,578

Imperial Brands Finance PLC (United Kingdom)

4.50% (5)	06/30/28		30,000	30,195

Philip Morris International, Inc.

2.75%	06/06/29	EUR	100,000	115,286

				387,392

Airlines — 0.7%

Delta Air Lines Pass-Through Trust Series 2020-1, Class AA

2.00%	12/10/29		17,526	16,835

JetBlue Pass-Through Trust Series 2019-1, Class AA

2.75%	11/15/33		11,159	9,876

JetBlue Pass-Through Trust Series 2020-1, Class A

4.00%	05/15/34		21,166	20,007

United Airlines Pass-Through Trust Series 2016-2, Class AA

2.88%	04/07/30		6,022	5,778

United Airlines Pass-Through Trust Series 2023-1, Class A

5.80%	07/15/37		125,951	132,069

				184,565

Auto Manufacturers — 0.2%

Volkswagen Group of America Finance LLC (Germany)

5.65% (5)	03/25/32		17,000	17,606

5.80% (5)	03/27/35		40,000	41,192

				58,798

Banks — 15.5%

Bank of America Corp.

1.66% (1 day USD SOFR + 0.910%) (2)	03/11/27		8,000	7,926

See accompanying Notes to Financial Statements.

TCW Corporate Bond ETF

October 31, 2025

Issues	Maturity Date	Principal Amount	Value

Banks (Continued)

1.92% (1 day USD SOFR + 1.370%) (2)	10/24/31	$30,000	$26,765

2.09% (1 day USD SOFR + 1.060%) (2)	06/14/29	125,000	118,714

2.69% (1 day USD SOFR + 1.320%) (2)	04/22/32	680,000	621,717

Bank of New York Mellon Corp.

5.83% (1 Day USD SOFR Index + 2.074%) (2)	10/25/33	235,000	253,187

Citigroup, Inc.

1.46% (1 day USD SOFR + 0.770%) (2)	06/09/27	15,000	14,751

2.52% (1 day USD SOFR + 1.177%) (2)	11/03/32	270,000	240,332

2.57% (1 day USD SOFR + 2.107%) (2)	06/03/31	50,000	46,123

2.98% (1 day USD SOFR + 1.422%) (2)	11/05/30	1,000	949

5.33% (1 day USD SOFR + 1.465%) (2)	03/27/36	135,000	138,364

Goldman Sachs Group, Inc.

1.99% (1 day USD SOFR + 1.090%) (2)	01/27/32	535,000	473,534

2.60%	02/07/30	80,000	74,972

HSBC Holdings PLC (United Kingdom)

2.80% (1 day USD SOFR + 1.187%) (2)	05/24/32	70,000	63,762

JPMorgan Chase & Co.

1.04% (3 mo. USD Term SOFR + 0.695%) (2)	02/04/27	5,000	4,960

1.05% (1 day USD SOFR + 0.800%) (2)	11/19/26	40,000	39,943

1.58% (1 day USD SOFR + 0.885%) (2)	04/22/27	5,000	4,939

1.95% (1 day USD SOFR + 1.065%) (2)	02/04/32	95,000	84,143

2.07% (1 day USD SOFR + 1.015%) (2)	06/01/29	115,000	109,340

2.55% (1 day USD SOFR + 1.180%) (2)	11/08/32	600,000	540,192

3.90% (3 mo. USD Term SOFR + 1.482%) (2)	01/23/49	48,000	38,967

Lloyds Banking Group PLC (United Kingdom)

1.63% (1 yr. CMT + 0.850%) (2)	05/11/27	10,000	9,862

Morgan Stanley

1.59% (1 day USD SOFR + 0.879%) (2)	05/04/27	25,000	24,665

1.93% (1 day USD SOFR + 1.020%) (2)	04/28/32	240,000	210,091

Issues	Maturity Date	Principal Amount	Value

Banks (Continued)

2.24% (1 day USD SOFR + 1.178%) (2)	07/21/32	$305,000	$270,193

5.59% (1 day USD SOFR + 1.418%) (2)	01/18/36	45,000	47,169

Morgan Stanley Private Bank NA

4.47% (1 day USD SOFR + 0.770%) (2)	07/06/28	20,000	20,105

PNC Financial Services Group, Inc.

5.22% (1 day USD SOFR + 1.072%) (2)	01/29/31	105,000	108,587

6.88% (1 day USD SOFR + 2.284%) (2)	10/20/34	35,000	39,636

U.S. Bancorp

4.84% (1 day USD SOFR + 1.600%) (2)	02/01/34	140,000	140,839

5.42% (1 day USD SOFR + 1.411%) (2)	02/12/36	10,000	10,381

Wells Fargo & Co.

2.39% (1 day USD SOFR + 2.100%) (2)	06/02/28	30,000	29,201

3.35% (1 day USD SOFR + 1.500%) (2)	03/02/33	560,000	522,575

5.24% (1 day USD SOFR + 1.110%) (2)	01/24/31	20,000	20,698

5.50% (1 day USD SOFR + 1.780%) (2)	01/23/35	10,000	10,444

			4,368,026

Beverages — 2.9%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium)

4.90%	02/01/46	205,000	192,950

Bacardi Ltd.

4.70% (5)	05/15/28	50,000	50,390

5.30% (5)	05/15/48	25,000	22,789

Becle SAB de CV (Mexico)

2.50% (5)	10/14/31	70,000	60,560

Coca-Cola Co.

4.65%	08/14/34	170,000	173,323

Constellation Brands, Inc.

2.25%	08/01/31	95,000	84,074

Diageo Investment Corp. (United Kingdom)

5.63%	04/15/35	200,000	211,872

JDE Peet’s NV (Netherlands)

2.25% (5)	09/24/31	25,000	21,768

			817,726

Biotechnology — 1.8%

Amgen, Inc.

4.40%	05/01/45	5,000	4,338

4.88%	03/01/53	10,000	8,972

5.65%	03/02/53	145,000	144,806

5.75%	03/02/63	10,000	10,000

See accompanying Notes to Financial Statements.

TCW Corporate Bond ETF

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

Biotechnology (Continued)

Biogen, Inc.

5.75%	05/15/35	$65,000	$68,249

Gilead Sciences, Inc.

2.60%	10/01/40	80,000	59,091

5.10%	06/15/35	90,000	92,658

Illumina, Inc.

2.55%	03/23/31	20,000	18,007

Royalty Pharma PLC

1.75%	09/02/27	95,000	91,040

			497,161

Chemicals — 0.2%

International Flavors & Fragrances, Inc.

5.00%	09/26/48	40,000	35,666

Solvay Finance America LLC (Belgium)

5.85% (5)	06/04/34	10,000	10,464

			46,130

Commercial Services — 0.5%

Global Payments, Inc.

4.45%	06/01/28	30,000	30,034

RELX Capital, Inc. (United Kingdom)

4.00%	03/18/29	10,000	9,952

Rollins, Inc.

5.25%	02/24/35	105,000	106,809

			146,795

Computers — 2.0%

Apple, Inc.

2.65%	02/08/51	230,000	146,018

Booz Allen Hamilton, Inc.

5.95%	04/15/35	55,000	56,981

Dell International LLC/EMC Corp.

4.50%	02/15/31	95,000	94,806

5.00%	04/01/30	105,000	107,493

International Business Machines Corp.

5.20%	02/10/35	155,000	159,008

			564,306

Cosmetics/Personal Care — 0.2%

Kenvue, Inc.

4.90%	03/22/33	70,000	70,790

Diversified Financial Services — 2.6%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)

3.00%	10/29/28	15,000	14,484

3.30%	01/30/32	128,000	118,243

3.88%	01/23/28	4,000	3,972

Air Lease Corp.

3.63%	12/01/27	34,000	33,485

Issues	Maturity Date	Principal Amount		Value

Diversified Financial Services (Continued)

American Express Co.

4.92% (1 day USD SOFR + 1.220%) (2)	07/20/33		$65,000	$66,241

6.49% (1 day USD SOFR + 1.940%) (2)	10/30/31		90,000	98,512

Avolon Holdings Funding Ltd. (Ireland)

2.53% (5)	11/18/27		2,000	1,929

2.75% (5)	02/21/28		10,000	9,621

Blackrock, Inc.

3.75%	07/18/35	EUR	100,000	119,406

Capital One Financial Corp.

3.27% (1 day USD SOFR + 1.790%) (2)	03/01/30		10,000	9,650

6.70%	11/29/32		10,000	11,044

LSEGA Financing PLC (United Kingdom)

2.00% (5)	04/06/28		20,000	19,028

Mastercard, Inc.

4.55%	01/15/35		140,000	139,978

Raymond James Financial, Inc.

3.75%	04/01/51		110,000	82,962

				728,555

Electric — 8.4%

AEP Transmission Co. LLC

2.75%	08/15/51		190,000	120,927

3.65%	04/01/50		5,000	3,803

Alabama Power Co.

5.10%	04/02/35		190,000	194,503

5.50%	03/15/41		9,000	9,159

Alliant Energy Corp.

5.75% (5 yr. CMT + 2.077%) (2)	04/01/56		95,000	95,445

Alliant Energy Finance LLC

1.40% (5)	03/15/26		60,000	59,220

American Electric Power Co., Inc.

5.80% (5 yr. CMT + 2.128%) (2)	03/15/56		95,000	95,192

Arizona Public Service Co.

3.35%	05/15/50		15,000	10,592

6.35%	12/15/32		110,000	120,259

Baltimore Gas & Electric Co.

2.90%	06/15/50		48,000	31,628

Black Hills Corp.

4.35%	05/01/33		15,000	14,533

CenterPoint Energy Houston Electric LLC

5.15%	03/01/34		130,000	133,914

See accompanying Notes to Financial Statements.

TCW Corporate Bond ETF

October 31, 2025

Issues	Maturity Date	Principal Amount		Value

Electric (Continued)

CenterPoint Energy, Inc.

5.95% (5 yr. CMT + 2.223%) (2)	04/01/56		$70,000	$70,540

Commonwealth Edison Co.

6.45%	01/15/38		5,000	5,636

Consolidated Edison Co. of New York, Inc.

3.88%	06/15/47		35,000	27,806

Dominion Energy, Inc.

6.20% (5 yr. CMT + 2.006%) (2)	02/15/56		80,000	80,962

Duke Energy Carolinas LLC

3.75%	06/01/45		70,000	55,907

3.88%	03/15/46		45,000	36,489

Duke Energy Progress LLC

5.05%	03/15/35		230,000	234,736

Electricite de France SA

2.00% (6)	12/09/49	EUR	100,000	70,865

Evergy Kansas Central, Inc.

5.70%	03/15/53		10,000	10,176

FirstEnergy Transmission LLC

5.45% (5)	07/15/44		95,000	93,035

Florida Power & Light Co.

5.30%	06/15/34		320,000	335,030

5.60%	06/15/54		15,000	15,436

Indianapolis Power & Light Co.

5.70% (5)	04/01/54		5,000	5,056

International Transmission Co.

4.63%	08/15/43		105,000	93,445

Interstate Power & Light Co.

2.30%	06/01/30		30,000	27,446

MidAmerican Energy Co.

5.85%	09/15/54		5,000	5,274

Narragansett Electric Co.

3.40% (5)	04/09/30		10,000	9,644

Oncor Electric Delivery Co. LLC

4.60%	06/01/52		50,000	43,078

5.35% (5)	04/01/35		85,000	88,269

PacifiCorp

4.13%	01/15/49		40,000	31,338

Public Service Co. of Oklahoma

5.45%	01/15/36		40,000	41,031

Tucson Electric Power Co.

3.25%	05/01/51		10,000	6,815

Virginia Electric & Power Co.

2.45%	12/15/50		102,000	59,888

3.80%	09/15/47		10,000	7,817

Xcel Energy, Inc.

4.80%	09/15/41		35,000	32,406

				2,377,300

Issues	Maturity Date	Principal Amount	Value

Electronics — 0.5%

Amphenol Corp.

4.63% (7)	02/15/36	$70,000	$68,812

Hubbell, Inc.

4.80% (7)	11/15/35	60,000	59,773

			128,585

Engineering & Construction — 0.0%

Sydney Airport Finance Co. Pty. Ltd. (Australia)

3.63% (5)	04/28/26	5,000	4,982

Entertainment — 0.2%

Flutter Treasury DAC (Ireland)

5.88% (5)	06/04/31	65,000	65,898

Environmental Control — 1.4%

Republic Services, Inc.

5.15%	03/15/35	180,000	186,323

Waste Management, Inc.

4.95%	03/15/35	195,000	198,171

			384,494

Food — 1.5%

JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL

4.38%	02/02/52	67,000	52,723

5.75%	04/01/33	65,000	67,761

Kraft Heinz Foods Co.

4.63%	10/01/39	10,000	9,121

Mars, Inc.

4.80% (5)	03/01/30	200,000	204,446

Pilgrim’s Pride Corp.

3.50%	03/01/32	80,000	73,322

Smithfield Foods, Inc.

2.63% (5)	09/13/31	25,000	22,079

			429,452

Gas — 1.1%

Boston Gas Co.

3.76% (5)	03/16/32	80,000	76,062

KeySpan Gas East Corp.

5.82% (5)	04/01/41	15,000	15,069

NiSource, Inc.

5.40%	06/30/33	140,000	145,346

Northwest Natural Holding Co.

7.00% (5 yr. CMT + 2.701%) (2)	09/15/55	50,000	52,124

Southern Co. Gas Capital Corp.

4.40%	06/01/43	10,000	8,678

5.88%	03/15/41	15,000	15,722

			313,001

See accompanying Notes to Financial Statements.

TCW Corporate Bond ETF

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

Health Care-Products — 3.3%

Alcon Finance Corp.

2.60% (5)	05/27/30	$115,000	$106,567

Baxter International, Inc.

3.95%	04/01/30	110,000	107,238

GE HealthCare Technologies, Inc.

5.86%	03/15/30	175,000	185,428

Medtronic Global Holdings SCA

4.50%	03/30/33	150,000	150,276

Revvity, Inc.

2.55%	03/15/31	25,000	22,495

Smith & Nephew PLC (United Kingdom)

2.03%	10/14/30	30,000	26,871

STERIS Irish FinCo UnLtd Co.

2.70%	03/15/31	15,000	13,703

Stryker Corp.

4.70%	02/10/28	150,000	152,116

Thermo Fisher Scientific, Inc.

5.09%	08/10/33	170,000	176,249

			940,943

Health Care-Services — 4.9%

Barnabas Health, Inc.

4.00%	07/01/28	5,000	4,987

Centene Corp.

3.00%	10/15/30	123,000	110,030

Children’s Hospital Medical Center

2.82%	11/15/50	20,000	12,823

Cigna Group

5.25%	01/15/36	120,000	121,949

5.40%	03/15/33	85,000	88,674

CommonSpirit Health

2.78%	10/01/30	15,000	13,936

Elevance Health, Inc.

5.00%	01/15/36	85,000	84,725

5.20%	02/15/35	120,000	122,471

HCA, Inc.

3.50%	07/15/51	100,000	69,306

5.25%	06/15/49	5,000	4,588

Health Care Service Corp. A Mutual Legal Reserve Co.

5.45% (5)	06/15/34	20,000	20,584

Humana, Inc.

5.38%	04/15/31	160,000	165,320

IQVIA, Inc.

6.25%	02/01/29	10,000	10,543

Mass General Brigham, Inc.

3.34%	07/01/60	10,000	6,765

Roche Holdings, Inc.

5.59% (5)	11/13/33	15,000	16,108

Issues	Maturity Date	Principal Amount		Value

Health Care-Services (Continued)

Sharp HealthCare

2.68%	08/01/50		$50,000	$31,604

UnitedHealth Group, Inc.

3.70%	08/15/49		10,000	7,538

4.25%	04/15/47		15,000	12,587

5.15%	07/15/34		395,000	406,012

5.63%	07/15/54		10,000	9,969

Universal Health Services, Inc.

1.65%	09/01/26		40,000	39,162

West Virginia United Health System Obligated Group

3.13%	06/01/50		35,000	22,612

				1,382,293

Insurance — 3.1%

Allstate Corp.

3.85%	08/10/49		20,000	15,692

Aon Corp./Aon Global Holdings PLC

3.90%	02/28/52		115,000	87,584

Arthur J Gallagher & Co.

3.05%	03/09/52		15,000	9,737

6.50%	02/15/34		10,000	11,087

Athene Global Funding

1.61% (5)	06/29/26		15,000	14,749

1.99% (5)	08/19/28		10,000	9,351

Farmers Insurance Exchange

4.75% (3 mo. USD LIBOR + 3.231%) (2),(5)	11/01/57		35,000	29,979

Guardian Life Insurance Co. of America

3.70% (5)	01/22/70		45,000	31,164

Metropolitan Life Global Funding I

3.30% (5)	03/21/29		230,000	224,073

MMI Capital Trust I

7.63%	12/15/27		25,000	26,588

New York Life Global Funding

4.55% (5)	01/28/33		340,000	340,105

NLG Global Funding

4.35% (5)	09/15/30		40,000	39,629

Willis North America, Inc.

5.35%	05/15/33		20,000	20,687

				860,425

Internet — 2.0%

Alphabet, Inc.

3.00%	05/06/33	EUR	100,000	116,013

Amazon.com, Inc.

3.95%	04/13/52		135,000	108,726

See accompanying Notes to Financial Statements.

TCW Corporate Bond ETF

October 31, 2025

Issues	Maturity Date	Principal Amount		Value

Internet (Continued)

Meta Platforms, Inc.

4.88%	11/15/35		$60,000	$60,200

5.40%	08/15/54		70,000	67,394

5.60%	05/15/53		90,000	89,399

Uber Technologies, Inc.

4.80%	09/15/34		130,000	130,122

				571,854

Leisure Time — 0.2%

Royal Caribbean Cruises Ltd.

5.38%	01/15/36		65,000	65,449

Lodging — 0.6%

Choice Hotels International, Inc.

5.85%	08/01/34		40,000	40,712

Hyatt Hotels Corp.

5.05%	03/30/28		50,000	50,887

5.50%	06/30/34		10,000	10,291

Las Vegas Sands Corp.

6.00%	06/14/30		65,000	67,993

				169,883

Media — 1.7%

Charter Communications Operating LLC/Charter Communications Operating Capital

3.90%	06/01/52		215,000	141,337

5.38%	05/01/47		37,000	31,411

Comcast Corp.

4.00%	11/01/49		90,000	68,195

4.40%	08/15/35		130,000	123,866

Cox Communications, Inc.

2.60% (5)	06/15/31		85,000	75,845

Fox Corp.

6.50%	10/13/33		15,000	16,486

Time Warner Cable LLC

5.50%	09/01/41		18,000	16,234

				473,374

Miscellaneous Manufacturers — 0.1%

Dyno Nobel Ltd. (Australia)

5.40%	11/08/32	AUD	60,000	39,493

Office/Business Equipment — 0.1%

CDW LLC/CDW Finance Corp.

3.28%	12/01/28		25,000	24,157

Oil & Gas — 0.2%

Aker BP ASA (Norway)

3.10% (5)	07/15/31		55,000	50,335

Packaging & Containers — 0.8%

Amcor Finance USA, Inc.

5.63%	05/26/33		80,000	83,706

Issues	Maturity Date	Principal Amount	Value

Packaging & Containers (Continued)

Amcor Flexibles North America, Inc.

2.63%	06/19/30	$5,000	$4,623

5.50%	03/17/35	65,000	67,257

Berry Global, Inc.

1.57%	01/15/26	13,000	12,922

CCL Industries, Inc. (Canada)

3.05% (5)	06/01/30	25,000	23,479

Sealed Air Corp.

1.57% (5)	10/15/26	20,000	19,457

Sonoco Products Co.

3.13%	05/01/30	25,000	23,614

			235,058

Pharmaceuticals — 5.1%

AbbVie, Inc.

4.40%	11/06/42	50,000	45,236

5.20%	03/15/35	150,000	155,272

Bayer U.S. Finance II LLC (Germany)

4.38% (5)	12/15/28	10,000	9,969

4.88% (5)	06/25/48	77,000	65,438

Bristol-Myers Squibb Co.

5.20%	02/22/34	70,000	72,759

CVS Health Corp.

5.05%	03/25/48	103,000	92,264

5.30%	06/01/33	178,000	183,032

Elanco Animal Health, Inc.

6.65%	08/28/28	5,000	5,220

Eli Lilly & Co.

4.75%	02/12/30	255,000	261,982

4.90%	10/15/35	125,000	127,164

EMD Finance LLC (Germany)

5.00% (5)	10/15/35	80,000	80,362

Johnson & Johnson

3.40%	01/15/38	75,000	66,271

5.00%	03/01/35	65,000	67,656

Merck & Co., Inc.

5.00%	05/17/53	120,000	113,075

Pfizer Investment Enterprises Pte. Ltd.

4.75%	05/19/33	45,000	45,553

Teva Pharmaceutical Finance Netherlands IV BV (Israel)

5.75%	12/01/30	40,000	41,356

Zoetis, Inc.

5.60%	11/16/32	10,000	10,637

			1,443,246

Pipelines — 2.3%

Columbia Pipelines Operating Co. LLC

6.04% (5)	11/15/33	135,000	144,382

See accompanying Notes to Financial Statements.

TCW Corporate Bond ETF

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount		Value

Pipelines (Continued)

Energy Transfer LP

5.00%	05/15/50		$195,000	$165,906

6.13%	12/15/45		7,000	6,996

Kinder Morgan Energy Partners LP

6.95%	01/15/38		5,000	5,641

Kinder Morgan, Inc.

7.80%	08/01/31		5,000	5,797

NGPL PipeCo LLC

3.25% (5)	07/15/31		50,000	45,566

4.88% (5)	08/15/27		10,000	10,025

Pipeline Funding Co. LLC

7.50% (5)	01/15/30		23,430	24,215

Plains All American Pipeline LP/PAA Finance Corp.

4.50%	12/15/26		13,000	13,027

Sabine Pass Liquefaction LLC

4.20%	03/15/28		103,000	103,054

Southern Natural Gas Co. LLC

4.80% (5)	03/15/47		15,000	13,359

TransCanada PipeLines Ltd. (Canada)

4.63%	03/01/34		110,000	107,528

Williams Cos., Inc.

3.50%	10/15/51		15,000	10,669

				656,165

Real Estate — 0.1%

Vonovia SE (Germany)

5.72% (6)	09/03/35	AUD	40,000	26,062

REIT — 3.9%

American Assets Trust LP

3.38%	02/01/31		55,000	50,167

American Homes 4 Rent LP

2.38%	07/15/31		55,000	48,823

American Tower Corp. (REIT)

2.70%	04/15/31		211,000	192,654

Americold Realty Operating Partnership LP

5.41%	09/12/34		70,000	68,894

Boston Properties LP

2.55%	04/01/32		10,000	8,662

Crown Castle, Inc.

3.30%	07/01/30		105,000	99,586

CubeSmart LP

4.38%	02/15/29		15,000	15,030

Digital Realty Trust LP

3.60%	07/01/29		15,000	14,654

DOC Dr. LLC

2.63%	11/01/31		10,000	8,920

Equinix, Inc.

2.50%	05/15/31		45,000	40,661

Issues	Maturity Date	Principal Amount	Value

REIT (Continued)

Essex Portfolio LP

2.65%	03/15/32	$5,000	$4,471

5.50%	04/01/34	15,000	15,621

Extra Space Storage LP

2.20%	10/15/30	25,000	22,417

GLP Capital LP/GLP Financing II, Inc.

3.25%	01/15/32	2,000	1,797

4.00%	01/15/30	55,000	53,217

Healthcare Realty Holdings LP

3.63%	01/15/28	30,000	29,534

Host Hotels & Resorts LP

3.50%	09/15/30	30,000	28,282

5.70%	06/15/32	35,000	36,227

Hudson Pacific Properties LP

3.95%	11/01/27	10,000	9,582

Invitation Homes Operating Partnership LP

5.50%	08/15/33	5,000	5,207

Lineage OP LP

5.25% (5)	07/15/30	25,000	25,330

LXP Industrial Trust

2.38%	10/01/31	15,000	13,045

2.70%	09/15/30	10,000	9,164

NNN REIT, Inc.

5.60%	10/15/33	35,000	36,636

Piedmont Operating Partnership LP

2.75%	04/01/32	30,000	25,582

Realty Income Corp.

5.13%	04/15/35	60,000	61,033

VICI Properties LP

5.13%	05/15/32	75,000	75,628

Weyerhaeuser Co.

3.38%	03/09/33	10,000	9,126

WP Carey, Inc.

4.65%	07/15/30	75,000	75,517

			1,085,467

Retail — 2.3%

AutoZone, Inc.

5.13%	06/15/30	35,000	36,138

Home Depot, Inc.

4.95%	06/25/34	260,000	266,422

Lowe’s Cos., Inc.

5.75%	07/01/53	50,000	50,170

McDonald’s Corp.

4.20%	04/01/50	70,000	57,460

4.95%	03/03/35	130,000	131,856

Starbucks Corp.

4.80%	05/15/30	100,000	102,152

			644,198

See accompanying Notes to Financial Statements.

TCW Corporate Bond ETF

October 31, 2025

Issues	Maturity Date	Principal Amount	Value

Semiconductors — 1.3%

Broadcom, Inc.

2.60%	02/15/33	$275,000	$242,036

Intel Corp.

2.00%	08/12/31	5,000	4,375

3.05%	08/12/51	51,000	32,349

3.25%	11/15/49	80,000	53,071

5.70%	02/10/53	13,000	12,501

Micron Technology, Inc.

2.70%	04/15/32	25,000	22,313

			366,645

Software — 2.8%

AppLovin Corp.

5.50%	12/01/34	65,000	66,860

Atlassian Corp.

5.50%	05/15/34	20,000	20,579

Cadence Design Systems, Inc.

4.70%	09/10/34	20,000	20,049

Constellation Software, Inc. (Canada)

5.46% (5)	02/16/34	45,000	45,690

Fiserv, Inc.

2.65%	06/01/30	25,000	22,939

5.25%	08/11/35	55,000	54,857

Microsoft Corp.

2.92%	03/17/52	150,000	101,004

Open Text Corp. (Canada)

6.90% (5)	12/01/27	17,000	17,712

Oracle Corp.

3.60%	04/01/50	60,000	40,680

3.95%	03/25/51	302,000	215,341

Paychex, Inc.

5.60%	04/15/35	125,000	130,700

Synopsys, Inc.

5.15%	04/01/35	30,000	30,489

Take-Two Interactive Software, Inc.

4.00%	04/14/32	15,000	14,467

			781,367

Telecommunications — 5.2%

AT&T, Inc.

3.55%	09/15/55	85,000	58,158

3.80%	12/01/57	128,000	90,516

Cisco Systems, Inc.

5.05%	02/26/34	230,000	237,254

Sprint Capital Corp.

8.75%	03/15/32	25,000	30,427

Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC

5.15% (5)	09/20/29	237,500	239,227

Issues	Maturity Date	Principal Amount	Value

Telecommunications (Continued)

T-Mobile USA, Inc.

2.55%	02/15/31	$478,000	$434,774

5.05%	07/15/33	5,000	5,099

5.13%	05/15/32	60,000	61,726

Verizon Communications, Inc.

4.50%	08/10/33	300,000	295,179

			1,452,360

Transportation — 1.9%

Aurizon Network Pty. Ltd. (Australia)

2.90% (6)	09/02/30	AUD 40,000	23,661

Burlington Northern Santa Fe LLC

4.05%	06/15/48	15,000	12,371

5.50%	03/15/55	120,000	120,348

CSX Corp.

4.90%	03/15/55	130,000	119,443

Pacific National Finance Pty. Ltd. (Australia)

3.70%	09/24/29	AUD 30,000	18,290

Union Pacific Corp.

2.97%	09/16/62	25,000	15,046

5.10%	02/20/35	225,000	231,883

			541,042

Water — 0.2%

Essential Utilities, Inc.

5.30%	05/01/52	50,000	47,280

Total Corporate Bonds

(Cost: $23,467,231)			23,878,279

MUNICIPAL BONDS — 2.0%

Bastrop Independent School District, General Obligation Unlimited

5.00%	02/15/53	55,000	57,026

City of Los Angeles Department of Airports, Revenue Bonds

3.89%	05/15/38	15,000	14,058

County of Miami-Dade Aviation Revenue, Revenue Bonds

3.50%	10/01/31	15,000	14,436

DeSoto Independent School District, General Obligation Unlimited

5.00%	08/15/50	40,000	41,990

Empire State Development Corp., Revenue Bonds

2.54%	03/15/34	5,000	4,335

See accompanying Notes to Financial Statements.

TCW Corporate Bond ETF

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount		Value

MUNICIPAL BONDS (Continued)

2.54%	03/15/34		$5,000	$4,364

2.59%	03/15/35		20,000	16,992

Flour Bluff Independent School District, General Obligation Unlimited

4.75%	08/15/50		35,000	36,107

Maryland Economic Development Corp., Revenue Bonds

5.43%	05/31/56		10,000	9,774

New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds

1.97%	02/01/33		20,000	17,082

3.73%	08/01/29		5,000	4,965

5.00%	05/01/50		20,000	20,871

5.00%	02/01/51		60,000	61,800

5.00%	11/01/53		35,000	36,381

5.00%	05/01/54		50,000	52,152

New York State Dormitory Authority, Revenue Bonds

5.00%	03/15/54		25,000	26,181

New York State Thruway Authority, Revenue Bonds

5.00%	03/15/59		55,000	57,359

Northwest Independent School District, General Obligation Unlimited

5.00%	02/15/55		25,000	26,219

Prosper Independent School District, General Obligation Unlimited

4.75%	02/15/55		25,000	25,355

San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds

3.05%	05/01/34		35,000	31,762

Total Municipal Bonds

(Cost: $554,301)				559,209

FOREIGN GOVERNMENT BONDS — 0.6%

New South Wales Treasury Corp.

4.75% (6)	02/20/37	AUD	100,000	63,671

Queensland Treasury Corp.

5.00% (6)	07/21/37		AUD 100,000	64,566

5.25% (6)	08/13/38	AUD	25,000	16,357

Treasury Corp. of Victoria

2.00%	11/20/37	AUD	35,000	16,282

Total Foreign Government Bonds

(Cost: $161,526)				160,876

Issues	Maturity Date	Principal Amount		Value

U.S. TREASURY SECURITIES — 8.8%

U.S. Treasury Bonds

4.75%	08/15/55		$1,674,000	$1,696,887

U.S. Treasury Notes

3.50%	10/31/27		615,000	613,859

3.63%	10/31/30		170,000	169,382

Total U.S. Treasury Securities

(Cost: $2,446,466)				2,480,128

Total Fixed Income Securities

(Cost: $26,707,784)				27,122,191

CONVERTIBLE SECURITIES — 0.1%

CONVERTIBLE CORPORATE BONDS — 0.1%

Commercial Services — 0.1%

Worldline SA (France)

0.00% (4),(6)	07/30/26	EUR	13,566	15,078

Total Convertible Corporate Bonds

(Cost: $14,539)				15,078

Issues		Shares		Value

MONEY MARKET INVESTMENTS — 3.0%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 4.01% (8)			187,243	187,243

TCW Central Cash Fund, 4.07% (8),(9)			662,635	662,635

Total Money Market Investments

(Cost: $849,878)				849,878

Total Investments (99.4%)

(Cost: $27,572,201)				27,987,147

Excess Of Other Assets Over Liabilities (0.6%)				173,297

Net Assets (100.0%)				$28,160,444

See accompanying Notes to Financial Statements.

TCW Corporate Bond ETF

October 31, 2025

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)
Long Futures
1	U.S. Long Bond Futures	12/19/25	$113,930	$117,313	$3,383
58	2-Year U.S. Treasury Note Futures	12/31/25	12,080,838	12,078,047	(2,791)
3	10-Year U.S. Treasury Note Futures	12/19/25	345,771	346,453	682

			$12,540,539	$12,541,813	$1,274

Short Futures
3	3-Year Australian Bond Futures	12/15/25	$(210,537)	$(209,487)	$1,050
3	10-Year Australian Bond Futures	12/15/25	(223,029)	(223,010)	19
58	5-Year U.S. Treasury Note Futures	12/31/25	(6,336,394)	(6,334,235)	2,159
3	Euro-Bund Futures	12/8/25	(442,904)	(447,424)	(4,520)

			$(7,212,864)	$(7,214,156)	$(1,292)

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (10)
Goldman Sachs & Co.	EUR	14,629	01/09/26	$17,223	$16,925	$(298)

				$17,223	$16,925	$(298)

SELL (11)
Bank of New York	AUD	371,951	01/09/26	$245,735	$243,528	$2,207
Citibank N.A.	AUD	40,654	01/09/26	26,501	26,618	(117)
Citibank N.A.	EUR	387,196	01/09/26	455,307	447,969	7,338

				$727,543	$718,115	$9,428

Notes to the Schedule of Investments:

AUD	Australian Dollar.
EUR	Euro Currency.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
(1)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at October 31, 2025.
(3)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Security is not accruing interest.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At October 31, 2025, the value of these securities amounted to $2,671,988 or 9.5% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

See accompanying Notes to Financial Statements.

TCW Corporate Bond ETF

Schedule of Investments (Continued)

(6)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At October 31, 2025, the value of these securities amounted to $280,260 or 1.0% of net assets.
(7)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(8)	Rate disclosed is the 7-day net yield as of October 31, 2025.
(9)	Affiliated issuer.
(10)	Fund buys foreign currency, sells USD.
(11)	Fund sells foreign currency, buys USD.

The summary of the TCW Corporate Bond ETF transactions in the affiliated funds for the year ended October 31, 2025 is as follows:

Name of Affiliated Fund	Value at April 1, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held October 31, 2025	Value at October 31, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund
	$557,982	$21,104,653	$21,000,000	662,635	$662,635	$19,951	$—	$—	$—

Total					$662,635	$19,951	$—	$—	$—

See accompanying Notes to Financial Statements.

TCW Corporate Bond ETF

Fair Valuation Summary	October 31, 2025

The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds	$—	$23,878,279	$—	$23,878,279
U.S. Treasury Securities	—	2,480,128	—	2,480,128
Municipal Bonds	—	559,209	—	559,209
Foreign Government Bonds	—	160,876	—	160,876
Asset-Backed Securities	—	—	30,745	30,745
Residential Mortgage-Backed Securities — Agency	—	7,491	—	7,491
Commercial Mortgage-Backed Securities — Agency	—	5,463	—	5,463
Commercial Mortgage-Backed Securities — Non-Agency	—	—	—	—

Total Fixed Income Securities	—	27,091,446	30,745	27,122,191

Convertible Corporate Bonds	—	15,078	—	15,078
Money Market Investments	849,878	—	—	849,878

Total Investments	$849,878	$27,106,524	$30,745	$27,987,147

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	9,545	—	9,545
Futures Contracts
Interest Rate Risk	7,293	—	—	7,293

Total	$857,171	$27,116,069	$30,745	$28,003,985

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(7,311)	$—	$—	$(7,311)
Forward Currency Contracts
Foreign Currency Risk	—	(415)	—	(415)

Total	$(7,311)	$(415)	$—	$(7,726)

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

Schedule of Investments

Issues	Maturity Date	Principal Amount		Value

FIXED INCOME SECURITIES — 104.7% of Net Assets

CORPORATE BONDS — 16.6%

Advertising — 0.0%

Clear Channel Outdoor Holdings, Inc.

7.13% (1)	02/15/31		$517,000	$533,492

Aerospace & Defense — 0.1%

BAE Systems Holdings, Inc. (United Kingdom)

3.85% (1)	12/15/25		250,000	249,825

General Electric Co.

4.95% (3 mo. USD Term SOFR + 0.742%) (2)	08/15/36		52,000	49,229

4.96% (3 mo. USD Term SOFR + 0.642%) (2)	05/05/26		57,000	57,106

Lockheed Martin Corp.

4.80%	08/15/34		55,000	55,819

TransDigm, Inc.

6.00% (1)	01/15/33		1,665,000	1,694,038

				2,106,017

Agriculture — 0.2%

Altria Group, Inc.

4.88%	02/04/28		490,000	498,070

BAT Capital Corp. (United Kingdom)

3.56%	08/15/27		44,000	43,562

BAT International Finance PLC (United Kingdom)

1.67%	03/25/26		83,000	82,146

Imperial Brands Finance PLC (United Kingdom)

4.50% (1)	06/30/28		2,955,000	2,974,178

6.13% (1)	07/27/27		195,000	201,049

Philip Morris International, Inc.

2.75%	06/06/29	EUR	635,000	732,065

				4,531,070

Airlines — 0.1%

American Airlines, Inc./AAdvantage Loyalty IP Ltd.

5.75% (1)	04/20/29		1,563,000	1,577,364

Delta Air Lines Pass-Through Trust Series 2020-1, Class AA

2.00%	12/10/29		17,526	16,835

JetBlue Pass-Through Trust Series 2019-1, Class AA

2.75%	11/15/33		22,319	19,753

JetBlue Pass-Through Trust Series 2020-1, Class A

4.00%	05/15/34		52,915	50,017

				1,663,969

Issues	Maturity Date	Principal Amount		Value

Apparel — 0.0%

Crocs, Inc.

4.13% (1)	08/15/31		$980,000	$902,061

Auto Manufacturers — 0.1%

Volkswagen Group of America Finance LLC (Germany)

5.65% (1)	03/25/32		70,000	72,498

5.80% (1)	03/27/35		200,000	205,958

Volkswagen International Finance NV (Germany)

7.88% (9 yr. EUR Swap + 4.783%) (2),(3),(4)	09/06/32	EUR	1,200,000	1,601,100

				1,879,556

Auto Parts & Equipment — 0.1%

Forvia SE (France)

8.00% (1)	06/15/30		385,000	408,728

ZF North America Capital, Inc. (Germany)

6.88% (1)	04/23/32		760,000	693,728

7.50% (1)	03/24/31		1,350,000	1,292,301

				2,394,757

Banks — 2.0%

Bank of America Corp.

1.92% (1 day USD SOFR + 1.370%) (2)	10/24/31		4,615,000	4,117,411

2.55% (1 day USD SOFR + 1.050%) (2)	02/04/28		2,625,000	2,574,469

2.65% (1 day USD SOFR + 1.220%) (2)	03/11/32		225,000	205,787

2.69% (1 day USD SOFR + 1.320%) (2)	04/22/32		885,000	809,147

2.97% (1 day USD SOFR + 1.330%) (2)	02/04/33		1,395,000	1,272,449

3.42% (3 mo. USD Term SOFR + 1.302%) (2)	12/20/28		685,000	674,896

4.38% (5 yr. CMT + 2.760%) (2),(4)	01/27/27		100,000	98,518

5.47% (1 day USD SOFR + 1.650%) (2)	01/23/35		235,000	245,676

Citigroup, Inc.

2.52% (1 day USD SOFR + 1.177%) (2)	11/03/32		510,000	453,961

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

October 31, 2025

Issues	Maturity Date	Principal Amount	Value

Banks (Continued)

2.57% (1 day USD SOFR + 2.107%) (2)	06/03/31	$1,000,000	$922,450

5.45% (1 day USD SOFR + 1.447%) (2)	06/11/35	115,000	119,378

6.88% (5 yr. CMT + 2.890%) (2),(4)	08/15/30	2,955,000	3,042,202

Goldman Sachs Group, Inc.

1.09% (1 day USD SOFR + 0.789%) (2)	12/09/26	2,910,000	2,900,251

1.54% (1 day USD SOFR + 0.818%) (2)	09/10/27	5,000	4,887

1.95% (1 day USD SOFR + 0.913%) (2)	10/21/27	325,000	317,957

3.81% (3 mo. USD Term SOFR + 1.420%) (2)	04/23/29	2,075,000	2,056,055

HSBC Holdings PLC (United Kingdom)

2.36% (1 day USD SOFR + 1.947%) (2)	08/18/31	60,000	54,479

4.76% (1 day USD SOFR + 2.110%) (2)	06/09/28	45,000	45,360

JPMorgan Chase & Co.

1.04% (3 mo. USD Term SOFR + 0.695%) (2)	02/04/27	375,000	371,974

1.05% (1 day USD SOFR + 0.800%) (2)	11/19/26	420,000	419,404

1.58% (1 day USD SOFR + 0.885%) (2)	04/22/27	700,000	691,481

1.76% (3 mo. USD Term SOFR + 1.105%) (2)	11/19/31	1,080,000	955,876

2.07% (1 day USD SOFR + 1.015%) (2)	06/01/29	120,000	114,094

2.55% (1 day USD SOFR + 1.180%) (2)	11/08/32	270,000	243,086

2.58% (3 mo. USD Term SOFR + 1.250%) (2)	04/22/32	760,000	692,732

3.65% (5 yr. CMT + 2.850%) (2),(4)	06/01/26	115,000	113,720

4.01% (3 mo. USD Term SOFR + 1.382%) (2)	04/23/29	255,000	254,363

Issues	Maturity Date	Principal Amount	Value

Banks (Continued)

4.32% (1 day USD SOFR + 1.560%) (2)	04/26/28	$3,500,000	$3,511,410

5.77% (1 day USD SOFR + 1.490%) (2)	04/22/35	415,000	442,888

Morgan Stanley

0.99% (1 day USD SOFR + 0.720%) (2)	12/10/26	145,000	144,545

2.24% (1 day USD SOFR + 1.178%) (2)	07/21/32	425,000	376,499

2.51% (1 day USD SOFR + 1.200%) (2)	10/20/32	255,000	228,322

2.94% (1 day USD SOFR + 1.290%) (2)	01/21/33	354,000	322,448

5.83% (1 day USD SOFR + 1.580%) (2)	04/19/35	120,000	128,161

Morgan Stanley Private Bank NA

4.47% (1 day USD SOFR + 0.770%) (2)	07/06/28	435,000	437,284

4.73% (1 day USD SOFR + 1.080%) (2)	07/18/31	4,040,000	4,103,670

PNC Financial Services Group, Inc.

3.40% (5 yr. CMT + 2.595%) (2),(4)	09/15/26	105,000	102,105

5.58% (1 day USD SOFR + 1.841%) (2)	06/12/29	1,370,000	1,418,156

Santander U.K. Group Holdings PLC (United Kingdom)

1.67% (1 day USD SOFR + 0.989%) (2)	06/14/27	290,000	285,288

Wells Fargo & Co.

2.39% (1 day USD SOFR + 2.100%) (2)	06/02/28	560,000	545,087

2.57% (3 mo. USD Term SOFR + 1.262%) (2)	02/11/31	4,440,000	4,139,678

3.35% (1 day USD SOFR + 1.500%) (2)	03/02/33	345,000	321,944

5.24% (1 day USD SOFR + 1.110%) (2)	01/24/31	770,000	796,888

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount		Value

Banks (Continued)

5.50% (1 day USD SOFR + 1.780%) (2)	01/23/35		$225,000	$234,983

				41,311,419

Beverages — 0.1%

Becle SAB de CV (Mexico)

2.50% (1)	10/14/31		1,790,000	1,548,601

JDE Peet’s NV (Netherlands)

2.25% (1)	09/24/31		750,000	653,040

				2,201,641

Biotechnology — 0.0%
Amgen, Inc.

3.15%	02/21/40		100,000	78,996

Chemicals — 0.2%

Axalta Coating Systems Dutch Holding B BV

7.25% (1)	02/15/31		50,000	52,464

International Flavors & Fragrances, Inc.

1.83% (1)	10/15/27		405,000	386,487

2.30% (1)	11/01/30		505,000	452,384

3.27% (1)	11/15/40		55,000	42,646

Itelyum Regeneration SpA (Italy)

5.75% (1)	04/15/30	EUR	250,000	293,035

Monitchem HoldCo 3 SA (Luxembourg)

8.75% (3)	05/01/28	EUR	500,000	562,874

SCIH Salt Holdings, Inc.

4.88% (1)	05/01/28		608,000	601,944

SK Invictus Intermediate II SARL

5.00% (1)	10/30/29		431,000	424,255

WR Grace Holdings LLC

5.63% (1)	08/15/29		63,000	57,791

7.38% (1)	03/01/31		882,000	884,514

				3,758,394

Commercial Services — 0.8%

AA Bond Co. Ltd. (United Kingdom)

8.45% (3)	07/31/50	GBP	210,000	294,515

ADT Security Corp.

5.88% (1)	10/15/33		650,000	659,601

Adtalem Global Education, Inc.

5.50% (1)	03/01/28		2,012,000	2,014,394

Allied Universal Holdco LLC/Allied Universal Finance Corp.

6.88% (1)	06/15/30		145,000	148,811

Block, Inc.

6.50%	05/15/32		51,000	52,950

Currenta Group Holdings SARL (Luxembourg)

5.50% (1)	05/15/30	EUR	1,400,000	1,637,625

Deluxe Corp.

8.13% (1)	09/15/29		52,000	54,556

Issues	Maturity Date	Principal Amount		Value

Commercial Services (Continued)

Grand Canyon University

5.13%	10/01/28		$1,000,000	$991,470

Herc Holdings, Inc.

7.25% (1)	06/15/33		486,000	512,803

ION Platform Finance U.S., Inc.

7.88% (1)	09/30/32		500,000	487,980

OT Midco Ltd.

10.00% (1)	02/15/30		2,743,000	1,614,475

RAC Bond Co. PLC (United Kingdom)

8.25% (3)	05/06/46	GBP	100,000	142,938

Raven Acquisition Holdings LLC

6.88% (1)	11/15/31		425,000	434,788

Rentokil Terminix Funding LLC

5.00% (1)	04/28/30		1,970,000	2,005,755

Rollins, Inc.

5.25%	02/24/35		1,090,000	1,108,781

Upbound Group, Inc.

6.38% (1)	02/15/29		2,109,000	2,043,958

Veritiv Operating Co.

10.50% (1)	11/30/30		49,000	51,027

Volkswagen Financial Services AG (Germany)

3.88% (3)	11/19/31	EUR	1,100,000	1,291,143

VT Topco, Inc.

8.50% (1)	08/15/30		1,965,000	2,045,054

WEX, Inc.

6.50% (1)	03/15/33		350,000	358,243

ZipRecruiter, Inc.

5.00% (1)	01/15/30		59,000	46,201

				17,997,068

Computers — 0.2%

Amentum Holdings, Inc.

7.25% (1)	08/01/32		261,000	271,688

Dell International LLC/EMC Corp.

4.75%	04/01/28		1,135,000	1,151,151

5.00%	04/01/30		840,000	859,942

McAfee Corp.

7.38% (1)	02/15/30		301,000	277,025

NCR Voyix Corp.

5.00% (1)	10/01/28		675,000	670,997

Science Applications International Corp.

5.88% (1)	11/01/33		800,000	798,360

				4,029,163

Cosmetics/Personal Care — 0.0%

Edgewell Personal Care Co.

4.13% (1)	04/01/29		860,000	817,774

Diversified Financial Services — 0.3%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)

2.45%	10/29/26		123,000	121,043

3.88%	01/23/28		5,000	4,965

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

October 31, 2025

Issues	Maturity Date	Principal Amount		Value

Diversified Financial Services (Continued)

Air Lease Corp.

2.88%	01/15/26		$380,000	$378,712

American Express Co.

4.92% (1 day USD SOFR + 1.220%) (2)	07/20/33		1,680,000	1,712,088

Avolon Holdings Funding Ltd. (Ireland)

2.53% (1)	11/18/27		476,000	459,050

Blackrock, Inc.

3.75%	07/18/35	EUR	730,000	871,667

EZCORP, Inc.

7.38% (1)	04/01/32		150,000	158,755

GGAM Finance Ltd. (Ireland)

8.00% (1)	06/15/28		892,000	947,411

8.00% (1)	02/15/27		115,000	117,820

Jane Street Group/JSG Finance, Inc.

6.13% (1)	11/01/32		780,000	794,149

6.75% (1)	05/01/33		90,000	93,914

7.13% (1)	04/30/31		330,000	346,490

				6,006,064

Electric — 1.4%

Alliant Energy Corp.

5.75% (5 yr. CMT + 2.077%) (2)	04/01/56		3,630,000	3,646,988

Alliant Energy Finance LLC

1.40% (1)	03/15/26		245,000	241,815

3.60% (1)	03/01/32		655,000	608,685

American Electric Power Co., Inc.

5.80% (5 yr. CMT + 2.128%) (2)	03/15/56		5,570,000	5,581,251

Amprion GmbH (Germany)

4.00% (3)	05/21/44	EUR	100,000	113,062

Arizona Public Service Co.

6.35%	12/15/32		135,000	147,590

CenterPoint Energy, Inc.

5.95% (5 yr. CMT + 2.223%) (2)	04/01/56		4,685,000	4,721,121

Dominion Energy, Inc.

6.00% (5 yr. CMT + 2.262%) (2)	02/15/56		5,325,000	5,404,982

Electricite de France SA

4.75% (3)	06/17/44	EUR	700,000	820,410

5.64% (3)	08/28/35	AUD	610,000	398,672

9.13% (5 yr. CMT + 5.411%) (1),(2),(4)	03/15/33		575,000	666,005

Elia Group SA (Belgium)

3.88% (3)	06/11/31	EUR	100,000	118,400

Enel Finance International NV (Italy)

4.50% (3)	02/20/43	EUR	290,000	347,837

Issues	Maturity Date	Principal Amount		Value

Electric (Continued)

Eurogrid GmbH (Germany)

1.11% (3)	05/15/32	EUR	200,000	$202,073

3.28% (3)	09/05/31	EUR	200,000	233,702

FirstEnergy Transmission LLC

2.87% (1)	09/15/28		418,000	403,596

London Power Networks PLC (United Kingdom)

3.84% (3)	06/11/37	EUR	470,000	548,859

MVM Energetika Zrt (Hungary)

6.50% (3)	03/13/31		400,000	425,240

Pike Corp.

8.63% (1)	01/31/31		775,000	829,118

Southern Co.

3.75% (5 yr. CMT + 2.915%) (2)	09/15/51		2,000,000	1,977,340

Southwestern Electric Power Co.

5.30%	04/01/33		600,000	613,662

Tennet Netherlands BV

4.75% (3)	10/28/42	EUR	435,000	557,480

Tucson Electric Power Co.

5.50%	04/15/53		305,000	298,257

				28,906,145

Electrical Components & Equipment — 0.1%

Energizer Holdings, Inc.

6.00% (1)	09/15/33		1,445,000	1,399,858

Engineering & Construction — 0.1%

Heathrow Funding Ltd. (United Kingdom)

3.88% (3)	01/16/38	EUR	250,000	288,716

4.50% (3)	07/11/35	EUR	865,000	1,069,198

				1,357,914

Entertainment — 0.8%

Banijay Entertainment SAS (France)

8.13% (1)	05/01/29		350,000	363,979

Caesars Entertainment, Inc.

6.50% (1)	02/15/32		2,220,000	2,239,580

7.00% (1)	02/15/30		1,000,000	1,029,850

Churchill Downs, Inc.

5.75% (1)	04/01/30		798,000	800,562

FDJ UNITED (France)

3.38% (3)	11/21/33	EUR	1,000,000	1,149,284

Flutter Treasury DAC (Ireland)

5.00% (1)	04/29/29	EUR	100,000	119,280

Great Canadian Gaming Corp./Raptor LLC (Canada)

8.75% (1)	11/15/29		1,626,000	1,590,537

LHMC Finco 2 SARL (Luxemburg)

8.63% (1),(5)	05/15/30	EUR	990,000	1,192,486

Light & Wonder International, Inc.

6.25% (1)	10/01/33		1,081,000	1,077,919

Live Nation Entertainment, Inc.

5.63% (1)	03/15/26		355,000	355,124

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount		Value

Entertainment (Continued)

Lottomatica Group SpA (Italy)

4.88% (1)	01/31/31	EUR	430,000	$512,427

Ontario Gaming GTA LP/OTG Co-Issuer, Inc. (Canada)

8.00% (1)	08/01/30		1,890,000	1,865,354

Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.

6.63% (1)	02/01/33		803,000	812,178

Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp.

6.25% (1)	10/15/30		1,800,000	1,814,490

Voyager Parent LLC

9.25% (1)	07/01/32		803,000	843,367

WarnerMedia Holdings, Inc.

4.28%	03/15/32		1,048,000	961,729

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.

6.25% (1)	03/15/33		55,000	56,008

				16,784,154

Environmental Control — 0.1%

Luna 2 5SARL (Luxemburg)

5.50% (1)	07/01/32	EUR	1,100,000	1,287,961

Food — 0.3%

JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL

3.75%	12/01/31		385,000	364,044

6.75%	03/15/34		172,000	189,872
Mars, Inc.

4.80% (1)	03/01/30		1,620,000	1,656,013

Pilgrim’s Pride Corp.

4.25%	04/15/31		1,430,000	1,385,127

6.25%	07/01/33		950,000	1,013,669

Post Holdings, Inc.

4.50% (1)	09/15/31		993,000	934,989

4.63% (1)	04/15/30		675,000	654,919

6.25% (1)	10/15/34		950,000	963,015

Smithfield Foods, Inc.

5.20% (1)	04/01/29		5,000	5,076

				7,166,724

Gas — 0.3%

AmeriGas Partners LP/AmeriGas Finance Corp.

9.38% (1)	06/01/28		1,176,000	1,220,323

9.50% (1)	06/01/30		909,000	957,532

CenterPoint Energy Resources Corp.

5.40%	03/01/33		765,000	794,475

KeySpan Gas East Corp.

5.99% (1)	03/06/33		385,000	408,115

National Gas Transmission PLC (United Kingdom)

4.25% (3)	04/05/30	EUR	200,000	242,299

Issues	Maturity Date	Principal Amount		Value

Gas (Continued)

Northwest Natural Holding Co.

7.00% (5 yr. CMT + 2.701%) (2)	09/15/55		$2,000,000	$2,084,960

				5,707,704

Health Care-Products — 0.2%

180 Medical, Inc. (United Kingdom)

3.88% (1)	10/15/29		269,000	260,209

Bausch & Lomb Corp.

8.38% (1)	10/01/28		320,000	334,489

Sartorius Finance BV (Germany)

4.50% (3)	09/14/32	EUR	100,000	122,188

4.88% (3)	09/14/35	EUR	1,600,000	1,988,755

Stryker Corp.

4.70%	02/10/28		1,465,000	1,485,671

				4,191,312

Health Care-Services — 0.8%

Centene Corp.

2.63%	08/01/31		1,000,000	858,630

3.00%	10/15/30		1,323,000	1,183,490

Cigna Group

4.50%	09/15/30		4,995,000	5,017,328

Elevance Health, Inc.

5.20%	02/15/35		185,000	188,809

Fortrea Holdings, Inc.

7.50% (1)	07/01/30		730,000	701,304

HAH Group Holding Co. LLC

9.75% (1)	10/01/31		299,000	283,826

HCA, Inc.

5.38%	09/01/26		1,260,000	1,264,435

5.63%	09/01/28		275,000	283,712

Heartland Dental LLC/Heartland Dental Finance Corp.

10.50% (1)	04/30/28		11,000	11,601

Humana, Inc.

5.55%	05/01/35		570,000	583,395

Kedrion SpA (Italy)

6.50% (1)	09/01/29		669,000	656,637

Mehilainen Yhtiot OYJ (Finland)

5.13% (1)	06/30/32	EUR	1,145,000	1,344,952

ModivCare, Inc.

5.00% (1),(6),(7)	10/01/29		744,450	11,167

Molina Healthcare, Inc.

6.25% (1)	01/15/33		2,330,000	2,344,935

Sotera Health Holdings LLC

7.38% (1)	06/01/31		356,000	374,676

Star Parent, Inc.

9.00% (1)	10/01/30		810,000	865,493

Tenet Healthcare Corp.

5.13%	11/01/27		1,950,000	1,950,448

				17,924,838

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

October 31, 2025

Issues	Maturity Date	Principal Amount	Value

Household Products/Wares — 0.1%

Central Garden & Pet Co.

4.13% (1)	04/30/31	$58,000	$54,392

4.13%	10/15/30	575,000	545,433

Spectrum Brands, Inc.

3.88% (1)	03/15/31	1,695,000	1,375,764

			1,975,589

Insurance — 0.1%

Acrisure LLC/Acrisure Finance, Inc.

4.25% (1)	02/15/29	522,000	501,762

6.00% (1)	08/01/29	405,000	401,242

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer

7.00% (1)	01/15/31	52,000	53,850

Athene Global Funding

1.99% (1)	08/19/28	15,000	14,026

2.72% (1)	01/07/29	95,000	89,840

3.21% (1)	03/08/27	130,000	127,846

Farmers Exchange Capital II

6.15% (3 mo. USD Term SOFR + 4.006%) (1),(2)	11/01/53	550,000	546,612

Farmers Exchange Capital III

5.45% (3 mo. USD Term SOFR + 3.716%) (1),(2)	10/15/54	85,000	79,839

Farmers Insurance Exchange

4.75% (3 mo. USD LIBOR + 3.231%) (1),(2)	11/01/57	135,000	115,634

7.00% (10 yr. CMT + 3.864%) (1),(2)	10/15/64	265,000	276,721

HUB International Ltd.

7.25% (1)	06/15/30	417,000	435,757

Metropolitan Life Global Funding I

2.95% (1)	04/09/30	15,000	14,213

Panther Escrow Issuer LLC

7.13% (1)	06/01/31	375,000	387,896

			3,045,238

Internet — 0.9%

Cogent Communications Group LLC/Cogent Finance, Inc.

6.50% (1)	07/01/32	1,855,000	1,774,345

Gen Digital, Inc.

6.25% (1)	04/01/33	250,000	257,260

6.75% (1)	09/30/27	328,000	333,464

Getty Images, Inc.

10.50% (1)	11/15/30	2,040,000	2,058,401

ION Platform Finance U.S., Inc./ION Platform Finance SARL

8.75% (1)	05/01/29	678,000	689,438

Issues	Maturity Date	Principal Amount	Value

Internet (Continued)

Meta Platforms, Inc.

4.60%	11/15/32	$8,945,000	$8,991,425

5.63%	11/15/55	1,500,000	1,490,175

Snap, Inc.

6.88% (1)	03/15/34	1,845,000	1,876,752

6.88% (1)	03/01/33	1,258,000	1,288,330

Uber Technologies, Inc.

4.30%	01/15/30	700,000	701,883

			19,461,473

Investment Companies — 0.2%

Icahn Enterprises LP/Icahn Enterprises Finance Corp.

9.75%	01/15/29	370,000	371,935

10.00% (1)	11/15/29	2,957,000	2,970,188

			3,342,123

Iron & Steel — 0.1%

CSN Inova Ventures

6.75% (1)	01/28/28	710,000	661,997

CSN Resources SA

5.88% (1)	04/08/32	1,340,000	1,093,266

			1,755,263

Leisure Time — 0.1%

MajorDrive Holdings IV LLC

6.38% (1)	06/01/29	1,024,000	809,390

Sabre GLBL, Inc.

10.75% (1)	11/15/29	447,000	424,976

11.13% (1)	07/15/30	1,020,000	964,696

			2,199,062

Lodging — 0.2%

Boyd Gaming Corp.

4.75% (1)	06/15/31	700,000	674,667

Hyatt Hotels Corp.

5.05%	03/30/28	905,000	921,055

Las Vegas Sands Corp.

5.63%	06/15/28	1,825,000	1,866,373

MGM Resorts International

6.50%	04/15/32	527,000	535,532

			3,997,627

Machinery-Diversified — 0.0%

Oregon Tool Lux LP

7.88% (1)	10/15/29	549,538	189,591

Media — 1.0%

AMC Networks, Inc.

10.25% (1)	01/15/29	772,000	811,519

Cable One, Inc.

4.00% (1)	11/15/30	1,205,000	952,806

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount		Value

Media (Continued)

CCO Holdings LLC/CCO Holdings Capital Corp.

4.25% (1)	02/01/31		$1,685,000	$1,527,587

4.50% (1)	06/01/33		1,600,000	1,389,888

Charter Communications Operating LLC/Charter Communications Operating Capital

2.80%	04/01/31		140,000	125,726

3.70%	04/01/51		530,000	345,348

3.90%	06/01/52		360,000	236,657

4.80%	03/01/50		250,000	194,595

5.85%	12/01/35		175,000	174,363

6.65%	02/01/34		246,000	260,167

CSC Holdings LLC

4.63% (1)	12/01/30		300,000	107,427

6.50% (1)	02/01/29		2,430,000	1,673,614

11.75% (1)	01/31/29		2,896,000	2,286,247

DISH DBS Corp.

5.13%	06/01/29		1,095,000	947,120

DISH Network Corp.

11.75% (1)	11/15/27		1,277,000	1,344,617

Scripps Escrow II, Inc.

3.88% (1)	01/15/29		1,885,000	1,705,529

Sinclair Television Group, Inc.

4.38% (1)	12/31/32		1,000,000	733,840

8.13% (1)	02/15/33		1,693,000	1,728,282

Sirius XM Radio LLC

5.00% (1)	08/01/27		1,146,000	1,145,141

Time Warner Cable LLC

5.50%	09/01/41		535,000	482,500

Univision Communications, Inc.

8.50% (1)	07/31/31		55,000	56,370

Virgin Media Secured Finance PLC (United Kingdom)

5.50% (1)	05/15/29		1,842,000	1,808,660

VZ Secured Financing BV (Netherlands)

5.00% (1)	01/15/32		1,475,000	1,343,194

Ziggo Bond Co. BV (Netherlands)

5.13% (1)	02/28/30		53,000	46,850

				21,428,047

Mining — 0.0%

Corp. Nacional del Cobre de Chile

5.13% (3)	02/02/33		207,000	208,733

5.95% (3)	01/08/34		407,000	428,302

Corp. Nacional del Cobre de Chile (Chile)

5.13% (3)	02/02/33		200,000	201,674

				838,709

Miscellaneous Manufacturers — 0.1%

CTEC II GmbH (Germany)

5.25% (3)	02/15/30	EUR	846,000	890,051

Issues	Maturity Date	Principal Amount		Value

Miscellaneous Manufacturers (Continued)

Dyno Nobel Ltd. (Australia)

5.40%	11/08/32	AUD	2,230,000	$1,467,814

				2,357,865

Oil & Gas — 0.5%

Ecopetrol SA

8.38%	01/19/36		1,660,000	1,724,225

KazMunayGas National Co. JSC (Kazakhstan)

3.50% (1)	04/14/33		2,441,000	2,209,496

Sunoco LP

5.88% (1)	03/15/34		1,555,000	1,555,886

7.88% (5 yr. CMT + 4.230%) (1),(2),(4)	09/18/30		4,300,000	4,376,239

Transocean International Ltd.

8.75% (1)	02/15/30		236,250	248,159

Transocean Titan Financing Ltd.

8.38% (1)	02/01/28		318,952	328,652

				10,442,657

Oil & Gas Services — 0.2%

Archrock Partners LP/Archrock Partners Finance Corp.

6.25% (1)	04/01/28		103,000	103,452

Kodiak Gas Services LLC

6.50% (1)	10/01/33		1,733,000	1,777,295

6.75% (1)	10/01/35		1,645,000	1,695,880

USA Compression Partners LP/USA Compression Finance Corp.

7.13% (1)	03/15/29		275,000	284,224

WBI Operating LLC

6.50% (1)	10/15/33		480,000	480,086

				4,340,937

Packaging & Containers — 0.3%

Amcor Finance USA, Inc.

4.50%	05/15/28		245,000	246,296

Amcor Flexibles North America, Inc.

4.80%	03/17/28		2,225,000	2,253,880

Amcor Group Finance PLC

5.45%	05/23/29		670,000	691,809

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.

4.13% (1)	08/15/26		382,000	357,281

5.25% (1)	08/15/27		510,000	139,806

5.25% (1)	08/15/27		305,000	77,415

Berry Global, Inc.

1.65%	01/15/27		40,000	38,757

5.50%	04/15/28		255,000	262,316

5.65%	01/15/34		150,000	156,743

Clearwater Paper Corp.

4.75% (1)	08/15/28		822,000	772,376

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

October 31, 2025

Issues	Maturity Date	Principal Amount		Value

Packaging & Containers (Continued)

Graham Packaging Co., Inc.

7.13% (1)	08/15/28		$53,000	$52,846

Graphic Packaging International LLC

6.38% (1)	07/15/32		325,000	330,229

				5,379,754

Pharmaceuticals — 0.5%

1261229 BC Ltd.

10.00% (1)	04/15/32		2,107,000	2,205,439

Bayer U.S. Finance II LLC (Germany)

4.25% (1)	12/15/25		255,000	254,872

4.38% (1)	12/15/28		510,000	508,409

4.40% (1)	07/15/44		245,000	199,045

4.88% (1)	06/25/48		80,000	67,988

6.50% (1)	11/21/33		500,000	539,705

Bayer U.S. Finance LLC (Germany)

6.88% (1)	11/21/53		345,000	374,874

CVS Health Corp.

4.78%	03/25/38		75,000	70,442

5.70%	06/01/34		1,165,000	1,218,462

5.88%	06/01/53		212,000	208,570

6.75% (5 yr. CMT + 2.516%) (2)	12/10/54		1,290,000	1,342,271

7.00% (5 yr. CMT + 2.886%) (2)	03/10/55		1,550,000	1,630,119

Grifols SA (Spain)

4.75% (1)	10/15/28		410,000	396,556

7.50% (3)	05/01/30	EUR	827,000	1,003,830

Paradigm Parent LLC & Paradigm Parent Co-Issuer, Inc.

8.75% (1)	04/17/32		932,000	886,164

Teva Pharmaceutical Finance Netherlands III BV (Israel)

6.00%	12/01/32		274,000	286,366

Teva Pharmaceutical Finance Netherlands IV BV (Israel)

5.75%	12/01/30		274,000	283,286

				11,476,398

Pipelines — 0.7%

Energy Transfer LP

6.63% (3 mo. USD LIBOR + 4.155%) (2),(4)	02/15/28		733,000	733,865

Global Partners LP/GLP Finance Corp.

6.88%	01/15/29		430,000	435,379

8.25% (1)	01/15/32		425,000	445,192

ITT Holdings LLC

6.50% (1)	08/01/29		1,713,000	1,661,576

NGL Energy Operating LLC/NGL Energy Finance Corp.

8.38% (1)	02/15/32		2,373,000	2,427,033

Issues	Maturity Date	Principal Amount		Value

Pipelines (Continued)

NGPL PipeCo LLC

4.88% (1)	08/15/27		$40,000	$40,100

Pipeline Funding Co. LLC

7.50% (1)	01/15/30		136,675	141,252

Rockies Express Pipeline LLC

6.88% (1)	04/15/40		216,000	222,571

Southern Natural Gas Co. LLC

4.80% (1)	03/15/47		65,000	57,887

TransMontaigne Partners LLC

8.50% (1)	06/15/30		650,000	681,024

Venture Global Calcasieu Pass LLC

3.88% (1)	11/01/33		750,000	663,728

4.13% (1)	08/15/31		580,000	536,732

Venture Global LNG, Inc.

7.00% (1)	01/15/30		150,000	151,923

9.00% (5 yr. CMT + 5.440%) (1),(2),(4)	09/30/29		4,255,000	3,980,510

9.88% (1)	02/01/32		779,000	832,424

Venture Global Plaquemines LNG LLC

6.50% (1)	01/15/34		128,000	134,140

6.75% (1)	01/15/36		1,224,000	1,297,342

				14,442,678

Real Estate — 0.1%

Blackstone Property Partners Europe Holdings SARL (Luxembourg)

1.00% (3)	05/04/28	EUR	195,000	214,807

Vonovia SE (Germany)

0.75% (3)	09/01/32	EUR	100,000	96,499

1.50% (3)	06/14/41	EUR	600,000	468,781

5.72% (3)	09/03/35	AUD	1,550,000	1,009,885

				1,789,972

REIT — 0.6%

American Assets Trust LP

3.38%	02/01/31		500,000	456,060

American Homes 4 Rent LP

3.38%	07/15/51		675,000	462,355

American Tower Corp.

2.10%	06/15/30		1,050,000	949,578

4.90%	03/15/30		500,000	510,425

Americold Realty Operating Partnership LP (REIT)

5.60%	05/15/32		1,120,000	1,133,317

Boston Properties LP (REIT)

2.75%	10/01/26		10,000	9,868

Crown Castle, Inc. (REIT)

2.10%	04/01/31		1,250,000	1,097,663

Digital Dutch Finco BV

1.25% (3)	02/01/31	EUR	220,000	229,351

3.88% (3)	03/15/35	EUR	500,000	574,850

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount		Value

REIT (Continued)

Equinix Europe 2 Financing Corp. LLC (REIT)

3.63%	11/22/34	EUR	490,000	$556,801

Extra Space Storage LP

2.40%	10/15/31		71,000	62,699

GLP Capital LP/GLP Financing II, Inc.

4.00%	01/15/31		73,000	69,852

5.75%	06/01/28		10,000	10,285

Healthcare Realty Holdings LP

3.10%	02/15/30		35,000	33,060

3.63%	01/15/28		150,000	147,669

Host Hotels & Resorts LP (REIT)

5.70%	06/15/32		1,475,000	1,526,728

Hudson Pacific Properties LP

3.25%	01/15/30		422,000	361,426

3.95%	11/01/27		2,226,000	2,132,864

5.95%	02/15/28		638,000	624,130

Iron Mountain, Inc. (REIT)

6.25% (1)	01/15/33		335,000	343,321

Lineage OP LP

5.25% (1)	07/15/30		1,160,000	1,175,324

LXP Industrial Trust

2.70%	09/15/30		160,000	146,619

Realty Income Corp.

3.38%	06/20/31	EUR	450,000	522,847

VICI Properties LP/VICI Note Co., Inc.

3.88% (1)	02/15/29		30,000	29,337

5.75% (1)	02/01/27		65,000	65,786

WP Carey, Inc. (REIT)

4.25%	07/23/32	EUR	200,000	239,327

				13,471,542

Retail — 0.6%

BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc.

9.50% (1)	07/01/32		1,990,000	2,015,651

Ferrellgas LP/Ferrellgas Finance Corp.

5.88% (1)	04/01/29		926,000	880,339

9.25% (1)	01/15/31		3,180,000	3,210,178

FirstCash, Inc.

6.88% (1)	03/01/32		320,000	332,534

LCM Investments Holdings II LLC

8.25% (1)	08/01/31		50,000	52,637

Lithia Motors, Inc.

3.88% (1)	06/01/29		325,000	310,768

Macy’s Retail Holdings LLC

7.38% (1)	08/01/33		676,000	713,342

Michaels Cos., Inc.

5.25% (1)	05/01/28		2,299,000	2,149,450

7.88% (1)	05/01/29		210,000	185,495

Issues	Maturity Date	Principal Amount		Value

Retail (Continued)

Murphy Oil USA, Inc.

3.75% (1)	02/15/31		$58,000	$54,004

Papa John’s International, Inc.

3.88% (1)	09/15/29		695,000	678,543

Raising Cane’s Restaurants LLC

9.38% (1)	05/01/29		320,000	334,874

Staples, Inc.

10.75% (1)	09/01/29		821,000	801,707

Suburban Propane Partners LP/Suburban Energy Finance Corp.

5.00% (1)	06/01/31		435,000	413,933

				12,133,455

Semiconductors — 0.1%

Foundry JV Holdco LLC

5.50% (1)	01/25/31		185,000	191,928

Intel Corp.

2.00%	08/12/31		560,000	490,017

3.73%	12/08/47		1,000,000	736,540

5.70%	02/10/53		130,000	125,013

				1,543,498

Software — 1.0%

Cloud Software Group, Inc.

8.25% (1)	06/30/32		715,000	752,066

9.00% (1)	09/30/29		1,100,000	1,138,434

Fiserv, Inc.

5.25%	08/11/35		2,260,000	2,254,124

5.45%	03/15/34		985,000	1,000,937

Open Text Corp. (Canada)

6.90% (1)	12/01/27		760,000	791,829

Open Text Holdings, Inc. (Canada)

4.13% (1)	12/01/31		2,350,000	2,190,835

Oracle Corp.

4.80%	09/26/32		1,825,000	1,806,604

4.80%	08/03/28		880,000	892,637

5.88%	09/26/45		4,000,000	3,852,040

5.95%	09/26/55		2,045,000	1,941,932

Paychex, Inc.

5.10%	04/15/30		2,380,000	2,447,068

RingCentral, Inc.

8.50% (1)	08/15/30		336,000	358,415

SS&C Technologies, Inc.

5.50% (1)	09/30/27		52,000	52,049

TeamSystem SpA (Italy)

5.28% (3 mo. EUR EURIBOR + 3.250%) (1),(2)	07/01/32	EUR	800,000	924,342

ZoomInfo Technologies LLC/ZoomInfo Finance Corp.

3.88% (1)	02/01/29		282,000	266,123

				20,669,435

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

October 31, 2025

Issues	Maturity Date	Principal Amount		Value

Telecommunications — 0.6%

Altice Financing SA (Luxembourg)

5.00% (1)	01/15/28		$340,000	$256,714

5.75% (1)	08/15/29		2,393,000	1,744,545

9.63% (1)	07/15/27		1,007,000	867,088

Altice France SA

6.50% (1)	03/15/32		1,145,634	1,098,033

9.50% (1)	11/01/29		950,647	969,270

EchoStar Corp.

10.75%	11/30/29		688,000	757,866

Frontier Communications Holdings LLC

5.88% (1)	10/15/27		155,000	155,030

8.63% (1)	03/15/31		1,351,000	1,426,521

Global Switch Finance BV (United Kingdom)

1.38% (3)	10/07/30	EUR	725,000	792,058

Level 3 Financing, Inc.

6.88% (1)	06/30/33		380,000	389,701

Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC

5.15% (1)	09/20/29		336,500	338,946

T-Mobile USA, Inc.

2.55%	02/15/31		996,000	905,932

5.13%	05/15/32		1,075,000	1,105,917

Vmed O2 U.K. Financing I PLC (United Kingdom)

4.75% (1)	07/15/31		69,000	63,965

Windstream Services LLC/Windstream Escrow Finance Corp.

8.25% (1)	10/01/31		417,000	426,207

Zayo Group Holdings, Inc.

9.25% (1),(8)	03/09/30		546,811	520,509

				11,818,302

Transportation — 0.1%

Aurizon Network Pty. Ltd. (Australia)

2.90% (3)	09/02/30	AUD	1,700,000	1,005,606

Pacific National Finance Pty. Ltd. (Australia)

3.70%	09/24/29	AUD	1,650,000	1,005,967

				2,011,573

Water — 0.2%

Holding d’Infrastructures des Metiers de l’Environnement SAS

4.88% (3)	10/24/29	EUR	200,000	240,145

Suez SACA (France)

2.88% (3)	05/24/34	EUR	1,300,000	1,412,090

United Utilities Water Finance PLC (United Kingdom)

3.75% (3)	05/23/34	EUR	420,000	491,777

Veolia Environnement SA (France) (I/F)

2.50% (-5 yr. EUR Swap + 2.840%) (2),(3),(4)	01/20/29	EUR	800,000	891,635

Issues	Maturity Date	Principal Amount		Value

Water (Continued)

Yorkshire Water Finance PLC (United Kingdom)

6.38% (3)	11/18/34	GBP	1,550,000	$2,125,849

				5,161,496

Total Corporate Bonds

(Cost: $346,480,734)				350,210,335

MUNICIPAL BONDS — 0.4%

City of Los Angeles Department of Airports, Revenue Bonds

3.89%	05/15/38		100,000	93,717

City of New York, General Obligation Unlimited

3.62%	04/01/31		155,000	151,474

County of Miami-Dade Aviation Revenue, Revenue Bonds

2.61%	10/01/32		100,000	89,674

Empire State Development Corp., Revenue Bonds

2.00%	03/15/33		100,000	85,289

2.54%	03/15/34		40,000	34,682

2.54%	03/15/34		135,000	117,829

Medina Valley Independent School District, General Obligation Unlimited

4.75%	02/15/50		610,000	629,236

New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds

1.85%	08/01/32		75,000	64,347

5.00%	05/01/50		755,000	787,028

5.00%	11/01/53		2,455,000	2,551,874

New York State Dormitory Authority, Revenue Bonds

5.00%	03/15/54		1,075,000	1,125,773

New York State Thruway Authority, Revenue Bonds

5.00%	03/15/56		615,000	644,446

5.00%	03/15/59		1,385,000	1,444,408

Northwest Independent School District, General Obligation Unlimited

5.00%	02/15/55		815,000	854,726

State of Ohio, Revenue Bonds

2.89%	01/01/32		100,000	92,692

Total Municipal Bonds

(Cost: $8,573,438)				8,767,195

FOREIGN GOVERNMENT BONDS — 1.4%

Brazil Government International Bonds

6.00%	10/20/33		1,811,000	1,855,098

6.13%	03/15/34		1,014,000	1,035,841

6.63%	03/15/35		1,067,000	1,111,750

Finance Department Government of Sharjah

6.50% (1)	11/23/32		200,000	217,538

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount		Value

FOREIGN GOVERNMENT BONDS (Continued)

Guatemala Government Bonds

3.70% (3)	10/07/33		$707,000	$638,280

6.25% (3)	08/15/36		3,569,000	3,772,147

Hungary Government International Bonds

5.50% (1)	03/26/36		746,000	753,818

Israel Government International Bonds

5.38%	02/19/30		440,000	456,245

Mexico Government International Bonds

4.88%	05/19/33		1,522,000	1,481,545

5.63%	09/22/35		3,003,000	2,994,712

6.35%	02/09/35		810,000	857,928

New South Wales Treasury Corp.

5.25% (3)	02/24/38	AUD	7,030,000	4,628,661

Queensland Treasury Corp.

5.25% (3)	08/13/38	AUD	2,440,000	1,596,444

Republic of South Africa Government International Bonds

5.88%	06/22/30		832,000	861,669

5.88%	04/20/32		757,000	781,277

Romania Government International Bonds

3.63% (3)	03/27/32		910,000	819,810

5.75% (3)	03/24/35		2,236,000	2,187,546

6.63% (1)	05/16/36		700,000	720,608

6.63% (3)	05/16/36		2,414,000	2,485,068

Treasury Corp. of Victoria

2.00%	11/20/37	AUD	2,415,000	1,123,428

Total Foreign Government Bonds

(Cost: $29,770,786)				30,379,413

ASSET-BACKED SECURITIES — 15.0%

522 Funding CLO Ltd. Series 2020-6A, Class CR2

5.81% (3 mo. USD Term SOFR + 1.950%) (1),(2)	10/23/34		1,100,000	1,100,858

Adagio IV CLO Ltd. Series IV-X, Class B1RR

3.66% (3 mo. EUR EURIBOR + 1.650%) (2),(3)	04/15/34	EUR	975,000	1,118,026

AIMCO CLO Series 2017-AA, Class SUB

0.00% (1),(9)	01/20/38		4,250,000	2,225,529

AIMCO CLO 14 Ltd. Series 2021-14A, Class SUB

0.00% (1),(9)	10/20/38		700,000	525,394

Alinea CLO Ltd. Series 2018-1A, Class DR

6.13% (3 mo. USD Term SOFR + 2.250%) (1),(2)	07/20/31		750,000	750,836

Issues	Maturity Date	Principal Amount		Value

ASSET-BACKED SECURITIES (Continued)

Allegro CLO XVI Ltd. Series 2024-1A, Class C

6.56% (3 mo. USD Term SOFR + 2.700%) (1),(2)	04/25/37		$1,000,000	$1,005,661

ALLO Issuer LLC Series 2023-1A, Class C

12.18% (1)	06/20/53		3,149,000	3,339,144

ALLO Issuer LLC Series 2024-1A, Class C

11.19% (1)	07/20/54		2,734,000	2,929,373

ALLO Issuer LLC Series 2025-1A, Class C

8.10% (1)	04/20/55		1,750,000	1,780,687

AMMC CLO 23 Ltd. Series 2020-23A, Class D1R3

7.08% (3 mo. USD Term SOFR + 3.200%) (1),(2)	07/17/38		3,200,000	3,208,378

AMMC CLO 24 Ltd. Series 2021-24A, Class BR

5.48% (3 mo. USD Term SOFR + 1.600%) (1),(2)	01/20/35		700,000	700,564

AMMC CLO 27 Ltd. Series 2022-27A, Class CR

5.68% (3 mo. USD Term SOFR + 1.800%) (1),(2)	01/20/37		3,000,000	2,997,135

Anchorage Credit Funding 19 Ltd. Series 2025-19A, Class C

5.59% (1)	10/25/40		2,300,000	2,304,924

Angel Oak Mortgage Trust Series 2025-HB1, Class M3

7.23% (30 day USD SOFR Average + 3.050%) (1),(2)	02/25/55		1,832,000	1,844,194

APL Finance DAC Series 2025-1A, Class C

5.82% (1)	03/20/36		3,509,000	3,468,880

Aqueduct European CLO 9 DAC Series 2025-9A, Class B

3.76% (3 mo. EUR EURIBOR + 1.750%) (1),(2)	04/15/38	EUR	1,775,000	2,036,006

Arbour CLO VI DAC Series 6A, Class BR

3.94% (3 mo. EUR EURIBOR + 1.900%) (1),(2)	11/15/37	EUR	1,500,000	1,728,292

Arbour CLO VII DAC Series 7A, Class BR

4.06% (3 mo. EUR EURIBOR + 2.050%) (1),(2)	12/15/38	EUR	1,350,000	1,558,717

Aurium CLO XIII DAC Series 13A, Class B

3.71% (3 mo. EUR EURIBOR + 1.700%) (1),(2)	04/15/38	EUR	1,775,000	2,037,252

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

October 31, 2025

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

Avis Budget Rental Car Funding AESOP LLC Series 2021-1A, Class D

3.71% (1)	08/20/27	$1,540,000	$1,520,729

Avis Budget Rental Car Funding AESOP LLC Series 2021-2A, Class D

4.08% (1)	02/20/28	3,682,000	3,603,558

Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class D

7.32% (1)	02/20/28	3,580,000	3,627,185

Avis Budget Rental Car Funding AESOP LLC Series 2023-5A, Class D

7.35% (1)	04/20/28	2,780,000	2,817,520

Bain Capital Credit CLO Ltd. Series 2020-4A, Class DBR2 (I/F)

0.00% (-3 mo. USD Term SOFR + 2.950%) (1),(2),(9),(10)	10/20/36	2,100,000	2,103,175

Bain Capital Credit CLO Ltd. Series 2020-4A, Class ERR (I/F)

4.10% (-3 mo. USD Term SOFR + 6.750%) (1),(2),(10)	10/20/36	1,000,000	1,002,500

Bain Capital Credit CLO Ltd. Series 2021-3A, Class CR

5.77% (3 mo. USD Term SOFR + 1.900%) (1),(2)	07/24/34	1,200,000	1,201,284

Bain Capital Credit CLO Ltd. Series 2023-2A, Class SUB

0.00% (1),(9)	07/18/38	3,200,000	2,084,851

Ballyrock CLO 19 Ltd. Series 2022-19A, Class CR

6.98% (3 mo. USD Term SOFR + 3.100%) (1),(2)	04/20/35	2,000,000	1,986,102

Bardot CLO Ltd. Series 2019-2A, Class DRR

6.36% (3 mo. USD Term SOFR + 2.500%) (1),(2)	10/22/32	1,200,000	1,189,766

Basswood Park CLO Ltd. Series 2021-1A, Class SUB

0.00% (1),(9)	04/20/34	3,000,000	1,550,253

Bayard Park CLO Ltd. Series 2025-1A, Class SUB

0.00% (1),(9)	07/24/38	2,150,000	1,654,406

BBAM U.S. CLO VI Ltd. Series 2025-6A, Class SUB

0.00% (1),(9),(10),(11)	01/27/39	2,200,000	1,909,820

BCRED CLO LLC Series 2023-1A, Class A

6.18% (3 mo. USD Term SOFR + 2.300%) (1),(2)	01/20/36	1,200,000	1,202,992

Blackbird Capital II Aircraft Lease Ltd. Series 2021-1A, Class B

3.45% (1)	07/15/46	4,765,283	4,564,244

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

Blue Stream Issuer LLC Series 2023-1A, Class C

8.90% (1)	05/20/53	$4,200,000	$4,301,139

Blue Stream Issuer LLC Series 2024-1A, Class C

8.71% (1)	11/20/54	2,430,000	2,533,397

BlueMountain CLO Ltd. Series 2015-4A, Class DR2

5.83% (3 mo. USD Term SOFR + 1.950%) (1),(2)	04/20/30	3,700,000	3,705,313

BMO SBA COOF Trust Series 2019-1, Class A (I/O)

1.55% (1),(12)	10/25/45	1,578,444	40,853

Capital Street Master Trust Series 2024-1, Class A

5.55% (30 day USD SOFR Average + 1.350%) (1),(2)	10/16/28	1,100,000	1,105,406

Carvana Auto Receivables Trust Series 2020-P1, Class R

0.00% (1),(13)	09/08/27	1,300	98,029

Carvana Auto Receivables Trust Series 2021-N3, Class R

0.00% (1),(13)	06/12/28	1,500	103,588

Carvana Auto Receivables Trust Series 2022-P2, Class R

0.00% (1),(13)	05/10/29	3,050	356,796

Carvana Auto Receivables Trust Series 2023-N3, Class R

0.00% (1),(13)	09/10/30	2,200	424,433

Carvana Auto Receivables Trust Series 2023-N3, Class XS (I/O)

0.00% (1),(13)	09/10/30	15,059,014	259,271

Carvana Auto Receivables Trust Series 2023-P1, Class R

0.00% (1),(13)	03/11/30	3,100	208,332

Carvana Auto Receivables Trust Series 2023-P2, Class R

0.00% (1),(13)	06/10/30	2,000	180,674

Carvana Auto Receivables Trust Series 2023-P3, Class R

0.00% (1),(13)	08/12/30	2,000	215,759

Castlelake Aircraft Structured Trust Series 2025-1A, Class A

5.78% (1)	02/15/50	3,364,240	3,425,627

Castlelake Aircraft Structured Trust Series 2025-2A, Class A

5.47% (1)	08/15/50	2,107,278	2,133,380

Castlelake Aircraft Structured Trust Series 2025-3A, Class A

5.09% (1),(10),(11)	11/15/50	1,631,000	1,630,914

CIFC Funding Ltd. Series 2017-4A, Class A2R

5.68% (3 mo. USD Term SOFR + 1.812%) (1),(2)	10/24/30	575,000	575,614

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount		Value

ASSET-BACKED SECURITIES (Continued)

CIFC Funding Ltd. Series 2022-2A, Class B

0.00% (1),(9)	04/19/35		$475,000	$315,334

CLI Funding VIII LLC Series 2022-1A, Class B

3.12% (1)	01/18/47		228,184	208,538

Cloud Capital Holdco LP Series 2024-1A, Class A2

5.78% (1)	11/22/49		1,860,000	1,884,295

Cologix Data Centers U.S. Issuer LLC Series 2021-1A, Class A2

3.30% (1)	12/26/51		2,000,000	1,954,832

Cologix Data Centers U.S. Issuer LLC Series 2021-1A, Class B

3.79% (1)	12/26/51		2,250,000	2,198,787

Cologix Data Centers U.S. Issuer LLC Series 2021-1A, Class C

5.99% (1)	12/26/51		3,400,000	3,354,185

Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC Series 2025-1A, Class C

9.41% (1)	05/20/55		5,965,000	6,248,626

CVC Cordatus Loan Fund XXI DAC Series 21X, Class B1

3.73% (3 mo. EUR EURIBOR + 1.700%) (2),(3)	09/22/34	EUR	1,200,000	1,384,482

DailyPay Securitization Trust Series 2025-1A, Class B

6.20% (1)	06/26/28		2,920,000	2,943,936

DataBank Issuer LLC Series 2021-1A, Class C

4.43% (1)	02/27/51		1,950,000	1,934,828

Davis Park CLO Ltd. Series 2022-1A, Class D1R

6.98% (3 mo. USD Term SOFR + 3.100%) (1),(2)	07/20/38		3,500,000	3,526,145

Dryden 45 Senior Loan Fund Series 2016-45A, Class CRR

5.85% (3 mo. USD Term SOFR + 1.950%) (1),(2)	10/15/30		1,300,000	1,301,110

Dryden XXVI Senior Loan Fund Series 2013-26A, Class AR

5.07% (3 mo. USD Term SOFR + 1.162%) (1),(2)	04/15/29		3,815	3,822

Edgeconnex Data Centers Issuer LLC Series 2022-1, Class A2

4.25% (1)	03/25/52		3,468,400	3,378,957

Elmwood CLO 17 Ltd. Series 2022-4A, Class SUB

5.77% (1),(12)	07/17/37		4,000,000	2,557,648

Issues	Maturity Date	Principal Amount		Value

ASSET-BACKED SECURITIES (Continued)

Elmwood CLO III Ltd. Series 2019-3A, Class ERR

9.83% (3 mo. USD Term SOFR + 5.950%) (1),(2)	07/18/37		$1,900,000	$1,878,279

Elmwood CLO III Ltd. Series 2019-3A, Class SUB

0.00% (1),(9)	07/18/37		3,500,000	1,645,942

Elmwood CLO VI Ltd. Series 2020-3A, Class D1RR

6.98% (3 mo. USD Term SOFR + 3.100%) (1),(2)	07/18/37		3,400,000	3,412,713

eStruxture Issuer LP Series 2025-1, Class A2

5.89% (1)	07/20/55	CAD	4,740,000	3,455,589

FHF Issuer Trust Series 2024-3A, Class A2

4.94% (1)	11/15/30		3,498,772	3,480,941

Fidelity Grand Harbour CLO DAC Series 2023-1A, Class B1R

3.79% (3 mo. EUR EURIBOR + 1.750%) (1),(2)	02/15/38	EUR	2,140,000	2,453,107

FIP Master Funding LLC Series 2025-1A, Class A5

5.66% (1)	10/15/55		2,500,000	2,506,628

Flexential Issuer Series 2021-1A, Class A2

3.25% (1)	11/27/51		4,070,000	4,050,171

Flexential Issuer Series 2021-1A, Class B

3.72% (1)	11/27/51		3,000,000	2,970,791

Flexential Issuer LLC Series 2021-1A, Class C

6.93% (1)	11/27/51		6,000,000	5,973,888

GLS Auto Receivables Issuer Trust Series 2023-2A, Class D

6.31% (1)	03/15/29		1,110,000	1,136,716

GoldenTree Loan Management U.S. CLO Ltd. Series 2022-15A, Class DR2

6.51% (3 mo. USD Term SOFR + 2.650%) (1),(2)	10/20/38		2,500,000	2,505,977

Golub Capital Partners CLO 42M-R Ltd. Series 2019-42RA, Class A2R

6.61% (3 mo. USD Term SOFR + 2.750%) (1),(2)	01/20/36		800,000	803,253

Golub Capital Partners CLO 69M Ltd. Series 2023-69A, Class B1

7.48% (3 mo. USD Term SOFR + 3.250%) (1),(2)	11/09/36		1,200,000	1,200,060

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

October 31, 2025

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

Harriman Park CLO Ltd. Series 2020-1A, Class ERR

9.88% (3 mo. USD Term SOFR + 6.000%) (1),(2)	07/20/38	$1,950,000	$1,948,346

Hertz Vehicle Financing III LP Series 2021-2A, Class C

2.52% (1)	12/27/27	950,000	925,936

Hertz Vehicle Financing III LP Series 2021-2A, Class D

4.34% (1)	12/27/27	9,375,000	9,159,415

HOA Funding LLC Series 2021-1A, Class A2

4.72% (1),(7),(11),(14)	08/20/51	814,278	166,928

Hotwire Funding LLC Series 2021-1, Class C

4.46% (1)	11/20/51	3,000,000	2,941,913

Hotwire Funding LLC Series 2024-1A, Class C

9.19% (1)	06/20/54	2,250,000	2,343,840

HPS Loan Management Ltd. Series 2024-19A, Class C2

6.80% (3 mo. USD Term SOFR + 2.900%) (1),(2)	04/15/37	1,000,000	1,004,595

Huntington Bank Auto Credit-Linked Notes Series 2025-1, Class D

7.68% (30 day USD SOFR Average + 3.500%) (1),(2)	03/21/33	975,472	976,189

Huntington Bank Auto Credit-Linked Notes Series 2025-2, Class C

6.53% (30 day USD SOFR Average + 2.350%) (1),(2)	09/20/33	1,456,452	1,453,599

Huntington Bank Auto Credit-Linked Notes Series 2025-2, Class D

7.43% (30 day USD SOFR Average + 3.250%) (1),(2)	09/20/33	1,879,292	1,874,568

Huntington Bank Auto Credit-Linked Notes Series 2025-2, Class E

10.78% (30 day USD SOFR Average + 6.600%) (1),(2)	09/20/33	1,409,469	1,415,229

ICG U.S. CLO Ltd. Series 2022-1A, Class DR

7.02% (3 mo. USD Term SOFR + 3.100%) (1),(2)	10/20/38	2,800,000	2,806,653

Invesco CLO Ltd. Series 2021-2A, Class SUB

0.00% (1),(9)	07/15/34	5,000,000	1,486,055

Invesco CLO Ltd. Series 2021-2A, Class Y

0.00% (1),(9),(11),(14)	07/15/34	500,000	—

Invesco U.S. CLO Ltd. Series 2024-4A, Class SUB

0.00% (1),(9)	01/15/38	1,400,000	979,164

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

Invesco U.S. CLO Ltd. Series 2024-4A, Class Y

0.05% (1),(11),(12),(14)	01/15/38	$1,400,000	$—

JG Wentworth XLII LLC Series 2018-2A, Class B

4.70% (1)	10/15/77	140,337	128,411

JG Wentworth XXXIX LLC Series 2017-2A, Class B

5.09% (1)	09/17/74	262,372	239,416

JGWPT XXX LLC Series 2013-3A, Class A

4.08% (1)	01/17/73	30,592	29,178

JGWPT XXXII LLC Series 2014-2A, Class A

3.61% (1)	01/17/73	31,020	28,373

LCM 35 Ltd. Series 35A, Class BR

5.55% (3 mo. USD Term SOFR + 1.650%) (1),(2)	10/15/34	1,700,000	1,698,822

LMRK Issuer Co. 2 LLC Series 2025-1A, Class B

6.20% (1)	09/15/55	2,425,000	2,444,781

Lunar Structured Aircraft Portfolio Notes Series 2021-1, Class A

2.64% (1)	10/15/46	1,365,094	1,298,592

Madison Park Funding XLVIII Ltd. Series 2021-48A, Class A

5.30% (3 mo. USD LIBOR + 1.150%) (1),(2)	04/19/33	784,739	786,794

Magnetite XLII Ltd. Series 2024-42A, Class SUB

0.00% (1),(9)	01/25/38	1,000,000	776,599

Navient Student Loan Trust Series 2018-4A, Class B

5.60% (30 day USD SOFR Average + 1.414%) (1),(2)	06/27/67	850,000	805,070

NCFA LLC – Loan Participation 1

2.75% (11)	06/12/28	2,334,249	2,334,249

NCFA LLC – Loan Participation 2

3.14% (11)	12/19/27	3,490,475	3,490,475

NCFA LLC – Loan Participation 3

7.90% (11)	04/11/30	1,900,000	1,900,000

Nelnet Student Loan Trust Series 2007-1, Class B2

5.96% (11),(12)	08/25/37	785,000	703,204

Neuberger Berman CLO XVII Ltd. Series 2014-17A, Class ER3

10.61% (3 mo. USD Term SOFR + 6.750%) (1),(2)	07/22/38	1,800,000	1,823,146

Neuberger Berman Loan Advisers CLO 26 Ltd. (17-26A)

0.00% (1),(9)	10/18/38	5,540,000	2,282,779

Neuberger Berman Loan Advisers CLO 40 Ltd. Series 2021-40A, Class SUB

0.00% (1),(9)	10/16/37	316,250	157,741

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount		Value

ASSET-BACKED SECURITIES (Continued)

New Mountain CLO 8 Ltd. Series CLO-8A, Class M

0.00% (1),(9),(11),(14)	10/20/38		$400,000	$—

New Mountain CLO 8 Ltd. Series CLO-8A, Class SUB

0.00% (1),(9)	10/20/38		4,000,000	3,315,200

Newday Funding Master Issuer PLC Series 2024-2X, Class E

7.88% (1 day GBP SONIA + 3.900%) (2),(3)	07/15/32	GBP	1,600,000	2,143,613

Newday Funding Master Issuer PLC Series 2025-2A, Class E

6.98% (1 day GBP SONIA + 3.000%) (1),(2)	07/15/33	GBP	2,500,000	3,279,480

NMEF Funding LLC Series 2025-B, Class E

7.66% (1)	01/18/33		2,300,000	2,305,568

OCP Aegis CLO Ltd. Series 2023-29A, Class D2R

7.73% (3 mo. USD Term SOFR + 3.850%) (1),(2)	01/20/36		1,100,000	1,101,361

OCP CLO Ltd. Series 2021-23A, Class SUB

0.00% (1),(9)	01/17/37		4,395,000	2,062,745

Oxford Finance Funding Trust LLC Series 2025-1A, Class B

6.49% (1),(10)	02/15/35		3,770,000	3,770,000

Palmer Square CLO Ltd. Series 2015-1A, Class BR5

6.12% (3 mo. USD Term SOFR + 1.900%) (1),(2)	05/21/34		1,300,000	1,301,494

Palmer Square CLO Ltd. Series 2015-1A, Class CR5

6.97% (3 mo. USD Term SOFR + 2.750%) (1),(2)	05/21/34		2,500,000	2,506,692

Palmer Square CLO Ltd. Series 2021-1A, Class SUB

0.00% (1),(9)	04/20/38		2,212,000	1,237,860

Palmer Square European Loan Funding DAC Series 2024-3A, Class B

3.89% (3 mo. EUR EURIBOR + 1.850%) (1),(2)	05/15/34	EUR	1,400,000	1,616,871

Park Avenue Institutional Advisers CLO Ltd. Series 2017-1A, Class B1R2

5.92% (3 mo. USD Term SOFR + 1.850%) (1),(2)	02/14/34		2,850,000	2,852,308

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

Park Avenue Institutional Advisers CLO Ltd. Series 2021-1A, Class CR

7.03% (3 mo. USD Term SOFR + 3.150%) (1),(2)	01/20/34	$3,400,000	$3,389,848

PHEAA Student Loan Trust Series 2014-3A, Class A

4.89% (30 day USD SOFR Average + 0.704%) (1),(2)	08/25/40	13,659	13,560

PRET LLC Series 2021-RN3, Class A1

5.84% (1)	09/25/51	2,875,663	2,878,739

PRET LLC Series 2025-NPL8, Class A1

5.73% (1)	08/25/55	4,623,444	4,634,928

PRET LLC Series 2025-NPL9, Class A1

5.39% (1)	08/25/55	4,233,584	4,238,334

RCKT Mortgage Trust Series 2024-CES7, Class B1

7.31% (1)	10/25/44	4,325,000	4,397,663

Rockford Tower CLO Ltd. Series 2017-3A, Class A

5.34% (3 mo. USD Term SOFR + 1.452%) (1),(2)	10/20/30	80,443	80,562

Rockford Tower CLO Ltd. Series 2019-1A, Class CR2

5.73% (3 mo. USD Term SOFR + 1.850%) (1),(2)	04/20/34	2,920,000	2,920,000

Rockford Tower CLO Ltd. Series 2019-1A, Class DR

7.25% (3 mo. USD Term SOFR + 3.362%) (1),(2)	04/20/34	1,900,000	1,872,805

Rockford Tower CLO Ltd. Series 2019-2A, Class BR2

5.85% (3 mo. USD Term SOFR + 1.650%) (1),(2)	08/20/32	2,000,000	2,004,308

Rockford Tower CLO Ltd. Series 2021-3A, Class D2R

8.15% (3 mo. USD Term SOFR + 4.250%) (1),(2)	01/15/38	2,850,000	2,831,532

Sabey Data Center Issuer LLC Series 2021-1, Class A2

1.88% (1)	06/20/46	1,325,000	1,300,684

Sabey Data Center Issuer LLC Series 2023-1, Class A2

6.25% (1)	04/20/48	175,000	175,571

Saluda Grade Alternative Mortgage Trust Series 2024-FIG5, Class E

8.49% (1)	04/25/54	2,639,060	2,734,724

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

October 31, 2025

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

Saluda Grade Alternative Mortgage Trust Series 2025-LOC5, Class M3

6.84% (1 mo. USD Term SOFR + 2.850%) (1),(2)	10/25/55	$3,580,000	$3,582,666

Santander Consumer Auto Receivables Trust Series 2021-CA, Class R

0.00% (1),(13)	06/15/28	5,150	542,493

Sierra Timeshare Receivables Funding LLC Series 2024-2A, Class C

5.83% (1)	06/20/41	471,062	478,585

Sierra Timeshare Receivables Funding LLC Series 2025-2A, Class D

6.79% (1)	04/20/44	1,585,182	1,590,941

Sixth Street CLO VIII Ltd. Series 2017-8A, Class CR2

6.83% (3 mo. USD Term SOFR + 2.950%) (1),(2)	10/20/34	3,450,000	3,442,638

Sixth Street CLO XX Ltd. Series 2021-20A, Class SUB

0.00% (1),(9)	07/17/38	3,100,250	1,792,695

Skyline Aviation, Inc. Class A

3.23% (11)	07/03/38	400,167	375,766

Slam Ltd. Series 2024-1A, Class A

5.34% (1)	09/15/49	2,020,390	2,050,763

SLM Student Loan Trust Series 2004-1, Class B

5.07% (90 day USD SOFR Average + 0.762%) (2)	07/25/39	98,609	93,750

SLM Student Loan Trust Series 2008-5, Class A4

6.27% (90 day USD SOFR Average + 1.962%) (2)	07/25/23	24,240	24,351

SLM Student Loan Trust Series 2008-7, Class A4

5.47% (90 day USD SOFR Average + 1.162%) (2)	07/25/23	6,379	6,276

SLM Student Loan Trust Series 2008-7, Class B

6.42% (90 day USD SOFR Average + 2.112%) (2)	07/26/83	10,000	9,935

Stratus CLO Ltd. Series 2021-3A, Class SUB

0.00% (1),(9)	12/29/29	975,000	98

Switch ABS Issuer LLC Series 2024-1A, Class B

6.50% (1)	03/25/54	400,000	404,807

Switch ABS Issuer LLC Series 2024-2A, Class C

10.03% (1)	06/25/54	2,350,000	2,413,033

Taco Bell Funding LLC Series 2021-1A, Class A2I

1.95% (1)	08/25/51	953,025	921,220

Issues	Maturity Date	Principal Amount		Value

ASSET-BACKED SECURITIES (Continued)

Textainer Marine Containers VII Ltd. Series 2021-1A, Class B

2.52% (1)	02/20/46		$480,849	$447,883

Trinitas CLO XXII Ltd. Series 2023-22A, Class D1R

6.98% (3 mo. USD Term SOFR + 3.100%) (1),(2)	03/20/38		1,740,000	1,753,668

Truist Bank Auto Credit-Linked Notes Series 2025-1, Class C

6.81% (1)	09/26/33		2,209,310	2,203,379

U.S. Bank C&I Credit-Linked Notes Series 2025-SUP2, Class D

6.38% (30 day USD SOFR Average + 2.200%) (1),(2)	09/25/32		3,110,232	3,121,069

Vantage Data Centers Jersey Borrower SPV Ltd. Series 2024-1A, Class A2

6.17% (1)	05/28/39	GBP	1,550,000	2,095,807

Vault DI Issuer LLC Series 2021-1A, Class A2

2.80% (1)	07/15/46		1,700,000	1,670,415

VB-S1 Issuer LLC Series 2022-1A, Class F

5.27% (1)	02/15/52		2,075,000	2,020,964

Vista Point Securitization Trust Series 2024-CES2, Class A3

5.91% (1)	10/25/54		700,000	701,472

Vista Point Securitization Trust Series 2024-CES2, Class B1

7.50% (1),(12)	10/25/54		1,000,000	1,008,437

Voya CLO Ltd. Series 2019-4A, Class ER

10.88% (3 mo. USD Term SOFR + 6.972%) (1),(2)	01/15/35		1,351,000	1,344,082

Wendy’s Funding LLC Series 2019-1A, Class A2I

3.78% (1)	06/15/49		1,738,269	1,727,297

Western Funding Auto Loan Trust Series 2025-1, Class D

5.79% (1)	01/15/36		2,500,000	2,524,442

Whetstone Park CLO Ltd. Series 2021-1A, Class SUB

0.00% (1),(9)	01/20/35		2,180,000	907,896

Wingstop Funding LLC Series 2020-1A, Class A2

2.84% (1)	12/05/50		1,477,500	1,429,422

Wireless PropCo Funding LLC Series 2025-1A, Class C

8.51% (1)	06/25/55		2,250,000	2,303,537

Total Asset-Backed Securities

(Cost: $318,085,720)				315,012,637

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 0.1%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K049, Class X3 (I/O)

4.05% (12)	10/25/43	$181,304	$317

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K056, Class X3 (I/O)

2.12% (12)	06/25/44	6,243,936	76,028

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K062, Class X3 (I/O)

2.08% (12)	01/25/45	2,999,971	71,090

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K106, Class X1 (I/O)

1.31% (12)	01/25/30	9,115,504	437,772

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K732, Class X3 (I/O)

4.07% (12)	05/25/46	1,142,925	12

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K735, Class X3 (I/O)

2.16% (12)	05/25/47	3,160,000	34,609

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K736, Class X3 (I/O)

2.00% (12)	09/25/47	2,495,000	32,973

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KC05, Class X1 (I/O)

1.20% (12)	06/25/27	593,052	6,051

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KLU1, Class X3 (I/O)

4.03% (12)	01/25/31	156,303	13,565

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series Q013, Class XPT2 (I/O)

1.81% (12)	05/25/27	3,501,606	77,862

Federal National Mortgage Association, Pool #462209

6.38% (1 yr. CMT + 2.176%) (2)	04/01/36	37,545	37,314

Federal National Mortgage Association-ACES Series 2016-M11, Class X2 (ACES) (I/O)

2.99% (12)	07/25/39	195,202	3,542

Federal National Mortgage Association-ACES Series 2016-M2, Class X3 (I/O)

2.04% (12)	04/25/36	57,905	1

Federal National Mortgage Association-ACES Series 2016-M4, Class X2 (I/O)

2.69% (12)	01/25/39	394,753	13,861

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Government National Mortgage Association Series 2009-111, Class IO (I/O)

0.00% (9)	09/16/51	$689,445	$7,592

Government National Mortgage Association Series 2011-119, Class IO (I/O)

0.12% (12)	08/16/51	1,040,556	1,002

Government National Mortgage Association Series 2012-123 (I/O)

0.61% (12)	12/16/51	1,350,730	22,181

Government National Mortgage Association Series 2012-135 (I/O)

0.36% (12)	01/16/53	211,452	2,487

Government National Mortgage Association Series 2013-33, Class IO (I/O)

0.17% (12)	04/16/54	294,518	612

Government National Mortgage Association Series 2014-126, Class IO (I/O)

0.71% (12)	02/16/55	4,319,575	133,142

Total Commercial Mortgage-Backed Securities — Agency

(Cost: $2,172,462)			972,013

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 17.6%

1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2

3.90% (1)	08/10/35	2,715,000	2,619,211

1211 Avenue of the Americas Trust Series 2015-1211, Class C

4.14% (1),(12)	08/10/35	1,080,000	1,011,623

1211 Avenue of the Americas Trust Series 2015-1211, Class D

4.14% (1),(12)	08/10/35	4,365,000	3,950,325

1345 Trust Series 2025-AOA, Class D

7.03% (1 mo. USD Term SOFR + 3.000%) (1),(2)	06/15/42	3,000,000	3,013,433

245 Park Avenue Trust Series 2017-245P, Class E

3.66% (1),(12)	06/05/37	4,800,000	4,559,551

280 Park Avenue Mortgage Trust Series 2017-280P, Class C

5.63% (1 mo. USD Term SOFR + 1.550%) (1),(2)	09/15/34	1,700,000	1,681,865

280 Park Avenue Mortgage Trust Series 2017-280P, Class E

6.50% (1 mo. USD Term SOFR + 2.419%) (1),(2)	09/15/34	4,430,280	4,324,154

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

October 31, 2025

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

ACRE Multifamily Housing Mortgage Loan Trust Series 2022-Q018, Class B

8.20% (30 day USD SOFR Average + 4.000%) (1),(2)	06/25/27	$3,070,725	$3,065,824

AMSR Trust Series 2021-SFR1, Class G

4.61% (1)	06/17/38	2,500,000	2,384,863

AMSR Trust Series 2021-SFR2, Class F1

3.28% (1)	08/17/38	1,225,000	1,202,430

AMSR Trust Series 2021-SFR2, Class F2

3.67% (1)	08/17/38	3,850,000	3,784,635

AMSR Trust Series 2021-SFR3, Class G

3.80% (1)	10/17/38	4,260,000	4,179,771

AMSR Trust Series 2021-SFR3, Class H

4.90% (1)	10/17/38	1,500,000	1,482,978

AMSR Trust Series 2022-SFR1, Class F

6.02% (1)	03/17/39	3,150,000	3,134,940

AMSR Trust Series 2022-SFR1, Class G

5.00% (1)	03/17/39	3,290,000	3,233,352

AMSR Trust Series 2024-SFR1, Class E

4.29% (1)	07/17/41	4,653,000	4,451,369

AMSR Trust Series 2025-SFR1, Class F1

3.66% (1)	06/17/42	3,000,000	2,683,850

AMSR Trust Series 2025-SFR2, Class E2

4.28% (1)	11/17/42	4,560,000	4,270,577

Arbor Realty Commercial Real Estate Notes LLC Series 2025-FL1, Class C

6.72% (1 mo. USD Term SOFR + 2.693%) (1),(2)	01/20/43	2,300,000	2,322,038

ARZ Trust Series 2024-BILT, Class G

8.80% (1)	06/11/39	2,400,000	2,491,210

Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class XE (I/O)

1.25% (1),(12)	09/15/48	500,000	66

Bank Series 2020-BN25, Class C

3.35% (12)	01/15/63	2,615,000	2,282,011

BBCMS Trust Series 2015-SRCH, Class D

4.96% (1),(12)	08/10/35	5,000,000	4,728,716

Benchmark Mortgage Trust Series 2024-V10, Class C

5.68% (12)	09/15/57	1,338,000	1,334,531

Benchmark Mortgage Trust Series 2024-V8, Class C

6.95% (12)	07/15/57	2,000,000	2,095,280

BFLD Commercial Mortgage Trust Series 2024-UNIV, Class D

6.72% (1 mo. USD Term SOFR + 2.691%) (1),(2)	11/15/41	3,010,000	3,029,959

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

BGME Trust Series 2021-VR, Class C

2.99% (1),(12)	01/10/43	$1,600,000	$1,237,068

BGME Trust Series 2021-VR, Class D

2.99% (1),(12)	01/10/43	1,700,000	1,255,183

Blackstone Industrial Portfolio

6.77%	04/09/25	143,813	142,835

BOCA Commercial Mortgage Trust Series 2024-BOCA, Class D

7.67% (1 mo. USD Term SOFR + 3.638%) (1),(2)	08/15/41	4,200,000	4,235,319

BPR Commercial Mortgage Trust Series 2024-PARK, Class E

9.69% (1),(12)	11/05/39	2,690,000	2,922,391

BPR Trust Series 2021-TY, Class D

6.50% (1 mo. USD Term SOFR + 2.464%) (1),(2)	09/15/38	1,750,000	1,746,614

BX Commercial Mortgage Trust Series 2020-VIV2, Class C

3.54% (1),(12)	03/09/44	1,100,000	1,025,196

BX Commercial Mortgage Trust Series 2020-VIVA, Class E

3.55% (1),(12)	03/11/44	1,200,000	1,084,196

BX Commercial Mortgage Trust Series 2024-BRBK, Class D

10.00% (1 mo. USD Term SOFR + 5.971%) (1),(2)	10/15/41	1,147,000	1,151,254

BX Commercial Mortgage Trust Series 2025-BCAT, Class D

6.68% (1 mo. USD Term SOFR + 2.650%) (1),(2)	08/15/42	4,216,453	4,248,643

BX Commercial Mortgage Trust Series 2025-BCAT, Class E

7.53% (1 mo. USD Term SOFR + 3.500%) (1),(2)	08/15/42	3,449,825	3,475,115

BX Commercial Mortgage Trust Series 2025-SPOT, Class E

7.72% (1 mo. USD Term SOFR + 3.690%) (1),(2)	04/15/40	2,296,162	2,315,034

BX Mortgage Trust Series 2021-PAC, Class G

7.09% (1 mo. USD Term SOFR + 3.061%) (1),(2)	10/15/36	2,059,000	2,054,273

BX Trust Series 2019-OC11, Class E

3.94% (1),(12)	12/09/41	3,000,000	2,761,987

BX Trust Series 2021-ARIA, Class E

6.39% (1 mo. USD Term SOFR + 2.359%) (1),(2)	10/15/36	3,000,000	3,000,695

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

BX Trust Series 2021-ARIA, Class F

6.74% (1 mo. USD Term SOFR + 2.708%) (1),(2)	10/15/36	$1,600,000	$1,598,528

BX Trust Series 2021-ARIA, Class G

7.29% (1 mo. USD Term SOFR + 3.257%) (1),(2)	10/15/36	8,120,000	8,115,989

BX Trust Series 2021-VIEW, Class E

7.75% (1 mo. USD Term SOFR + 3.714%) (1),(2)	06/15/36	1,850,000	1,850,014

BX Trust Series 2022-CLS, Class B

6.30% (1)	10/13/27	2,955,000	2,978,353

BX Trust Series 2022-FOX2, Class E

6.99% (1 mo. USD Term SOFR + 2.959%) (1),(2)	04/15/39	868,000	868,328

BX Trust Series 2022-LBA6, Class D

6.03% (1 mo. USD Term SOFR + 2.000%) (1),(2)	01/15/39	1,240,000	1,238,244

BX Trust Series 2023-LIFE, Class C

5.88% (1)	02/15/28	3,920,000	3,782,321

BX Trust Series 2024-BIO, Class B

5.97% (1 mo. USD Term SOFR + 1.941%) (1),(2)	02/15/41	2,000,000	1,998,018

BX Trust Series 2024-BIO, Class C

6.67% (1 mo. USD Term SOFR + 2.640%) (1),(2)	02/15/41	1,837,000	1,834,950

BX Trust Series 2024-BIO, Class D

7.67% (1 mo. USD Term SOFR + 3.639%) (1),(2)	02/15/41	1,530,000	1,515,158

BX Trust Series 2025-LUNR, Class E

7.98% (1 mo. USD Term SOFR + 3.950%) (1),(2)	06/15/40	1,911,170	1,923,115

BX Trust Series 2025-ROIC, Class E

6.97% (1 mo. USD Term SOFR + 2.941%) (1),(2)	03/15/30	1,627,652	1,620,734

BX Trust Series 2025-VLT6, Class E

7.22% (1 mo. USD Term SOFR + 3.191%) (1),(2)	03/15/42	1,400,000	1,398,506

BX Trust Series 2025-VLT7, Class D

7.28% (1 mo. USD Term SOFR + 3.250%) (1),(2)	07/15/44	5,620,000	5,668,327

Issues	Maturity Date	Principal Amount		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

BXHPP Trust Series 2021-FILM, Class E

6.15% (1 mo. USD Term SOFR + 2.114%) (1),(2)	08/15/36		$1,200,000	$1,059,426

BXP Trust Series 2017-GM, Class D

3.42% (1),(12)	06/13/39		1,000,000	964,052

BXP Trust Series 2017-GM, Class E

3.42% (1),(12)	06/13/39		750,000	714,442

BXSC Commercial Mortgage Trust Series 2022-WSS, Class B

6.13% (1 mo. USD Term SOFR + 2.092%) (1),(2)	03/15/35		1,809,000	1,811,888

Caister Finance DAC Series 1A, Class E

9.73% (1 day GBP SONIA + 5.750%) (1),(2)	08/17/35	GBP	2,115,000	2,769,678

CD Mortgage Trust Series 2016-CD1, Class XA (I/O)

1.34% (12)	08/10/49		8,532,483	22,862

Century Plaza Towers Series 2019-CPT, Class F

3.00% (1),(12)	11/13/39		450,000	349,138

CGMS Commercial Mortgage Trust Series 2017-B1, Class XF (I/O)

0.80% (1),(12)	08/15/50		11,628,000	141,892

CHI Commercial Mortgage Trust Series 2025-SFT, Class D

7.32% (1),(12)	04/15/42		1,920,000	1,963,745

Citigroup Commercial Mortgage Trust Series 2016-GC36, Class XA (I/O)

1.16% (12)	02/10/49		3,153,999	32

Citigroup Commercial Mortgage Trust Series 2020-555, Class A

2.65% (1)	12/10/41		1,450,000	1,320,184

COMM Mortgage Trust Series 2012-CR4, Class XA (I/O)

1.14% (12)	10/15/45		160,043	3,072

COMM Mortgage Trust Series 2012-LC4, Class XB (I/O)

0.52% (1),(12),(14)	12/10/44		976,972	10

COMM Mortgage Trust Series 2014-CR19, Class XC (I/O)

0.68% (1),(12)	08/10/47		1,200,000	4,196

COMM Mortgage Trust Series 2014-UBS5, Class XA (I/O)

0.53% (12)	09/10/47		1,514,178	15

COMM Mortgage Trust Series 2015-LC21, Class XE (I/O)

1.05% (1),(12),(14)	07/10/48		10,015,000	100

COMM Mortgage Trust Series 2016-787S, Class D

3.83% (1),(12)	02/10/36		950,000	925,571

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

October 31, 2025

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

COMM Mortgage Trust Series 2016-CR28, Class XA (I/O)

0.74% (12)	02/10/49	$4,733,168	$47

CONE Trust Series 2024-DFW1, Class B

6.32% (1 mo. USD Term SOFR + 2.291%) (1),(2)	08/15/41	1,267,000	1,270,494

CoreVest American Finance Ltd. Series 2019-3, Class XA (I/O)

2.00% (1),(12)	10/15/52	69,688	79

CoreVest American Finance Ltd. Series 2021-1, Class XB (I/O)

1.44% (1),(12)	04/15/53	4,459,000	194,544

CSAIL Commercial Mortgage Trust Series 2019-C16, Class XA (I/O)

1.53% (12)	06/15/52	545,422	24,123

DBGS Mortgage Trust Series 2021-W52, Class B

6.04% (1 mo. USD Term SOFR + 1.861%) (1),(2)	10/15/36	3,600,000	3,581,636

DBGS Mortgage Trust Series 2021-W52, Class C

6.60% (1 mo. USD Term SOFR + 2.414%) (1),(2)	10/15/36	1,350,000	1,331,909

DBJPM Mortgage Trust Series 2016-C1, Class XA (I/O)

1.34% (12)	05/10/49	7,788,726	78

DBSG Mortgage Trust Series 2024-ALTA, Class D

7.06% (1),(12)	06/10/37	500,000	504,332

Del Amo Fashion Center Trust Series 2017-AMO, Class D

3.64% (1),(12)	06/05/35	1,515,000	1,429,181

DGWD Trust Series 2025-INFL, Class E

8.03% (1 mo. USD Term SOFR + 4.000%) (1),(2)	08/15/35	2,425,000	2,438,171

DOLP Trust Series 2021-NYC, Class A

2.96% (1)	05/10/41	1,458,000	1,305,621

DOLP Trust Series 2021-NYC, Class E

3.70% (1),(12)	05/10/41	600,000	494,490

DOLP Trust Series 2021-NYC, Class G

3.70% (1),(12)	05/10/41	2,250,000	1,616,106

Extended Stay America Trust Series 2025-ESH, Class D

6.75% (1 mo. USD Term SOFR + 2.600%) (1),(2)	10/15/42	5,540,000	5,592,388

FirstKey Homes Trust Series 2021-SFR1, Class F1

3.24% (1)	08/17/38	4,000,000	3,931,106

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

FirstKey Homes Trust Series 2021-SFR1, Class F3

3.69% (1)	08/17/38	$3,393,000	$3,338,185

FirstKey Homes Trust Series 2021-SFR3, Class E1

2.99% (1)	12/17/38	944,000	919,837

FirstKey Homes Trust Series 2022-SFR1, Class D

5.20% (1)	05/19/39	1,600,000	1,595,152

Fontainebleau Miami Beach Mortgage Trust Series 2024-FBLU, Class E

7.18% (1 mo. USD Term SOFR + 3.150%) (1),(2)	12/15/39	3,887,000	3,914,336

FRTKL Group, Inc. Series 2021-SFR1, Class F

3.17% (1)	09/17/38	1,779,000	1,729,053

FS Commercial Mortgage Trust Series 2023-4SZN, Class E

10.42% (1),(12)	11/10/39	1,000,000	1,026,437

Great Wolf Trust Series 2024-WOLF, Class E

7.67% (1 mo. USD Term SOFR + 3.639%) (1),(2)	03/15/39	3,225,000	3,259,103

Great Wolf Trust Series 2024-WOLF, Class F

8.47% (1 mo. USD Term SOFR + 4.438%) (1),(2)	03/15/39	2,610,000	2,640,521

GS Mortgage Securities Corp. Trust Series 2017-375H, Class B

3.48% (1),(12)	09/10/37	2,920,000	2,796,402

GS Mortgage Securities Corp. Trust Series 2024-UPTN, Class E

9.73% (1 mo. USD Term SOFR + 5.700%) (1),(2)	10/15/29	1,450,000	1,420,188

GS Mortgage Securities Trust Series 2011-GC5, Class XA (I/O)

0.11% (1),(12)	08/10/44	247,342	172

GS Mortgage Securities Trust Series 2015-GC34, Class XA (I/O)

0.96% (12)	10/10/48	480,921	5

GS Mortgage Securities Trust Series 2015-GS1, Class XA (I/O)

0.50% (12)	11/10/48	404,776	4

GS Mortgage Securities Trust Series 2016-GS2, Class XA (I/O)

1.71% (12)	05/10/49	200,029	1

GS Mortgage Securities Trust Series 2016-GS4, Class XA (I/O)

0.50% (12)	11/10/49	13,209,728	30,503

GSCG Trust Series 2019-600C, Class G

3.99% (1),(12)	09/06/34	285,000	2,824

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

GWT Trust Series 2024-WLF2, Class B

6.17% (1 mo. USD Term SOFR + 2.141%) (1),(2)	05/15/41	$522,000	$524,151

HAVN Trust Series 2025-MOB, Class D

7.83% (1 mo. USD Term SOFR + 3.800%) (1),(2)	10/15/35	3,315,000	3,327,500

Hilton USA Trust Series 2016-HHV, Class F

4.19% (1),(12)	11/05/38	1,835,000	1,790,331

Hilton USA Trust Series 2025-NVIL, Class E

9.32% (1 mo. USD Term SOFR + 5.288%) (1),(2)	07/15/42	1,010,000	1,020,362

Hilton USA Trust Series 2025-NVIL, Class F

10.97% (1 mo. USD Term SOFR + 6.936%) (1),(2)	07/15/42	1,075,000	1,076,828

Hudson Yards Mortgage Trust Series 2019-30HY, Class D

3.44% (1),(12)	07/10/39	800,000	737,700

Hudson Yards Mortgage Trust Series 2019-55HY, Class D

2.94% (1),(12)	12/10/41	4,000,000	3,598,624

Hudson Yards Mortgage Trust Series 2025-SPRL, Class E

6.68% (1),(12)	01/13/40	1,000,000	1,035,063

Hudson Yards Mortgage Trust Series 2025-SPRL, Class F

7.40% (1),(12)	01/13/40	1,550,000	1,575,859

ILPT Commercial Mortgage Trust Series 2025-LPF2, Class E

8.20% (1),(12)	07/13/42	2,235,000	2,305,373

IRV Trust Series 2025-200P, Class D

6.17% (1),(12)	03/14/47	1,370,000	1,404,026

JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-COR4, Class A3

3.76%	03/10/52	500,000	491,530

JPMBB Commercial Mortgage Securities Trust Series 2015-C30, Class XA (I/O)

0.00% (9)	07/15/48	3,000,888	30

JPMBB Commercial Mortgage Securities Trust Series 2015-C30, Class XNR (I/O)

0.25% (1),(12)	07/15/48	4,710,271	8,089

JPMBB Commercial Mortgage Securities Trust Series 2015-C31, Class XA (I/O)

0.45% (12)	08/15/48	238,405	2

JPMCC Commercial Mortgage Securities Trust Series 2017-JP5, Class XA (I/O)

0.76% (12)	03/15/50	3,680,256	29,833

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

JPMDB Commercial Mortgage Securities Trust Series 2016-C2, Class XA (I/O)

1.46% (12)	06/15/49	$221,579	$457

JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX, Class XB (I/O)

0.50% (1),(12)	06/15/45	48,466,973	130,105

JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-LOOP, Class XB (I/O)

0.25% (1),(12)	12/05/38	2,010,000	4,168

JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN, Class XAFX (I/O)

1.88% (1),(12)	01/16/37	450,000	12,298

JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN, Class XBFX (I/O)

0.57% (1),(12)	01/16/37	1,450,000	12,447

JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-MHC, Class E

6.85% (1 mo. USD Term SOFR + 2.814%) (1),(2)	04/15/38	1,915,000	1,917,396

Last Mile Logistics Pan Euro Finance DAC Series 1A, Class E

4.73% (3 mo. EUR EURIBOR + 2.700%) (1),(2)	08/17/33	EUR 1,004,439	1,156,542

Last Mile Logistics Pan Euro Finance DAC Series 1A, Class F

5.68% (3 mo. EUR EURIBOR + 3.650%) (1),(2)	08/17/33	EUR 490,928	561,098

Last Mile Logistics Pan Euro Finance DAC Series 1X, Class D

3.93% (3 mo. EUR EURIBOR + 1.900%) (2),(3)	08/17/33	EUR 2,405,548	2,773,905

Last Mile Securities PE DAC Series 2021-1A, Class F

7.03% (3 mo. EUR EURIBOR + 5.000%) (1),(2)	08/17/31	EUR 754,845	868,740

Last Mile Securities PE DAC Series 2021-1X, Class E

5.53% (3 mo. EUR EURIBOR + 3.500%) (2),(3)	08/17/31	EUR 1,199,753	1,382,637

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

October 31, 2025

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

MAD Commercial Mortgage Trust Series 2025-11MD, Class D

6.36% (1),(12)	10/15/42	$2,300,000	$2,308,048

MAD Commercial Mortgage Trust Series 2025-11MD, Class E

7.33% (1),(12)	10/15/42	2,300,000	2,299,011

MHC Trust Series 2021-MHC2, Class E

6.10% (1 mo. USD Term SOFR + 2.064%) (1),(2)	05/15/38	808,000	807,970

Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class XC (I/O)

0.09% (1),(12),(14)	08/15/45	21,333,237	213

Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12, Class XC (I/O)

0.99% (1),(12)	10/15/46	15,985,117	237,086

Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class XA (I/O)

0.52% (12)	04/15/48	167,647	2

Morgan Stanley Capital I Trust Series 2011-C2, Class XB (I/O)

0.49% (1),(12)	06/15/44	10,221,440	36,987

Natixis Commercial Mortgage Securities Trust Series 2018-ALXA, Class E

4.32% (1),(12)	01/15/43	100,000	85,790

Natixis Commercial Mortgage Securities Trust Series 2020-2PAC, Class AMZ1

3.50% (1),(12)	01/15/37	3,041,000	2,628,517

NXPT Commercial Mortgage Trust Series 2024-STOR, Class E

6.70% (1),(12)	11/05/41	811,000	821,804

NYC Commercial Mortgage Trust Series 2021-909, Class D

3.21% (1),(12)	04/10/43	1,400,000	1,086,721

NYC Commercial Mortgage Trust Series 2025-1155, Class C

6.81% (1)	06/10/42	3,800,000	3,904,368

NYC Commercial Mortgage Trust Series 2025-1155, Class E

7.36% (1),(12)	06/10/42	3,355,000	3,303,250

NYC Commercial Mortgage Trust Series 2025-3BP, Class D

6.47% (1 mo. USD Term SOFR + 2.441%)(1),(2)	02/15/42	2,050,000	2,052,418

NYCT Trust Series 2024-3ELV, Class C

6.87% (1 mo. USD Term SOFR + 2.840%) (1),(2)	08/15/29	2,050,000	2,058,463

NYO Commercial Mortgage Trust Series 2021-1290, Class B

5.69% (1 mo. USD Term SOFR + 1.659%) (1),(2)	12/15/38	1,780,000	1,767,120

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

NYO Commercial Mortgage Trust Series 2021-1290, Class C

6.14% (1 mo. USD Term SOFR + 2.109%) (1),(2)	11/15/38	$820,000	$811,280

NYO Commercial Mortgage Trust Series 2021-1290, Class D

6.69% (1 mo. USD Term SOFR + 2.659%) (1),(2)	11/15/38	2,765,000	2,709,410

PFP Ltd. Series 2025-12, Class C

6.57% (1 mo. USD Term SOFR + 2.542%) (1),(2)	12/18/42	2,840,000	2,850,714

PFP Ltd. Series 2025-12, Class D

7.11% (1 mo. USD Term SOFR + 3.091%) (1),(2)	12/18/42	1,834,000	1,845,283

Progress Residential Trust Series 2021-SFR10, Class F

4.61% (1)	12/17/40	1,133,023	1,115,947

Progress Residential Trust Series 2021-SFR10, Class H

5.23% (1)	12/17/40	4,173,030	4,035,932

Progress Residential Trust Series 2021-SFR11, Class F

4.42% (1)	01/17/39	1,250,000	1,214,745

Progress Residential Trust Series 2021-SFR3, Class G

4.25% (1)	05/17/26	1,211,000	1,204,305

Progress Residential Trust Series 2021-SFR6, Class G

4.00% (1)	07/17/38	1,250,000	1,234,645

Progress Residential Trust Series 2021-SFR8, Class G

4.01% (1)	10/17/38	1,488,000	1,460,825

Progress Residential Trust Series 2021-SFR9, Class E1

2.81% (1)	11/17/40	1,531,000	1,440,781

Progress Residential Trust Series 2022-SFR1, Class F

4.88% (1)	02/17/41	1,770,000	1,725,330

Progress Residential Trust Series 2022-SFR1, Class G

5.52% (1)	02/17/41	5,160,000	5,064,096

Progress Residential Trust Series 2022-SFR3, Class E2

5.60% (1)	04/17/39	2,895,000	2,889,835

Progress Residential Trust Series 2024-SFR2, Class E2

3.65% (1),(12)	04/17/41	2,800,000	2,634,136

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Progress Residential Trust Series 2024-SFR4, Class E2

3.40% (1)	07/17/41		$4,500,000	$4,176,256

Progress Residential Trust Series 2024-SFR5, Class E2

3.63% (1),(12)	08/09/29		2,050,000	1,900,353

RIDE Series 2025-SHRE, Class D

6.75% (1),(12)	02/14/47		3,000,000	3,080,074

RIDE Series 2025-SHRE, Class E

7.81% (1),(12)	02/14/47		2,500,000	2,563,531

ROCK Trust Series 2024-CNTR, Class E

8.82% (1)	11/13/41		4,175,000	4,418,668

SCG Commercial Mortgage Trust Series 2025-FLWR, Class D

6.33% (1 mo. USD Term SOFR + 2.300%) (1),(2)	08/15/42		3,500,000	3,509,210

Sequoia Logistics DAC Series 2025-1A, Class E

5.84% (3 mo. EUR EURIBOR + 3.800%) (1),(2)	02/17/37	EUR	3,350,000	3,846,284

Sequoia Logistics DAC Series 2025-1X, Class C

3.94% (3 mo. EUR EURIBOR + 1.900%) (2),(3)	02/17/37	EUR	3,840,000	4,425,428

SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A2A

3.66% (1),(12)	01/05/43		400,000	338,466

SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A2B

4.14% (1),(12)	01/05/43		460,000	400,053

SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class C

4.39% (1),(12)	01/05/43		925,000	746,383

SFO Commercial Mortgage Trust Series 2021-555, Class A

5.30% (1 mo. USD Term SOFR + 1.264%) (1),(2)	05/15/38		1,040,000	1,033,974

SFO Commercial Mortgage Trust Series 2021-555, Class D

6.55% (1 mo. USD Term SOFR + 2.514%) (1),(2)	05/15/38		500,000	494,677

SLG Office Trust Series 2021-OVA, Class E

2.85% (1)	07/15/41		4,700,000	4,042,843

Issues	Maturity Date	Principal Amount		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

SMRT Commercial Mortgage Trust Series 2022-MINI, Class D

5.98% (1 mo. USD Term SOFR + 1.950%) (1),(2)	01/15/39		$1,400,000	$1,394,800

SMRT Commercial Mortgage Trust Series 2022-MINI, Class F

7.38% (1 mo. USD Term SOFR + 3.350%) (1),(2)	01/15/39		1,000,000	977,899

SREIT Trust Series 2021-MFP2, Class C

5.52% (1 mo. USD Term SOFR + 1.485%) (1),(2)	11/15/36		1,060,000	1,058,476

SREIT Trust Series 2021-PALM, Class D

5.56% (1 mo. USD Term SOFR + 1.524%) (1),(2)	10/15/34		3,860,000	3,848,674

SREIT Trust Series 2021-PALM, Class E

6.06% (1 mo. USD Term SOFR + 2.024%) (1),(2)	10/15/34		4,100,000	4,088,764

SWCH Commercial Mortgage Trust Series 2025-DATA, Class E

7.37% (1 mo. USD Term SOFR + 3.340%) (1),(2)	02/15/42		6,300,000	6,284,082

Taurus U.K. DAC Series 2021-UK1A, Class D

6.59% (1 day GBP SONIA + 2.600%) (1),(2)	05/17/31	GBP	1,464,245	1,927,705

TEXAS Commercial Mortgage Trust Series 2025-TWR, Class D

7.12% (1 mo. USD Term SOFR + 3.091%) (1),(2)	04/15/42		1,325,000	1,328,696

Tricon Residential Trust Series 2021-SFR1, Class F

3.69% (1)	07/17/38		7,900,000	7,798,981

Tricon Residential Trust Series 2022-SFR1, Class E2

5.74% (1)	04/17/39		1,600,000	1,591,581

Tricon Residential Trust Series 2024-SFR4, Class D

5.35% (1)	11/17/41		1,480,000	1,477,224

TRTX Issuer Ltd. Series 2025-FL7, Class B (I/F)

0.00% (-1 mo. USD Term SOFR + 1.950%) (1),(2),(9),(10)	06/18/43		3,000,000	3,004,692

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

October 31, 2025

Issues	Maturity Date	Principal Amount		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

TRTX Issuer Ltd. Series 2025-FL7, Class C (I/F)

0.00% (-1 mo. USD Term SOFR + 2.200%) (1),(2),(9),(10)	06/18/43		$1,000,000	$1,001,561

TRTX Issuer Ltd. Series 2025-FL7, Class D (I/F)

0.00% (-1 mo. USD Term SOFR + 2.650%) (1),(2),(9),(10)	06/18/43		3,125,000	3,133,445

U.K. Logistics DAC Series 2024-2A, Class D

7.09% (1 day GBP SONIA + 3.100%) (1),(2)	02/17/35	GBP	824,943	1,086,530

U.K. Logistics DAC Series 2024-2X, Class D

7.09% (1 day GBP SONIA + 3.100%) (2),(3)	02/17/35	GBP	458,968	604,506

U.K. Logistics DAC Series 2024-2X, Class E

8.24% (1 day GBP SONIA + 4.250%) (2),(3)	02/17/35	GBP	1,499,896	1,975,509

U.K. Logistics DAC Series 2025-1A, Class E

9.49% (1 day GBP SONIA + 5.500%) (1),(2)	05/17/35	GBP	1,160,168	1,528,668

UBS Commercial Mortgage Trust Series 2017-C4, Class XA (I/O)

1.08% (12)	10/15/50		7,833,255	120,006

VNDO Trust Series 2016-350P, Class D

3.90% (1),(12)	01/10/35		1,060,000	1,040,318

WBHT Commercial Mortgage Trust Series 2025-WBM, Class B

6.22% (1 mo. USD Term SOFR + 2.192%) (1),(2)	06/15/42		2,650,000	2,655,727

Wells Fargo Commercial Mortgage Trust Series 2015-C31, Class XA (I/O)

0.84% (12)	11/15/48		445,632	4

Wells Fargo Commercial Mortgage Trust Series 2015-LC20, Class XF (I/O)

2.07% (1),(12)	04/15/50		415,000	11,427

Wells Fargo Commercial Mortgage Trust Series 2016-C34, Class XA (I/O)

2.03% (12)	06/15/49		5,275,880	11,691

Wells Fargo Commercial Mortgage Trust Series 2018-C47, Class AS

4.67% (12)	09/15/61		1,100,000	1,094,174

Wells Fargo Commercial Mortgage Trust Series 2021-SAVE, Class C

6.05% (1 mo. USD Term SOFR + 2.014%) (1),(2)	02/15/40		1,920,000	1,927,464

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Wells Fargo Commercial Mortgage Trust Series 2024-5C1, Class C

6.80% (12)	07/15/57	$847,000	$871,984

WFRBS Commercial Mortgage Trust Series 2012-C10, Class XB (I/O)

0.34% (1),(12),(14)	12/15/45	38,240,830	382

WFRBS Commercial Mortgage Trust Series 2014-C22, Class XA (I/O)

0.24% (12)	09/15/57	192,952	21

Total Commercial Mortgage-Backed Securities — Non-agency

(Cost: $371,697,450)			371,003,598

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 23.4%

Federal Home Loan Mortgage Corp., Pool #SD8237

4.00%	08/01/52	1,770,283	1,688,404

Federal Home Loan Mortgage Corp., Pool #SD8244

4.00% (10)	09/01/52	42,950,097	40,956,925

Federal Home Loan Mortgage Corp., Pool #SD8265

4.00%	11/01/52	632,421	602,876

Federal Home Loan Mortgage Corp., Pool #SD8286

4.00% (10)	01/01/53	6,885,587	6,562,852

Federal Home Loan Mortgage Corp., Pool #SD5324

4.00%	02/01/53	343,274	327,397

Federal Home Loan Mortgage Corp., Pool #SL1033

4.00%	01/01/54	17,626,884	16,738,292

Federal Home Loan Mortgage Corp., Pool #SD8238

4.50%	08/01/52	3,237,271	3,172,537

Federal Home Loan Mortgage Corp., Pool #SD8245

4.50%	09/01/52	6,374,491	6,246,038

Federal Home Loan Mortgage Corp., Pool #SD8257

4.50%	10/01/52	481,561	471,782

Federal Home Loan Mortgage Corp., Pool #SD8266

4.50%	11/01/52	2,720,180	2,664,524

Federal Home Loan Mortgage Corp., Pool #SD8275

4.50%	12/01/52	2,804,750	2,747,364

Federal Home Loan Mortgage Corp., Pool #SD8298

4.50%	02/01/53	31,439,288	30,775,564

Federal Home Loan Mortgage Corp., Pool #SD8489

4.50%	12/01/54	18,541,392	18,082,020

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal Home Loan Mortgage Corp., Pool #SD8299

5.00% (10)	02/01/53	$2,562,317	$2,563,518

Federal Home Loan Mortgage Corp., Pool #SD8323

5.00% (10)	05/01/53	7,275,748	7,270,380

Federal Home Loan Mortgage Corp. REMICS Series 5452, Class JF

5.48% (30 day USD SOFR Average + 1.300%) (2)	09/25/54	1,824,122	1,831,603

Federal Home Loan Mortgage Corp. REMICS Series 5473, Class DF

5.33% (30 day USD SOFR Average + 1.150%) (2)	11/25/54	4,451,462	4,460,751

Federal Home Loan Mortgage Corp. REMICS Series 5479, Class FA

5.38% (30 day USD SOFR Average + 1.200%) (2)	12/25/54	2,797,903	2,807,838

Federal Home Loan Mortgage Corp. REMICS Series 5492, Class SH (I/O) (I/F)

1.82% (-30 day USD SOFR Average + 6.000%) (2)	01/25/55	6,583,802	541,569

Federal Home Loan Mortgage Corp. REMICS Series 5500, Class SJ (I/F)

1.57% (-30 day USD SOFR Average + 5.750%) (2)	02/25/55	6,444,613	536,320

Federal Home Loan Mortgage Corp. REMICS Series 5503, Class FA

5.38% (30 day USD SOFR Average + 1.200%) (2)	02/25/55	9,226,856	9,257,356

Federal Home Loan Mortgage Corp. REMICS Series 5508, Class FM

5.33% (30 day USD SOFR Average + 1.150%) (2)	02/25/55	2,824,544	2,833,549

Federal Home Loan Mortgage Corp. REMICS Series 5537, Class FC

5.33% (30 day USD SOFR Average + 1.150%) (2)	05/25/55	7,175,438	7,198,067

Federal Home Loan Mortgage Corp. REMICS Series 5537, Class FQ

5.33% (30 day USD SOFR Average + 1.150%) (2)	05/25/55	4,124,186	4,137,521

Federal Home Loan Mortgage Corp. REMICS Series 5544, Class SD (I/O) (I/F)

0.87% (-30 day USD SOFR Average + 5.050%) (2)	06/25/55	13,860,856	831,273

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal Home Loan Mortgage Corp. REMICS Series 5546, Class AS (I/F)

4.23% (-30 day USD SOFR Average + 10.500%) (2)	06/25/55	$1,517,756	$1,483,447

Federal Home Loan Mortgage Corp. REMICS Series 5547, Class S (I/F)

4.30% (-30 day USD SOFR Average + 10.575%) (2)	06/25/55	1,486,691	1,452,691

Federal Home Loan Mortgage Corp. REMICS Series 5548, Class S (I/F)

4.70% (-30 day USD SOFR Average + 11.667%) (2)	06/25/55	1,480,136	1,459,788

Federal Home Loan Mortgage Corp. REMICS Series 5549, Class DF

5.58% (30 day USD SOFR Average + 1.400%) (2)	06/25/55	2,601,709	2,618,101

Federal Home Loan Mortgage Corp. REMICS Series 5549, Class JS (I/F)

4.23% (-30 day USD SOFR Average + 10.500%) (2)	06/25/55	503,679	493,466

Federal Home Loan Mortgage Corp. REMICS Series 5566, Class AS (I/F)

4.30% (-30 day USD SOFR Average + 10.575%) (2)	08/25/55	1,587,770	1,519,475

Federal Home Loan Mortgage Corp. REMICS Series 5578, Class SD (I/O) (I/F)

1.72% (-30 day USD SOFR Average + 5.900%) (2)	09/25/55	18,606,205	1,886,376

Federal Home Loan Mortgage Corp. STRIPS Series 240 (I/O)

5.50%	07/15/36	156,203	27,295

Federal Home Loan Mortgage Corp. STRIPS Series 377, Class C1

2.00%	01/25/51	6,243,639	802,541

Federal Home Loan Mortgage Corp. STRIPS Series 386, Class C1 (I/O)

2.00%	03/15/52	6,127,627	823,043

Federal Home Loan Mortgage Corp. STRIPS Series 389, Class C35 (I/O)

2.00%	06/15/52	11,751,691	1,572,808

Federal Home Loan Mortgage Corp. STRIPS Series 389, Class C40 (I/O)

2.50%	10/15/52	5,382,666	814,306

Federal Home Loan Mortgage Corp. STRIPS Series 408, Class C37

2.00%	03/25/52	15,493,169	2,164,609

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

October 31, 2025

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association, Pool #MA4626

4.00% (10)	06/01/52	$7,259,707	$6,926,180

Federal National Mortgage Association, Pool #MA4700

4.00%	08/01/52	2,921,972	2,786,825

Federal National Mortgage Association, Pool #MA4732

4.00% (10)	09/01/52	8,163,334	7,784,500

Federal National Mortgage Association, Pool #MA4783

4.00% (10)	10/01/52	4,399,550	4,194,700

Federal National Mortgage Association, Pool #MA4866

4.00% (10)	01/01/53	5,395,848	5,142,938

Federal National Mortgage Association, Pool #MA4784

4.50%	10/01/52	6,128,981	6,004,527

Federal National Mortgage Association, Pool #MA4840

4.50% (10)	12/01/52	10,703,687	10,484,686

Federal National Mortgage Association, Pool #FS9508

4.50%	03/01/54	4,346,667	4,254,609

Federal National Mortgage Association, Pool #FA0658

4.50%	10/01/54	9,468,928	9,267,407

Federal National Mortgage Association, Pool #MA5584

4.50%	01/01/55	17,239,060	16,811,954

Federal National Mortgage Association, Pool #MA5009

5.00% (10)	05/01/53	10,017,357	10,014,024

Federal National Mortgage Association Interest STRIPS Series 426, Class C24 (I/O)

1.50%	01/25/52	36,201,061	3,961,958

Federal National Mortgage Association Interest STRIPS Series 426, Class C40 (I/O)

2.00%	06/25/51	1,335,018	175,175

Federal National Mortgage Association Interest STRIPS Series 426, Class C41 (I/O)

2.00%	03/25/51	4,887,816	637,578

Federal National Mortgage Association Interest STRIPS Series 426, Class C42 (I/O)

2.00%	11/25/50	3,191,905	417,188

Federal National Mortgage Association Interest STRIPS Series 434, Class C29 (I/O)

2.00%	10/25/52	7,512,686	998,221

Federal National Mortgage Association Interest STRIPS Series 435, Class C24 (I/O)

2.00%	04/25/52	10,566,319	1,367,096

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association REMICS Series 2011-116, Class SA (I/O) (I/F)

1.70% (-30 day USD SOFR Average + 5.886%) (2)	11/25/41	$50,550	$3,873

Federal National Mortgage Association REMICS Series 2012-139, Class AI (I/O)

3.00%	12/25/27	43,503	880

Federal National Mortgage Association REMICS Series 2024-76, Class SY (I/O) (I/F)

1.32% (-30 day USD SOFR Average + 5.500%) (2)	11/25/54	14,588,978	1,054,800

Federal National Mortgage Association REMICS Series 2024-77, Class DF

5.38% (30 day USD SOFR Average + 1.200%) (2)	10/25/53	6,975,514	6,999,597

Federal National Mortgage Association REMICS Series 2024-81, Class SE (I/O) (I/F)

1.17% (-30 day USD SOFR Average + 5.350%) (2)	07/25/54	13,214,833	724,599

Federal National Mortgage Association REMICS Series 2024-91, Class SB (I/O) (I/F)

1.67% (-30 day USD SOFR Average + 5.850%) (2)	12/25/54	6,742,919	506,533

Federal National Mortgage Association REMICS Series 2024-98, Class SE (I/O) (I/F)

1.80% (-30 day USD SOFR Average + 5.980%) (2)	12/25/54	2,865,078	267,244

Federal National Mortgage Association REMICS Series 2024-98, Class SG (I/F)

1.82% (-30 day USD SOFR Average + 6.000%) (2)	11/25/54	1,040,135	95,440

Federal National Mortgage Association REMICS Series 2025-13, Class FA

5.48% (30 day USD SOFR Average + 1.300%) (2)	03/25/55	4,791,639	4,811,421

Federal National Mortgage Association REMICS Series 2025-4, Class FA

5.38% (30 day USD SOFR Average + 1.200%) (2)	07/25/54	7,300,550	7,326,816

Federal National Mortgage Association REMICS Series 2025-40, Class S (I/F)

4.70% (-30 day USD SOFR Average + 11.667%) (2)	02/25/55	324,233	315,133

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association REMICS Series 2025-49, Class SC (I/O) (I/F)

1.02% (-30 day USD SOFR Average + 5.200%) (2)	06/25/55	$19,613,088	$1,058,911

Federal National Mortgage Association REMICS Series 2025-59, Class DS (I/O) (I/F)

1.67% (-30 day USD SOFR Average + 5.857%) (2)	08/25/55	17,344,145	1,243,069

Federal National Mortgage Association REMICS Series 2025-70, Class LF

5.43% (30 day USD SOFR Average + 1.250%) (2)	09/25/55	23,079,648	23,156,369

Federal National Mortgage Association REMICS Series 2025-72, Class FA

5.43% (30 day USD SOFR Average + 1.250%) (2)	08/25/55	23,136,501	23,196,951

Federal National Mortgage Association REMICS Series 2025-87, Class SA (I/O) (I/F)

1.72% (-30 day USD SOFR Average + 5.900%) (2)	10/25/55	9,519,576	899,192

Government National Mortgage Association, Pool #MA8427

4.50%	11/20/52	1,620,169	1,594,005

Government National Mortgage Association, Pool #MA9963

4.50%	10/20/54	5,861,260	5,724,384

Government National Mortgage Association, Pool #MB0024

4.50% (10)	11/20/54	3,846,254	3,759,242

Government National Mortgage Association REMICS Series 2003-110, Class S (I/O) (I/F)

2.45% (-1 mo. USD Term SOFR + 6.486%) (2)	10/20/33	160,892	12,964

Government National Mortgage Association REMICS Series 2018-124, Class NW

3.50%	09/20/48	20,571	19,141

Government National Mortgage Association REMICS Series 2018-154, Class BP (PAC)

3.50%	11/20/48	1,966	1,899

Government National Mortgage Association REMICS Series 2024-151, Class ES (I/O) (I/F)

1.22% (-30 day USD SOFR Average + 5.400%) (2)	09/20/54	13,075,010	836,987

Government National Mortgage Association REMICS Series 2024-159, Class XS (I/O) (I/F)

1.32% (-30 day USD SOFR Average + 5.500%) (2)	10/20/54	10,930,182	876,413

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Government National Mortgage Association REMICS Series 2025-134, Class SJ (I/O) (I/F)

1.77% (-30 day USD SOFR Average + 5.950%) (2)	08/20/55	$11,418,672	$1,104,786

Government National Mortgage Association REMICS Series 2025-27, Class FG

5.38% (30 day USD SOFR Average + 1.200%) (2)	02/20/55	2,353,129	2,358,862

Government National Mortgage Association REMICS Series 2025-41, Class HS (I/F)

1.16% (-30 day USD SOFR Average + 5.340%) (2)	03/20/55	11,730,941	805,245

Government National Mortgage Association REMICS Series 2025-45, Class ST (I/O) (I/F)

1.12% (-30 day USD SOFR Average + 5.300%) (2)	03/20/55	13,927,283	754,887

Government National Mortgage Association, TBA

4.00% (15)	05/01/52	23,000,000	21,748,524

4.50% (15)	08/01/54	12,325,000	12,026,489

5.00% (15)	04/01/55	20,275,000	20,211,276

5.50% (15)	05/01/55	27,000,000	27,227,610

Uniform Mortgage-Backed Security, TBA

4.00% (15)	02/01/52	15,225,000	14,447,467

4.50% (15)	06/01/54	14,400,000	14,039,222

5.00% (15)	04/01/55	10,550,000	10,498,690

Total Residential Mortgage-Backed Securities — Agency

(Cost: $489,055,807)			493,362,753

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 12.3%

ACRA Trust Series 2024-NQM1, Class M1A

6.19% (1),(12)	10/25/64	1,470,000	1,482,865

Ajax Mortgage Loan Trust Series 2021-D, Class A

5.00% (1)	03/25/60	2,794,344	2,795,002

American Home Mortgage Assets Trust Series 2006-6, Class XP (P/O)

0.04% (12)	12/25/46	17,656,061	150,883

American Home Mortgage Assets Trust Series 2007-1, Class A1

4.81% (1 yr. MTA + 0.700%) (2)	02/25/47	2,222,762	771,761

American Home Mortgage Assets Trust Series 2007-5, Class XP (P/O)

0.06% (12)	06/25/47	7,031	99

Angel Oak Mortgage Trust Series 2024-11, Class M1A

6.58% (1),(12)	08/25/69	1,925,000	1,955,346

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

October 31, 2025

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Angel Oak Mortgage Trust Series 2024-6, Class A2

4.65% (1)	11/25/67	$2,137,776	$2,121,656

Atlas Funding PLC Series 2023-1, Class F

13.71% (1 day GBP SONIA + 9.730%) (2),(3)	01/20/61	GBP 725,000	1,000,058

Banc of America Alternative Loan Trust Series 2006-5, Class CB8

4.42% (1 mo. USD Term SOFR + 0.424%) (2)	06/25/46	1,355,339	1,105,405

Banc of America Alternative Loan Trust Series 2006-5, Class CB9 (I/O) (I/F)

2.58% (-1 mo. USD Term SOFR + 6.576%) (2)	06/25/46	1,355,347	166,723

Banc of America Funding Trust Series 2006-3, Class 5A3

5.50%	03/25/36	4,140	3,796

Banc of America Funding Trust Series 2006-7, Class T2A5

6.54%	10/25/36	585,055	533,493

Banc of America Funding Trust Series 2014-R5, Class 1A2

3.90% (6 mo. USD Term SOFR + 1.928%) (1),(2)	09/26/45	944,734	674,606

BCAP LLC Trust Series 2007-AA2, Class 2A12

5.50%	04/25/37	2,358,803	950,935

BCMSC Trust Series 1999-B, Class A2

6.98% (12)	12/17/29	997,492	60,232

BCMSC Trust Series 2000-A, Class A3

7.83% (12)	06/15/30	1,658,345	108,887

BCMSC Trust Series 2000-A, Class A4

8.29% (12)	06/15/30	142,144	9,883

Bear Stearns ARM Trust Series 2004-3, Class 2A

4.55% (12)	07/25/34	4,479	4,224

Bear Stearns ARM Trust Series 2005-10, Class A3

6.02% (12)	10/25/35	89,314	89,085

Braccan Mortgage Funding PLC Series 2025-1A, Class X

7.92% (1 day GBP SONIA + 3.930%) (1),(2)	05/17/67	GBP 1,573,280	2,064,159

BRAVO Residential Funding Trust Series 2023-NQM5, Class B1

7.30% (1),(12)	06/25/63	3,210,000	3,219,177

C-BASS Mortgage Loan Trust Series 2007-CB2, Class A2B

3.50%	02/25/37	782,948	457,299

Issues	Maturity Date	Principal Amount		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

C-BASS Trust Series 2006-CB7, Class A4

4.43% (1 mo. USD Term SOFR + 0.434%) (2)	10/25/36		$31,160	$21,908

C-BASS Trust Series 2007-CB1, Class AF3

3.11%	01/25/37		924,044	258,196

C-BASS Trust Series 2007-CB1, Class AF6

3.11%	01/25/37		1,631,327	455,691

Cascade MH Asset Trust Series 2022-MH1, Class A

4.25% (1)	08/25/54		1,054,926	1,029,967

CFMT LLC Series 2024-NR1, Class A1

6.41% (1)	11/25/29		1,434,101	1,447,064

CFMT LLC Series 2024-R1, Class A3

4.00% (1)	10/25/54		1,500,000	1,434,951

CHL Mortgage Pass-Through Trust Series 2007-20, Class A1

6.50%	01/25/38		196,389	84,518

CHL Mortgage Pass-Through Trust Series 2007-7, Class A9

5.50%	06/25/37		577,082	253,396

CHNGE Mortgage Trust Series 2023-1, Class M1

8.12% (1),(12)	03/25/58		580,000	583,021

CIM Trust Series 2021-R5, Class A1B

2.00% (1),(12)	08/25/61		681,000	473,137

CIM Trust Series 2025-R1, Class A1

5.00% (1)	02/25/99		2,118,988	2,109,326

Citadel PLC Series 2024-1, Class X

7.98% (1 day GBP SONIA + 4.000%) (2),(3)	04/28/60	GBP	153,736	202,254

Citigroup Mortgage Loan Trust, Inc. Series 2005-WF2, Class AF6A

6.13%	08/25/35		1,311,051	1,221,974

Citigroup Mortgage Loan Trust, Inc. Series 2006-WF1, Class A2C

6.10%	03/25/36		26,744	12,462

Citigroup Mortgage Loan Trust, Inc. Series 2009-10, Class 2A2

7.00% (1),(12)	12/25/35		479,943	344,839

CitiMortgage Alternative Loan Trust Series 2005-A1, Class 1A5

5.50%	07/25/35		1,139,978	1,094,467

CitiMortgage Alternative Loan Trust Series 2006-A1, Class 1A5

5.50%	04/25/36		207,719	193,034

CitiMortgage Alternative Loan Trust Series 2007-A1, Class 1A1

6.00%	01/25/37		88,519	80,783

CitiMortgage Alternative Loan Trust Series 2007-A1, Class 1A5

6.00%	01/25/37		168,967	154,201

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

CitiMortgage Alternative Loan Trust Series 2007-A2, Class 1A13

5.75%	02/25/37	$194,016	$172,589

CitiMortgage Alternative Loan Trust Series 2007-A3, Class 1A7

5.75%	03/25/37	154,394	136,873

CitiMortgage Alternative Loan Trust Series 2007-A5, Class 1A1

6.00%	05/25/37	673,882	622,460

COLT Mortgage Loan Trust Series 2024-7, Class B1

7.15% (1),(12)	12/26/69	1,000,000	1,013,885

COLT Mortgage Loan Trust Series 2025-7, Class B1

6.92% (1),(12)	06/25/70	2,000,000	2,008,257

Conseco Finance Securitizations Corp. Series 2000-1, Class A5

8.06% (12)	09/01/29	3,422,743	437,780

Conseco Finance Securitizations Corp. Series 2000-4, Class A5

7.97%	05/01/32	1,992,158	252,815

Countrywide Alternative Loan Trust Series 2004-30CB, Class 1A6

5.50%	02/25/35	717,274	715,617

Countrywide Alternative Loan Trust Series 2005-10CB, Class 1A8

5.50%	05/25/35	1,275,829	1,045,111

Countrywide Alternative Loan Trust Series 2005-46CB, Class A3

5.50%	10/25/35	213,972	148,973

Countrywide Alternative Loan Trust Series 2005-46CB, Class A4

5.25%	10/25/35	161,685	110,423

Countrywide Alternative Loan Trust Series 2005-46CB, Class A7

5.50%	10/25/35	456,102	317,552

Countrywide Alternative Loan Trust Series 2005-55CB, Class 1A1

5.50%	11/25/35	178,782	117,895

Countrywide Alternative Loan Trust Series 2005-64CB, Class 2A1

6.00%	11/25/35	2,989,072	411,614

Countrywide Alternative Loan Trust Series 2005-65CB, Class 2A4

5.50%	12/25/35	269,210	183,793

Countrywide Alternative Loan Trust Series 2005-67CB, Class A1

5.50%	01/25/36	53,723	39,678

Countrywide Alternative Loan Trust Series 2005-74T1, Class A5

6.00%	01/25/36	442,690	251,401

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Countrywide Alternative Loan Trust Series 2005-7CB, Class 2A2 (I/O) (I/F)

0.94% (-1 mo. USD Term SOFR + 4.936%) (2)	03/01/38	$1,113,478	$67,348

Countrywide Alternative Loan Trust Series 2005-86CB, Class A1

5.50%	02/25/36	503,276	284,975

Countrywide Alternative Loan Trust Series 2005-86CB, Class A8

5.50%	02/25/36	230,069	130,274

Countrywide Alternative Loan Trust Series 2006-19CB, Class A15 (PAC)

6.00%	08/25/36	112,099	63,000

Countrywide Alternative Loan Trust Series 2006-19CB, Class A17 (TAC)

4.51% (1 mo. USD Term SOFR + 0.514%) (2)	08/25/36	3,718,471	1,586,778

Countrywide Alternative Loan Trust Series 2006-19CB, Class A18 (I/O) (I/F)

1.49% (-1 mo. USD Term SOFR + 5.486%) (2)	08/25/36	3,589,193	449,764

Countrywide Alternative Loan Trust Series 2006-32CB, Class A18

6.00%	11/25/36	127,682	71,960

Countrywide Alternative Loan Trust Series 2006-34, Class A5

6.25%	11/25/46	1,255,120	557,990

Countrywide Alternative Loan Trust Series 2006-J1, Class 1A11

5.50%	02/25/36	173,866	117,535

Countrywide Alternative Loan Trust Series 2007-13, Class A1 (PAC)

6.00%	06/25/47	269,059	138,763

Countrywide Alternative Loan Trust Series 2007-15CB, Class A6

5.75%	07/25/37	504,406	286,138

Countrywide Alternative Loan Trust Series 2007-15CB, Class A7

6.00%	07/25/37	1,796,533	1,054,107

Countrywide Alternative Loan Trust Series 2007-16CB, Class 1A7

6.00%	08/25/37	6,111	4,489

Countrywide Alternative Loan Trust Series 2007-18CB, Class 2A25

6.00%	08/25/37	289,725	171,722

Countrywide Alternative Loan Trust Series 2007-22, Class 2A16

6.50%	09/25/37	235,524	83,654

Countrywide Alternative Loan Trust Series 2007-5CB, Class 1A3

6.00%	04/25/37	168,131	82,596

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

October 31, 2025

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Countrywide Alternative Loan Trust Series 2007-5CB, Class 1A4

6.00%	04/25/37	$496,010	$243,671

Credit-Based Asset Servicing & Securitization LLC Series 2006-MH1, Class B1

6.75% (1)	10/25/36	20,564	20,485

Cross Mortgage Trust Series 2024-H4, Class B1B

8.11% (1),(12)	07/25/69	3,768,000	3,806,262

Cross Mortgage Trust Series 2024-H5, Class B1B

8.11% (1),(12)	08/26/69	3,654,000	3,689,190

Cross Mortgage Trust Series 2024-H6, Class A2

5.38% (1)	09/25/69	822,334	822,462

Cross Mortgage Trust Series 2024-H6, Class A3

5.48% (1)	09/25/69	740,101	739,656

Cross Mortgage Trust Series 2024-H7, Class B1B

7.58% (1),(12)	11/25/69	3,930,000	3,951,414

Cross Mortgage Trust Series 2024-H8, Class B1B

7.35% (1),(12)	12/25/69	3,300,000	3,297,413

Cross Mortgage Trust Series 2025-H5, Class B1B

7.63% (1),(12)	07/25/70	3,160,000	3,168,587

CSMC Mortgage-Backed Trust Series 2006-7, Class 10A6

6.50%	08/25/36	1,021,126	481,114

CSMC Mortgage-Backed Trust Series 2006-7, Class 8A11

6.50%	08/25/36	390,632	143,891

CSMC Mortgage-Backed Trust Series 2007-5, Class 1A9

7.00% (12)	08/25/37	722,426	406,987

CSMC Trust Series 2014-8R, Class 3A2

5.53% (1),(12)	02/27/36	866,048	724,947

Deutsche Alt-B Securities, Inc. Mortgage Loan Trust Series 2006-AB2, Class A2

4.69% (12)	06/25/36	170,994	159,040

Deutsche Mortgage & Asset Receiving Corp. Series 2014-RS1, Class 1A2

6.50% (1),(12)	07/27/37	261,743	215,759

EFMT Series 2024-NQM1, Class B1B

7.55% (1),(12)	11/25/69	2,867,000	2,878,829

EFMT Series 2025-INV2, Class B1

7.50% (1),(12)	05/26/70	4,000,000	4,055,010

Ellington Financial Mortgage Trust Series 2022-4, Class B1

5.89% (1),(12)	09/25/67	900,000	892,889

Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA6, Class B2

11.68% (30 day USD SOFR Average + 7.500%) (1),(2)	10/25/41	2,940,000	3,099,003

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA7, Class B2

11.98% (30 day USD SOFR Average + 7.800%) (1),(2)	11/25/41	$3,840,000	$4,074,327

Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA3, Class B2

10.43% (30 day USD SOFR Average + 6.250%) (1),(2)	09/25/41	3,220,789	3,340,740

Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA1, Class M2

6.68% (30 day USD SOFR Average + 2.500%) (1),(2)	01/25/42	1,000,000	1,017,725

Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-HRP1, Class B1

13.55% (30 day USD SOFR Average + 9.364%) (1),(2)	11/25/39	3,983,627	4,259,884

Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R04, Class 2B1

9.55% (30 day USD SOFR Average + 5.364%) (1),(2)	06/25/39	721,491	740,994

Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R06, Class 2B1

8.05% (30 day USD SOFR Average + 3.864%) (1),(2)	09/25/39	798,892	816,442

Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R01, Class 1B2

10.18% (30 day USD SOFR Average + 6.000%) (1),(2)	10/25/41	6,635,000	6,900,864

Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R03, Class 1B2

9.68% (30 day USD SOFR Average + 5.500%) (1),(2)	12/25/41	3,620,000	3,770,899

Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R01, Class 1B2

10.18% (30 day USD SOFR Average + 6.000%) (1),(2)	12/25/41	5,710,000	5,981,866

First Franklin Mortgage Loan Trust Series 2006-FF13, Class A2C

4.43% (1 mo. USD Term SOFR + 0.434%) (2)	10/25/36	332,754	221,433

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

First Franklin Mortgage Loan Trust Series 2007-FF2, Class A2D

4.55% (1 mo. USD Term SOFR + 0.554%) (2)	03/25/37	$631,339	$303,707

First Horizon Alternative Mortgage Securities Trust Series 2007-FA1, Class A4

6.25%	03/25/37	535,409	186,664

First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A4

5.75%	04/25/37	705,788	218,858

GCAT Trust Series 2021-NQM6, Class A1

1.86% (1),(12)	08/25/66	1,186,837	1,088,986

GCAT Trust Series 2025-NQM1, Class B1

7.09% (1),(12)	11/25/69	4,036,000	4,066,027

GCAT Trust Series 2025-NQM4, Class B1

7.21% (1),(12)	06/25/70	3,356,000	3,386,690

GSAA Home Equity Trust Series 2007-5, Class 1F3B

6.00% (12)	05/25/37	4,300,000	293,374

GSAA Home Equity Trust Series 2007-5, Class 1F5B

6.44%	05/25/37	1,987,261	135,920

GSAA Home Equity Trust Series 2007-5, Class 2A2A

4.57% (1 mo. USD Term SOFR + 0.574%) (2)	04/25/47	710,749	310,509

GSAA Trust Series 2006-7, Class AF3

6.72%	03/25/46	2,668,503	945,600

GSAA Trust Series 2007-3, Class 2A1B

4.31% (1 mo. USD Term SOFR + 0.314%) (2)	03/25/47	166,316	7,399

GSR Mortgage Loan Trust Series 2005-AR6, Class 2A1

5.12% (12)	09/25/35	2,328	2,239

HarborView Mortgage Loan Trust Series 2005-9, Class 2A1A

4.83% (1 mo. USD Term SOFR + 0.794%) (2)	06/20/35	11,508	11,155

HarborView Mortgage Loan Trust Series 2005-9, Class 2X (I/O)

0.00% (1),(9),(14)	06/20/35	843,954	1

HarborView Mortgage Loan Trust Series 2006-4, Class 1A1A

4.51% (1 mo. USD Term SOFR + 0.474%) (2)	05/19/46	2,356,704	1,168,644

HarborView Mortgage Loan Trust Series 2006-5, Class X2 (I/O)

0.07% (12)	07/19/46	2,452,767	25

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

HOMES Trust Series 2023-NQM1, Class B1

6.98% (1),(12)	01/25/68	$2,900,000	$2,893,900

HOMES Trust Series 2024-NQM2, Class B1

7.71% (1),(12)	10/25/69	5,461,000	5,535,180

HOMES Trust Series 2025-NQM1, Class M1

6.52% (1),(12)	01/25/70	3,542,000	3,587,434

HOMES Trust Series 2025-NQM4, Class B1

6.90% (1),(12)	08/25/70	2,405,500	2,411,627

Homeward Opportunities Fund Trust Series 2024-RRTL2, Class A2

6.37% (1)	09/25/39	3,800,000	3,814,901

Homeward Opportunities Fund Trust Series 2025-RRTL1, Class M1

6.83% (1),(12)	03/25/40	2,645,000	2,665,337

Homeward Opportunities Fund Trust Series 2025-RRTL2, Class A2

5.66% (1)	09/25/40	4,130,000	4,140,068

HSI Asset Loan Obligation Trust Series 2007-WF1, Class A5

6.72%	12/25/36	237,868	73,818

IndyMac INDX Mortgage Loan Trust Series 2006-AR3, Class 2A1A

3.81% (12)	03/25/36	65,577	44,624

JPMorgan Alternative Loan Trust Series 2006-S1, Class 3A4

6.18% (12)	03/25/36	855,667	775,442

JPMorgan Mortgage Acquisition Trust Series 2006-CH2, Class AF3

4.42%	09/25/29	408,624	245,341

JPMorgan Mortgage Acquisition Trust Series 2006-CW2, Class AF4

6.08%	08/25/36	1,334,898	790,384

JPMorgan Mortgage Acquisition Trust Series 2006-CW2, Class AF5

6.34%	08/25/36	253,672	150,143

JPMorgan Mortgage Acquisition Trust Series 2006-WF1, Class A5

6.91%	07/25/36	1,581,745	416,106

JPMorgan Mortgage Acquisition Trust Series 2007-CH1, Class AF6

4.43%	11/25/36	707	702

JPMorgan Mortgage Acquisition Trust Series 2007-CH2, Class AF2

4.16%	01/25/37	359,493	178,319

JPMorgan Mortgage Acquisition Trust Series 2007-CH2, Class AF3

4.16%	10/25/30	551,917	273,733

JPMorgan Mortgage Trust Series 2007-S1, Class 2A11

6.00%	03/25/37	353,290	129,540

JPMorgan Mortgage Trust Series 2024-CES1, Class A1B

6.02% (1)	06/25/54	836,696	841,713

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

October 31, 2025

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

JPMorgan Mortgage Trust Series 2024-CES1, Class A2

6.15% (1)	06/25/54	$532,852	$537,416

JPMorgan Mortgage Trust Series 2025-CES1, Class A3

6.07% (1),(12)	05/25/55	1,539,000	1,556,399

JPMorgan Mortgage Trust Series 2025-NQM1, Class B1

7.39% (1),(12)	06/25/65	3,243,000	3,318,919

JPMorgan Mortgage Trust Series 2025-NQM1, Class M1A

6.35% (1),(12)	06/25/65	3,190,000	3,220,183

Knock Issuer Trust Series 2025-1, Class A1

7.12% (1)	02/25/30	2,545,000	2,574,575

Lehman ABS Manufactured Housing Contract Trust Series 2001-B, Class M1

6.63% (12)	04/15/40	184,713	186,060

Lehman Mortgage Trust Series 2006-1, Class 1A5

5.50%	02/25/36	128,465	61,133

Lehman Mortgage Trust Series 2006-7, Class 2A5 (I/O) (I/F)

2.44% (-1 mo. USD Term SOFR + 6.436%) (2)	11/25/36	182,989	23,233

Lehman Mortgage Trust Series 2006-9, Class 3A2 (I/O) (I/F)

3.12% (-1 mo. USD Term SOFR + 7.116%) (2)	01/25/37	5,523,441	413,085

Lehman Mortgage Trust Series 2007-5, Class 10A2 (I/O) (I/F)

2.23% (-1 mo. USD Term SOFR + 6.226%) (2)	06/25/37	8,161,584	934,185

Lehman Mortgage Trust Series 2007-5, Class 7A3

7.50%	10/25/36	482,551	142,730

Lehman XS Trust Series 2005-1, Class 3A4

5.37%	07/25/35	23,209	24,719

Lehman XS Trust Series 2006-17, Class 1A (I/O)

0.60%	08/25/46	6,512,171	128,298

Lehman XS Trust Series 2006-17, Class 1A3

4.61% (1 mo. USD Term SOFR + 0.614%) (2)	08/25/46	161,630	147,943

LHOME Mortgage Trust Series 2023-RTL3, Class A1

8.00% (1)	08/25/28	3,721,472	3,731,203

LHOME Mortgage Trust Series 2025-RTL1, Class A2

5.95% (1)	01/25/40	3,609,000	3,636,484

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

MASTR Alternative Loan Trust Series 2005-2, Class 4A3

4.51% (1 mo. USD Term SOFR + 0.514%) (2)	03/25/35	$3,744	$3,699

MASTR Asset-Backed Securities Trust Series 2006-NC2, Class A3

4.33% (1 mo. USD Term SOFR + 0.334%) (2)	08/25/36	649,897	231,227

Merrill Lynch Alternative Note Asset Trust Series 2007-A1, Class A3

4.43% (1 mo. USD Term SOFR + 0.434%) (2)	01/25/37	615,799	187,595

Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-3, Class A2B

4.37% (1 mo. USD Term SOFR + 0.374%) (2)	06/25/37	184,324	184,897

Merrill Lynch Mortgage Investors Trust Series 2004-B, Class A1

4.61% (1 mo. USD Term SOFR + 0.614%) (2)	05/25/29	2,713	2,659

Merrill Lynch Mortgage Investors Trust Series 2006-HE6, Class A2B

3.96% (1 mo. USD Term SOFR + 0.414%) (2)	11/25/37	720,050	225,831

Merrill Lynch Mortgage Investors Trust Series 2006-RM2, Class A1A

4.48% (1 mo. USD Term SOFR + 0.484%) (2)	05/25/37	3,309,599	931,528

Mid-State Capital Corp. Trust Series 2005-1, Class A

5.75%	01/15/40	1,112	1,112

Mid-State Capital Corp. Trust Series 2006-1, Class A

5.79% (1)	10/15/40	20,347	20,446

Mid-State Trust XI Series 11, Class A1

4.86%	07/15/38	659	658

Morgan Stanley Mortgage Loan Trust Series 2007-13, Class 6A1

6.00%	10/25/37	172,960	89,494

Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV3, Class A1

6.50% (1),(12)	06/25/54	1,432,414	1,466,337

Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM1, Class B1B

7.13% (1),(12)	11/25/69	3,350,000	3,328,643

Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM5, Class M1

6.14% (1),(12)	07/25/70	4,055,000	4,095,857

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Nationstar Home Equity Loan Trust Series 2007-C, Class 2AV4

4.61% (1 mo. USD Term SOFR + 0.614%) (2)	06/25/37	$12,778	$12,592

Oakwood Mortgage Investors, Inc. Series 1999-C, Class A2

7.48%	08/15/27	190,509	141,147

OBX Trust Series 2022-NQM7, Class A3

5.70% (1)	08/25/62	1,133,138	1,131,914

OBX Trust Series 2024-NQM16, Class M1

6.37% (1),(12)	10/25/64	4,000,000	4,040,774

PMT Loan Trust Series 2024-INV1, Class A29

6.00% (1),(12)	10/25/59	1,131,678	1,143,092

PRET LLC Series 2025-NPL4, Class A1

6.37% (1)	04/25/55	4,094,283	4,121,919

PRET LLC Series 2025-NPL6, Class A1

5.74% (1)	06/25/55	3,466,600	3,483,040

PRET Trust Series 2025-NPL1, Class A1

6.06% (1)	02/25/55	1,680,435	1,687,122

PRKCM Trust Series 2023-AFC1, Class B1

7.42% (1),(12)	02/25/58	1,200,000	1,198,717

PRPM LLC Series 2024-RCF4, Class A2

4.00% (1)	07/25/54	1,600,000	1,557,133

PRPM LLC Series 2024-RPL1, Class B1

4.24% (1),(12)	12/25/64	8,131,000	7,547,980

PRPM LLC Series 2024-RPL1, Class M1

4.24% (1),(12)	12/25/64	1,600,000	1,537,998

PRPM LLC Series 2024-RPL3, Class A2

4.00% (1)	11/25/54	1,150,000	1,107,761

PRPM LLC Series 2024-RPL4, Class M1

4.00% (1)	12/25/54	1,280,000	1,193,901

PRPM LLC Series 2025-RCF1, Class A2

4.50% (1)	02/25/55	3,000,000	2,942,117

PRPM LLC Series 2025-RPL3, Class M2

3.25% (1)	04/25/55	4,150,000	3,751,442

PRPM Trust Series 2023-NQM2, Class B1

6.90% (1),(12)	08/25/68	1,250,000	1,252,184

PRPM Trust Series 2023-NQM3, Class B2

7.42% (1),(12)	11/25/68	850,000	848,695

PRPM Trust Series 2025-NQM1, Class M1B

7.14% (1),(12)	11/25/69	2,300,000	2,339,702

RALI Trust Series 2005-QS14, Class 3A3

6.00%	09/25/35	93,873	83,254

RALI Trust Series 2005-QS16, Class A7

5.50%	11/25/35	302,112	269,505

RALI Trust Series 2006-QS15, Class A3

6.50%	10/25/36	666,195	586,430

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

RALI Trust Series 2006-QS18, Class 2A2 (I/O) (I/F)

2.44% (-1 mo. USD Term SOFR + 6.436%) (2)	12/25/36	$3,246,277	$408,167

RALI Trust Series 2006-QS4, Class A2 (PAC)

6.00%	04/25/36	238,251	195,871

RALI Trust Series 2006-QS4, Class A4

6.00%	04/25/36	295,142	242,641

RALI Trust Series 2006-QS6, Class 1A15

6.00%	06/25/36	117,547	97,061

RALI Trust Series 2006-QS6, Class 1A2

6.00%	06/25/36	461,768	381,290

RALI Trust Series 2006-QS6, Class 1A4

6.00%	06/25/36	770,660	636,347

RALI Trust Series 2007-QH9, Class X (P/O)

0.70% (12)	11/25/37	9,594,257	323,695

RALI Trust Series 2007-QO2, Class A1

4.26% (1 mo. USD Term SOFR + 0.264%) (2)	02/25/47	502,303	152,581

RALI Trust Series 2007-QS1, Class 1A4

6.00%	01/25/37	374,526	301,508

RALI Trust Series 2007-QS1, Class 2A1 (I/O) (I/F)

2.53% (-1 mo. USD Term SOFR + 6.526%) (2)	01/25/37	5,252,953	722,502

RALI Trust Series 2007-QS3, Class A1

6.50%	02/25/37	355,800	303,223

RALI Trust Series 2007-QS7, Class 1A1 (PAC)

6.00%	05/25/37	40,441	34,097

RCKT Mortgage Trust Series 2024-CES5, Class A3

6.44% (1)	08/25/44	860,000	872,129

RCKT Mortgage Trust Series 2024-CES6, Class B1

7.23% (1)	09/25/44	2,300,000	2,325,008

RCKT Mortgage Trust Series 2024-CES8, Class A2

5.66% (1)	11/25/44	1,560,000	1,570,057

RCKT Mortgage Trust Series 2024-CES8, Class B1

7.40% (1)	11/25/44	5,010,000	5,098,975

Residential Asset Mortgage Products Trust Series 2006-EFC2, Class A4

4.55% (1 mo. USD Term SOFR + 0.554%) (2)	12/25/36	4,881	4,867

Residential Asset Securitization Trust Series 2003-A15, Class 1A3 (I/O) (I/F)

3.44% (-1 mo. USD Term SOFR + 7.436%) (2)	02/25/34	321,898	39,798

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

October 31, 2025

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Residential Asset Securitization Trust Series 2005-A8CB, Class A9

5.38%	07/25/35	$217,308	$112,895

Residential Asset Securitization Trust Series 2006-A12, Class A1

6.25%	11/25/36	508,297	179,106

Residential Asset Securitization Trust Series 2006-A15, Class A2

6.25%	01/25/37	506,579	174,238

Residential Asset Securitization Trust Series 2006-A16, Class 1A3

6.00%	02/25/37	333,390	139,806

Residential Asset Securitization Trust Series 2006-A5CB, Class A4

6.00%	06/25/36	209,435	78,632

Residential Asset Securitization Trust Series 2007-A1, Class A1

6.00%	03/25/37	326,093	100,710

Residential Asset Securitization Trust Series 2007-A3, Class 1A4

5.75%	04/25/37	458,887	201,829

Residential Asset Securitization Trust Series 2007-A6, Class 1A3

6.00%	06/25/37	138,928	69,418

RFMSI Trust Series 2006-S10, Class 1A1

6.00%	10/25/36	564,507	462,209

RFMSI Trust Series 2006-S3, Class A7

5.50%	03/25/36	369,312	303,042

RFMSI Trust Series 2006-S6, Class A10

6.00%	07/25/36	181,230	157,774

RFMSI Trust Series 2006-S6, Class A14

6.00%	07/25/36	58,111	50,590

RFMSI Trust Series 2007-S8, Class 1A1

6.00%	09/25/37	131,285	90,981

Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF4

2.82%	01/25/36	224,425	193,763

Securitized Asset-Backed Receivables LLC Trust Series 2007-NC1, Class A2B

4.41% (1 mo. USD Term SOFR + 0.414%) (2)	12/25/36	798,746	395,885

Shamrock Residential DAC Series 2024-1A, Class C

4.09% (1 mo. EUR EURIBOR + 2.200%) (1),(2)	12/24/78	EUR 1,075,000	1,234,484

Soundview Home Loan Trust Series 2007-OPT2, Class 2A4

4.36% (1 mo. USD Term SOFR + 0.364%) (2)	07/25/37	218,564	184,704

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Soundview Home Loan Trust Series 2007-OPT4, Class 1A1

5.11% (1 mo. USD Term SOFR + 1.114%) (2)	09/25/37	$348,014	$258,554

Structured Adjustable Rate Mortgage Loan Trust Series 2004-1, Class 4A1

6.34% (12)	02/25/34	623	605

Structured Asset Mortgage Investments II Trust Series 2006-AR2, Class A1

4.57% (1 mo. USD Term SOFR + 0.574%) (2)	02/25/36	7,148	6,744

Towd Point Mortgage Trust Series 2024-CES1, Class A1B

6.05% (1),(12)	01/25/64	700,831	705,159

VCAT LLC Series 2025-NPL1, Class A1

5.88% (1)	01/25/55	5,255,920	5,267,386

Verus Securitization Trust Series 2022-2, Class A2

4.26% (1)	02/25/67	805,828	771,844

Verus Securitization Trust Series 2023-1, Class B1

6.86% (1),(12)	12/25/67	1,150,000	1,146,769

Verus Securitization Trust Series 2023-INV1, Class B1

7.47% (1),(12)	02/25/68	1,120,000	1,119,025

Verus Securitization Trust Series 2024-INV1, Class B2

8.46% (1),(12)	03/25/69	3,000,000	3,038,368

Verus Securitization Trust Series 2024-INV2, Class B2

7.96% (1),(12)	08/26/69	550,000	551,623

Verus Securitization Trust Series 2025-INV1, Class B1

6.95% (1),(12)	02/25/70	1,750,000	1,765,096

Visio Trust Series 2023-1, Class B1

7.81% (1),(12)	03/25/58	900,000	901,562

VOLT CIII LLC Series 2021-CF1, Class A1

5.99% (1)	08/25/51	376,461	376,952

VOLT XCVI LLC Series 2021-NPL5, Class A2

8.83% (1)	03/27/51	391,114	391,387

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-2, Class 1A6

6.00%	03/25/36	17,180	17,095

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-AR3, Class X3 (I/O)

1.15%	05/25/46	5,394,913	246,941

Wells Fargo Alternative Loan Trust Series 2007-PA2, Class 1A1

6.00%	06/25/37	143,613	132,338

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Wells Fargo Alternative Loan Trust Series 2007-PA5, Class 1A1

6.25%	11/25/37	$255,840	$232,524

Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR14, Class 2A3

6.50% (12)	10/25/36	23,065	21,239

Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR4, Class 2A1

6.09% (12)	04/25/36	4,551	4,514

Wells Fargo Mortgage-Backed Securities Trust Series 2007-7, Class A1

6.00%	06/25/37	1,241,434	1,165,787

Total Residential Mortgage-Backed Securities — Non-agency

(Cost: $275,899,434)			258,680,827

BANK LOANS — 7.9%

Advertising — 0.1%

Advantage Sales & Marketing, Inc. 2024 Term Loan

8.45% (3 mo. USD Term SOFR + 4.250%) (2)	10/28/27	1,080,028	955,749

Outfront Media Capital LLC 2025 Term Loan B

0.00% (16)	09/24/32	1,000,000	1,000,780

Red Ventures LLC 2024 Term Loan B

6.71% (1 mo. USD Term SOFR + 2.750%) (2)	03/04/30	476,794	444,857

			2,401,386

Aerospace & Defense — 0.1%

TransDigm, Inc. 2023 Term Loan J

6.50% (3 mo. USD Term SOFR + 2.500%) (2)	02/28/31	722,123	723,918

TransDigm, Inc. 2025 Term Loan K

6.25% (3 mo. USD Term SOFR + 2.250%) (2)	03/22/30	427,196	428,025

TransDigm, Inc. 2025 Term Loan M

6.50% (3 mo. USD Term SOFR + 2.500%) (2)	08/19/32	1,466,597	1,468,752

			2,620,695

Airlines — 0.1%

SkyMiles IP Ltd. 2025 Repriced Term Loan B

0.00% (16)	10/20/28	1,768,576	1,779,346

Apparel — 0.1%

ABG Intermediate Holdings 2 LLC 2024 1st Lien Term Loan B

6.21% (1 mo. USD Term SOFR + 2.250%) (2)	12/21/28	730,060	730,585

Issues	Maturity Date	Principal Amount	Value

Apparel (Continued)

ABG Intermediate Holdings 2 LLC 2025 Delayed Draw Term Loan

6.21% (1 mo. USD Term SOFR + 2.250%) (2)	02/13/32	$497,500	$497,189

			1,227,774

Auto Parts & Equipment — 0.0%

First Brands Group LLC 2021 Term Loan

0.00% (16)	03/30/27	500,000	166,500

Beverages — 0.2%

Arterra Wines Canada, Inc. 2020 Term Loan

7.76% (3 mo. USD Term SOFR + 3.500%) (2)	11/24/27	495,475	483,846

Celsius Holdings, Inc. 2025 Term Loan B

6.48% (3 mo. USD Term SOFR + 3.000%) (2)	04/01/32	419,032	421,780

Naked Juice LLC 2025 FLFO Term Loan

9.50% (3 mo. USD Term SOFR + 5.500%) (2)	01/24/29	2,226,519	2,248,484

Naked Juice LLC 2025 FLSO Term Loan

7.35% (3 mo. USD Term SOFR + 3.250%) (2)	01/24/29	93,403	71,126

Naked Juice LLC 2025 FLTO Term Loan

10.10% (3 mo. USD Term SOFR + 6.000%) (2)	01/24/30	74,507	31,932

Triton Water Holdings, Inc. 2025 Term Loan B

6.25% (3 mo. USD Term SOFR + 2.250%) (2)	03/31/28	1,493,737	1,499,376

			4,756,544

Building Materials — 0.0%

PHRG Intermediate LLC 2025 Term Loan B

8.00% (3 mo. USD Term SOFR + 4.000%) (2)	02/20/32	879,928	860,684

Chemicals — 0.1%

Chemours Co. 2025 Term Loan B

7.46% (1 mo. USD Term SOFR + 3.500%) (2)	10/15/32	1,058,632	1,043,811

Mativ Holdings, Inc. Delayed Draw Term Loan A

6.56% (1 mo. USD Term SOFR + 2.500%) (2)	05/06/27	84,299	83,878

Nouryon Finance BV 2024 Term Loan B2

0.00% (16)	04/03/28	1,000,000	1,000,470

			2,128,159

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

October 31, 2025

Issues	Maturity Date	Principal Amount	Value

Commercial Services — 0.9%

Albion Financing 3 SARL 2025 USD Term Loan

7.22% (3 mo. USD Term SOFR + 3.000%) (2)	05/21/31	$997,500	$1,004,986

Allied Universal Holdco LLC 2025 USD Term Loan B

7.31% (1 mo. USD Term SOFR + 3.250%) (2)	08/20/32	1,300,000	1,306,740

Anticimex Global AB 2025 USD Term Loan

0.00% (16)	11/17/31	750,000	750,000

Anticimex International AB 2021 Term Loan B1

0.00% (16)	11/16/28	1,000,000	1,005,800

ASP Dream Acquisition Co. LLC Term Loan B

8.31% (1 mo. USD Term SOFR + 4.250%) (2)	12/15/28	1,120,022	1,061,221

Boost Newco Borrower LLC 2025 USD Term Loan B

6.00% (3 mo. USD Term SOFR + 2.000%) (2)	01/31/31	634,748	637,128

CCRR Parent, Inc. Term Loan B

8.71% (3 mo. USD Term SOFR + 4.250%) (2)	03/06/28	133,846	44,504

CCRR Parent, Inc. US Acquisition Facility

8.55% (3 mo. USD Term SOFR + 4.250%) (2)	03/06/28	403,477	136,428

Element Materials Technology Group U.S. Holdings, Inc. 2022 USD Term Loan

7.68% (3 mo. USD Term SOFR + 3.675%) (2)	07/06/29	247,593	249,760

Ensemble RCM LLC 2024 Term Loan B

6.84% (3 mo. USD Term SOFR + 3.000%) (2)	08/01/29	994,950	1,000,054

Fugue Finance BV 2025 Repriced Term Loan

6.95% (3 mo. USD Term SOFR + 2.750%) (2)	01/09/32	1,201,627	1,206,229

Kelso Industries LLC Term Loan

9.71% (1 mo. USD Term SOFR + 5.750%) (2),(17)	12/30/29	112,775	113,057

KUEHG Corp. 2025 Term Loan

0.00% (16)	06/12/30	500,000	499,108

Learning Care Group U.S. No. 2, Inc. 2024 Term Loan B

0.00% (16)	08/11/28	500,000	491,750

Nuvei Technologies Corp. 2025 Repriced Term Loan B

6.71% (3 mo. USD Term SOFR + 2.750%) (2)	11/17/31	1,495,003	1,498,240

Issues	Maturity Date	Principal Amount	Value

Commercial Services (Continued)

Prime Security Services Borrower LLC 2025 Incremental Term Loan B

0.00% (16)	03/07/32	$1,000,000	$995,625

Priority Holdings LLC 2025 Term Loan B

7.71% (1 mo. USD Term SOFR + 3.750%) (2)	07/30/32	340,424	341,020

Raven Acquisition Holdings LLC Delayed Draw Term Loan

0.00% (16)	11/19/31	66,979	67,075

Raven Acquisition Holdings LLC Term Loan B

0.00% (16)	11/19/31	933,021	934,355

Ryan LLC Term Loan

7.46% (1 mo. USD Term SOFR + 3.500%) (2)	11/14/30	1,122,731	1,119,924

TruGreen LP 2020 Term Loan

8.06% (1 mo. USD Term SOFR + 4.000%) (2)	11/02/27	661,935	650,351

TTF Holdings LLC 2024 Term Loan

7.79% (6 mo. USD Term SOFR + 3.750%) (2)	07/18/31	1,272,106	1,175,108

Valvoline, Inc. Term Loan B

0.00% (16)	03/19/32	659,040	661,017

Veritiv Corp. Term Loan B

8.00% (3 mo. USD Term SOFR + 4.000%) (2)	12/02/30	565,257	544,368

VT Topco, Inc. 2024 1st Lien Term Loan B

6.96% (1 mo. USD Term SOFR + 3.000%) (2)	08/09/30	997,481	984,015

XPLOR T1 LLC Term Loan B

0.00% (16)	06/24/31	1,000,000	1,001,250

			19,479,113

Computers — 0.3%

Access CIG LLC 2025 Term Loan

7.96% (1 mo. USD Term SOFR + 4.000%) (2)	08/19/30	994,968	992,247

Amentum Government Services Holdings LLC 2024 Term Loan B

6.21% (1 mo. USD Term SOFR + 2.250%) (2)	09/29/31	1,005,000	1,006,005

McAfee LLC 2024 1st Lien Term Loan B

6.96% (1 mo. USD Term SOFR + 3.000%) (2)	03/01/29	133,629	127,226

Nielsen Consumer, Inc. 2025 USD 1st Lien Term Loan

6.46% (1 mo. USD Term SOFR + 2.500%) (2)	10/31/30	497,503	497,503

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

Computers (Continued)

Peraton Corp. Term Loan B

7.69% (3 mo. USD Term SOFR + 3.750%) (2)	02/01/28	$901,028	$780,723

Ping Identity Holding Corp. 2025 Term Loan

0.00% (16)	10/31/32	500,000	500,937

Tempo Acquisition LLC 2025 Repriced Term Loan B

5.71% (1 mo. USD Term SOFR + 1.750%) (2)	08/31/28	994,987	970,735

Twitter, Inc. Term Loan

10.45% (6 mo. USD Term SOFR + 6.500%) (2)	10/26/29	830,463	810,739

X Corp. 2025 Fixed Term Loan

9.50%	10/26/29	1,041,198	1,045,754

			6,731,869

Cosmetics/Personal Care — 0.0%

Opal Bidco SAS 1st Lien Term Loan B

0.00% (16)	04/28/32	882,841	887,670

Distribution & Wholesale — 0.1%

BCPE Empire Holdings, Inc. 2025 Term Loan B

7.21% (1 mo. USD Term SOFR + 3.250%) (2)	12/11/30	1,058,177	1,058,447

Gloves Buyer, Inc. 2025 Term Loan

7.96% (1 mo. USD Term SOFR + 4.000%) (2)	05/21/32	1,025,012	1,012,840

			2,071,287

Diversified Financial Services — 0.4%

Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6

5.78% (1 mo. USD Term SOFR + 1.750%) (2)	06/24/30	1,142,232	1,145,505

Blackhawk Network Holdings, Inc. 2025 Term Loan B

7.96% (1 mo. USD Term SOFR + 4.000%) (2)	03/12/29	816,524	820,799

Corpay Technologies Operating Co. LLC 2025 Term Loan B

0.00% (16)	10/01/32	1,000,000	999,690

Dechra Pharmaceuticals Holdings Ltd. USD Term Loan B

7.45% (6 mo. USD Term SOFR + 3.250%) (2)	01/27/32	199,000	199,788

Issues	Maturity Date	Principal Amount	Value

Diversified Financial Services (Continued)

Delos Aircraft DAC Term Loan

5.75% (3 mo. USD Term SOFR + 1.750%) (2)	10/31/27	$556,667	$559,698

Guggenheim Partners LLC 2024 Term Loan B

6.50% (3 mo. USD Term SOFR + 2.500%) (2)	11/26/31	218,151	219,333

Jane Street Group LLC 2024 Term Loan B1

6.20% (3 mo. USD Term SOFR + 2.000%) (2)	12/15/31	1,462,385	1,450,591

Jefferies Finance LLC 2024 Term Loan

6.80% (1 mo. USD Term SOFR + 2.750%) (2)	10/21/31	1,170,786	1,153,224

Orion Advisor Solutions, Inc. 2025 Repriced Term Loan

0.00% (16)	09/24/30	1,000,000	1,004,845

			7,553,473

Electric — 0.3%

Alpha Generation LLC Term Loan B

5.96% (1 mo. USD Term SOFR + 2.000%) (2)	09/30/31	1,772,339	1,776,566

Astoria Energy LLC 2025 Term Loan B

6.75% (3 mo. USD Term SOFR + 2.750%) (2)	06/23/32	740,316	743,903

Calpine Corp. 2024 Term Loan B10

5.71% (1 mo. USD Term SOFR + 1.750%) (2)	01/31/31	179,916	179,965

Calpine Corp. 2024 Term Loan B5

5.71% (1 mo. USD Term SOFR + 1.750%) (2)	02/15/32	1,000,000	1,000,370

Cornerstone Generation LLC Term Loan B

7.48% (3 mo. USD Term SOFR + 3.250%) (2)	08/11/32	181,482	183,330

Edgewater Generation LLC 2025 Repriced Term Loan

6.96% (1 mo. USD Term SOFR + 3.000%) (2)	08/01/30	69,602	69,867

Kestrel Acquisition LLC 2025 Term Loan

6.86% (3 mo. USD Term SOFR + 3.000%) (2)	11/06/31	217,117	217,644

Potomac Energy Center LLC 2025 Term Loan

6.84% (3 mo. USD Term SOFR + 3.000%) (2)	08/05/32	253,076	254,658

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

October 31, 2025

Issues	Maturity Date	Principal Amount	Value

Electric (Continued)

South Field LLC 2025 1st Lien Term Loan B

7.00% (3 mo. USD Term SOFR + 3.000%) (2)	08/29/31	$355,508	$358,175

South Field LLC 2025 1st Lien Term Loan C

7.00% (3 mo. USD Term SOFR + 3.000%) (2)	08/29/31	22,862	23,033

Talen Energy Supply LLC 2023 Term Loan B

6.73% (3 mo. USD Term SOFR + 2.500%) (2)	05/17/30	996,193	998,614

Vistra Operations Co. LLC 1st Lien Term Loan B3

5.71% (1 mo. USD Term SOFR + 1.750%) (2)	12/20/30	1,010,901	1,014,060

			6,820,185

Electrical Components & Equipment — 0.0%

Pelican Products, Inc. 2021 Term Loan

8.51% (3 mo. USD Term SOFR + 4.250%) (2)	12/29/28	980,296	794,530

Electronics — 0.0%

Coherent Corp. 2025 Term Loan B2

5.71% (1 mo. USD Term SOFR + 1.750%) (2)	07/02/29	241,897	242,576

LSF12 Crown U.S. Commercial Bidco LLC 2025 Term Loan B

7.66% (1 mo. USD Term SOFR + 3.500%) (2)	12/02/31	493,476	497,022

TCP Sunbelt Acquisition Co. 2024 Term Loan B

8.45% (3 mo. USD Term SOFR + 4.250%) (2)	10/24/31	44,663	44,998

			784,596

Engineering & Construction — 0.1%

Astrion Group LLC 2024 Term Loan

9.29% (6 mo. USD Term SOFR + 5.000%) (2)	08/29/31	1,496,231	1,346,607

DG Investment Intermediate Holdings 2, Inc. 2025 Term Loan

0.00% (16)	07/09/32	1,000,000	1,003,755

Legence Holdings LLC 2025 Term Loan B

6.97% (1 mo. USD Term SOFR + 3.000%) (2)	12/18/28	250,816	251,632

			2,601,994

Issues	Maturity Date	Principal Amount	Value

Entertainment — 0.4%

DK Crown Holdings, Inc. 2025 Term Loan B

5.86% (1 mo. USD Term SOFR + 1.750%) (2)	03/04/32	$1,122,710	$1,119,555

EOC Borrower LLC Term Loan A

7.71% (1 mo. USD Term SOFR + 3.750%) (2)	03/24/28	446,407	448,359

EOC Borrower LLC Term Loan B

6.96% (1 mo. USD Term SOFR + 3.000%) (2)	03/24/32	498,750	501,972

Flutter Financing BV 2024 Term Loan B

5.75% (3 mo. USD Term SOFR + 1.750%) (2)	11/30/30	248,106	247,424

Flutter Financing BV 2025 Term Loan B

6.00% (3 mo. USD Term SOFR + 2.000%) (2)	06/04/32	164,621	164,072

Great Canadian Gaming Corp. 2024 Term Loan B

8.75% (3 mo. USD Term SOFR + 4.750%) (2)	11/01/29	350,000	348,906

J&J Ventures Gaming LLC 2025 Repriced Term Loan B

7.46% (1 mo. USD Term SOFR + 3.500%) (2)	04/26/30	997,946	990,148

Live Nation Entertainment, Inc. 2025 Term Loan B

0.00% (16)	10/21/32	1,000,000	1,001,250

Showtime Acquisition LLC 2024 1st Lien Term Loan

8.94% (3 mo. USD Term SOFR + 4.750%) (2)	08/16/31	1,291,742	1,295,779

TKO Worldwide Holdings LLC 2025 Term Loan

6.04% (3 mo. USD Term SOFR + 2.000%) (2)	11/21/31	997,500	1,000,857

Voyager Parent LLC Term Loan B

8.75% (3 mo. USD Term SOFR + 4.750%) (2)	07/01/32	1,431,064	1,432,946

			8,551,268

Environmental Control — 0.1%

Action Environmental Group, Inc. 2023 Term Loan B

0.00% (16)	10/24/30	1,000,000	1,002,500

GFL Environmental, Inc. 2025 Term Loan B

6.67% (3 mo. USD Term SOFR + 2.500%) (2)	03/03/32	500,000	500,875

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

Environmental Control (Continued)

MIP V Waste Holdings LLC 2025 Term Loan B

0.00% (16)	08/20/32	$1,000,000	$1,005,000

			2,508,375

Food — 0.2%

1440 Food Topco LLC Term Loan B

8.96% (1 mo. USD Term SOFR + 5.000%) (2)	10/31/31	745,477	694,229

BCPE North Star U.S. HoldCo 2, Inc. Term Loan

8.08% (3 mo. USD Term SOFR + 4.000%) (2)	06/09/28	995,844	994,953

C&S Wholesale Grocers, Inc. Term Loan B

8.96% (3 mo. USD Term SOFR + 5.000%) (2)	09/20/30	1,595,825	1,576,875

United Natural Foods, Inc. 2024 Term Loan

8.71% (1 mo. USD Term SOFR + 4.750%) (2)	05/01/31	232,542	234,287

Upfield BV 2025 USD Term Loan B12

0.00% (16)	12/31/27	750,000	704,846

			4,205,190

Forest Products & Paper — 0.0%

Glatfelter Corp. Term Loan B

8.45% (3 mo. USD Term SOFR + 4.250%) (2)	11/04/31	467,993	443,657

Health Care-Products — 0.2%

Antylia Scientific Term Loan

7.99% (3 mo. USD Term SOFR + 4.000%) (2)	05/27/32	664,322	664,046

Bausch & Lomb Corp. 2023 Incremental Term Loan

7.96% (1 mo. USD Term SOFR + 4.000%) (2)	09/29/28	336,712	338,187

Medline Borrower LP 2025 Term Loan B

5.96% (1 mo. USD Term SOFR + 2.000%) (2)	10/23/28	864,159	865,814

QuidelOrtho Corp. Term Loan

8.00% (3 mo. USD Term SOFR + 4.000%) (2)	08/20/32	1,325,175	1,319,172

			3,187,219

Health Care-Services — 0.3%

ADMI Corp. 2021 Incremental Term Loan B3

7.83% (1 mo. USD Term SOFR + 3.750%) (2)	12/23/27	496,124	468,527

Issues	Maturity Date	Principal Amount	Value

Health Care-Services (Continued)

ADMI Corp. 2021 Term Loan B2

7.45% (1 mo. USD Term SOFR + 3.375%) (2)	12/23/27	$421,184	$397,844

ADMI Corp. 2023 Term Loan B5

9.71% (1 mo. USD Term SOFR + 5.750%) (2)	12/23/27	83,252	80,495

Charlotte Buyer, Inc. 2025 Repriced Term Loan B

8.30% (1 mo. USD Term SOFR + 4.250%) (2)	02/11/28	347,375	346,876

Dermatology Intermediate Holdings III, Inc. 2022 Term Loan B

8.09% (3 mo. USD Term SOFR + 4.250%) (2)	03/30/29	496,154	469,897

Heartland Dental LLC 2025 Term Loan

7.71% (1 mo. USD Term SOFR + 3.750%) (2)	08/25/32	1,393,261	1,398,047

IQVIA, Inc. 2025 Incremental Term Loan B5

5.75% (3 mo. USD Term SOFR + 1.750%) (2)	01/02/31	123,883	124,580

Modivcare, Inc. 2024 Term Loan B

12.75% (3 mo. USD Term SOFR + 8.750%) (2)	07/01/31	807,544	351,617

Modivcare, Inc. 2025 DIP Delayed Draw Term Loan

9.93% (3 mo. USD Term SOFR + 6.000%) (2)	02/22/26	299,786	296,788

Modivcare, Inc. 2025 DIP Term Loan

11.00% (1 mo. USD Term SOFR + 7.000%) (2)	02/22/26	562,664	557,037

Modivcare, Inc. 2025 Incremental Term Loan

15.44% (3 mo. USD Term SOFR + 11.500%) (2)	01/12/26	276,124	119,309

NAPA Management Services Corp. Term Loan B

9.31% (1 mo. USD Term SOFR + 5.250%) (2)	02/23/29	1,377,565	960,859

Pediatric Associates Holding Co. LLC 2021 Term Loan B

7.35% (3 mo. USD Term SOFR + 3.250%) (2)	12/29/28	1,254,570	1,202,963

Star Parent, Inc. Term Loan B

8.00% (3 mo. USD Term SOFR + 4.000%) (2)	09/27/30	189,407	189,956

			6,964,795

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

October 31, 2025

Issues	Maturity Date	Principal Amount	Value

Holding Companies — Diversified — 0.0%

GC Ferry Acquisition I, Inc. Term Loan

7.71% (3 mo. USD Term SOFR + 3.500%) (2),(18)	08/16/32	$937,393	$937,069

Home Furnishings — 0.1%

AI Aqua Merger Sub, Inc. 2024 1st Lien Term Loan B

7.13% (1 mo. USD Term SOFR + 3.000%) (2)	07/31/28	1,139,571	1,143,343

Household Products/Wares — 0.1%

Lavender Dutch BorrowerCo BV Term Loan

0.00% (16)	09/27/32	1,000,000	1,001,875

Insurance — 0.2%

AmWINS Group, Inc. 2025 Term Loan B

6.25% (3 mo. USD Term SOFR + 2.250%) (2)	01/30/32	1,198,089	1,201,000

Asurion LLC 2021 Second Lien Term Loan B4

9.33% (1 mo. USD Term SOFR + 5.250%) (2)	01/20/29	564,175	539,453

Asurion LLC 2021 Term Loan B9

7.33% (1 mo. USD Term SOFR + 3.250%) (2)	07/31/27	994,792	996,194

Asurion LLC 2024 Term Loan B12

8.21% (1 mo. USD Term SOFR + 4.250%) (2)	09/19/30	180,887	180,548

Howden Group Holdings Ltd. 2025 Term Loan B

0.00% (16)	02/15/31	1,200,000	1,203,312

			4,120,507

Internet — 0.5%

Arches Buyer, Inc. 2021 Term Loan B

7.31% (1 mo. USD Term SOFR + 3.250%) (2)	12/06/27	996,803	999,988

Barracuda Networks, Inc. 2022 Term Loan

8.34% (3 mo. USD Term SOFR + 4.500%) (2)	08/15/29	540,635	452,444

Delivery Hero SE 2024 USD Term Loan B

9.23% (3 mo. USD Term SOFR + 5.000%) (2)	12/12/29	1,588,792	1,603,027

Go Daddy Operating Co. LLC 2024 Term Loan B8

5.71% (1 mo. USD Term SOFR + 1.750%) (2)	11/09/29	997,481	997,077

Issues	Maturity Date	Principal Amount	Value

Internet (Continued)

Magnite, Inc. 2025 Repriced Term Loan B

6.96% (1 mo. USD Term SOFR + 3.000%) (2)	02/06/31	$551,493	$552,295

MH Sub I LLC 2023 Term Loan

8.25% (3 mo. USD Term SOFR + 4.250%) (2)	05/03/28	803,261	732,578

MH Sub I LLC 2024 Term Loan B4

8.21% (1 mo. USD Term SOFR + 4.250%) (2)	12/31/31	660,231	533,797

Plano HoldCo, Inc. Term Loan B

7.50% (3 mo. USD Term SOFR + 3.500%) (2)	10/02/31	996,870	964,472

PUG LLC 2024 Extended Term Loan B

8.71% (1 mo. USD Term SOFR + 4.750%)	03/15/30	1,197,966	1,199,960

Research Now Group, Inc. 2024 First Lien First Out Term Loan

9.46% (3 mo. USD Term SOFR + 5.000%) (2)	07/15/28	455,929	455,359

TripAdvisor, Inc. Term Loan

6.71% (1 mo. USD Term SOFR + 2.750%) (2)	07/08/31	1,005,694	975,524

WatchGuard Technologies, Inc. Term Loan

0.00% (16)	07/02/29	1,000,000	1,000,750

			10,467,271

Investment Companies — 0.2%

AAL Delaware Holdco, Inc. 2025 Term Loan

0.00% (16)	07/30/31	1,000,000	1,002,940

FinCo I LLC 2025 Repriced Term Loan B

5.71% (1 mo. USD Term SOFR + 1.750%) (2)	06/27/29	997,500	997,605

HDI Aerospace Intermediate Holding III Corp. Term Loan B

7.69% (3 mo. USD Term SOFR + 3.750%) (2)	02/11/32	815,900	820,493

Intrado Corp. 2023 Term Loan B

7.50% (3 mo. USD Term SOFR + 3.500%) (2)	01/31/30	347,348	348,146

			3,169,184

Leisure Time — 0.1%

City Football Group Ltd. 2024 Term Loan

7.58% (1 mo. USD Term SOFR + 3.500%) (2)	07/22/30	955,664	956,858

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

Leisure Time (Continued)

Sabre GLBL, Inc. 2022 1st Lien Term Loan B

9.06% (1 mo. USD Term SOFR + 5.000%) (2)	06/30/28	$49,643	$46,147

Sabre GLBL, Inc. 2024 Term Loan B1

10.06% (1 mo. USD Term SOFR + 6.000%) (2)	11/15/29	345,360	321,617

			1,324,622

Lodging — 0.0%

Hilton Domestic Operating Co., Inc. 2023 Term Loan B4

5.74% (1 mo. USD Term SOFR + 1.750%) (2)	11/08/30	924,611	927,995

Machinery-Construction & Mining — 0.1%

WEC U.S. Holdings Ltd. 2024 Term Loan

6.38% (1 mo. USD Term SOFR + 2.250%) (2)	01/27/31	1,612,257	1,617,811

Machinery-Diversified — 0.0%

Oregon Tool, Inc. 2025 1st Lien Term Loan

9.54% (3 mo. USD Term SOFR + 5.350%) (2)	10/15/29	54,649	55,743

Oregon Tool, Inc. 2025 2nd Lien Term Loan

8.45% (3 mo. USD Term SOFR + 4.000%) (2)	10/15/29	713,843	549,837

			605,580

Media — 0.4%

Charter Communications Operating LLC 2024 Term Loan B5

6.24% (3 mo. USD Term SOFR + 2.250%) (2)	12/15/31	3,165,412	3,163,798

Nexstar Broadcasting, Inc. 2025 Term Loan B5

0.00% (16)	06/28/32	997,500	999,605

Telenet Financing USD LLC 2020 USD Term Loan AR

6.15% (1 mo. USD Term SOFR + 2.000%) (2)	04/30/28	500,000	498,527

Virgin Media Bristol LLC USD Term Loan N

6.65% (1 mo. USD Term SOFR + 2.500%) (2)	01/31/28	1,516,533	1,517,716

Ziggo Financing Partnership 2025 Term Loan B

7.03% (6 mo. USD Term SOFR + 3.250%) (2)	01/15/33	1,000,000	982,500

Issues	Maturity Date	Principal Amount	Value

Media (Continued)

Ziggo Financing Partnership USD Term Loan I

6.71% (6 mo. USD Term SOFR + 2.500%) (2)	04/30/28	$511,962	$512,083

			7,674,229

Mining — 0.0%

American Rock Salt Co. LLC 2024 First Out Delayed Draw Term Loan

11.47% (3 mo. USD Term SOFR + 7.000%) (2),(19)	06/09/28	41,397	41,224

American Rock Salt Co. LLC 2024 First Out Term Loan

11.46% (3 mo. USD Term SOFR + 7.000%) (2)	06/09/28	139,769	139,187

			180,411

Miscellaneous Manufacturers — 0.1%

Cleanova U.S. Holdings LLC 2025 Term Loan B

8.81% (3 mo. USD Term SOFR + 4.750%) (2)	06/14/32	471,435	472,613

Plastipak Packaging, Inc. 2025 Term Loan B

0.00% (16)	09/10/32	1,000,000	1,002,395

Technimark Holdings LLC 2024 Term Loan

7.25% (1 mo. USD Term SOFR + 3.250%) (2)	04/14/31	780,000	780,812

			2,255,820

Office/Business Equipment — 0.2%

Xerox Holdings Corp. 2023 Term Loan B

8.00% (3 mo. USD Term SOFR + 4.000%)	11/19/29	3,423,752	3,198,366

Packaging & Containers — 0.1%

Balcan Innovations, Inc. Term Loan B

8.59% (3 mo. USD Term SOFR + 4.750%) (2)	10/18/31	578,159	543,470

Plaze, Inc. 2020 Incremental Term Loan

7.83% (1 mo. USD Term SOFR + 3.750%) (2)	08/03/26	667,637	620,174

			1,163,644

Pharmaceuticals — 0.2%

Amneal Pharmaceuticals LLC 2025 Term Loan B

7.46% (1 mo. USD Term SOFR + 3.500%) (2)	08/01/32	1,000,000	1,009,580

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

October 31, 2025

Issues	Maturity Date	Principal Amount	Value

Pharmaceuticals (Continued)

Elanco Animal Health, Inc. 2025 Term Loan B

0.00% (16)	10/31/32	$1,000,000	$1,002,500

Jazz Financing Lux SARL 2024 1st Lien Term Loan B

6.21% (1 mo. USD Term SOFR + 2.250%) (2)	05/05/28	883,059	886,185

Paradigm Parent LLC 1st Lien Term Loan

8.38% (3 mo. USD Term SOFR + 4.500%) (2)	04/16/32	600,000	537,000

Pathway Vet Alliance LLC 2025 Tranche A Term Loan A

8.84% (3 mo. USD Term SOFR + 5.000%) (2)	06/30/28	26,508	26,878

Southern Veterinary Partners LLC 2025 Term Loan B

0.00% (16)	12/04/31	1,000,000	1,000,490

			4,462,633

Pipelines — 0.0%

Colossus Acquireco LLC Term Loan B

5.87% (3 mo. USD Term SOFR + 1.750%)(2)	07/30/32	1,000,000	996,785

REIT — 0.2%

Healthpeak Properties, Inc. 2024 Term Loan A3

4.97% (3 mo. USD Term SOFR + 0.850%) (2)	03/01/29	223,979	221,179

Healthpeak Properties, Inc. Term Loan A1

4.80% (1 mo. USD Term SOFR + 0.840%) (2)	08/20/27	110,979	110,147

Healthpeak Properties, Inc. Term Loan A2

4.80% (1 mo. USD Term SOFR + 0.840%) (2)	02/22/27	110,979	110,147

Invitation Homes Operating Partnership LP 2024 Term Loan

5.00% (1 mo. USD Term SOFR + 0.850%) (2)	09/09/28	739,444	739,444

Iron Mountain, Inc. 2022 Term Loan A

5.71% (1 mo. USD Term SOFR + 1.750%) (2)	03/18/30	987,500	975,156

SBA Senior Finance II LLC 2024 Term Loan B

0.00% (16)	01/25/31	1,500,000	1,504,860

			3,660,933

Issues	Maturity Date	Principal Amount	Value

Retail — 0.4%

1011778 BC Unlimited Liability Co. 2024 Term Loan B6

5.71% (1 mo. USD Term SOFR + 1.750%) (2)	09/20/30	$909,805	$908,427

BW Gas & Convenience Holdings LLC 2021 Term Loan B

7.58% (1 mo. USD Term SOFR + 3.500%) (2)	03/31/28	504,799	505,430

Dave & Buster’s, Inc. 2024 1st Lien Term Loan B

7.25% (1 mo. USD Term SOFR + 3.250%) (2)	11/01/31	499,284	447,840

Lakeshore Intermediate LLC Term Loan

7.58% (1 mo. USD Term SOFR + 3.500%) (2)	09/29/28	494,859	413,519

Michaels Cos., Inc. 2021 Term Loan B

8.51% (3 mo. USD Term SOFR + 4.250%) (2)	04/17/28	162,775	156,118

Pacific Bells LLC 2024 Repriced Term Loan B

7.75% (3 mo. USD Term SOFR + 3.750%) (2)	11/13/28	496,134	497,528

Peer Holding III BV 2025 USD Term Loan B

8.50% (3 mo. USD Term SOFR + 1.250%)	09/29/32	1,100,000	1,102,063

Peer Holding III BV 2025 USD Term Loan B5B

6.50% (3 mo. USD Term SOFR + 2.500%)	07/01/31	1,726,446	1,735,726

Raising Cane’s Restaurants LLC 2025 Term Loan B

0.00% (16)	10/24/32	1,000,000	999,790

Tacala LLC 2025 Repriced Term Loan B

6.96% (1 mo. USD Term SOFR + 3.000%) (2)	01/31/31	1,800,047	1,808,732

			8,575,173

Software — 0.9%

Athenahealth Group, Inc. 2022 Term Loan B

6.71% (1 mo. USD Term SOFR + 2.750%) (2)	02/15/29	227,903	227,226

Boxer Parent Co., Inc. 2025 USD Term Loan B

7.20% (3 mo. USD Term SOFR + 3.000%) (2)	07/30/31	997,494	992,097

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

Software (Continued)

Cast & Crew Payroll LLC 2021 Incremental Term Loan

7.71% (1 mo. USD Term SOFR + 3.750%) (2)	12/29/28	$972,258	$802,478

Cloud Software Group, Inc. 2025 Term Loan B (2031)

0.00% (16)	03/21/31	750,000	750,997

Cloudera, Inc. 2021 Term Loan

7.81% (1 mo. USD Term SOFR + 3.750%) (2)	10/08/28	994,832	957,899

Cotiviti Corp. 2025 Incremental Term Loan

6.88% (1 mo. USD Term SOFR + 2.750%) (2)	03/26/32	375,748	362,479

DTI Holdco, Inc. 2025 Term Loan B

7.96% (1 mo. USD Term SOFR + 4.000%) (2)	04/26/29	1,515,868	1,338,701

EagleView Technology Corp. 2025 Term Loan

9.50% (3 mo. USD Term SOFR + 5.500%) (2)	08/14/28	524,269	514,932

EP Purchaser LLC 2023 Term Loan B

0.00% (16)	11/06/28	433,099	375,445

Genesys Cloud Services Holdings II LLC 2025 USD Term Loan B

6.46% (1 mo. USD Term SOFR + 2.500%) (2)	01/30/32	1,491,237	1,477,071

Maverick Bidco, Inc. 2021 Term Loan

7.74% (3 mo. USD Term SOFR + 3.750%) (2)	05/18/28	994,818	999,484

Mermaid Bidco, Inc. 2024 USD Term Loan B

0.00% (16)	07/03/31	1,000,000	1,003,750

Modena Buyer LLC Term Loan

8.09% (3 mo. USD Term SOFR + 4.250%) (2)	07/01/31	228,137	223,460

Playtika Holding Corp. 2021 Term Loan B1

0.00% (16)	03/13/28	1,000,000	979,820

Project Alpha Intermediate Holding, Inc. 2024 1st Lien Term Loan B

0.00% (16)	10/26/30	1,000,000	1,001,425

Quartz Acquireco LLC 2025 Term Loan B

0.00% (16)	06/28/30	1,000,000	993,130

Renaissance Holding Corp. 2024 1st Lien Term Loan

7.96% (1 mo. USD Term SOFR + 4.000%) (2)	04/05/30	2,089,456	1,811,444

Issues	Maturity Date	Principal Amount	Value

Software (Continued)

SolarWinds Holdings, Inc. 2025 Term Loan

8.03% (3 mo. USD Term SOFR + 4.000%) (2)	04/16/32	$967,924	$964,299

SS&C Technologies, Inc. 2024 Term Loan B8

0.00% (16)	05/09/31	1,300,000	1,304,335

Surf Holdings LLC 2025 Incremental Term Loan

7.58% (1 mo. USD Term SOFR + 3.500%) (2)	03/05/27	1,496,055	1,499,174

			18,579,646

Telecommunications — 0.1%

Frontier Communications Corp. 2025 Term Loan B

6.53% (1 mo. USD Term SOFR + 2.500%) (2)	07/01/31	245,216	245,753

Zayo Group Holdings, Inc. 2025 USD Term Loan

7.58% (1 mo. USD Term SOFR + 3.500%) (2)	03/11/30	928,416	888,814

			1,134,567

Total Bank Loans

(Cost: $169,208,733)			166,723,773

U.S. TREASURY SECURITIES — 10.0%

U.S. Treasury Notes

3.50%	10/31/27	95,805,000	95,627,237

3.50%	10/15/28	1,670,000	1,665,499

3.63%	10/31/30	113,316,000	112,904,344

Total U.S. Treasury Securities

(Cost: $210,698,447)			210,197,080

Total Fixed Income Securities

(Cost: $2,221,643,011)			2,205,309,624

CONVERTIBLE SECURITIES — 0.1%

CONVERTIBLE CORPORATE BONDS — 0.1%

Beverages — 0.1%

Davide Campari-Milano NV (Italy)

2.38% (3)	01/17/29	EUR 1,500,000	1,697,439

Commercial Services — 0.0%

Worldline SA (France)

0.00% (3),(13)	07/30/26	EUR 958,643	1,065,499

Total Convertible Corporate Bonds

(Cost: $2,716,304)			2,762,938

Total Convertible Securities

(Cost: $2,716,304)			2,762,938

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

October 31, 2025

Issues	Shares	Value

MONEY MARKET INVESTMENTS — 6.7%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 4.01% (20)	11,020,193	$11,020,193

TCW Central Cash Fund, 4.07% (20),(21)	130,360,997	130,360,997

Total Money Market Investments

(Cost: $141,381,190)		141,381,190

INVESTMENT COMPANIES — 2.1%

TCW Private Asset Income Fund — I Class (21)	4,336,415	43,407,511

Total Investment Companies

(Cost: $43,451,616)		43,407,511

COMMON STOCK — 0.0%

Beverages — 0.0%

Luxco Co. Ltd. (22)	5,862	98,608

Real Estate — 0.0%

Aoyuan New Shares (22)	30,741	403

Issues	Shares	Value

REIT — 0.0%

AGNC Investment Corp.	25,500	$255,000

Total Common Stock

(Cost: $416,990)		354,011

WARRANTS — 0.0%

Cineworld Group PLC (11),(22)	152,713	2

Total Warrants

(Cost: $0)		2

Total Investments (113.6%)

(Cost: $2,409,609,111)		2,393,215,276

Net Unrealized Appreciation/Depreciation On Unfunded Commitments (0.0%)		(214)

Liabilities In Excess Of Other Assets (-13.6%)		(286,149,366)

Net Assets (100.0%)		$2,107,065,696

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (23)
Goldman Sachs & Co.	EUR	4,700,318	01/09/26	$5,480,130	$5,438,071	$(42,059)

				$5,480,130	$5,438,071	$(42,059)

SELL (24)
Bank of New York	AUD	16,635,250	01/09/26	$11,019,672	$10,891,619	$128,053
Goldman Sachs & Co.	AUD	2,197,860	01/09/26	1,432,583	1,439,008	(6,425)
Bank of New York	CAD	4,740,000	01/09/26	3,413,168	3,391,186	21,982
Goldman Sachs & Co.	EUR	3,406,040	01/09/26	3,981,080	3,940,646	40,434
Bank of New York	EUR	54,206,927	01/09/26	63,555,616	62,715,149	840,467
Bank of New York	GBP	18,031,302	01/09/26	24,221,935	23,688,518	533,417
Goldman Sachs & Co.	GBP	464,804	01/09/26	621,431	610,633	10,798

				$108,245,485	$106,676,759	$1,568,726

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

Schedule of Investments (Continued)

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)
Long Futures
1,400	2-Year U.S. Treasury Note Futures	12/31/25	$291,851,007	$291,539,063	$(311,944)
3,353	5-Year U.S. Treasury Note Futures	12/31/25	366,497,596	366,184,275	(313,321)

			$658,348,603	$657,723,338	$(625,265)

Short Futures
72	3-Year Australian Bond Futures	12/15/25	$(5,051,624)	$(5,027,693)	$23,931
140	10-Year Australian Bond Futures	12/15/25	(10,372,041)	(10,407,132)	(35,091)
1,072	10-Year U.S. Treasury Note Futures	12/19/25	(122,045,512)	(123,799,250)	(1,753,738)
10	30-Year Euro-Buxl Futures	12/8/25	(1,303,540)	(1,338,457)	(34,917)
30	5-Year Canadian Bond Futures	12/18/25	(2,432,794)	(2,469,644)	(36,850)
32	Euro Schatz Futures	12/8/25	(3,946,162)	(3,949,624)	(3,462)
32	Euro-Bobl Futures	12/8/25	(4,340,560)	(4,361,997)	(21,437)
103	Euro-Bund Futures	12/8/25	(15,231,696)	(15,361,569)	(129,873)
19	Long Gilt Futures	12/29/25	(2,260,874)	(2,336,783)	(75,909)
324	U.S. Ultra Long Bond Futures	12/19/25	(38,148,999)	(39,295,125)	(1,146,126)

			$(205,133,802)	$(208,347,274)	$(3,213,472)

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
ACES	Alternative Credit Enhancement Securities.
AUD	Australian Dollar.
CAD	Canadian Dollar.
CLO	Collateralized Loan Obligation.
EUR	Euro Currency.
GBP	British Pound Sterling.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
LIBOR	London Interbank Offered Rate.
PAC	Planned Amortization Class.
PIK	Payment In Kind.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
TBA	To Be Announced.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At October 31, 2025, the value of these securities amounted to $1,042,909,342 or 49.5% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at October 31, 2025.
(3)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At October 31, 2025, the value of these securities amounted to $60,705,980 or 2.9% of net assets.
(4)	Perpetual maturity.
(5)	PIK security (“PIK”). Income may be paid in additional securities or cash at the discretion of the issuer—8.63% cash or 9.38% PIK interest.

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

October 31, 2025

(6)	PIK security. Income may be paid in additional securities or cash at the discretion of the issuer—5.00% cash or 10.00% PIK interest.
(7)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(8)	PIK security. Income may be paid in additional securities or cash at the discretion of the issuer—5.75% cash or 0.50% PIK interest.
(9)	Security is not accruing interest.
(10)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(11)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(12)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(13)	This security is a residual or equity position that does not have a stated interest rate. This residual or equity position is entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses.
(14)	Restricted security (Note 7).
(15)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(16)	This position represents an unsettled bank loan at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(17)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $5,307, at an interest rate of 9.71% and a maturity of December 30, 2029. The investment is accruing an unused commitment fee of 5.75% per annum.
(18)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $87,126, at an interest rate of 7.71% and a maturity of August 16, 2032. The investment is accruing an unused commitment fee of 1.75% per annum.
(19)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $47,311, at an interest rate of 11.47% and a maturity of June 9, 2028. The investment is accruing an unused commitment fee of 2.00% per annum.
(20)	Rate disclosed is the 7-day net yield as of October 31, 2025.
(21)	Affiliated issuer.
(22)	Non-income producing security.
(23)	Fund buys foreign currency, sells USD.
(24)	Fund sells foreign currency, buys USD.

The summary of the TCW Flexible Income ETF transactions in the affiliated funds for the year ended October 31, 2025 is as follows:

Name of Affiliated Fund	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Number of Shares Held October 31, 2025	Value at October 31, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund
	$—	$2,103,060,997	$1,972,700,000	130,360,997	$130,360,997	$3,068,125	$—	$—	$—
TCW Private Asset Income Fund — Share Class I
	—	43,451,616	—	4,336,415	43,407,511	756,051	—	—	(44,105)

Total					$173,768,508	$3,824,176	$—	$—	$(44,105)

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

Fair Valuation Summary	October 31, 2025

The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Residential Mortgage-Backed Securities — Agency	$—	$493,362,753	$—	$493,362,753
Commercial Mortgage-Backed Securities — Non-Agency	—	371,003,598	—	371,003,598
Corporate Bonds	—	350,210,335	—	350,210,335
Asset-Backed Securities	—	302,501,281	12,511,356	315,012,637
Residential Mortgage-Backed Securities — Non-Agency	—	258,680,827	—	258,680,827
U.S. Treasury Securities	—	210,197,080	—	210,197,080
Bank Loans	—	166,723,773	—	166,723,773
Foreign Government Bonds	—	30,379,413	—	30,379,413
Municipal Bonds	—	8,767,195	—	8,767,195
Commercial Mortgage-Backed Securities — Agency	—	972,013	—	972,013

Total Fixed Income Securities	—	2,192,798,268	12,511,356	2,205,309,624

Convertible Corporate Bonds	—	2,762,938	—	2,762,938
Money Market Investments	141,381,190	—	—	141,381,190
Investment Companies	—	43,407,511	—	43,407,511
Common Stock	403	353,608	—	354,011
Warrants	—	—	2	2
Net Unrealized Appreciation (Depreciation) on Unfunded Commitments	—	(214)	—	(214)

Total Investments	$141,381,593	$2,239,322,111	$12,511,358	$2,393,215,062

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	1,575,151		1,575,151
Futures Contracts
Interest Rate Risk	23,931	—	—	23,931

Total	$141,405,524	$2,240,897,262	$12,511,358	$2,394,814,144

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(48,484)	$—	$(48,484)
Futures Contracts
Interest Rate Risk	(3,862,669)	—	—	(3,862,669)

Total	$(3,862,669)	$(48,484)	$—	$(3,911,153)

See accompanying Notes to Financial Statements.

TCW High Yield Bond ETF

Schedule of Investments	October 31, 2025

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 95.1% of Net Assets

CORPORATE BONDS — 82.8%

Advertising — 0.5%

Clear Channel Outdoor Holdings, Inc.

7.13% (1)	02/15/31	$80,000	$82,552

Outfront Media Capital LLC/Outfront Media Capital Corp.

4.63% (1)	03/15/30	105,000	101,351

			183,903

Aerospace & Defense — 2.1%

ATI, Inc.

5.13%	10/01/31	74,000	73,479

TransDigm, Inc.

4.63%	01/15/29	135,000	132,877

6.38% (1)	03/01/29	277,000	284,631

6.38% (1)	05/31/33	205,000	209,180

6.88% (1)	12/15/30	70,000	72,707

			772,874

Airlines — 0.6%

American Airlines, Inc./AAdvantage Loyalty IP Ltd.

5.50% (1)	04/20/26	10,167	10,188

5.75% (1)	04/20/29	120,000	121,103

JetBlue Airways Corp./JetBlue Loyalty LP

9.88% (1)	09/20/31	83,000	81,667

			212,958

Apparel — 0.6%

Crocs, Inc.

4.13% (1)	08/15/31	229,000	210,788

Auto Manufacturers — 0.3%

Allison Transmission, Inc.

3.75% (1)	01/30/31	100,000	92,388

Aston Martin Capital Holdings Ltd. (Jersey)

10.00% (1)	03/31/29	35,000	31,109

			123,497

Auto Parts & Equipment — 0.5%

Forvia SE (France)

8.00% (1)	06/15/30	58,000	61,575

ZF North America Capital, Inc. (Germany)

6.88% (1)	04/23/32	140,000	127,792

			189,367

Banks — 0.5%

Citigroup, Inc.

6.88% (5 yr. CMT + 2.890%) (2),(3)	08/15/30	165,000	169,869

Beverages — 0.3%

Primo Water Holdings, Inc./Triton Water Holdings, Inc.

6.25% (1)	04/01/29	100,000	100,513

Issues	Maturity Date	Principal Amount	Value

Building Materials — 0.2%

Standard Building Solutions, Inc.

6.50% (1)	08/15/32	$59,000	$60,722

Chemicals — 1.7%

INEOS Finance PLC (Luxemburg)

7.50% (1)	04/15/29	49,000	45,473

Olympus Water U.S. Holding Corp.

7.13% (1)	10/01/27	125,000	127,226

SCIH Salt Holdings, Inc.

4.88% (1)	05/01/28	108,000	106,924

6.63% (1)	05/01/29	104,000	103,544

SCIL IV LLC/SCIL USA Holdings LLC

5.38% (1)	11/01/26	102,000	102,014

WR Grace Holdings LLC

5.63% (1)	08/15/29	64,000	58,708

7.38% (1)	03/01/31	96,000	96,274

			640,163

Commercial Services — 6.0%

ADT Security Corp.

5.88% (1)	10/15/33	130,000	131,920

Adtalem Global Education, Inc.

5.50% (1)	03/01/28	141,000	141,168

Albion Financing 1 SARL/Aggreko Holdings, Inc. (Luxemburg)

7.00% (1)	05/21/30	90,000	93,298

Allied Universal Holdco LLC/Allied Universal Finance Corp.

6.88% (1)	06/15/30	130,000	133,416

Brink’s Co.

6.75% (1)	06/15/32	97,000	100,852

Carriage Services, Inc.

4.25% (1)	05/15/29	146,000	138,446

Deluxe Corp.

8.13% (1)	09/15/29	60,000	62,949

Garda World Security Corp. (Canada)

8.38% (1)	11/15/32	60,000	61,073

Grand Canyon University

5.13%	10/01/28	150,000	148,721

Herc Holdings, Inc.

7.25% (1)	06/15/33	202,000	213,140

OT Midco Ltd.

10.00% (1)	02/15/30	206,000	121,247

Service Corp. International

5.75%	10/15/32	100,000	101,540

Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.

6.75% (1)	08/15/32	95,000	98,206

Sotheby’s

7.38% (1)	10/15/27	59,000	59,000

Upbound Group, Inc.

6.38% (1)	02/15/29	120,000	116,299

See accompanying Notes to Financial Statements.

TCW High Yield Bond ETF

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

Commercial Services (Continued)

Valvoline, Inc.

3.63% (1)	06/15/31	$160,000	$146,029

Veritiv Operating Co.

10.50% (1)	11/30/30	36,000	37,489

VT Topco, Inc.

8.50% (1)	08/15/30	193,000	200,863

ZipRecruiter, Inc.

5.00% (1)	01/15/30	152,000	119,027

			2,224,683

Computers — 0.8%

Insight Enterprises, Inc.

6.63% (1)	05/15/32	53,000	54,255

McAfee Corp.

7.38% (1)	02/15/30	106,000	97,557

Science Applications International Corp.

5.88% (1)	11/01/33	140,000	139,713

			291,525

Cosmetics/Personal Care — 1.1%

Edgewell Personal Care Co.

4.13% (1)	04/01/29	140,000	133,126

Perrigo Finance Unlimited Co.

6.13%	09/30/32	142,000	143,578

Prestige Brands, Inc.

3.75% (1)	04/01/31	127,000	117,997

			394,701

Distribution & Wholesale — 0.4%

RB Global Holdings, Inc. (Canada)

6.75% (1)	03/15/28	137,000	140,176

Diversified Financial Services — 1.1%

Jane Street Group/JSG Finance, Inc.

6.13% (1)	11/01/32	285,000	290,170

7.13% (1)	04/30/31	109,000	114,447

			404,617

Electric — 4.0%

Alliant Energy Corp.

5.75% (5 yr. CMT + 2.077%) (3)	04/01/56	262,000	263,226

Alpha Generation LLC

6.25% (1)	01/15/34	65,000	65,770

6.75% (1)	10/15/32	105,000	107,992

American Electric Power Co., Inc.

6.05% (5 yr. CMT + 1.940%) (3)	03/15/56	260,000	263,604

CenterPoint Energy, Inc.

5.95% (5 yr. CMT + 2.223%) (3)	04/01/56	260,000	262,005

Issues	Maturity Date	Principal Amount	Value

Electric (Continued)

Dominion Energy, Inc.

6.20% (5 yr. CMT + 2.006%) (3)	02/15/56	$140,000	$141,684

Pike Corp.

8.63% (1)	01/31/31	136,000	145,497

Vistra Operations Co. LLC

6.88% (1)	04/15/32	137,000	144,014

7.75% (1)	10/15/31	70,000	74,354

			1,468,146

Electrical Components & Equipment — 0.5%

Energizer Holdings, Inc.

6.00% (1)	09/15/33	177,000	171,470

Electronics — 0.5%

Coherent Corp.

5.00% (1)	12/15/29	65,000	64,416

Sensata Technologies, Inc.

6.63% (1)	07/15/32	136,000	141,711

			206,127

Engineering & Construction — 0.1%

Brand Industrial Services, Inc.

10.38% (1)	08/01/30	37,000	35,650

Entertainment — 5.0%

Banijay Entertainment SAS (France)

8.13% (1)	05/01/29	110,000	114,393

Caesars Entertainment, Inc.

6.50% (1)	02/15/32	45,000	45,397

7.00% (1)	02/15/30	190,000	195,671

Churchill Downs, Inc.

6.75% (1)	05/01/31	139,000	142,479

Great Canadian Gaming Corp./Raptor LLC (Canada)

8.75% (1)	11/15/29	130,000	127,165

Light & Wonder International, Inc.

6.25% (1)	10/01/33	205,000	204,416

Ontario Gaming GTA LP/OTG Co-Issuer, Inc. (Canada)

8.00% (1)	08/01/30	100,000	98,696

Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.

6.63% (1)	02/01/33	98,000	99,120

Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp.

6.25% (1)	10/15/30	140,000	141,127

Voyager Parent LLC

9.25% (1)	07/01/32	200,000	210,054

WarnerMedia Holdings, Inc.

5.05%	03/15/42	405,000	325,215

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.

6.25% (1)	03/15/33	141,000	143,585

			1,847,318

See accompanying Notes to Financial Statements.

TCW High Yield Bond ETF

October 31, 2025

Issues	Maturity Date	Principal Amount		Value

Environmental Control — 0.8%

Luna 1.5 SARL (Luxemburg)

12.00% (1),(4)	07/01/32		$50,000	$52,070

Madison IAQ LLC

5.88% (1)	06/30/29		103,000	101,073

Waste Pro USA, Inc.

7.00% (1)	02/01/33		125,000	130,284

				283,427

Food — 1.6%

Post Holdings, Inc.

4.50% (1)	09/15/31		222,000	209,031

6.38% (1)	03/01/33		201,000	204,304

Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed

4.63% (1)	03/01/29		108,000	103,589

TreeHouse Foods, Inc.

4.00%	09/01/28		67,000	65,430

				582,354

Gas — 0.9%

AmeriGas Partners LP/AmeriGas Finance Corp.

9.38% (1)	06/01/28		192,000	199,236

Northwest Natural Holding Co.

7.00% (5 yr. CMT + 2.701%) (3)	09/15/55		145,000	151,160

				350,396

Hand/Machine Tools — 0.3%

IMA Industria Macchine Automatiche SpA (Italy)

5.78% (3 mo. EUR EURIBOR + 3.750%) (1),(3)	04/15/29	EUR	100,000	116,307

Health Care-Products — 1.1%

Bausch & Lomb Corp.

8.38% (1)	10/01/28		185,000	193,377

Medline Borrower LP

5.25% (1)	10/01/29		104,000	103,635

Neogen Food Safety Corp.

8.63% (1)	07/20/30		92,000	97,149

				394,161

Health Care-Services — 4.2%

CHS/Community Health Systems, Inc.

5.25% (1)	05/15/30		209,000	196,067

DaVita, Inc.

6.88% (1)	09/01/32		98,000	101,592

HAH Group Holding Co. LLC

9.75% (1)	10/01/31		16,000	15,188

HealthEquity, Inc.

4.50% (1)	10/01/29		62,000	60,408

Issues	Maturity Date	Principal Amount	Value

Health Care-Services (Continued)

Heartland Dental LLC/Heartland Dental Finance Corp.

10.50% (1)	04/30/28	$16,000	$16,874

Kedrion SpA (Italy)

6.50% (1)	09/01/29	205,000	201,211

ModivCare, Inc.

5.00% (1),(5),(6)	10/01/29	210,000	3,150

Molina Healthcare, Inc.

6.25% (1)	01/15/33	176,000	177,128

Sotera Health Holdings LLC

7.38% (1)	06/01/31	95,000	99,984

Star Parent, Inc.

9.00% (1)	10/01/30	155,000	165,619

Surgery Center Holdings, Inc.

7.25% (1)	04/15/32	138,000	142,435

Tenet Healthcare Corp.

6.75%	05/15/31	262,000	271,977

6.88%	11/15/31	96,000	104,361

			1,555,994

Home Furnishings — 0.3%

Tempur Sealy International, Inc.

3.88% (1)	10/15/31	115,000	106,316

Household Products/Wares — 0.8%

Central Garden & Pet Co.

4.13%	10/15/30	65,000	61,658

4.13% (1)	04/30/31	90,000	84,401

Spectrum Brands, Inc.

3.88% (1)	03/15/31	193,000	156,650

			302,709

Housewares — 0.4%

Newell Brands, Inc.

6.63%	05/15/32	125,000	118,156

7.50%	04/01/46	45,000	37,520

			155,676

Insurance — 3.0%

Acrisure LLC/Acrisure Finance, Inc.

4.25% (1)	02/15/29	40,000	38,449

7.50% (1)	11/06/30	95,000	98,462

8.25% (1)	02/01/29	97,000	101,139

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer

7.00% (1)	01/15/31	139,000	143,946

7.38% (1)	10/01/32	100,000	103,413

AmWINS Group, Inc.

6.38% (1)	02/15/29	60,000	61,184

Ardonagh Group Finance Ltd. (United Kingdom)

8.88% (1)	02/15/32	60,000	62,636

See accompanying Notes to Financial Statements.

TCW High Yield Bond ETF

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

Insurance (Continued)

Farmers Exchange Capital II

6.15% (3 mo. USD Term SOFR + 4.006%) (1),(3)	11/01/53	$160,000	$159,014

HUB International Ltd.

7.25% (1)	06/15/30	115,000	120,173

7.38% (1)	01/31/32	136,000	141,055

Panther Escrow Issuer LLC

7.13% (1)	06/01/31	70,000	72,407

			1,101,878

Internet — 2.4%

Arches Buyer, Inc.

6.13% (1)	12/01/28	128,000	125,091

Cogent Communications Group LLC/Cogent Finance, Inc.

6.50% (1)	07/01/32	45,000	43,043

Getty Images, Inc.

10.50% (1)	11/15/30	95,000	95,857

11.25% (1)	02/21/30	32,500	32,290

ION Platform Finance U.S., Inc./ION Platform Finance SARL

8.75% (1)	05/01/29	200,000	203,374

Match Group Holdings II LLC

5.63% (1)	02/15/29	143,000	142,757

Snap, Inc.

6.88% (1)	03/01/33	226,000	231,449

			873,861

Investment Companies — 0.8%

Icahn Enterprises LP/Icahn Enterprises Finance Corp.

9.00%	06/15/30	45,000	43,357

9.75%	01/15/29	140,000	140,732

10.00% (1)	11/15/29	109,000	109,486

			293,575

Iron & Steel — 0.2%

Cleveland-Cliffs, Inc.

7.38% (1)	05/01/33	80,000	82,810

Leisure Time — 0.6%

MajorDrive Holdings IV LLC

6.38% (1)	06/01/29	125,000	98,803

Sabre GLBL, Inc.

10.75% (1)	11/15/29	125,000	118,841

			217,644

Lodging — 1.3%

MGM Resorts International

6.50%	04/15/32	176,000	178,849

Studio City Finance Ltd.

5.00% (1)	01/15/29	110,000	105,401

Issues	Maturity Date	Principal Amount	Value

Lodging (Continued)

Wyndham Hotels & Resorts, Inc.

4.38% (1)	08/15/28	$150,000	$147,431

Wynn Macau Ltd.

5.13% (1)	12/15/29	64,000	63,055

			494,736

Machinery-Diversified — 0.3%

Oregon Tool Lux LP

7.88% (1)	10/15/29	10,548	3,639

SPX FLOW, Inc.

8.75% (1)	04/01/30	97,000	99,296

			102,935

Media — 8.3%

AMC Networks, Inc.

10.25% (1)	01/15/29	103,000	108,273

Cable One, Inc.

4.00% (1)	11/15/30	175,000	138,374

CCO Holdings LLC/CCO Holdings Capital Corp.

4.50% (1)	06/01/33	425,000	369,189

5.00% (1)	02/01/28	449,000	444,703

CSC Holdings LLC

5.75% (1)	01/15/30	158,000	59,421

6.50% (1)	02/01/29	725,000	499,329

11.75% (1)	01/31/29	14,000	11,052

DirectTV Financing LLC/DirectTV Financing Co-Obligor, Inc.

10.00% (1)	02/15/31	107,000	107,066

DISH DBS Corp.

5.13%	06/01/29	175,000	151,366

DISH Network Corp.

11.75% (1)	11/15/27	105,000	110,560

Gray Media, Inc.

10.50% (1)	07/15/29	57,000	61,435

Midcontinent Communications

8.00% (1)	08/15/32	38,000	38,765

Scripps Escrow II, Inc.

3.88% (1)	01/15/29	115,000	104,051

Sinclair Television Group, Inc.

4.38% (1)	12/31/32	50,000	36,692

8.13% (1)	02/15/33	90,000	91,876

Sirius XM Radio LLC

5.50% (1)	07/01/29	189,000	189,293

Univision Communications, Inc.

8.50% (1)	07/31/31	139,000	142,463

Virgin Media Secured Finance PLC (United Kingdom)

5.50% (1)	05/15/29	147,000	144,339

VZ Secured Financing BV (Netherlands)

5.00% (1)	01/15/32	200,000	182,128

Ziggo Bond Co. BV (Netherlands)

5.13% (1)	02/28/30	74,000	65,413

			3,055,788

See accompanying Notes to Financial Statements.

TCW High Yield Bond ETF

October 31, 2025

Issues	Maturity Date	Principal Amount	Value

Mining — 0.3%

Compass Minerals International, Inc.

8.00% (1)	07/01/30	$100,000	$104,141

Oil & Gas — 2.7%

Hilcorp Energy I LP/Hilcorp Finance Co.

6.88% (1)	05/15/34	84,000	79,859

Matador Resources Co.

6.25% (1)	04/15/33	102,000	102,128

SM Energy Co.

6.75% (1)	08/01/29	139,000	138,752

Sunoco LP

5.88% (1)	03/15/34	93,000	93,053

7.88% (5 yr. CMT + 4.230%) (1),(2),(3)	09/18/30	405,000	412,181

Transocean Titan Financing Ltd.

8.38% (1)	02/01/28	170,000	175,170

			1,001,143

Oil & Gas Services — 1.1%

Archrock Partners LP/Archrock Partners Finance Corp.

6.63% (1)	09/01/32	80,000	82,330

Kodiak Gas Services LLC

6.75% (1)	10/01/35	70,000	72,165

USA Compression Partners LP/USA Compression Finance Corp.

6.25% (1)	10/01/33	100,000	100,437

WBI Operating LLC

6.50% (1)	10/15/33	140,000	140,025

			394,957

Packaging & Containers — 1.7%

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.

4.13% (1)	08/15/26	80,000	74,823

5.25% (1)	08/15/27	99,000	25,128

Clearwater Paper Corp.

4.75% (1)	08/15/28	148,000	139,065

Graham Packaging Co., Inc.

7.13% (1)	08/15/28	101,000	100,706

Graphic Packaging International LLC

6.38% (1)	07/15/32	195,000	198,138

Sealed Air Corp.

6.50% (1)	07/15/32	73,000	75,601

			613,461

Pharmaceuticals — 3.3%

1261229 BC Ltd.

10.00% (1)	04/15/32	320,000	334,950

Amneal Pharmaceuticals LLC

6.88% (1)	08/01/32	121,000	126,873

CVS Health Corp.

6.75% (5 yr. CMT + 2.516%) (3)	12/10/54	145,000	150,875

Issues	Maturity Date	Principal Amount		Value

Pharmaceuticals (Continued)

7.00% (5 yr. CMT + 2.886%) (3)	03/10/55		$55,000	$57,843

Grifols SA (Spain)

7.50% (7)	05/01/30	EUR	135,000	163,866

Option Care Health, Inc.

4.38% (1)	10/31/29		107,000	103,492

Organon & Co./Organon Foreign Debt Co-Issuer BV

6.75% (1)	05/15/34		61,000	54,695

Paradigm Parent LLC & Paradigm Parent Co-Issuer, Inc.

8.75% (1)	04/17/32		65,000	61,803

Teva Pharmaceutical Finance Netherlands III BV (Israel)

6.00%	12/01/32		174,000	181,853

				1,236,250

Pipelines — 4.4%

Buckeye Partners LP

6.75%	08/15/33		97,000	99,628

Energy Transfer LP

6.63% (3 mo. USD LIBOR + 4.155%) (2),(3)	02/15/28		240,000	240,283

Global Partners LP/GLP Finance Corp.

7.13% (1)	07/01/33		120,000	122,002

ITT Holdings LLC

6.50% (1)	08/01/29		100,000	96,998

NGL Energy Operating LLC/NGL Energy Finance Corp.

8.13% (1)	02/15/29		65,000	66,507

8.38% (1)	02/15/32		61,000	62,389

Rockies Express Pipeline LLC

4.95% (1)	07/15/29		63,000	62,530

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.

6.00% (1)	09/01/31		106,000	104,272

TransMontaigne Partners LLC

8.50% (1)	06/15/30		50,000	52,387

Venture Global LNG, Inc.

7.00% (1)	01/15/30		198,000	200,538

9.00% (5 yr. CMT + 5.440%) (1),(2),(3)	09/30/29		150,000	140,323

9.88% (1)	02/01/32		102,000	108,995

Venture Global Plaquemines LNG LLC

6.75% (1)	01/15/36		143,000	151,569

7.75% (1)	05/01/35		90,000	101,617

				1,610,038

Real Estate — 0.4%

Cushman & Wakefield U.S. Borrower LLC

8.88% (1)	09/01/31		129,000	138,233

REIT — 1.8%

Hudson Pacific Properties LP

3.95%	11/01/27		105,000	100,607

5.95%	02/15/28		120,000	117,391

See accompanying Notes to Financial Statements.

TCW High Yield Bond ETF

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

REIT (Continued)

Iron Mountain, Inc.

6.25% (1)	01/15/33	$205,000	$210,092

RHP Hotel Properties LP/RHP Finance Corp.

6.50% (1)	04/01/32	130,000	133,774

6.50% (1)	06/15/33	113,000	116,757

			678,621

Retail — 6.8%

1011778 BC ULC/New Red Finance, Inc. (Canada)

4.00% (1)	10/15/30	111,000	105,082

Asbury Automotive Group, Inc.

5.00% (1)	02/15/32	109,000	104,999

BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc.

9.50% (1)	07/01/32	150,000	151,934

Brinker International, Inc.

8.25% (1)	07/15/30	93,000	98,625

EG Global Finance PLC (United Kingdom)

12.00% (1)	11/30/28	35,000	38,374

Ferrellgas LP/Ferrellgas Finance Corp.

5.88% (1)	04/01/29	98,000	93,168

9.25% (1)	01/15/31	35,000	35,332

Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.

4.63% (1)	01/15/29	64,000	61,250

6.75% (1)	01/15/30	79,000	73,297

FirstCash, Inc.

6.88% (1)	03/01/32	236,000	245,244

Group 1 Automotive, Inc.

6.38% (1)	01/15/30	98,000	100,232

LCM Investments Holdings II LLC

8.25% (1)	08/01/31	133,000	140,014

Lithia Motors, Inc.

5.50% (1)	10/01/30	60,000	60,149

Macy’s Retail Holdings LLC

7.38% (1)	08/01/33	82,000	86,530

Michaels Cos., Inc.

5.25% (1)	05/01/28	314,000	293,574

Murphy Oil USA, Inc.

3.75% (1)	02/15/31	160,000	148,978

Papa John’s International, Inc.

3.88% (1)	09/15/29	223,000	217,719

QXO Building Products, Inc.

6.75% (1)	04/30/32	115,000	119,357

Sally Holdings LLC/Sally Capital, Inc.

6.75%	03/01/32	98,000	102,145

Staples, Inc.

10.75% (1)	09/01/29	101,000	98,627

Suburban Propane Partners LP/Suburban Energy Finance Corp.

5.00% (1)	06/01/31	154,000	146,542

			2,521,172

Issues	Maturity Date	Principal Amount		Value

Software — 1.8%

Cloud Software Group, Inc.

8.25% (1)	06/30/32		$205,000	$215,627

9.00% (1)	09/30/29		60,000	62,096

Oracle Corp.

5.95%	09/26/55		95,000	90,212

RingCentral, Inc.

8.50% (1)	08/15/30		133,000	141,873

ZoomInfo Technologies LLC/ZoomInfo Finance Corp.

3.88% (1)	02/01/29		165,000	155,711

				665,519

Telecommunications — 4.4%

Altice Financing SA (Luxembourg)

5.00% (1)	01/15/28		33,000	24,916

5.75% (1)	08/15/29		176,000	128,308

9.63% (1)	07/15/27		73,000	62,857

Altice France SA

6.50% (1)	03/15/32		107,470	103,005

9.50% (1)	11/01/29		120,877	123,245

CommScope LLC

9.50% (1)	12/15/31		92,000	93,770

EchoStar Corp.

10.75%	11/30/29		220,000	242,341

Frontier Communications Holdings LLC

8.63% (1)	03/15/31		220,000	232,298

Global Switch Finance BV (United Kingdom)

1.38% (7)	10/07/30	EUR	115,000	125,637

Level 3 Financing, Inc.

6.88% (1)	06/30/33		145,000	148,702

Vmed O2 U.K. Financing I PLC (United Kingdom)

4.75% (1)	07/15/31		106,000	98,265

Windstream Services LLC/Windstream Escrow Finance Corp.

8.25% (1)	10/01/31		146,000	149,224

WULF Compute LLC

7.75% (1)	10/15/30		55,000	57,117

Zayo Group Holdings, Inc.

9.25% (1),(8)	03/09/30		41,815	39,804

				1,629,489

Total Corporate Bonds

(Cost: $30,297,785)				30,512,658

BANK LOANS — 12.3%

Advertising — 0.2%

Advantage Sales & Marketing, Inc. 2024 Term Loan

8.45% (3 mo. USD Term SOFR + 4.250%) (3)	10/28/27		99,699	88,226

Auto Parts & Equipment — 0.2%

First Brands Group LLC 2021 Term Loan

0.00% (9)	03/30/27		192,977	64,261

See accompanying Notes to Financial Statements.

TCW High Yield Bond ETF

October 31, 2025

Issues	Maturity Date	Principal Amount	Value

Beverages — 1.0%

Celsius Holdings, Inc. 2025 Term Loan B

6.98% (3 mo. USD Term SOFR + 3.000%) (3)	04/01/32	$44,333	$44,624

Naked Juice LLC 2025 FLFO Term Loan

9.50% (3 mo. USD Term SOFR + 5.500%) (3)	01/24/29	250,000	252,466

Pegasus BidCo BV 2025 USD Repriced Term Loan B

6.76% (3 mo. USD Term SOFR + 2.750%) (3)	07/12/29	82,538	83,157

			380,247

Commercial Services — 0.9%

Kelso Industries LLC Term Loan

9.71% (1 mo. USD Term SOFR + 5.750%) (3),(10)	12/30/29	46,990	47,108

Ryan LLC Term Loan

7.46% (1 mo. USD Term SOFR + 3.500%) (3)	11/14/30	148,169	147,799

Veritiv Corp. Term Loan B

8.00% (3 mo. USD Term SOFR + 4.000%) (3)	12/02/30	148,500	143,012

			337,919

Computers — 0.5%

Nielsen Consumer, Inc. 2025 USD 1st Lien Term Loan

6.46% (1 mo. USD Term SOFR + 2.500%) (3)	10/31/30	74,439	74,439

X Corp. 2025 Fixed Term Loan

9.50%	10/26/29	100,000	100,437

			174,876

Cosmetics/Personal Care — 0.2%

Opal Bidco SAS 1st Lien Term Loan B

0.00% (9)	04/28/32	60,000	60,328

Electric — 0.6%

Edgewater Generation LLC 2025 Repriced Term Loan

6.96% (1 mo. USD Term SOFR + 3.000%) (3)	08/01/30	81,980	82,293

Kestrel Acquisition LLC 2025 Term Loan

6.86% (3 mo. USD Term SOFR + 3.000%) (3)	11/06/31	62,145	62,296

South Field LLC 2025 1st Lien Term Loan B

7.00% (3 mo. USD Term SOFR + 3.000%) (3)	08/29/31	59,311	59,755

Issues	Maturity Date	Principal Amount	Value

Electric (Continued)

South Field LLC 2025 1st Lien Term Loan C

7.00% (3 mo. USD Term SOFR + 3.000%) (3)	08/29/31	$3,814	$3,843

			208,187

Electrical Components & Equipment — 0.1%

Pelican Products, Inc. 2021 Term Loan

8.51% (3 mo. USD Term SOFR + 4.250%) (3)	12/29/28	59,690	48,379

Electronics — 0.2%

TCP Sunbelt Acquisition Co. 2024 Term Loan B

8.45% (3 mo. USD Term SOFR + 4.250%) (3)	10/24/31	64,513	64,996

Engineering & Construction — 0.2%

Astrion Group LLC 2024 Term Loan

9.29% (6 mo. USD Term SOFR + 5.000%) (3)	08/29/31	95,429	85,886

Entertainment — 0.8%

Light & Wonder International, Inc. 2024 Term Loan B2

6.29% (1 mo. USD Term SOFR + 2.250%) (3)	04/14/29	138,253	138,857

Showtime Acquisition LLC 2024 1st Lien Term Loan

8.94% (3 mo. USD Term SOFR + 4.750%) (3)	08/16/31	152,960	153,438

			292,295

Environmental Control — 0.4%

Action Environmental Group, Inc. 2023 Term Loan B

7.25% (3 mo. USD Term SOFR + 3.250%)	10/24/30	149,620	149,994

Food — 0.6%

C&S Wholesale Grocers, Inc. Term Loan B

8.96% (3 mo. USD Term SOFR + 5.000%) (3)	09/20/30	100,000	98,813

United Natural Foods, Inc. 2024 Term Loan

8.71% (1 mo. USD Term SOFR + 4.750%) (3)	05/01/31	118,597	119,486

			218,299

Health Care-Products — 0.3%

QuidelOrtho Corp. Term Loan

8.00% (3 mo. USD Term SOFR + 4.000%) (3)	08/20/32	100,000	99,547

See accompanying Notes to Financial Statements.

TCW High Yield Bond ETF

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

Health Care-Services — 1.1%

ADMI Corp. 2023 Term Loan B5

9.71% (1 mo. USD Term SOFR + 5.750%) (3)	12/23/27	$64,183	$62,057

Heartland Dental LLC 2025 Term Loan

7.71% (1 mo. USD Term SOFR + 3.750%) (3)	08/25/32	74,813	75,070

Modivcare, Inc. 2024 Term Loan B

12.75% (3 mo. USD Term SOFR + 8.750%) (3)	07/01/31	227,069	98,869

Modivcare, Inc. 2025 DIP Delayed Draw Term Loan

9.93% (3 mo. USD Term SOFR + 6.000%) (3)	02/22/26	18,261	18,079

Modivcare, Inc. 2025 DIP Term Loan

11.00% (1 mo. USD Term SOFR + 7.000%) (3)	02/22/26	34,274	33,931

Modivcare, Inc. 2025 Incremental Term Loan

15.44% (3 mo. USD Term SOFR + 11.500%) (3)	01/12/26	34,405	14,866

Pluto Acquisition I, Inc. 2024 First Out Superpriority Term Loan

9.50% (3 mo. USD Term SOFR + 5.500%) (3)	06/20/28	70,000	71,050

Sotera Health Holdings LLC 2025 Term Loan B

6.34% (3 mo. USD Term SOFR + 2.500%) (3)	05/30/31	47,140	47,376

			421,298

Internet — 1.3%

Barracuda Networks, Inc. 2022 Term Loan

8.34% (3 mo. USD Term SOFR + 4.500%) (3)	08/15/29	69,464	58,133

Delivery Hero SE 2024 USD Term Loan B

9.23% (3 mo. USD Term SOFR + 5.000%) (3)	12/12/29	69,123	69,742

Endure Digital, Inc. Non-CoOp Term Loan

7.72% (1 mo. USD Term SOFR + 3.500%) (3)	02/10/28	119,688	63,210

Magnite, Inc. 2025 Repriced Term Loan B

6.96% (1 mo. USD Term SOFR + 3.000%) (3)	02/06/31	189,092	189,367

Issues	Maturity Date	Principal Amount	Value

Internet (Continued)

MH Sub I LLC 2023 Term Loan

8.25% (3 mo. USD Term SOFR + 4.250%) (3)	05/03/28	$52,146	$47,558

PUG LLC 2024 Extended Term Loan B

0.00% (9)	03/15/30	50,000	50,083

			478,093

Investment Companies — 0.2%

HDI Aerospace Intermediate Holding III Corp. Term Loan B

7.69% (3 mo. USD Term SOFR + 3.750%) (3)	02/11/32	79,600	80,048

Machinery-Diversified — 0.4%

Oregon Tool, Inc. 2025 1st Lien Term Loan

9.54% (3 mo. USD Term SOFR + 5.350%) (3)	10/15/29	38,405	39,173

Oregon Tool, Inc. 2025 2nd Lien Term Loan

8.45% (3 mo. USD Term SOFR + 4.000%) (3)	10/15/29	129,114	99,451

			138,624

Media — 0.4%

Charter Communications Operating LLC 2024 Term Loan B5

6.24% (3 mo. USD Term SOFR + 2.250%) (3)	12/15/31	99,749	99,698

Virgin Media Bristol LLC 2023 USD Term Loan Y

7.05% (6 mo. USD Term SOFR + 3.175%) (3)	03/31/31	66,750	65,463

			165,161

Office/Business Equipment — 0.4%

Xerox Holdings Corp. 2023 Term Loan B

0.00% (9)	11/19/29	150,568	140,657

Packaging & Containers — 0.2%

Plaze, Inc. 2020 Incremental Term Loan

7.83% (1 mo. USD Term SOFR + 3.750%) (3)	08/03/26	81,213	75,440

REIT — 0.4%

OEG Borrower LLC 2024 Term Loan B

7.53% (1 mo. USD Term SOFR + 3.500%) (3)	06/30/31	158,699	159,790

See accompanying Notes to Financial Statements.

TCW High Yield Bond ETF

October 31, 2025

Issues	Maturity Date	Principal Amount		Value

Retail — 0.4%

Tacala LLC 2025 Repriced Term Loan B

6.96% (1 mo. USD Term SOFR + 3.000%) (3)	01/31/31		$137,907	$138,572

Software — 1.3%

Cast & Crew Payroll LLC 2021 Incremental Term Loan

7.71% (1 mo. USD Term SOFR + 3.750%) (3)	12/29/28		80,000	66,030

Cloudera, Inc. 2021 Term Loan

7.81% (1 mo. USD Term SOFR + 3.750%) (3)	10/08/28		79,587	76,632

DTI Holdco, Inc. 2025 Term Loan B

7.96% (1 mo. USD Term SOFR + 4.000%) (3)	04/26/29		149,250	131,807

EagleView Technology Corp. 2025 Term Loan

9.50% (3 mo. USD Term SOFR + 5.500%) (3)	08/14/28		126,070	123,824

Planview Parent, Inc. 2024 1st Lien Term Loan

7.50% (3 mo. USD Term SOFR + 3.500%) (3)	12/17/27		64,673	63,309

				461,602

Total Bank Loans

(Cost: $4,858,353)				4,532,725

Total Fixed Income Securities

(Cost: $35,156,138)				35,045,383

CONVERTIBLE SECURITIES — 0.1%

CONVERTIBLE CORPORATE BONDS — 0.1%

Commercial Services — 0.1%

Worldline SA (France) 0.00% (7),(11)	07/30/26	EUR	20,124	22,367

Total Convertible Securities

(Cost: $21,019)				22,367

Issues	Shares	Value

COMMON STOCK — 0.1%

Beverages — 0.1%

Luxco Co. Ltd. (12)	1,289	$21,683

Total Common Stock

(Cost: $22,835)		21,683

WARRANTS — 0.0%

Cineworld Group PLC (12),(13)	42,717	—

Total Warrants

(Cost: $0)		—

MONEY MARKET INVESTMENTS — 3.9%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 4.01% (14)	344,059	344,059

TCW Central Cash Fund, 4.07% (14),(15)	1,100,608	1,100,608

Total Money Market Investments

(Cost: $1,444,667)		1,444,667

Total Investments (99.2%)

(Cost: $36,644,659)		36,534,100

Excess Of Other Assets Over Liabilities (0.8%)		301,445

Net Assets (100.0%)		$36,835,545

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (16)
Goldman Sachs & Co.	EUR	38,122	01/09/26	$44,727	$44,106	$(621)

SELL (17)
Citibank N.A.	EUR	437,247	01/09/26	$514,164	$505,877	$8,287

See accompanying Notes to Financial Statements.

TCW High Yield Bond ETF

Schedule of Investments (Continued)

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
PAC	Planned Amortization Class.
PIK	Payment In Kind.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
EUR	Euro Currency.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At October 31, 2025, the value of these securities amounted to $25,489,613 or 69.2% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Perpetual maturity.
(3)	Floating or variable rate security. The interest shown reflects the rate in effect at October 31, 2025.
(4)	Payment in kind (“PIK”).
(5)	PIK security. Income may be paid in additional securities or cash at the discretion of the issuer - 5.00% cash or 10.00% PIK interest.
(6)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(7)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At October 31, 2025, the value of these securities amounted to $311,870 or 0.9% of net assets.
(8)	PIK security. Income may be paid in additional securities or cash at the discretion of the issuer - 5.75% cash or 0.50% PIK interest.
(9)	This position represents an unsettled bank loan at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(10)	Excluded from the investment total above is an unfunded delayed draw term loan ccommitment in an amount not to exceed $ 2,211, at an interest rate of 9.71 % and a maturity of December 30, 2029. The investment is accruing an unused commitment fee of 5.75% per annum.
(11)	Security is not accruing interest.
(12)	Non-income producing security.
(13)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(14)	Rate disclosed is the 7-day net yield as of October 31, 2025.
(15)	Affiliated issuer.
(16)	Fund buys foreign currency, sells USD.
(17)	Fund sells foreign currency, buys USD.

The summary of the TCW High Yield Bond ETF transactions in the affiliated funds for the year ended October 31, 2025 is as follows:

Name of Affiliated Fund	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Number of Shares Held October 31, 2025	Value at October 31, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund
	$—	$13,631,398	$12,530,790	1,100,608	$1,100,608	$25,611	$—	$—	$—

Total					$1,100,608	$25,611	$—	$—	$—

See accompanying Notes to Financial Statements.

TCW High Yield Bond ETF

Fair Valuation Summary	October 31, 2025

The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds	$—	$30,512,658	$—	$30,512,658
Bank Loans	—	4,532,725	—	4,532,725

Total Fixed Income Securities	—	35,045,383	—	35,045,383

Convertible Corporate Bonds	—	22,367	—	22,367
Money Market Investments	1,444,667	—	—	1,444,667
Common Stock	—	21,683	—	21,683
Warrants	—	—	0	0
Net Unrealized Appreciation (Depreciation) on Unfunded Commitments	—	6	—	6

Total Investments	$1,444,667	$35,089,439	$0	$36,534,106

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	8,287	—	8,287

Total	$1,444,667	$35,097,726	$0	$36,542,393

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(621)	$—	$(621)

Total	$—	$(621)	$—	$(621)

See accompanying Notes to Financial Statements.

TCW Multisector Credit Income ETF

Schedule of Investments

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 86.3% of Net Assets

ASSET-BACKED SECURITIES — 3.4%

AMMC CLO 30 Ltd. Series 2024-30A, Class A1

5.58% (3 mo. USD Term SOFR + 1.680%) (1),(2)	01/15/37	$250,000	$250,452

Bear Mountain Park CLO Ltd. Series 2022-1A, Class BR

5.65% (3 mo. USD Term SOFR + 1.750%) (1),(2)	07/15/37	225,000	225,677

CIFC Funding Ltd. Series 2023-3A, Class B

6.18% (3 mo. USD Term SOFR + 2.300%) (1),(2)	01/20/37	250,000	251,157

GoldenTree Loan Management U.S. CLO 11 Ltd. Series 2021-11A, Class AR

4.96% (3 mo. USD Term SOFR + 1.080%) (1),(2)	10/20/34	250,000	249,944

OHA Credit Funding 1 Ltd. Series 2018-1A, Class B1R

5.88% (3 mo. USD Term SOFR + 2.000%) (1),(2)	04/20/37	250,000	250,956

Rockford Tower CLO Ltd. Series 2020-1A, Class A1RR

4.97% (3 mo. USD Term SOFR + 1.090%) (1),(2)	01/20/36	250,000	249,930

Sixth Street CLO VIII Ltd. Series 2017-8A, Class A1R2

5.03% (3 mo. USD Term SOFR + 1.150%) (1),(2)	10/20/34	250,000	250,315

Total Asset-Backed Securities

(Cost: $1,733,470)			1,728,431

CORPORATE BONDS — 47.7%

Aerospace/Defense — 0.3%

TransDigm, Inc.

6.88% (1)	12/15/30	166,000	172,419

Airlines — 0.8%

JetBlue Airways Corp./JetBlue Loyalty LP

9.88% (1)	09/20/31	75,000	73,796

Latam Airlines Group SA

7.63% (1)	01/07/31	330,000	340,814

			414,610

Apparel — 0.2%

Crocs, Inc.

4.13% (1)	08/15/31	85,000	78,240

Auto Manufacturers — 0.3%

Aston Martin Capital Holdings Ltd. (Jersey)

10.00% (1)	03/31/29	45,000	39,997

Volkswagen International Finance NV (Germany)

7.88% (9 yr. EUR Swap + 4.783%) (2),(3),(4)	09/06/32	EUR 100,000	133,425

			173,422

Issues	Maturity Date	Principal Amount	Value

Banks — 1.8%

Akbank TAS

9.37% (5 yr. CMT + 5.270%) (1),(2),(4)	03/14/29	$253,000	$264,142

Banco Mercantil del Norte SA (Mexico)

8.38% (5 yr. CMT + 4.072%) (1),(2),(4)	05/20/31	204,000	214,520

BBVA Bancomer SA

5.13% (5 yr. CMT + 2.650%) (2),(3)	01/18/33	214,000	210,264

Citigroup, Inc.

6.88% (5 yr. CMT + 2.890%) (2),(4)	08/15/30	200,000	205,902

			894,828

Beverages — 0.3%

Primo Water Holdings, Inc./Triton Water Holdings, Inc.

6.25% (1)	04/01/29	174,000	174,893

Building Materials — 0.5%

Limak Cimento Sanayi ve Ticaret AS

9.75% (3)	07/25/29	260,000	266,872

Chemicals — 0.7%

OCP SA

6.75% (1)	05/02/34	259,000	281,626

SCIH Salt Holdings, Inc.

4.88% (1)	05/01/28	79,000	78,213

			359,839

Coal — 1.0%

Indika Energy Tbk. PT

8.75% (3)	05/07/29	270,000	271,412

Mongolian Mining Corp.

8.44% (3)	04/03/30	219,000	223,345

			494,757

Commercial Services — 1.8%

ADT Security Corp.

5.88% (1)	10/15/33	165,000	167,437

Adtalem Global Education, Inc.

5.50% (1)	03/01/28	75,000	75,089

Carriage Services, Inc.

4.25% (1)	05/15/29	135,000	128,015

Deluxe Corp.

8.13% (1)	09/15/29	75,000	78,686

Grand Canyon University

5.13%	10/01/28	185,000	183,422

OT Midco Ltd.

10.00% (1)	02/15/30	130,000	76,516

Upbound Group, Inc.

6.38% (1)	02/15/29	100,000	96,916

See accompanying Notes to Financial Statements.

TCW Multisector Credit Income ETF

October 31, 2025

Issues	Maturity Date	Principal Amount	Value

Commercial Services (Continued)

Veritiv Operating Co.

10.50% (1)	11/30/30	$57,000	$59,358

VT Topco, Inc.

8.50% (1)	08/15/30	60,000	62,444

			927,883

Computers — 0.2%

Amentum Holdings, Inc.

7.25% (1)	08/01/32	72,000	74,948

Cosmetics/Personal Care — 0.2%

Perrigo Finance Unlimited Co.

6.13%	09/30/32	75,000	75,833

Diversified Financial Services — 0.5%

Jane Street Group/JSG Finance, Inc.

6.13% (1)	11/01/32	125,000	127,268

7.13% (1)	04/30/31	119,000	124,946

			252,214

Electric — 6.1%

AES Andes SA

8.15% (5 yr. CMT + 3.835%) (1),(2)	06/10/55	200,000	209,654

Alliant Energy Corp.

5.75% (5 yr. CMT + 2.077%) (2)	04/01/56	331,000	332,549

Alpha Generation LLC

6.75% (1)	10/15/32	122,000	125,477

American Electric Power Co., Inc.

6.05% (5 yr. CMT + 1.940%) (2)	03/15/56	330,000	334,574

CenterPoint Energy, Inc.

5.95% (5 yr. CMT + 2.223%) (2)	04/01/56	325,000	327,506

Continuum Green Energy India Pvt/Co-Issuers (India)

7.50% (3)	06/26/33	241,125	254,413

Dominion Energy, Inc.

6.20% (5 yr. CMT + 2.006%) (2)	02/15/56	175,000	177,105

EnfraGen Energia Sur SAU/EnfraGen Chile SpA/EnfraGen Spain SAU

8.50% (1)	06/30/32	200,000	209,796

Eskom Holdings

8.45% (3)	08/10/28	200,000	214,716

FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple

7.25% (1)	01/31/41	198,101	209,926

Pike Corp.

8.63% (1)	01/31/31	120,000	128,380

Termocandelaria Power SA

7.75% (1)	09/17/31	263,000	272,905

Issues	Maturity Date	Principal Amount	Value

Electric (Continued)

Zorlu Enerji Elektrik Uretim AS

11.00% (1)	04/23/30	$334,000	$301,321

			3,098,322

Electronics — 0.2%

Coherent Corp.

5.00% (1)	12/15/29	76,000	75,318

Energy-Alternate Sources — 0.5%

Greenko Power II Ltd. (India)

4.30% (3)	12/13/28	259,985	248,548

Engineering & Construction — 0.4%

IRB Infrastructure Developers Ltd. (India)

7.11% (1)	03/11/32	200,000	208,466

Entertainment — 2.9%

Banijay Entertainment SAS (France)

8.13% (1)	05/01/29	72,000	74,876

Caesars Entertainment, Inc.

4.63% (1)	10/15/29	80,000	75,333

6.50% (1)	02/15/32	75,000	75,661

Churchill Downs, Inc.

6.75% (1)	05/01/31	73,000	74,827

Cinemark USA, Inc.

7.00% (1)	08/01/32	71,000	73,733

Great Canadian Gaming Corp./Raptor LLC (Canada)

8.75% (1)	11/15/29	72,000	70,430

Light & Wonder International, Inc.

6.25% (1)	10/01/33	252,000	251,282

Ontario Gaming GTA LP/OTG Co-Issuer, Inc. (Canada)

8.00% (1)	08/01/30	118,000	116,461

Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.

6.63% (1)	02/01/33	125,000	126,429

Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp.

6.25% (1)	10/15/30	180,000	181,449

Voyager Parent LLC

9.25% (1)	07/01/32	125,000	131,284

WarnerMedia Holdings, Inc.

5.05%	03/15/42	190,000	152,570

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.

6.25% (1)	03/15/33	75,000	76,375

			1,480,710

Environmental Control — 0.4%

Luna 1.5 SARL (Luxemburg)

12.00% (1),(5)	07/01/32	65,000	67,691

Waste Pro USA, Inc.

7.00% (1)	02/01/33	125,000	130,284

			197,975

Food — 0.4%

Post Holdings, Inc.

6.38% (1)	03/01/33	174,000	176,861

See accompanying Notes to Financial Statements.

TCW Multisector Credit Income ETF

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount		Value

Gas — 0.4%

AmeriGas Partners LP/AmeriGas Finance Corp.

9.38% (1)	06/01/28		$55,000	$57,073

National Gas Transmission PLC (United Kingdom)

4.25% (3)	04/05/30	EUR	100,000	121,149

				178,222

Health Care-Products — 0.4%

Bausch & Lomb Corp.

8.38% (1)	10/01/28		117,000	122,298

Teleflex, Inc.

4.25% (1)	06/01/28		77,000	75,382

				197,680

Health Care-Services — 1.1%

Centene Corp.

3.38%	02/15/30		125,000	115,126

HealthEquity, Inc.

4.50% (1)	10/01/29		78,000	75,997

Kedrion SpA (Italy)

6.50% (1)	09/01/29		180,000	176,674

ModivCare, Inc.

5.00% (1),(6),(7)	10/01/29		258,300	3,875

Molina Healthcare, Inc.

6.25% (1)	01/15/33		125,000	125,801

Surgery Center Holdings, Inc.

7.25% (1)	04/15/32		73,000	75,346

				572,819

Household Products/Wares — 0.6%

Central Garden & Pet Co.

4.13% (1)	04/30/31		222,000	208,189

Spectrum Brands, Inc.

3.88% (1)	03/15/31		142,000	115,256

				323,445

Insurance — 1.7%

Acrisure LLC/Acrisure Finance, Inc.

7.50% (1)	11/06/30		162,000	167,903

8.25% (1)	02/01/29		72,000	75,072

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer

7.00% (1)	01/15/31		120,000	124,270

7.38% (1)	10/01/32		74,000	76,526

AmWINS Group, Inc.

4.88% (1)	06/30/29		78,000	75,406

Farmers Exchange Capital II

6.15% (3 mo. USD Term SOFR + 4.006%) (1),(2)	11/01/53		200,000	198,768

HUB International Ltd.

7.38% (1)	01/31/32		119,000	123,423

				841,368

Issues	Maturity Date	Principal Amount	Value

Internet — 1.7%

Cogent Communications Group LLC/Cogent Finance, Inc.

6.50% (1)	07/01/32	$115,000	$110,000

7.00% (1)	06/15/27	72,000	71,824

7.00% (1)	06/15/27	125,000	124,766

Getty Images, Inc.

10.50% (1)	11/15/30	80,000	80,722

11.25% (1)	02/21/30	95,000	94,387
Snap, Inc.

6.88% (1)	03/01/33	125,000	128,014

6.88% (1)	03/15/34	250,000	254,302

			864,015

Iron & Steel — 1.2%

CSN Resources SA

8.88% (1)	12/05/30	255,000	242,582

Samarco Mineracao SA

9.50% (1),(8)	06/30/31	376,740	376,702

			619,284

Leisure Time — 0.3%

MajorDrive Holdings IV LLC

6.38% (1)	06/01/29	180,000	142,276

Lodging — 0.3%

MGM Resorts International

6.50%	04/15/32	75,000	76,214

Wyndham Hotels & Resorts, Inc.

4.38% (1)	08/15/28	77,000	75,681

			151,895

Media — 1.8%

CCO Holdings LLC/CCO Holdings Capital Corp.

4.50% (1)	06/01/33	35,000	30,404

Charter Communications Operating LLC/Charter Communications Operating Capital

3.90%	06/01/52	55,000	36,156

CSC Holdings LLC

6.50% (1)	02/01/29	110,000	75,760

DISH DBS Corp.

5.13%	06/01/29	215,000	185,964

DISH Network Corp.

11.75% (1)	11/15/27	164,000	172,684

Scripps Escrow II, Inc.

3.88% (1)	01/15/29	145,000	131,194

Sinclair Television Group, Inc.

4.38% (1)	12/31/32	100,000	73,384

VZ Secured Financing BV (Netherlands)

5.00% (1)	01/15/32	226,000	205,805

			911,351

See accompanying Notes to Financial Statements.

TCW Multisector Credit Income ETF

October 31, 2025

Issues	Maturity Date	Principal Amount	Value

Mining — 1.0%

Aris Mining Corp.

8.00% (1)	10/31/29	$174,000	$181,130

First Quantum Minerals Ltd. (Zambia)

8.63% (3)	06/01/31	320,000	335,648

			516,778

Municipal Bonds — 0.6%

Istanbul Metropolitan Municipality

10.50% (1)	12/06/28	296,000	325,115

Oil & Gas — 3.7%

Ecopetrol SA (Colombia)

5.88%	11/02/51	530,000	390,923

Gran Tierra Energy, Inc.

9.50% (3)	10/15/29	355,000	289,144

Petroleos Mexicanos

5.95%	01/28/31	386,000	378,210

Sunoco LP

7.88% (5 yr. CMT + 4.230%) (1),(2),(4)	09/18/30	505,000	513,953

Transocean Titan Financing Ltd.

8.38% (1)	02/01/28	95,524	98,429

Uzbekneftegaz JSC

8.75% (1)	05/07/30	205,000	219,059

			1,889,718

Oil & Gas Services — 1.8%

Archrock Partners LP/Archrock Partners Finance Corp.

6.63% (1)	09/01/32	51,000	52,485

Kodiak Gas Services LLC

6.75% (1)	10/01/35	25,000	25,773

7.25% (1)	02/15/29	71,000	73,727

USA Compression Partners LP/USA Compression Finance Corp.

6.25% (1)	10/01/33	125,000	125,546

7.13% (1)	03/15/29	121,000	125,059

WBI Operating LLC

6.50% (1)	10/15/33	180,000	180,033

Yinson Boronia Production BV

8.95% (1)	07/31/42	294,327	321,864

			904,487

Packaging & Containers — 0.9%

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.

4.13% (1)	08/15/26	86,000	80,435

Clearwater Paper Corp.

4.75% (1)	08/15/28	183,000	171,952

Graham Packaging Co., Inc.

7.13% (1)	08/15/28	75,000	74,782

Sealed Air Corp./Sealed Air Corp. U.S.

7.25% (1)	02/15/31	120,000	125,956

			453,125

Issues	Maturity Date	Principal Amount	Value

Pharmaceuticals — 1.4%

1261229 BC Ltd.

10.00% (1)	04/15/32	$125,000	$130,840

Bayer U.S. Finance II LLC (Germany)

4.40% (1)	07/15/44	107,000	86,930

4.88% (1)	06/25/48	86,000	73,087

CVS Health Corp.

6.75% (5 yr. CMT + 2.516%) (2)	12/10/54	75,000	78,039

Grifols SA (Spain)

4.75% (1)	10/15/28	180,000	174,098

Option Care Health, Inc.

4.38% (1)	10/31/29	81,000	78,344

Teva Pharmaceutical Finance Netherlands III BV (Israel)

6.00%	12/01/32	100,000	104,513

			725,851

Pipelines — 2.5%

Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)

2.94% (3)	09/30/40	307,565	263,374

Global Partners LP/GLP Finance Corp.

6.88%	01/15/29	122,000	123,526

7.13% (1)	07/01/33	100,000	101,668

ITT Holdings LLC

6.50% (1)	08/01/29	125,000	121,248

NGL Energy Operating LLC/NGL Energy Finance Corp.

8.38% (1)	02/15/32	122,000	124,778

Rockies Express Pipeline LLC

4.80% (1)	05/15/30	80,000	78,371

Venture Global LNG, Inc.

9.00% (5 yr. CMT + 5.440%) (1),(2),(4)	09/30/29	205,000	191,775

9.88% (1)	02/01/32	38,000	40,606

Venture Global Plaquemines LNG LLC

6.75% (1)	01/15/36	187,000	198,205

			1,243,551

Real Estate — 0.4%

Port of Spain Waterfront Development

7.88% (1)	02/19/40	193,333	196,193

Regional (State & Province) — 0.4%

Provincia de Buenos Aires/Government Bonds

6.63% (3)	09/01/37	293,888	216,313

REIT — 0.6%

Hudson Pacific Properties LP

3.95%	11/01/27	259,000	248,164

Iron Mountain, Inc. (REIT)

5.63% (1)	07/15/32	76,000	76,071

			324,235

See accompanying Notes to Financial Statements.

TCW Multisector Credit Income ETF

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount		Value

Retail — 2.2%

1011778 BC ULC/New Red Finance, Inc. (Canada)

4.00% (1)	10/15/30		$83,000	$78,574

BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc.

9.50% (1)	07/01/32		175,000	177,256

Ferrellgas LP/Ferrellgas Finance Corp.

5.88% (1)	04/01/29		136,000	129,294

9.25% (1)	01/15/31		50,000	50,474

Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.

6.75% (1)	01/15/30		50,000	46,390

FirstCash, Inc.

6.88% (1)	03/01/32		121,000	125,740

LCM Investments Holdings II LLC

8.25% (1)	08/01/31		117,000	123,171

Lithia Motors, Inc.

5.50% (1)	10/01/30		75,000	75,187

Michaels Cos., Inc.

5.25% (1)	05/01/28		65,000	60,772

Papa John’s International, Inc.

3.88% (1)	09/15/29		146,000	142,543

Suburban Propane Partners LP/Suburban Energy Finance Corp.

5.00% (1)	06/01/31		134,000	127,510

				1,136,911

Semiconductors — 0.0%

Intel Corp.

3.73%	12/08/47		15,000	11,048

Software — 0.5%

Oracle Corp.

5.95%	09/26/55		130,000	123,448

SS&C Technologies, Inc.

6.50% (1)	06/01/32		71,000	73,637

ZoomInfo Technologies LLC/ZoomInfo Finance Corp.

3.88% (1)	02/01/29		81,000	76,440

				273,525

Telecommunications — 2.1%

Altice Financing SA (Luxembourg)

5.00% (1)	01/15/28		342,000	258,224

Altice France SA

6.50% (1)	03/15/32		103,329	99,036

9.50% (1)	11/01/29		125,000	127,449

EchoStar Corp.

10.75%	11/30/29		24,000	26,437

Global Switch Finance BV (United Kingdom)

1.38% (3)	10/07/30	EUR	100,000	109,249

Telecom Argentina SA (Argentina)

9.50% (1)	07/18/31		251,000	260,638

Issues	Maturity Date	Principal Amount	Value

Telecommunications (Continued)

Windstream Services LLC/Windstream Escrow Finance Corp.

8.25% (1)	10/01/31	$125,000	$127,760

WULF Compute LLC

7.75% (1)	10/15/30	75,000	77,888

			1,086,681

Water — 0.6%

Aegea Finance SARL

7.63% (1)	01/20/36	300,000	293,718

Total Corporate Bonds

(Cost: $23,905,567)			24,246,562

FOREIGN GOVERNMENT BONDS — 11.6%

Angola Government International Bonds

8.75% (3)	04/14/32	370,000	347,670

Argentina Republic Government International Bonds

4.13%	07/09/35	266,529	187,381

Bahrain Government International Bonds

6.75% (1)	09/20/29	328,000	343,652

Brazil Government International Bonds

7.13%	05/13/54	300,000	304,986

Dominican Republic International Bonds

5.88% (3)	01/30/60	305,000	277,535

Ecuador Government International Bonds

6.90% (3)	07/31/35	239,849	183,933

Egypt Government International Bonds

7.30% (3)	09/30/33	275,000	269,291

El Salvador Government International Bonds

9.50% (3)	07/15/52	161,000	178,348

Gabon Government International Bonds

6.63% (1)	02/06/31	203,000	159,148

Guatemala Government Bonds

6.60% (1)	06/13/36	263,000	284,011

Hungary Government International Bonds

6.75% (3)	09/23/55	200,000	217,498

Ivory Coast Government International Bonds

6.13% (1)	06/15/33	288,000	280,616

Mexico Government International Bonds

4.40%	02/12/52	282,000	214,453

Nigeria Government International Bonds

7.70% (1)	02/23/38	201,000	189,067

Panama Government International Bonds

6.40%	02/14/35	210,000	221,707

Republic of Poland Government International Bonds

5.50%	03/18/54	230,000	226,357

Republic of South Africa Government International Bonds

5.88%	06/22/30	204,000	211,275

Romania Government International Bonds

6.38% (3)	01/30/34	348,000	357,434

7.63% (3)	01/17/53	186,000	206,765

See accompanying Notes to Financial Statements.

TCW Multisector Credit Income ETF

October 31, 2025

Issues	Maturity Date	Principal Amount	Value

FOREIGN GOVERNMENT BONDS (Continued)

Saudi Government International Bonds

5.00% (3)	01/18/53	$390,000	$358,527

Senegal Government International Bonds

6.25% (1)	05/23/33	387,000	277,227

Sri Lanka Government International Bonds

3.10% (3)	01/15/30	215,000	202,844

Turkiye Government International Bonds

9.38%	01/19/33	200,000	233,300

Ukraine Government International Bonds

3.00% (3)	02/01/36	350,000	179,259

Total Foreign Government Bonds

(Cost: $5,571,774)			5,912,284

BANK LOANS — 23.6%

Aerospace & Defense —1.0%

Air Comm Corp. LLC 2025 Term Loan

6.71% (1 mo. USD Term SOFR + 2.750%) (2),(9)	12/11/31	237,290	237,884

TransDigm, Inc. 2025 Term Loan M

6.50% (3 mo. USD Term SOFR + 2.500%) (2)	08/19/32	250,000	250,368

			488,252

Airlines — 0.5%

Air Canada 2024 Term Loan B

5.96% (1 mo. USD Term SOFR + 2.000%) (2)	03/21/31	247,487	248,385

Auto Parts & Equipment — 0.1%

First Brands Group LLC 2021 Term Loan

0.00% (10)	03/30/27	173,640	57,822

Beverages — 0.2%

Celsius Holdings, Inc. 2025 Term Loan B

6.98% (3 mo. USD Term SOFR + 3.000%) (2)	04/01/32	97,222	97,860

Commercial Services — 2.4%

Archkey Solutions LLC 2024 Term Loan B

8.25% (3 mo. USD Term SOFR + 4.250%) (2),(11)	11/01/31	223,019	224,998

ASP Dream Acquisition Co. LLC Term Loan B

8.31% (1 mo. USD Term SOFR + 4.250%) (2)	12/15/28	248,072	235,048

Fugue Finance BV 2025 Repriced Term Loan

6.95% (3 mo. USD Term SOFR + 2.750%) (2)	01/09/32	199,500	200,264

Issues	Maturity Date	Principal Amount	Value

Commercial Services (Continued)

Priority Holdings LLC 2025 Term Loan B

7.71% (1 mo. USD Term SOFR + 3.750%) (2)	07/30/32	$243,160	$243,586

Trans Union LLC 2024 Term Loan B9

5.71% (1 mo. USD Term SOFR + 1.750%) (2)	06/24/31	124,063	124,105

VT Topco, Inc. 2024 1st Lien Term Loan B

6.96% (1 mo. USD Term SOFR + 3.000%) (2)	08/09/30	199,496	196,803

			1,224,804

Computers — 0.4%

Peraton Corp. Term Loan B

7.69% (3 mo. USD Term SOFR + 3.750%) (2)	02/01/28	247,353	214,326

Cosmetics/Personal Care — 0.2%

Opal Bidco SAS 1st Lien Term Loan B

0.00% (10)	04/28/32	125,000	125,684

Diversified Financial Services — 1.5%

Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6

5.78% (1 mo. USD Term SOFR + 1.750%) (2)	06/24/30	347,375	348,370

Blackhawk Network Holdings, Inc. 2025 Term Loan B

7.96% (1 mo. USD Term SOFR + 4.000%) (2)	03/12/29	173,252	174,159

Guggenheim Partners LLC 2024 Term Loan B

6.50% (3 mo. USD Term SOFR + 2.500%) (2)	11/26/31	248,125	249,470

			771,999

Electric — 1.5%

Kestrel Acquisition LLC 2025 Term Loan

6.86% (3 mo. USD Term SOFR + 3.000%) (2)	11/06/31	329,557	330,356

Potomac Energy Center LLC 2025 Term Loan

6.84% (3 mo. USD Term SOFR + 3.000%) (2)	08/05/32	125,000	125,782

South Field LLC 2025 1st Lien Term Loan B

7.00% (3 mo. USD Term SOFR + 3.000%) (2)	08/29/31	296,564	298,788

See accompanying Notes to Financial Statements.

TCW Multisector Credit Income ETF

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

Electric (Continued)

South Field LLC 2025 1st Lien Term Loan C

7.00% (3 mo. USD Term SOFR + 3.000%) (2)	08/29/31	$19,071	$19,214

			774,140

Electronics — 0.7%

TCP Sunbelt Acquisition Co. 2024 Term Loan B

8.45% (3 mo. USD Term SOFR + 4.250%) (2)	10/24/31	347,375	349,980

Engineering & Construction — 0.9%

Astrion Group LLC 2024 Term Loan

9.29% (6 mo. USD Term SOFR + 5.000%) (2)	08/29/31	205,596	185,036

Holding Socotec SAS 2025 USD Term Loan B

7.37% (3 mo. USD Term SOFR + 3.250%) (2)	06/02/31	123,750	124,627

Legence Holdings LLC 2025 Term Loan B

6.97% (1 mo. USD Term SOFR + 3.000%) (2)	12/18/28	125,085	125,492

			435,155

Entertainment — 0.7%

Caesars Entertainment, Inc. Term Loan B

6.21% (1 mo. USD Term SOFR + 2.250%) (2)	02/06/30	258,730	257,464

Voyager Parent LLC Term Loan B

8.75% (3 mo. USD Term SOFR + 4.750%) (2)	07/01/32	125,000	125,164

			382,628

Food — 1.3%

1440 Food Topco LLC Term Loan B

8.96% (1 mo. USD Term SOFR + 5.000%) (2)	10/31/31	124,246	115,705

BCPE North Star U.S. HoldCo 2, Inc. Term Loan

8.08% (3 mo. USD Term SOFR + 4.000%) (2)	06/09/28	148,455	148,322

United Natural Foods, Inc. 2024 Term Loan

8.71% (1 mo. USD Term SOFR + 4.750%) (2)	05/01/31	192,247	193,688

Upfield BV 2025 USD Term Loan B12

0.00% (10)	12/31/27	200,000	187,959

			645,674

Issues	Maturity Date	Principal Amount	Value

Forest Products & Paper — 0.4%

Glatfelter Corp. Term Loan B

8.45% (3 mo. USD Term SOFR + 4.250%) (2)	11/04/31	$232,826	$220,719

Health Care-Services — 0.9%

Dermatology Intermediate Holdings III, Inc. 2023 Incremental Term Loan B

9.34% (3 mo. USD Term SOFR + 5.500%) (2)	03/30/29	122,487	115,444

Heartland Dental LLC 2025 Term Loan

7.71% (1 mo. USD Term SOFR + 3.750%) (2)	08/25/32	249,375	250,232

Modivcare, Inc. 2025 DIP Delayed Draw Term Loan

9.93% (3 mo. USD Term SOFR + 6.000%) (2)	02/22/26	22,703	22,476

Modivcare, Inc. 2025 DIP Term Loan

11.00% (1 mo. USD Term SOFR + 7.000%) (2)	02/22/26	42,610	42,184

Modivcare, Inc. 2025 Incremental Term Loan

15.44% (3 mo. USD Term SOFR + 11.500%) (2)	01/12/26	44,109	19,059

			449,395

Holding Companies - Diversified — (0.2%)

GC Ferry Acquisition I, Inc. Term Loan

7.71% (3 mo. USD Term SOFR + 3.500%) (2),(12)	08/16/32	106,771	106,734

Insurance — 1.2%

AmWINS Group, Inc. 2025 Term Loan B

6.25% (3 mo. USD Term SOFR + 2.250%) (2)	01/30/32	248,747	249,351

Asurion LLC 2021 Second Lien Term Loan B4

9.33% (1 mo. USD Term SOFR + 5.250%) (2)	01/20/29	125,000	119,522

Asurion LLC 2022 Term Loan B10

8.06% (1 mo. USD Term SOFR + 4.000%) (2)	08/19/28	247,449	248,068

			616,941

Internet — 2.4%

Arches Buyer, Inc. 2021 Term Loan B

7.31% (1 mo. USD Term SOFR + 3.250%) (2)	12/06/27	48,570	48,726

See accompanying Notes to Financial Statements.

TCW Multisector Credit Income ETF

October 31, 2025

Issues	Maturity Date	Principal Amount	Value

Internet (Continued)

Delivery Hero SE 2024 USD Term Loan B

9.23% (3 mo. USD Term SOFR + 5.000%) (2)	12/12/29	$346,482	$349,587

Magnite, Inc. 2025 Repriced Term Loan B

6.96% (1 mo. USD Term SOFR + 3.000%) (2)	02/06/31	373,125	373,668

MH Sub I LLC 2023 Term Loan

8.25% (3 mo. USD Term SOFR + 4.250%) (2)	05/03/28	207,003	188,788

PUG LLC 2024 Extended Term Loan B

0.00% (10)	03/15/30	125,000	125,208

TripAdvisor, Inc. Term Loan

6.71% (1 mo. USD Term SOFR + 2.750%) (2)	07/08/31	124,060	120,338

			1,206,315

Investment Companies — 0.2%

HDI Aerospace Intermediate Holding III Corp. Term Loan B

7.69% (3 mo. USD Term SOFR + 3.750%) (2)	02/11/32	99,500	100,060

Machinery-Construction & Mining — 0.5%

WEC U.S. Holdings Ltd. 2024 Term Loan

6.38% (1 mo. USD Term SOFR + 2.250%) (2)	01/27/31	247,494	248,346

Media — 0.7%

Charter Communications Operating LLC 2024 Term Loan B5

6.24% (3 mo. USD Term SOFR + 2.250%) (2)	12/15/31	124,063	123,999

Virgin Media Bristol LLC USD Term Loan N

6.65% (1 mo. USD Term SOFR + 2.500%) (2)	01/31/28	22,057	22,075

Ziggo Financing Partnership 2025 Term Loan B

7.03% (6 mo. USD Term SOFR + 3.250%) (2)	01/15/33	150,000	147,375

Ziggo Financing Partnership USD Term Loan I

6.71% (6 mo. USD Term SOFR + 2.500%) (2)	04/30/28	75,945	75,963

			369,412

Issues	Maturity Date	Principal Amount	Value

Miscellaneous Manufacturers — 0.5%

Cleanova U.S. Holdings LLC 2025 Term Loan B

8.81% (3 mo. USD Term SOFR + 4.750%) (2)	06/14/32	$250,000	$250,625

Office/Business Equipment — 0.5%

Xerox Holdings Corp. 2023 Term Loan B

8.00% (3 mo. USD Term SOFR + 4.000%)	11/19/29	281,547	263,012

Retail — 1.5%

Peer Holding III BV 2025 USD Term Loan B

0.00% (10)	09/29/32	250,000	250,469

Tacala LLC 2025 Repriced Term Loan B

6.96% (1 mo. USD Term SOFR + 3.000%) (2)	01/31/31	249,370	250,573

Thermostat Purchaser III, Inc. 2024 Term Loan B

8.25% (3 mo. USD Term SOFR + 4.250%) (2)	08/31/28	249,369	249,784

			750,826

Software — 3.2%

Cast & Crew Payroll LLC 2021 Incremental Term Loan

7.71% (1 mo. USD Term SOFR + 3.750%) (2)	12/29/28	123,714	102,111

Cloud Software Group, Inc. 2025 Term Loan B (2031)

7.25% (3 mo. USD Term SOFR + 3.250%)	03/21/31	248,750	249,081

DTI Holdco, Inc. 2025 Term Loan B

0.00% (10),(2)	04/26/29	99,749	88,091

Open Text Corp. 2023 Term Loan B

5.71% (1 mo. USD Term SOFR + 1.750%) (2)	01/31/30	344,328	344,523

Project Alpha Intermediate Holding, Inc. 2024 1st Lien Term Loan B

7.25% (3 mo. USD Term SOFR + 3.250%)	10/26/30	248,744	249,098

Renaissance Holding Corp. 2024 1st Lien Term Loan

7.96% (1 mo. USD Term SOFR + 4.000%) (2)	04/05/30	247,481	214,552

SolarWinds Holdings, Inc. 2025 Term Loan

8.03% (3 mo. USD Term SOFR + 4.000%) (2)	04/16/32	125,000	124,532

See accompanying Notes to Financial Statements.

TCW Multisector Credit Income ETF

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount		Value

Software (Continued)

Surf Holdings LLC 2025 Incremental Term Loan

7.58% (1 mo. USD Term SOFR + 3.500%) (2)	03/05/27		$248,038	$248,555

				1,620,543

Total Bank Loans

(Cost: $12,224,808)				12,019,637

Total Fixed Income Securities

(Cost: $43,435,619)				43,906,914

CONVERTIBLE SECURITIES — 0.1%

CONVERTIBLE CORPORATE BONDS — 0.1%

Commercial Services — 0.1%

Worldline SA (France)

0.00% (3),(13)	07/30/26	EUR	25,594	28,446

Total Convertible Corporate Bonds

(Cost: $26,025)				28,446

Issues	Shares	Value

COMMON STOCK — 0.0%

Beverages — 0.0%

Luxco Co. Ltd. (14)	1,312	$22,070

Total Common Stock

(Cost: $23,243)		22,070

MONEY MARKET INVESTMENTS — 7.2%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 4.01% (15)	204,472	204,472

TCW Central Cash Fund, 4.07% (15),(16)	3,462,341	3,462,341

Total Money Market Investments

(Cost: $3,666,813)		3,666,813

Total Investments (93.6%)

(Cost: $47,151,700)		47,624,243

Net Unrealized Appreciation/Depreciation On Unfunded Commitments (0.0%)		109

Excess Of Other Assets Over Liabilities (6.4%)		3,238,239

Net Assets (100.0%)		$50,862,591

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (17)
Goldman Sachs & Co.	EUR	242,192	01/09/26	$282,600	$280,207	$(2,393)

				$282,600	$280,207	$(2,393)

SELL (18)
Goldman Sachs & Co.	EUR	572,137	01/09/26	$675,297	$661,938	$13,359
Citibank N.A.	EUR	46,813	01/09/26	54,618	54,161	457

				$729,915	$716,099	$13,816

Notes to the Schedule of Investments:

CLO	Collateralized Loan Obligation.
EUR	Euro Currency.
PIK	Payment In Kind.
SOFR	Secured Overnight Financing Rate.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At October 31, 2025, the value of these securities amounted to $20,663,613 or 40.6% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at October 31, 2025.
(3)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At October 31, 2025, the value of these securities amounted to $5,965,422 or 11.7% of net assets.
(4)	Perpetual maturity.
(5)	Payment in kind (“PIK”).

See accompanying Notes to Financial Statements.

TCW Multisector Credit Income ETF

October 31, 2025

(6)	PIK security. Income may be paid in additional securities or cash at the discretion of the issuer - 5.00% cash or 10.00% PIK interest.
(7)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(8)	PIK security. Income may be paid in additional securities or cash at the discretion of the issuer - 9.05% cash or 9.00% PIK interest.
(9)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $11,538, at an interest rate of 6.74% and a maturity of December 11, 2031.The investment is accruing an unused commitment fee of 2.75% per annum.
(10)	This position represents an unsettled bank loan at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(11)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $26,092, at an interest rate of 8.25% and a maturity of November 1, 2031.The investment is accruing an unused commitment fee of 4.25% per annum.
(12)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $18,229, at an interest rate of 1.75% and a maturity of August 16, 2032. The investment is accruing an unused commitment fee of 3.50% per annum.
(13)	Security is not accruing interest.
(14)	Non-income producing security.
(15)	Rate disclosed is the 7-day net yield as of October 31, 2025.
(16)	Affiliated issuer.
(17)	Fund buys foreign currency, sells USD.
(18)	Fund sells foreign currency, buys USD.

The summary of the TCW Multisector Credit Income ETF transactions in the affiliated funds for the year ended October 31, 2025 is as follows:

Name of Affiliated Fund	Value at November 15, 2024	Purchases at Cost	Proceeds from Sales	Number of Shares Held October 31, 2025	Value at October 31, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund
	$—	$23,847,341	$20,385,000	3,462,341	$3,462,341	$68,370	$—	$—	$—

Total					$3,462,341	$68,370	$—	$—	$—

See accompanying Notes to Financial Statements.

TCW Multisector Credit Income ETF

Fair Valuation Summary	October 31, 2025

The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds	$—	$24,246,562	$—	$24,246,562
Bank Loans	—	12,019,637	—	12,019,637
Foreign Government Bonds	—	5,912,284	—	5,912,284
Asset-Backed Securities	—	1,728,431	—	1,728,431

Total Fixed Income Securities	—	43,906,914	—	43,906,914

Convertible Corporate Bonds	—	28,446	—	28,446
Money Market Investments	3,666,813	—	—	3,666,813
Common Stock	—	22,070	—	22,070
Net Unrealized Appreciation (Depreciation) on Unfunded Commitments	—	109	—	109

Total Investments	$3,666,813	$43,957,539	$—	$47,624,352

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	13,816	—	13,816

Total	$3,666,813	$43,971,355	$—	$47,638,168

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(2,393)	$—	$(2,393)

Total	$—	$(2,393)	$—	$(2,393)

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

Schedule of Investments	October 31, 2025

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 93.2% of Net Assets

BANK LOANS — 90.5%

Advertising — 1.2%

Advantage Sales & Marketing, Inc. 2024 Term Loan

8.45% (3 mo. USD Term SOFR + 4.250%) (1)	10/28/27	$1,094,673	$968,709

Outfront Media Capital LLC 2025 Term Loan B

6.02% (1 mo. USD Term SOFR + 2.000%)	09/24/32	748,893	749,477

Planet U.S. Buyer LLC 2024 Term Loan B

7.20% (3 mo. USD Term SOFR + 3.000%) (1)	02/07/31	647,902	652,103

Wasserman Media Group LLC Term Loan B

6.99% (1 mo. USD Term SOFR + 3.000%) (1)	06/23/32	700,000	704,375

			3,074,664

Aerospace & Defense — 0.3%

Air Comm Corp. LLC 2025 Term Loan

6.74% (3 mo. USD Term SOFR + 2.750%) (1),(2)	12/11/31	334,143	334,980

Novaria Holdings LLC 2024 Term Loan B

7.21% (1 mo. USD Term SOFR + 3.500%) (1)	06/06/31	443,512	444,807

			779,787

Agriculture — 0.2%

Alltech, Inc. 2025 Term Loan

8.33% (1 mo. USD Term SOFR + 4.250%) (1)	08/13/30	546,856	549,421

Airlines — 0.6%

Air Canada 2024 Term Loan B

5.96% (1 mo. USD Term SOFR + 2.000%) (1)	03/21/31	504,512	506,341

United Airlines, Inc. 2024 1st Lien Term Loan B

6.20% (3 mo. USD Term SOFR + 2.000%) (1)	02/22/31	1,068,653	1,072,950

			1,579,291

Apparel — 0.9%

ABG Intermediate Holdings 2 LLC 2024 1st Lien Term Loan B

6.21% (1 mo. USD Term SOFR + 2.250%) (1)	12/21/28	1,175,696	1,176,542

Issues	Maturity Date	Principal Amount	Value

Apparel (Continued)

WH Borrower LLC 2025 Term Loan B

8.95% (3 mo. USD Term SOFR + 4.750%) (1)	02/20/32	$997,500	$999,994

			2,176,536

Auto Parts & Equipment — 0.1%

First Brands Group LLC 2021 Term Loan

0.00% (3 mo. USD Term SOFR + 5.000%) (3)	03/30/27	968,971	322,667

Banks — 0.1%

Chrysaor Bidco Sarl 2025 USD Term Loan B

7.16% (3 mo. USD Term SOFR + 3.250%) (1)	10/30/31	287,314	288,319

Beverages — 1.4%

Arterra Wines Canada, Inc. 2020 Term Loan

7.76% (3 mo. USD Term SOFR + 3.500%) (1)	11/24/27	415,396	405,646

Naked Juice LLC 2025 FLFO Term Loan

9.50% (3 mo. USD Term SOFR + 5.500%) (1)	01/24/29	8,853	8,941

Pegasus BidCo BV 2025 USD Repriced Term Loan B

6.76% (3 mo. USD Term SOFR + 2.750%) (1)	07/12/29	1,340,312	1,350,364

Triton Water Holdings, Inc. 2025 Term Loan B

6.25% (3 mo. USD Term SOFR + 2.250%) (1)	03/31/28	1,739,366	1,745,932

			3,510,883

Building Materials — 0.2%

PHRG Intermediate LLC 2025 Term Loan B

8.00% (3 mo. USD Term SOFR + 4.000%) (1)	02/20/32	393,986	385,369

Standard Industries, Inc. 2021 Term Loan B

5.75% (1 mo. USD Term SOFR + 1.750%) (1)	09/22/28	159,255	159,974

			545,343

Chemicals — 0.9%

Archroma Finance SARL 2023 USD Term Loan B2A

9.20% (6 mo. USD Term SOFR + 5.500%) (1)	06/30/27	1,176,157	911,522

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

Chemicals (Continued)

Chemours Co. 2025 Term Loan B

7.46% (1 mo. USD Term SOFR + 3.500%) (1)	10/15/32	$293,703	$289,591

Mativ Holdings, Inc. Delayed Draw Term Loan A

6.56% (1 mo. USD Term SOFR + 2.500%) (1)	05/06/27	1,112,320	1,106,758

			2,307,871

Commercial Services — 14.6%

Albion Financing 3 SARL 2025 USD Term Loan

7.22% (3 mo. USD Term SOFR + 3.000%) (1)	05/21/31	1,531,893	1,543,390

Allied Universal Holdco LLC 2025 USD Term Loan B

7.31% (1 mo. USD Term SOFR + 3.250%) (1)	08/20/32	630,000	633,267

Amspec Parent LLC 2025 Delayed Draw Term Loan

7.50% (3 mo. USD Term SOFR + 3.500%) (1)	12/20/31	193,140	194,770

Amspec Parent LLC 2025 Term Loan

7.50% (3 mo. USD Term SOFR + 3.500%) (1)	12/20/31	1,253,525	1,264,105

Anticimex Global AB 2025 USD Term Loan

0.00% (3)	11/17/31	750,000	750,000

Anticimex International AB 2024 Term Loan B6

7.76% (3 mo. USD Term SOFR + 3.400%) (1)	11/16/28	1,497,783	1,507,384

APi Group DE, Inc. 2025 Term Loan

5.71% (1 mo. USD Term SOFR + 1.750%) (1)	01/03/29	955,701	957,856

Archkey Solutions LLC 2024 Term Loan B

8.25% (1 mo. USD Term SOFR + 4.750%) (1),(4)	11/01/31	1,057,274	1,066,657

ASP Dream Acquisition Co. LLC Term Loan B

8.31% (1 mo. USD Term SOFR + 4.250%) (1)	12/15/28	877,686	831,607

Astro Acquisition LLC 2025 Term Loan B

7.12% (6 mo. USD Term SOFR + 3.250%) (1)	08/28/32	600,000	604,125

Belron Finance 2019 LLC 2025 Repriced Term Loan B

6.74% (3 mo. USD Term SOFR + 2.500%) (1)	10/16/31	973,130	979,115

Issues	Maturity Date	Principal Amount	Value

Commercial Services (Continued)

Berkeley Research Group LLC Term Loan B

7.25% (3 mo. USD Term SOFR + 3.250%) (1)	05/01/32	$480,000	$482,234

Boost Newco Borrower LLC 2025 USD Term Loan B

6.00% (3 mo. USD Term SOFR + 2.000%) (1)	01/31/31	1,241,884	1,246,541

CCRR Parent, Inc. Term Loan B

8.71% (3 mo. USD Term SOFR + 4.250%) (1)	03/06/28	832,378	276,766

Element Materials Technology Group U.S. Holdings, Inc. 2022 USD Term Loan

7.68% (3 mo. USD Term SOFR + 3.750%) (1)	07/06/29	1,304,214	1,315,632

Ensemble RCM LLC 2024 Term Loan B

6.84% (3 mo. USD Term SOFR + 3.000%) (1)	08/01/29	1,540,994	1,548,899

Fugue Finance BV 2025 Repriced Term Loan

6.95% (3 mo. USD Term SOFR + 2.750%) (1)	01/09/32	1,692,758	1,699,241

Herc Holdings, Inc. Term Loan B

6.11% (1 mo. USD Term SOFR + 2.000%) (1)	06/02/32	945,946	951,759

ION Platform Finance U.S., Inc. USD Term Loan

7.69% (3 mo. USD Term SOFR + 3.750%) (1)	10/07/32	550,000	539,688

Kelso Industries LLC Term Loan

9.65% (1 mo. USD Term SOFR + 5.750%) (1),(5)	12/30/29	1,422,323	1,425,879

Learning Care Group U.S. No. 2, Inc. 2024 Term Loan B

8.23% (3 mo. USD Term SOFR + 4.000%)	08/11/28	1,211,407	1,191,419

Lernen Bidco Ltd. 2025 USD Term Loan B3A

7.87% (3 mo. USD Term SOFR + 3.500%) (1)	10/27/31	995,006	997,081

Lernen Bidco Ltd. 2025 USD Term Loan B3B

7.84% (3 mo. USD Term SOFR + 3.500%) (1)	10/27/31	249,375	249,895

Nuvei Technologies Corp. 2025 Repriced Term Loan B

6.71% (3 mo. USD Term SOFR + 2.750%) (1)	11/17/31	1,161,852	1,164,367

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

October 31, 2025

Issues	Maturity Date	Principal Amount	Value

Commercial Services (Continued)

Prime Security Services Borrower LLC 2024 1st Lien Term Loan B

6.13% (1 mo. USD Term SOFR + 2.000%) (1)	10/13/30	$557,786	$557,490

Prime Security Services Borrower LLC 2025 Incremental Term Loan B

5.86% (1 mo. USD Term SOFR + 1.750%)	03/07/32	498,747	496,565

Priority Holdings LLC 2025 Term Loan B

7.71% (1 mo. USD Term SOFR + 3.750%) (1)	07/30/32	1,465,394	1,467,959

Prometric Holdings, Inc. 2025 Term Loan B

7.71% (1 mo. USD Term SOFR + 3.750%) (1)	06/25/32	650,000	654,062

Raven Acquisition Holdings LLC Delayed Draw Term Loan

0.00% (3)	11/19/31	13,333	13,352

Raven Acquisition Holdings LLC Term Loan B

0.00% (1 mo. USD Term SOFR + 3.250%) (3)	11/19/31	185,733	185,999

Sabert Corp. 2024 Term Loan B

7.08% (1 mo. USD Term SOFR + 3.000%) (1)	12/10/26	1,516,528	1,519,371

Secretariat Advisors LLC 2025 Term Loan B

8.00% (3 mo. USD Term SOFR + 4.000%) (1),(6)	02/28/32	1,233,348	1,238,750

TruGreen LP 2020 2nd Lien Term Loan

12.60% (3 mo. USD Term SOFR + 8.500%) (1)	11/02/28	500,000	455,315

TTF Holdings LLC 2024 Term Loan

7.79% (6 mo. USD Term SOFR + 3.750%) (1)	07/18/31	707,837	653,865

United Rentals, Inc. 2025 Repriced Term Loan B

5.46% (1 mo. USD Term SOFR + 1.500%) (1)	02/14/31	498,734	502,038

United Talent Agency LLC 2025 Term Loan B

7.53% (1 mo. USD Term SOFR + 3.500%) (1)	06/10/32	1,479,981	1,494,781

Valvoline, Inc. Term Loan B

0.00% (3)	03/19/32	549,580	551,229

Veritiv Corp. Term Loan B

8.00% (3 mo. USD Term SOFR + 4.000%) (1)	12/02/30	988,001	951,489

Issues	Maturity Date	Principal Amount	Value

Commercial Services (Continued)

Vistage Worldwide, Inc. Term Loan

7.75% (3 mo. USD Term SOFR + 3.750%) (1)	07/13/29	$1,240,409	$1,240,025

VT Topco, Inc. 2024 1st Lien Term Loan B

6.96% (3 mo. USD Term SOFR + 3.000%) (1)	08/09/30	684,156	674,920

XPLOR T1 LLC Term Loan B

7.50% (3 mo. USD Term SOFR + 3.500%)	06/24/31	849,529	850,591

			36,929,478

Computers — 4.8%

Access CIG LLC 2025 Term Loan

7.96% (1 mo. USD Term SOFR + 4.000%) (1)	08/19/30	739,304	737,282

Amentum Government Services Holdings LLC 2024 Term Loan B

6.21% (1 mo. USD Term SOFR + 2.250%) (1)	09/29/31	508,603	509,112

Clover Holdings 2 LLC Term Loan B

7.83% (1 mo. USD Term SOFR + 3.750%) (1)	12/09/31	1,361,525	1,363,227

Cyberswift U.S. Finco LLC Term Loan B

7.90% (3 mo. USD Term SOFR + 4.000%) (1)	10/08/32	697,722	699,906

Imprivata, Inc. 2025 Term Loan B

7.00% (3 mo. USD Term SOFR + 3.000%) (1)	12/01/27	1,500,582	1,510,275

NCR Atleos LLC 2025 Term Loan B

7.03% (3 mo. USD Term SOFR + 3.000%) (1)	04/16/29	1,189,689	1,192,170

Nielsen Consumer, Inc. 2025 USD 1st Lien Term Loan

6.46% (1 mo. USD Term SOFR + 2.500%) (1)	10/31/30	1,414,339	1,414,339

Peraton Corp. 2nd Lien Term Loan B1

12.05% (3 mo. USD Term SOFR + 7.750%) (1)	02/01/29	248,837	128,696

Peraton Corp. Term Loan B

7.69% (1 mo. USD Term SOFR + 3.750%) (1)	02/01/28	1,299,419	1,125,920

Ping Identity Holding Corp. 2025 Term Loan

0.00% (3)	10/31/32	468,769	469,648

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

Computers (Continued)

SMX Group LLC Term Loan

8.46% (3 mo. USD Term SOFR + 4.500%) (1)	02/06/32	$942,500	$943,287

Tempo Acquisition LLC 2025 Repriced Term Loan B

5.71% (1 mo. USD Term SOFR + 1.750%) (1)	08/31/28	1,211,856	1,182,317

Twitter, Inc. Term Loan

10.45% (3 mo. USD Term SOFR + 6.500%) (1)	10/26/29	306,755	299,469

X Corp. 2025 Fixed Term Loan

9.50%	10/26/29	500,000	502,188

			12,077,836

Cosmetics/Personal Care — 0.7%

ACP Tara Holdings, Inc. 2025 Term Loan B

0.00% (3)	09/17/32	671,524	674,881

Opal Bidco SAS 1st Lien Term Loan B

6.90% (3 mo. USD Term SOFR + 3.000%)	04/28/32	1,125,000	1,131,154

			1,806,035

Distribution & Wholesale — 0.1%

Resideo Funding, Inc. 2024 1st Lien Term Loan B

6.03% (1 mo. USD Term SOFR + 1.750%) (1)	02/11/28	292,778	293,969

Diversified Financial Services — 3.6%

Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6

5.78% (1 mo. USD Term SOFR + 1.750%) (1)	06/22/30	985,056	987,879

Blackhawk Network Holdings, Inc. 2025 Term Loan B

7.96% (1 mo. USD Term SOFR + 4.000%) (1)	03/12/29	985,028	990,185

Corpay Technologies Operating Co. LLC Term Loan B5

5.81% (1 mo. USD Term SOFR + 1.750%) (1)	04/28/28	1,612,118	1,613,126

Dechra Pharmaceuticals Holdings Ltd. USD Term Loan B

7.45% (6 mo. USD Term SOFR + 3.250%) (1)	01/27/32	875,231	878,697

Delos Aircraft DAC Term Loan

5.75% (3 mo. USD Term SOFR + 1.750%) (1)	10/31/27	333,333	335,148

Issues	Maturity Date	Principal Amount	Value

Diversified Financial Services (Continued)

Guggenheim Partners LLC 2024 Term Loan B

6.50% (3 mo. USD Term SOFR + 2.500%) (1)	11/26/31	$979,473	$984,782

Jane Street Group LLC 2024 Term Loan B1

6.20% (3 mo. USD Term SOFR + 2.000%) (1)	12/15/31	1,989,556	1,973,510

Jefferies Finance LLC 2024 Term Loan

6.80% (1 mo. USD Term SOFR + 3.000%) (1)	10/21/31	871,545	858,472

Setanta Aircraft Leasing DAC 2024 Term Loan B

5.75% (3 mo. USD Term SOFR + 1.750%) (1)	11/05/28	420,583	422,899

			9,044,698

Electric — 4.3%

Alpha Generation LLC Term Loan B

5.96% (1 mo. USD Term SOFR + 2.750%) (1)	09/30/31	497,487	498,674

Astoria Energy LLC 2025 Term Loan B

6.75% (3 mo. USD Term SOFR + 2.750%) (1)	06/23/32	497,887	500,300

Calpine Corp. 2024 Term Loan B10

5.71% (1 mo. USD Term SOFR + 1.750%) (1)	01/31/31	184,576	184,627

Calpine Corp. 2024 Term Loan B5

5.71% (1 mo. USD Term SOFR + 1.750%) (1)	02/15/32	1,214,286	1,214,735

Carroll County Energy LLC 2024 Term Loan B

7.25% (3 mo. USD Term SOFR + 3.250%) (1)	06/30/31	518,623	521,216

Compass Power Generation LLC 2025 Term Loan B

7.21% (1 mo. USD Term SOFR + 3.250%) (1)	04/14/29	1,473,035	1,485,003

Cornerstone Generation LLC Term Loan B

7.48% (3 mo. USD Term SOFR + 3.250%) (1)	08/11/32	1,250,000	1,262,725

Edgewater Generation LLC 2025 Repriced Term Loan

6.96% (1 mo. USD Term SOFR + 3.000%) (1)	08/01/30	1,093,411	1,097,588

EFS Cogen Holdings I LLC 2025 Term Loan B

7.00% (3 mo. USD Term SOFR + 3.000%) (1)	10/03/31	790,779	796,654

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

October 31, 2025

Issues	Maturity Date	Principal Amount	Value

Electric (Continued)

Potomac Energy Center LLC 2025 Term Loan

6.84% (1)	08/05/32	$750,000	$754,687

South Field LLC 2025 1st Lien Term Loan B

7.00% (3 mo. USD Term SOFR + 3.000%) (1)	08/29/31	673,984	679,039

South Field LLC 2025 1st Lien Term Loan C

7.00% (3 mo. USD Term SOFR + 3.000%) (1)	08/29/31	43,342	43,667

Talen Energy Supply LLC 2023 Term Loan B

6.73% (3 mo. USD Term SOFR + 2.500%) (1)	05/17/30	269,976	270,632

Vistra Operations Co. LLC 1st Lien Term Loan B3

5.71% (1 mo. USD Term SOFR + 1.750%) (1)	12/20/30	1,493,668	1,498,335

			10,807,882

Electrical Components & Equipment — 0.6%

Energizer Holdings, Inc. 2025 Term Loan B

6.00% (1 mo. USD Term SOFR + 2.000%) (1)	03/19/32	231,933	232,658

Pelican Products, Inc. 2021 Term Loan

8.51% (3 mo. USD Term SOFR + 4.250%) (1)	12/29/28	1,458,557	1,182,160

			1,414,818

Electronics — 1.7%

Coherent Corp. 2025 Term Loan B2

5.71% (1 mo. USD Term SOFR + 1.750%) (1)	07/02/29	685,758	687,685

LSF12 Crown U.S. Commercial Bidco LLC 2025 Term Loan B

7.66% (1 mo. USD Term SOFR + 3.500%) (1)	12/02/31	498,750	502,334

Mirion Technologies, Inc. 2025 Term Loan B

6.25% (3 mo. USD Term SOFR + 2.250%) (1)	06/04/32	1,500,000	1,510,627

TCP Sunbelt Acquisition Co. 2024 Term Loan B

8.45% (3 mo. USD Term SOFR + 4.250%) (1)	10/24/31	1,488,750	1,499,916

			4,200,562

Energy-Alternate Sources — 0.4%

Oregon Clean Energy LLC 2024 1st Lien Term Loan B

7.50% (3 mo. USD Term SOFR + 3.500%) (1)	07/12/30	1,068,080	1,074,531

Issues	Maturity Date	Principal Amount	Value

Engineering & Construction — 2.5%

Astrion Group LLC 2024 Term Loan

9.29% (3 mo. USD Term SOFR + 5.000%) (1)	08/29/31	$1,394,639	$1,255,175

DG Investment Intermediate Holdings 2, Inc. 2025 Term Loan

7.71% (1 mo. USD Term SOFR + 3.750%)	07/09/32	1,557,328	1,563,176

Holding Socotec SAS 2025 USD Term Loan B

7.37% (3 mo. USD Term SOFR + 3.250%) (1)	06/02/31	1,433,985	1,444,145

ITG Communications LLC Term Loan B

8.95% (3 mo. USD Term SOFR + 4.750%) (1)	07/09/31	1,405,000	1,373,395

Legence Holdings LLC 2025 Term Loan B

6.97% (1 mo. USD Term SOFR + 3.250%) (1)	12/18/28	817,708	820,365

			6,456,256

Entertainment — 5.4%

Banijay Entertainment SAS 2025 USD Term Loan B3

6.88% (1 mo. USD Term SOFR + 2.750%) (1)	03/01/28	962,385	968,800

Churchill Downs, Inc. 2021 Incremental Term Loan B1

5.71% (1 mo. USD Term SOFR + 1.750%) (1)	03/17/28	496,104	496,724

Delta 2 Lux SARL 2024 Term Loan B1

6.00% (3 mo. USD Term SOFR + 2.000%) (1)	09/30/31	366,667	367,697

DK Crown Holdings, Inc. 2025 Term Loan B

5.86% (1 mo. USD Term SOFR + 1.750%) (1)	03/04/32	1,243,750	1,240,255

EOC Borrower LLC Term Loan A

7.71% (1 mo. USD Term SOFR + 3.750%) (1)	03/24/28	299,021	300,330

EOC Borrower LLC Term Loan B

6.96% (1)	03/24/32	568,575	572,248

Flutter Financing BV 2024 Term Loan B

5.75% (3 mo. USD Term SOFR + 1.750%) (1)	11/30/30	1,737,870	1,733,091

Flutter Financing BV 2025 Term Loan B

6.00% (3 mo. USD Term SOFR + 2.000%) (1)	06/04/32	299,250	298,252

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

Entertainment (Continued)

GVC Holdings Gibraltar Ltd. 2025 Term Loan B5 (2032)

6.37% (3 mo. USD Term SOFR + 2.250%) (1)	07/31/32	$1,680,000	$1,675,800

GVC Holdings Gibraltar Ltd. 2025 Term Loan B6 (2029)

6.37% (3 mo. USD Term SOFR + 2.250%) (1)	10/31/29	248,121	248,529

Herschend Entertainment Co. LLC 2025 Term Loan B

7.21% (1 mo. USD Term SOFR + 3.250%) (1)	05/27/32	343,402	345,517

J&J Ventures Gaming LLC 2025 Repriced Term Loan B

7.46% (1 mo. USD Term SOFR + 3.500%) (1)	04/26/30	1,238,772	1,229,091

Light & Wonder International, Inc. 2024 Term Loan B2

6.29% (1 mo. USD Term SOFR + 2.250%) (1)	04/14/29	773,784	777,169

Showtime Acquisition LLC 2024 1st Lien Term Loan

8.94% (3 mo. USD Term SOFR + 4.750%) (1)	08/16/31	721,756	724,011

TKO Worldwide Holdings LLC 2025 Term Loan

6.04% (3 mo. USD Term SOFR + 2.000%) (1)	11/21/31	1,822,441	1,828,574

Voyager Parent LLC Term Loan B

8.75% (3 mo. USD Term SOFR + 4.750%) (1)	07/01/32	825,000	826,085

			13,632,173

Environmental Control — 2.1%

Action Environmental Group, Inc. 2023 Term Loan B

7.25% (3 mo. USD Term SOFR + 3.750%)	10/24/30	1,235,683	1,238,772

ERM Emerald U.S., Inc. USD Term Loan B1

7.00% (3 mo. USD Term SOFR + 3.000%) (1)	07/12/28	1,371,520	1,374,380

Heritage-Crystal Clean, Inc. Term Loan B

7.75% (3 mo. USD Term SOFR + 4.000%) (1)	10/17/30	1,153,807	1,160,534

MIP V Waste Holdings LLC 2025 Term Loan B

6.59% (3 mo. USD Term SOFR + 2.750%)	08/20/32	1,197,000	1,202,985

Reworld Holding Corp. Term Loan B

6.28% (1 mo. USD Term SOFR + 2.250%) (1)	11/30/28	443,756	444,533

Issues	Maturity Date	Principal Amount	Value

Environmental Control (Continued)

Reworld Holding Corp. Term Loan C

6.28% (1 mo. USD Term SOFR + 2.250%) (1)	11/30/28	$34,350	$34,410

			5,455,614

Food — 2.5%

1440 Food Topco LLC Term Loan B

8.96% (1 mo. USD Term SOFR + 5.000%) (1)	10/31/31	633,230	589,699

BCPE North Star U.S. HoldCo 2, Inc. Term Loan

8.08% (1 mo. USD Term SOFR + 4.000%) (1)	06/09/28	441,105	440,710

C&S Wholesale Grocers, Inc. Term Loan B

8.96% (3 mo. USD Term SOFR + 5.000%) (1)	09/20/30	1,000,000	988,125

Nourish Buyer I, Inc. 2025 Term Loan B

8.53% (1 mo. USD Term SOFR + 4.500%) (1)	07/09/32	1,000,000	1,002,500

Simply Good Foods USA, Inc. 2023 Term Loan B

5.96% (1 mo. USD Term SOFR + 2.000%) (1)	03/17/27	831,125	831,125

United Natural Foods, Inc. 2024 Term Loan

8.71% (1 mo. USD Term SOFR + 4.750%) (1)	05/01/31	1,338,997	1,349,039

Upfield BV 2025 USD Term Loan B12

8.27% (3 mo. USD Term SOFR + 3.750%)	02/12/26	1,083,176	1,017,963

			6,219,161

Food Service — 0.8%

Aramark Services, Inc. 2025 Repriced Term Loan

5.71% (1 mo. USD Term SOFR + 1.750%) (1)	04/06/28	1,354,490	1,358,160

Gategroup Finance Luxembourg SA USD Term Loan B

8.38% (1 mo. USD Term SOFR + 4.250%) (1)	06/10/32	597,649	603,533

			1,961,693

Forest Products & Paper — 0.1%

Glatfelter Corp. Term Loan B

8.45% (3 mo. USD Term SOFR + 4.250%) (1)	11/04/31	175,853	166,708

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

October 31, 2025

Issues	Maturity Date	Principal Amount	Value

Health Care-Products — 1.3%

Bausch & Lomb Corp. 2023 Incremental Term Loan

7.96% (1 mo. USD Term SOFR + 4.000%) (1)	09/29/28	$235,743	$236,776

Bausch & Lomb Corp. 2025 Term Loan B

8.21% (1 mo. USD Term SOFR + 4.250%) (1)	01/15/31	941,653	948,716

Medline Borrower LP 2025 Term Loan B

5.96% (1 mo. USD Term SOFR + 2.000%) (1)	10/23/28	969,511	971,368

QuidelOrtho Corp. Term Loan

8.00% (3 mo. USD Term SOFR + 4.000%) (1)	08/20/32	1,060,084	1,055,281

			3,212,141

Health Care-Services — 3.9%

ADMI Corp. 2023 Term Loan B5

9.71% (1 mo. USD Term SOFR + 5.750%) (1)	12/23/27	1,002,139	968,943

AHP Health Partners, Inc. 2025 Term Loan B

6.21% (1 mo. USD Term SOFR + 2.250%) (1)	09/20/32	500,000	502,580

Concentra Health Services, Inc. 2025 Repriced Term Loan B

5.96% (1 mo. USD Term SOFR + 2.000%) (1)	07/26/31	795,046	798,278

Dermatology Intermediate Holdings III, Inc. 2022 Term Loan B

8.09% (3 mo. USD Term SOFR + 4.250%) (1)	03/30/29	884,642	837,826

Dermatology Intermediate Holdings III, Inc. 2023 Incremental Term Loan B

9.34% (3 mo. USD Term SOFR + 5.500%) (1)	03/30/29	197,000	185,672

Fortrea Holdings, Inc. Term Loan B

7.71% (1 mo. USD Term SOFR + 3.750%) (1)	07/01/30	684,041	648,557

Heartland Dental LLC 2025 Term Loan

7.71% (1 mo. USD Term SOFR + 3.750%) (1)	08/25/32	1,208,425	1,212,576

Inception Holdco SARL 2025 Repriced Term Loan

7.25% (3 mo. USD Term SOFR + 3.250%) (1)	04/18/31	1,571,987	1,580,343

Issues	Maturity Date	Principal Amount	Value

Health Care-Services (Continued)

Modivcare, Inc. 2024 Term Loan B

12.75% (3 mo. USD Term SOFR + 4.750%) (1)	07/01/31	$755,807	$329,090

Modivcare, Inc. 2025 Incremental Term Loan

15.44% (3 mo. USD Term SOFR + 8.500%) (1)	01/12/26	260,245	112,448

NAPA Management Services Corp. Term Loan B

9.31% (1 mo. USD Term SOFR + 5.250%) (1)	02/23/29	1,042,202	726,941

Onex TSG Intermediate Corp. 2025 Term Loan B

7.59% (3 mo. USD Term SOFR + 3.750%) (1)	08/06/32	809,594	814,436

Pluto Acquisition I, Inc. 2024 First Out Superpriority Term Loan

9.50% (3 mo. USD Term SOFR + 5.500%) (1)	06/20/28	1,116,653	1,133,403

			9,851,093

Holding Companies - Diversified — 0.4%

Emerald X, Inc. 2025 Term Loan B1

7.21% (1 mo. USD Term SOFR + 3.250%) (1)	01/30/32	498,750	502,595

GC Ferry Acquisition I, Inc. Term Loan

7.71% (3 mo. USD Term SOFR + 3.500%) (1),(7)	08/16/32	427,083	426,936

			929,531

Insurance — 1.4%

AmWINS Group, Inc. 2025 Term Loan B

6.25% (1 mo. USD Term SOFR + 2.250%) (1)	01/30/32	1,236,234	1,239,238

Asurion LLC 2021 Term Loan B9

7.33% (1 mo. USD Term SOFR + 3.250%) (1)	07/31/27	1,558,141	1,560,337

Asurion LLC 2022 Term Loan B10

8.06% (1 mo. USD Term SOFR + 4.000%) (1)	08/19/28	746,166	748,032

Asurion LLC 2024 Term Loan B12

8.21% (1 mo. USD Term SOFR + 4.250%) (1)	09/19/30	124,372	124,139

			3,671,746

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

Internet — 4.1%

Barracuda Networks, Inc. 2022 Term Loan

8.34% (3 mo. USD Term SOFR + 4.500%) (1)	08/15/29	$854,424	$715,046

Delivery Hero SE 2024 USD Term Loan B

9.23% (3 mo. USD Term SOFR + 5.000%) (1)	12/12/29	1,976,003	1,993,708

Endure Digital, Inc. Non-CoOp Term Loan

7.72% (1 mo. USD Term SOFR + 3.500%) (1)	02/10/28	498,698	263,375

Go Daddy Operating Co. LLC 2024 Term Loan B8

5.71% (1 mo. USD Term SOFR + 1.750%) (1)	11/09/29	1,140,512	1,140,050

Hoya Midco LLC 2025 Term Loan B

6.09% (3 mo. USD Term SOFR + 2.250%) (1)	02/02/29	1,096,975	751,889

Magnite, Inc. 2025 Repriced Term Loan B

6.96% (3 mo. USD Term SOFR + 3.000%) (1)	02/06/31	1,219,201	1,220,975

MH Sub I LLC 2023 Term Loan

8.25% (1 mo. USD Term SOFR + 4.250%) (1)	05/03/28	261,339	238,342

MH Sub I LLC 2024 Term Loan B4

8.21% (1 mo. USD Term SOFR + 4.250%) (1)	12/31/31	248,222	200,688

Plano HoldCo, Inc. Term Loan B

7.50% (3 mo. USD Term SOFR + 3.500%) (1)	10/02/31	895,500	866,396

Polaris Purchaser, Inc. 2025 Term Loan B

7.50% (1 mo. USD Term SOFR + 3.500%) (1)	03/03/31	261,378	262,032

PUG LLC 2024 Extended Term Loan B

8.71% (1 mo. USD Term SOFR + 4.750%)	03/15/30	303,698	304,204

Research Now Group, Inc. 2024 First Lien First Out Term Loan

9.46% (3 mo. USD Term SOFR + 5.000%) (1)	07/15/28	959,952	958,752

WatchGuard Technologies, Inc. Term Loan

9.21% (1 mo. USD Term SOFR + 5.250%)	07/02/29	1,467,016	1,468,116

			10,383,573

Issues	Maturity Date	Principal Amount	Value

Investment Companies — 1.6%

AAL Delaware Holdco, Inc. 2025 Term Loan

6.71% (1 mo. USD Term SOFR + 2.750%)	07/30/31	$648,367	$650,273

FinCo I LLC 2025 Repriced Term Loan B

5.71% (1 mo. USD Term SOFR + 1.750%) (1)	06/27/29	1,428,864	1,429,014

HDI Aerospace Intermediate Holding III Corp. Term Loan B

7.69% (1 mo. USD Term SOFR + 4.500%) (1)	02/11/32	1,233,137	1,240,079

Intrado Corp. 2023 Term Loan B

7.50% (3 mo. USD Term SOFR + 3.500%) (1)	01/31/30	728,835	730,508

			4,049,874

Leisure Time — 1.6%

Alterra Mountain Co. 2025 Term Loan B8

6.46% (1 mo. USD Term SOFR + 2.500%) (1)	05/31/30	463,560	465,590

Alterra Mountain Co. 2025 Term Loan B9

6.46% (1 mo. USD Term SOFR + 2.500%) (1)	08/17/28	798,842	802,836

Arcis Golf LLC 2025 Term Loan B

6.71% (1 mo. USD Term SOFR + 2.750%) (1)	11/24/28	1,617,554	1,624,631

City Football Group Ltd. 2024 Term Loan

7.58% (1 mo. USD Term SOFR + 3.500%) (1)	07/22/30	1,248,657	1,250,218

Lakeland Tours LLC 2020 HoldCo Term Loan

10.00%	09/25/27	677,334	17,356

			4,160,631

Lodging — 0.5%

Four Seasons Hotels Ltd. 2025 Term Loan B

5.71% (1 mo. USD Term SOFR + 1.750%) (1)	09/22/32	387,128	387,924

Hilton Domestic Operating Co., Inc. 2023 Term Loan B4

5.74% (1 mo. USD Term SOFR + 1.750%) (1)	11/08/30	1,000,000	1,003,660

			1,391,584

Machinery-Construction & Mining — 0.7%

Terex Corp. 2025 Term Loan

5.71% (1 mo. USD Term SOFR + 1.750%) (1)	10/08/31	798,000	801,615

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

October 31, 2025

Issues	Maturity Date	Principal Amount	Value

Machinery-Construction & Mining (Continued)

WEC U.S. Holdings Ltd. 2024 Term Loan

6.38% (1 mo. USD Term SOFR + 2.250%) (1)	01/27/31	$1,040,970	$1,044,556

			1,846,171

Media — 1.3%

Charter Communications Operating LLC 2024 Term Loan B5

6.24% (3 mo. USD Term SOFR + 2.250%) (1)	12/15/31	1,492,481	1,491,720

MJH Healthcare Holdings LLC 2025 Repriced Term Loan B

0.00% (3)	01/29/29	250,000	231,980

NEP Group, Inc. 2025 Term Loan B

8.46% (1 mo. USD Term SOFR + 4.500%) (1)	10/17/31	155,479	149,551

Nexstar Broadcasting, Inc. 2025 Term Loan B5

6.46% (1 mo. USD Term SOFR + 2.500%)	06/28/32	498,750	499,802

Virgin Media Bristol LLC 2020 Term Loan Q

0.00% (3)	01/31/29	300,000	299,876

Virgin Media Bristol LLC USD Term Loan N

6.65% (1 mo. USD Term SOFR + 2.500%) (1)	01/31/28	97,466	97,542

Ziggo Financing Partnership USD Term Loan I

6.71% (6 mo. USD Term SOFR + 2.500%) (1)	04/30/28	455,669	455,777

			3,226,248

Metal Fabricate & Hardware — 0.3%

AZZ, Inc. Term Loan B

5.71% (1 mo. USD Term SOFR + 2.500%) (1)	05/13/29	679,385	682,697

Mining — 0.2%

American Rock Salt Co. LLC 2024 First Out Delayed Draw Term Loan

11.47% (1 mo. USD Term SOFR + 7.000%) (1),(8)	06/09/28	263,973	122,674

American Rock Salt Co. LLC 2024 First Out Term Loan

11.46% (1 mo. USD Term SOFR + 7.000%) (1)	06/09/28	415,920	414,188

			536,862

Issues	Maturity Date	Principal Amount	Value

Miscellaneous Manufacturers — 1.6%

Cleanova U.S. Holdings LLC 2025 Term Loan B

8.81% (3 mo. USD Term SOFR + 4.750%) (1)	06/14/32	$1,675,000	$1,679,187

Plastipak Packaging, Inc. 2025 Term Loan B

6.46% (1 mo. USD Term SOFR + 2.500%)	09/10/32	841,994	844,011

Rohm Holding GmbH USD Term Loan B

9.63% (3 mo. USD Term SOFR + 5.500%) (1)	07/31/26	1,683,056	1,628,357

			4,151,555

Office/Business Equipment — 0.4%

Xerox Holdings Corp. 2023 Term Loan B

8.00% (3 mo. USD Term SOFR + 4.000%)	11/19/29	1,170,178	1,093,145

Oil & Gas — 0.7%

Apro LLC 2024 Term Loan B

7.68% (3 mo. USD Term SOFR + 3.750%) (1)	07/09/31	701,870	702,895

Pasadena Performance Products LLC 1st Lien Term Loan

7.25% (3 mo. USD Term SOFR + 3.250%) (1)	02/27/32	1,003,908	1,007,673

			1,710,568

Packaging & Containers — 1.5%

Balcan Innovations, Inc. Term Loan B

8.59% (3 mo. USD Term SOFR + 4.750%) (1)	10/18/31	1,492,500	1,402,950

Clydesdale Acquisition Holdings, Inc. 2025 Delayed Draw Term Loan

3.25% (9)	04/01/32	173	173

Graham Packaging Co., Inc. 2024 Term Loan B

6.46% (1 mo. USD Term SOFR + 2.500%) (1)	08/04/27	1,178,090	1,181,359

Plaze, Inc. 2020 Incremental Term Loan

7.83% (1 mo. USD Term SOFR + 3.750%) (1)	08/03/26	1,431,292	1,329,542

			3,914,024

Pharmaceuticals — 2.0%

Amneal Pharmaceuticals LLC 2025 Term Loan B

7.46% (1 mo. USD Term SOFR + 3.500%) (1)	08/01/32	1,050,000	1,060,059

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

Pharmaceuticals (Continued)

Jazz Financing Lux SARL 2024 1st Lien Term Loan B

6.21% (1 mo. USD Term SOFR + 2.250%) (1)	05/05/28	$740,943	$743,566

Option Care Health, Inc. 2025 Term Loan B

5.71% (1 mo. USD Term SOFR + 1.750%) (1)	09/22/32	536,729	538,632

Paradigm Parent LLC 1st Lien Term Loan

8.38% (3 mo. USD Term SOFR + 4.500%) (1)	04/16/32	1,275,000	1,141,125

Perrigo Investments LLC 2024 Term Loan B

5.96% (3 mo. USD Term SOFR + 2.000%) (1)	04/20/29	1,284,787	1,289,335

Southern Veterinary Partners LLC 2025 Term Loan B

6.37% (3 mo. USD Term SOFR + 2.500%)	12/04/31	347,411	347,581

			5,120,298

Pipelines — 0.6%

Birdsboro Power LLC Term Loan

7.19% (3 mo. USD Term SOFR + 3.250%) (1)	10/08/32	343,750	344,610

ITT Holdings LLC 2025 Repriced Term Loan B

6.44% (1 mo. USD Term SOFR + 2.475%) (1)	10/11/30	1,001,923	1,004,012

Stonepeak Bayou Holdings LP Term Loan B

0.00% (3)	10/01/32	286,667	259,433

			1,608,055

Real Estate — 0.2%

Hill Top Energy Center LLC Term Loan B

7.21% (1 mo. USD Term SOFR + 3.250%) (1)	06/26/32	486,938	488,993

REIT — 1.4%

Iron Mountain, Inc. 2023 Term Loan B

5.96% (1 mo. USD Term SOFR + 2.000%) (1)	01/31/31	533,054	534,110

OEG Borrower LLC 2024 Term Loan B

7.53% (3 mo. USD Term SOFR + 3.500%) (1)	06/30/31	1,221,995	1,230,396

SBA Senior Finance II LLC 2024 Term Loan B

5.72% (1 mo. USD Term SOFR + 1.750%)	01/25/31	1,737,412	1,743,041

			3,507,547

Issues	Maturity Date	Principal Amount	Value

Retail — 4.5%

1011778 BC Unlimited Liability Co. 2024 Term Loan B6

5.71% (1 mo. USD Term SOFR + 1.750%) (1)	09/20/30	$994,962	$993,455

Burlington Coat Factory Warehouse Corp. 2024 Term Loan B

5.71% (1 mo. USD Term SOFR + 1.750%) (1)	09/24/31	497,487	497,900

BW Gas & Convenience Holdings LLC 2021 Term Loan B

7.58% (1)	03/31/28	894,680	895,799

Dave & Buster’s, Inc. 2024 1st Lien Term Loan B

7.25% (1 mo. USD Term SOFR + 3.250%) (1)	11/01/31	220,378	197,671

K-Mac Holdings Corp. 2025 Add-on Term Loan

7.21% (1 mo. USD Term SOFR + 3.250%) (1)	07/21/28	871,455	878,483

KFC Holding Co. 2021 Term Loan B

5.90% (1 mo. USD Term SOFR + 1.750%) (1)	03/15/28	1,211,280	1,217,337

Murphy USA, Inc. Term Loan B

5.88% (1 mo. USD Term SOFR + 1.750%) (1)	04/07/32	750,000	757,342

Pacific Bells LLC 2024 Repriced Term Loan B

7.75% (3 mo. USD Term SOFR + 4.000%) (1)	11/13/28	1,322,494	1,326,210

Peer Holding III BV 2025 USD Term Loan B4B

6.50% (3 mo. USD Term SOFR + 2.500%) (1)	10/28/30	1,754,676	1,764,274

QXO, Inc. Term Loan B

6.96% (1 mo. USD Term SOFR + 3.000%) (1)	04/30/32	226,667	227,331

Splat Super Holdco LLC 2025 Term Loan

8.96% (1 mo. USD Term SOFR + 5.000%) (1),(10)	07/02/32	1,110,891	1,092,145

Thermostat Purchaser III, Inc. 2024 Term Loan B

8.25% (3 mo. USD Term SOFR + 4.250%) (1)	08/31/28	1,496,212	1,498,703

			11,346,650

Semiconductors — 0.3%

Ultra Clean Holdings, Inc. 2025 Repriced Term Loan B

6.71% (1 mo. USD Term SOFR + 2.750%) (1)	02/25/28	649,513	653,777

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

October 31, 2025

Issues	Maturity Date	Principal Amount	Value

Software — 9.0%

Avison Young Canada, Inc. 2024 Third Out Term Loan

12.49% (3 mo. USD Term SOFR + 1.500%) (1)	03/12/29	$171,633	$37,116

Boxer Parent Co., Inc. 2025 USD Term Loan B

7.20% (3 mo. USD Term SOFR + 3.000%) (1)	07/30/31	798,162	793,844

Cast & Crew Payroll LLC 2021 Incremental Term Loan

7.71% (1 mo. USD Term SOFR + 3.750%) (1)	12/29/28	1,167,811	963,882

Clearwater Analytics LLC 2025 Term Loan B

6.46% (6 mo. USD Term SOFR + 2.250%) (1)	04/21/32	1,350,000	1,355,069

Cloud Software Group, Inc. 2025 Term Loan B (2031)

7.25% (3 mo. USD Term SOFR + 3.250%)	03/21/31	516,162	516,848

Cloudera, Inc. 2021 Term Loan

7.81% (1 mo. USD Term SOFR + 3.750%) (1)	10/08/28	1,562,822	1,504,802

DTI Holdco, Inc. 2025 Term Loan B

7.96% (1 mo. USD Term SOFR + 4.000%) (1)	04/26/29	1,716,727	1,516,085

EagleView Technology Corp. 2025 Term Loan

9.50% (3 mo. USD Term SOFR + 5.500%) (1)	08/04/29	166,802	163,831

EP Purchaser LLC 2023 Term Loan B

8.58% (3 mo. USD Term SOFR + 4.500%)	11/06/28	925,704	802,474

Genesys Cloud Services Holdings II LLC 2025 USD Term Loan B

6.46% (1 mo. USD Term SOFR + 2.500%) (1)	01/30/32	639,432	633,357

IGT Holding IV AB 2025 Term Loan B5

6.95% (3 mo. USD Term SOFR + 3.000%) (1)	09/01/31	744,898	748,623

Maverick Bidco, Inc. 2021 Term Loan

7.74% (1)	05/18/28	1,737,718	1,745,868

Mermaid Bidco, Inc. 2024 USD Term Loan B

7.57% (3 mo. USD Term SOFR + 3.250%)	07/03/31	1,240,554	1,245,206

Open Text Corp. 2023 Term Loan B

5.71% (1 mo. USD Term SOFR + 1.750%) (1)	01/31/30	1,837,594	1,838,632

Issues	Maturity Date	Principal Amount	Value

Software (Continued)

Playtika Holding Corp. 2021 Term Loan B1

6.83% (1 mo. USD Term SOFR + 2.750%)	03/13/28	$1,528,023	$1,497,188

Project Alpha Intermediate Holding, Inc. 2024 1st Lien Term Loan B

7.25%	10/26/30	1,591,336	1,593,604

Quartz Acquireco LLC 2025 Term Loan B

6.25% (3 mo. USD Term SOFR + 2.250%)	06/28/30	1,441,909	1,432,004

Renaissance Holding Corp. 2024 1st Lien Term Loan

7.96% (1 mo. USD Term SOFR + 4.000%) (1)	04/05/30	1,434,648	1,243,761

SolarWinds Holdings, Inc. 2025 Term Loan

8.03% (3 mo. USD Term SOFR + 4.000%) (1)	04/16/32	1,125,000	1,120,787

SS&C Technologies, Inc. 2024 Term Loan B8

5.96% (1 mo. USD Term SOFR + 2.000%)	05/09/31	567,980	569,874

Surf Holdings LLC 2025 Incremental Term Loan

7.58% (1 mo. USD Term SOFR + 3.500%) (1)	03/05/27	1,488,878	1,491,982

			22,814,837

Telecommunications — 0.9%

Cyxtera DC Holdings, Inc. Term Loan B

0.00% (11)	01/16/26	292,034	—

Frontier Communications Corp. 2025 Term Loan B

6.53% (6 mo. USD Term SOFR + 2.500%) (1)	07/01/31	1,489,391	1,492,653

Zayo Group Holdings, Inc. 2025 USD Term Loan

7.58% (1 mo. USD Term SOFR + 3.500%) (1)	03/11/30	734,337	703,014

			2,195,667

Total Bank Loans

(Cost: $232,823,626)			229,223,463

CORPORATE BONDS — 2.2%

Commercial Services — 0.3%

Block, Inc.

6.50%	05/15/32	500,000	519,120

OT Midco Ltd.

10.00% (12)	02/15/30	500,000	294,290

			813,410

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

Entertainment — 0.2%

WMG Acquisition Corp.

3.88% (12)	07/15/30	$500,000	$476,855

Environmental Control — 0.1%

Waste Pro USA, Inc.

7.00% (12)	02/01/33	250,000	260,567

Health Care-Services — 0.2%

UnitedHealth Group, Inc.

4.50%	04/15/33	500,000	496,055

Household Products/Wares — 0.0%

Spectrum Brands, Inc.

3.88% (12)	03/15/31	141,000	114,444

Internet — 0.6%

Getty Images, Inc.

10.50% (12)	11/15/30	200,000	201,804

11.25% (12)	02/21/30	500,000	496,775

Uber Technologies, Inc.

4.80%	09/15/34	750,000	750,705

			1,449,284

Packaging & Containers — 0.2%

Berry Global, Inc.

5.65%	01/15/34	500,000	522,475

Pharmaceuticals — 0.2%

Teva Pharmaceutical Finance Netherlands IV BV (Israel)

5.75%	12/01/30	500,000	516,945

Retail — 0.2%

1011778 BC ULC/New Red Finance, Inc. (Canada)

3.50% (12)	02/15/29	500,000	481,860

Software — 0.2%

Constellation Software, Inc. (Canada)

5.46% (12)	02/16/34	500,000	507,670

Total Corporate Bonds

(Cost: $5,629,583)			5,639,565

U.S. TREASURY SECURITIES — 0.5%

U.S. Treasury Notes

3.63%	10/31/30	1,350,000	1,345,096

Total U.S. Treasury Securities

(Cost: $1,349,203)			1,345,096

Total Fixed Income Securities

(Cost: $239,802,412)			236,208,124

Issues	Shares	Value

COMMON STOCK — 0.0%

Real Estate — 0.0%

Avison Young Canada, Inc. (13)	370	$42

Telecommunications — 0.0%

New WPCC Parent LLC(13)	54,662	27,331

Total Common Stock

(Cost: $7)		27,373

MONEY MARKET INVESTMENTS — 4.0%

TCW Central Cash Fund, 4.07% (14),(15)	10,015,712	10,015,712

Total Money Market Investments

(Cost: $10,015,712)		10,015,712

PREFERRED STOCK — 0.1%

Real Estate — 0.1%

Avison Young Canada, Inc. (13)	1,054,697	187,209

Total Preferred Stock

(Cost: 697,797)		187,209

WARRANTS — 0.0%

Cineworld Group PLC (11),(13)	229,579	3

Total Warrants

(Cost: $—)		3

Total Investments (97.3%)

(Cost: $250,515,928)		246,438,421

Net Unrealized Appreciation/Depreciation On Unfunded Commitments (0.0%)		(768)

Excess Of Other Assets Over Liabilities (2.7%)		6,872,346

Net Assets (100.0%)		$253,309,999

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

October 31, 2025

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)
Short Futures
1	Euro-Bund Futures	12/8/25	$(147,550)	$(149,140)	$(1,590)

			$(147,550)	$(149,140)	$(1,590)

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
(1)	Floating or variable rate security. The interest shown reflects the rate in effect at October 31, 2025.
(2)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $16,248, at an interest rate of 6.74% and a maturity of December 11, 2031. The investment is accruing an unused commitment fee of 1.00% per annum
(3)	This position represents an unsettled bank loan at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(4)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $122,605, at an interest rate of 8.25% and a maturity of November 1, 2031. The investment is not accruing an unused commitment fee of 0.5% per annum.
(5)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $70,251, at an interest rate of 9.65% and a maturity of December 30, 2029. The investment is accruing an unused commitment fee of 5.75% per annum.
(6)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $149,343, at an interest rate of 8.00% and a maturity of February 28, 2032. The investment is not accruing an unused commitment fee of 4.00 % per annum.
(7)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $72,917, at an interest rate of 7.71% and a maturity of August 16, 2032. The investment is accruing an unused commitment fee of 1.75% per annum.
(8)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $140,786, at an interest rate of 11.47% and a maturity of June 9, 2028. The investment is accruing an unused commitment fee of 2.00% per annum.
(9)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $5,607, at an interest rate of 3.25% and a at a maturity of April 1, 2032. The investment is accruing an unused commitment fee of 3.3% per annum.
(10)	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $209,109, at an interest rate of 8.96% and a maturity of July 2, 2032. The investment is accruing an unused commitment fee of 2.5% per annum.
(11)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(12)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At October 31, 2025, the value of these securities amounted to $2,834,265 or 1.1% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(13)	Non-income producing security.
(14)	Rate disclosed is the 7-day net yield as of October 31, 2025.
(15)	Affiliated issuer.

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

Schedule of Investments (Continued)

The summary of the TCW Senior Loan ETF transactions in the affiliated funds for the year ended October 31, 2025 is as follows:

Name of Affiliated Fund	Value at April 1, 2025	Purchases at Cost	Proceeds from Sales	Number of Shares Held October 31, 2025	Value at October 31, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund
	$26,609,139	$128,206,573	$144,800,000	10,015,712	$10,015,712	$699,685	$—	$—	$—

Total					$10,015,712	$699,685	$—	$—	$—

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

Fair Valuation Summary	October 31, 2025

The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Bank Loans	$—	$229,223,463	$—	$229,223,463
Corporate Bonds	—	5,639,565	—	5,639,565
U.S. Treasury Securities	—	1,345,096	—	1,345,096

Total Fixed Income Securities	—	236,208,124	—	236,208,124

Money Market Investments	10,015,712	—	—	10,015,712
Preferred Stock	—	187,209	—	187,209
Common Stock	27,331	42	—	27,373
Warrants	—	—	3	3
Net Unrealized Appreciation (Depreciation) on Unfunded Commitments	—	(768)	—	(768)

Total Investments	$10,043,043	$236,394,607	$3	$246,437,653

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(1,590)	$—	$—	$(1,590)

Total	$(1,590)	$—	$—	$(1,590)

See accompanying Notes to Financial Statements.

TCW ETF Trust

Statements of Assets and Liabilities	October 31, 2025

	TCW AAA CLO ETF	TCW Flexible Income ETF	TCW High Yield Bond ETF	TCW Multisector Credit Income ETF
ASSETS
Investments, at Value (1)	$313,019,471	$2,219,446,768	$35,433,492	$44,161,902
Investment in Affiliated Issuers, at Value (2)	8,123,243	173,768,508	1,100,608	3,462,341
Foreign Currency, at Value (3)	3,609,254	2,914,016	22,551	18,477
Cash	—	643,799	6,594	28,332
Receivable for Securities Sold	—	1,846,499	118,106	3,571,803
Receivable for Sale of When-Issued Securities	—	103,922,510	—	—
Interest and Dividends Receivable	998,597	11,911,827	580,364	636,220
Receivable from Investment Advisor	—	13,808	—	—
Unrealized Appreciation on Forward Currency Exchange Contracts	248,604	1,575,151	8,287	13,816
Receivable for Daily Variation Margin on Open Financial Futures Contracts	—	213,934	—	—
Cash Collateral Held for Brokers	—	2,606,136	—	2
Net Unrealized Appreciation on Unfunded Loan Commitments	—	—	6	109
Prepaid Expenses	—	—	3,333	—

Total Assets	325,999,169	2,518,862,956	37,273,341	51,893,002

LIABILITIES
Payable for Securities Purchased	—	84,041,162	367,021	1,002,367
Payable for Purchase of When-Issued Securities	2,536,264	326,988,950	—	—
Accrued Directors’ Fees and Expenses	—	—	6,444	—
Deferred Accrued Directors’ Fees and Expenses	—	—	7,445	—
Accrued Management Fees	55,018	718,450	17,054	25,651
Unrealized Depreciation on Forward Currency Exchange Contracts	11,669	48,484	621	2,393
Transfer Agent Fees Payable	—	—	2,236	—
Administration Fee Payable	—	—	1,487	—
Audit Fees Payable	—	—	14,621	—
Accounting Fees Payable	—	—	1,101	—
Custodian Fees Payable	—	—	9,793	—
Legal Fees Payable	—	—	2,458	—
Net Unrealized Depreciation on Unfunded Loan Commitments	—	214	—	—
Other Accrued Expenses	—	—	7,515	—

Total Liabilities	2,602,951	411,797,260	437,796	1,030,411

NET ASSETS	$323,396,218	$2,107,065,696	$36,835,545	$50,862,591

NET ASSETS CONSIST OF:
Paid-in Capital	$321,413,374	$2,130,694,017	$44,655,594	$49,999,864
Accumulated Earnings (Loss)	1,982,844	(23,628,321)	(7,820,049)	862,727

NET ASSETS	$323,396,218	$2,107,065,696	$36,835,545	$50,862,591

NET ASSETS	$323,396,218	$2,107,065,696	$36,835,545	$50,862,591
CAPITAL SHARES OUTSTANDING	6,400,000	53,020,812	1,202,812	1,000,000
NET ASSET VALUE PER SHARE	$50.53	$39.74	$30.62	$50.86

(1)

The identified cost for the TCW AAA CLO ETF, the TCW Flexible Income ETF, the TCW High Yield Bond ETF and the TCW Multisector Credit Income ETF at October 31, 2025 was $312,645,587, $2,235,796,498, $35,544,051 and $43,689,359, respectively.

(2)

The identified cost for the TCW AAA CLO ETF, the TCW Flexible Income ETF, the TCW High Yield Bond ETF and the TCW Multisector Credit Income ETF at October 31, 2025 was $8,123,243, $173,812,613, $1,100,608 and $3,462,341, respectively.

(3)

The identified cost for the TCW AAA CLO ETF, the TCW Flexible Income ETF, the TCW High Yield Bond ETF and the TCW Multisector Credit Income ETF at October 31, 2025 was $3,625,410, $2,939,419, $22,661 and $18,541, respectively.

See accompanying Notes to Financial Statements.

TCW ETF Trust

Statements of Assets and Liabilities	October 31, 2025

TCW Core Plus Bond ETF
ASSETS
Investments, at Value (1)	$240,653,702
Investment in Affiliated Issuers, at Value (2)	20,029,103
Foreign Currency, at Value (3)	247,064
Cash	658,253
Receivable for Securities Sold	1,092,603
Receivable for Sale of When-Issued Securities	6,724,492
Interest and Dividends Receivable	1,527,498
Receivable from Investment Advisor	1,226
Unrealized Appreciation on Forward Currency Exchange Contracts	134,570
Cash Collateral Held for Brokers	1,672,355
Net Unrealized Appreciation on Unfunded Loan Commitments	9
Prepaid Expenses	384,708

Total Assets	273,125,583

LIABILITIES
Payable for Securities Purchased	14,051,034
Payable for Purchase of When-Issued Securities	24,346,857
Accrued Directors’ Fees and Expenses	6,365
Deferred Accrued Directors’ Fees and Expenses	1,750
Accrued Management Fees	84,849
Payable to broker — variation margin on open futures contracts	37,818
Unrealized Depreciation on Forward Currency Exchange Contracts	10,292
Transfer Agent Fees Payable	70,679
Administration Fee Payable	30,419
Audit Fees Payable	11,910
Custodian Fees Payable	29,515
Interest Payable on Borrowings	1,764
Legal Fees Payable	2,224
Other Accrued Expenses	4,349

Total Liabilities	38,689,825

NET ASSETS	$234,435,758

NET ASSETS CONSIST OF:
Paid-in Capital	$322,678,390
Accumulated Earnings (Loss)	(88,242,632)

NET ASSETS	$234,435,758

NET ASSETS	$234,435,758
CAPITAL SHARES OUTSTANDING	6,045,433
NET ASSET VALUE PER SHARE	$38.78

(1)	The identified cost for the TCW Core Plus Bond ETF at October 31, 2025 was $240,448,729.
(2)	The identified cost for the TCW Core Plus Bond ETF at October 31, 2025 was $20,025,297.
(3)	The identified cost for the TCW Core Plus Bond ETF at October 31, 2025 was $249,034.

See accompanying Notes to Financial Statements.

TCW ETF Trust

Statements of Assets and Liabilities	October 31, 2025

	TCW Corporate Bond ETF	TCW Senior Loan ETF
ASSETS
Investments, at Value (1)	$27,324,512	$209,813,569
Investment in Affiliated Issuers, at Value (2)	662,635	36,624,852
Foreign Currency, at Value (3)	1,989	—
Receivable for Securities Sold	30,651	11,573,821
Interest and Dividends Receivable	275,301	2,279,106
Unrealized Appreciation on Forward Currency Exchange Contracts	9,545	—
Cash Collateral Held for Brokers	130,006	20,000

Total Assets	28,434,639	260,311,348

LIABILITIES
Payable for Securities Purchased	130,474	6,600,610
Payable for Purchase of When-Issued Securities	128,741	—
Disbursements in Excess of Available Cash	5,001	226,766
Accrued Management Fees	8,804	173,176
Payable to broker — variation margin on open futures contracts	760	29
Unrealized Depreciation on Forward Currency Exchange Contracts	415	—
Net Unrealized Depreciation on Unfunded Loan Commitments	—	768

Total Liabilities	274,195	7,001,349

NET ASSETS	$28,160,444	$253,309,999

NET ASSETS CONSIST OF:
Paid-in Capital	$29,834,176	$280,799,928
Accumulated Earnings (Loss)	(1,673,732)	(27,489,929)

NET ASSETS	$28,160,444	$253,309,999

NET ASSETS	$28,160,444	$253,309,999
CAPITAL SHARES OUTSTANDING	600,118	5,393,628
NET ASSET VALUE PER SHARE	$46.92	$46.96

(1)	The identified cost for the TCW Corporate Bond ETF and the TCW Senior Loan ETF at October 31, 2025 was $26,909,566 and $213,891,076, respectively.
(2)	The identified cost for the TCW Corporate Bond ETF and the TCW Senior Loan ETF at October 31, 2025 was $662,635 and $36,624,852, respectively.
(3)	The identified cost for the TCW Corporate Bond ETF at October 31, 2025 was $1,996.

See accompanying Notes to Financial Statements.

TCW ETF Trust

Statements of Operations	Year Ended October 31, 2025

	TCW AAA CLO ETF (1)	TCW Flexible Income ETF	TCW High Yield Bond ETF	TCW Multisector Credit Income ETF (1)
INVESTMENT INCOME
Income:
Dividends	$82,519	$439,113	$16,509	$29,848
Dividends from Investment in Affiliated Issuers	570,481	3,824,176	25,611	68,370
Interest	10,471,885	60,752,645	2,877,865	3,577,837

Total	11,124,885	65,015,934	2,919,985	3,676,055

Expenses:
Management Fees	408,506	4,250,399	198,914	269,169
Accounting Services Fees	—	—	4,112	—
Administration Fees	—	—	2,185	—
Transfer Agent Fees	—	—	1,792	—
Custodian Fees	—	—	6,418	—
Professional Fees	—	—	417	—
Directors’ Fees and Expenses	—	—	4,471	—
Registration Fees	—	—	6,923	—
Shareholder Reporting Expense	—	—	361	—
Other	—	3,772	7,036	—

Total	408,506	4,254,171	232,629	269,169

Less Expenses Borne by Investment Advisor:	—	—	(31,799)	—

Net Expenses	408,506	4,254,171	200,830	269,169

Net Investment Income	10,716,379	60,761,763	2,719,155	3,406,886

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	78,609	6,392,638	(372,874)	4,803
Foreign Currency	(101,221)	(295,061)	1,442	(2,028)
Forward Currency Exchange Contracts	(573,240)	(3,201,313)	(13,611)	(84,380)
Futures Contracts	—	3,663,219	(125,466)	(4,677)
Change in Unrealized Appreciation on:
Investments	373,884	18,592,474	372,570	472,652
Foreign Currency	(4,872)	(46,533)	(105)	(88)
Forward Currency Exchange Contracts	236,935	1,428,499	(6,628)	11,423
Futures Contracts	—	(2,831,703)	86,906	—
Investments in Affiliated Issuers	—	(44,105)	—	—

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	10,095	23,658,115	(57,766)	397,705

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,726,474	$84,419,878	$2,661,389	$3,804,591

(1)	For the period November 15, 2024 (Commencement of Operations) through October 31, 2025.

See accompanying Notes to Financial Statements.

TCW ETF Trust

Statements of Operations	Year Ended October 31, 2025

	TCW Core Plus Bond ETF (1)	TCW Core Plus Bond ETF (2)
INVESTMENT INCOME
Income:
Dividends	$321,418	$1,099,237
Dividends from Investment in Affiliated Issuers	1,023,105	2,953,740
Interest	9,717,858	34,731,531

Total	11,062,381	38,784,508

Expenses:
Management Fees	900,526	2,889,640
Administration Fees	25,266	188,818
Transfer Agent Fees	145,773	713,612
Custodian Fees	24,958	76,873
Professional Fees	10,037	48,418
Directors’ Fees and Expenses	4,470	23,901
Registration and filing fees	—	45,161
Registration Fees	26,368	—
Distribution Fees	2,951	35,357
Other	25,349	58,916

Total	1,165,698	4,080,696

Less Expenses Borne by Investment Advisor:	(83,834)	(451)

Net Expenses	1,081,864	4,080,245

Net Investment Income	9,980,517	34,704,263

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain on:
Investments	4,572,503	(1,829,880)
Foreign Currency	122,215	(115,422)
Forward Currency Exchange Contracts	(2,068,102)	1,850,971
Futures Contracts	1,660,025	(380,846)
Change in Unrealized Appreciation on:
Investments	2,076,316	9,042,393
Foreign Currency	(2,586)	2,835
Forward Currency Exchange Contracts	1,001,730	(1,292,274)
Futures Contracts	(997,152)	1,504,914
Investments in Affiliated Issuers	3,806	—

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	6,368,755	8,782,691

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,349,272	$43,486,954

(1)	The Fund has changed its fiscal year-end from March 31 to October 31. This period represents the seven-month period from April 1, 2025 to October 31, 2025.
(2)	This period represents the year ended March 31, 2025.

See accompanying Notes to Financial Statements.

TCW ETF Trust

Statements of Operations	Year Ended October 31, 2025

	TCW Corporate Bond ETF (1)	TCW Corporate Bond ETF (2)
INVESTMENT INCOME
Income:
Dividends	$3,318	$1,863
Dividends from Investment in Affiliated Issuers	19,951	2,286
Interest	696,597	208,463

Total	719,866	212,612

Expenses:
Management Fees	51,779	19,946
Administration Fees	—	55,718
Transfer Agent Fees	—	21,007
Custodian Fees	—	45,623
Professional Fees	—	14,155
Directors’ Fees and Expenses	—	65
Registration Fees	—	18,488
Shareholder Reporting Expense	—	3,601
Other	—	9,602

Total	51,779	188,205

Less Expenses Borne by Investment Advisor:	—	(161,341)

Net Expenses	51,779	26,864

Net Investment Income	668,087	185,748

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized (Loss) on:
Investments	(175,563)	(128,340)
Foreign Currency	(280)	12
Forward Currency Exchange Contracts	(11,446)	365
Futures Contracts	(38,214)	(5,865)
Swap Agreements	—	648
Change in Unrealized Appreciation on:
Investments	910,970	205,780
Foreign Currency	(103)	—
Forward Currency Exchange Contracts	9,398	(268)
Futures Contracts	(6,224)	9,703
Swap Agreements	—	(898)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	688,538	81,137

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,356,625	$266,885

(1)	The Fund has changed its fiscal year-end from March 31 to October 31. This period represents the seven-month period from April 1, 2025 to October 31, 2025.
(2)	This period represents the year ended March 31, 2025.

See accompanying Notes to Financial Statements.

TCW ETF Trust

Statements of Operations	Year Ended October 31, 2025

	TCW Senior Loan ETF (1)	TCW Senior Loan ETF (2)
INVESTMENT INCOME
Income:
Dividends	$32,825	$652,143
Dividends from Investment in Affiliated Issuers	699,685	289,771
Interest	14,194,180	25,050,356

Total	14,926,690	25,992,270

Expenses:
Management Fees	1,207,572	1,736,739
Administration Fees	—	98,206
Transfer Agent Fees	—	89,428
Custodian Fees	—	58,480
Professional Fees	—	24,952
Directors’ Fees and Expenses	—	3,817
Registration Fees	—	37,836
Distribution Fees	—	13,654
Other	—	16,714

Total	1,207,572	2,079,826

Less Expenses Borne by Investment Advisor:	—	(50,504)

Net Expenses	1,207,572	2,029,322

Net Investment Income	13,719,118	23,962,948

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized (Loss) on:
Investments	(1,350,467)	(2,859,618)
Foreign Currency	(1,232)	13,708
Forward Currency Exchange Contracts	(37,797)	88,019
Futures Contracts	(8,230)	8,414
Change in Unrealized (Depreciation) on:
Investments	(728,712)	(551,086)
Foreign Currency	(16)	(8,001)
Forward Currency Exchange Contracts	26,167	(41,284)
Futures Contracts	(264)	(976)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	(2,100,551)	(3,350,824)

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,618,567	$20,612,124

(1)	The Fund has changed its fiscal year-end from March 31 to October 31. This period represents the seven-month period from April 1, 2025 to October 31, 2025.
(2)	This period represents the year ended March 31, 2025.

See accompanying Notes to Financial Statements.

TCW ETF Trust

Statements of Changes in Net Assets

	TCW AAA CLO ETF	TCW Flexible Income ETF (1)
	For the Period from November 15, 2024 (Commencement of Operations) through October 31, 2025	Year Ended October 31, 2025	For the Period from April 1, 2024 through October 31, 2024 (2)	Year Ended March 31, 2024
OPERATIONS
Net Investment Income	$10,716,379	$60,761,763	$14,475,358	$26,865,847
Net Realized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions	(595,852)	6,559,483	684,081	(8,840,147)
Change in Unrealized Appreciation on Investments, Futures Contracts and Foreign Currency Transactions	605,947	17,098,632	(479,599)	684,115

Increase in Net Assets Resulting from Operations	10,726,474	84,419,878	14,679,840	18,709,815

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(8,743,630)	(53,585,406)	(13,514,773)	(26,843,295)

NET CAPITAL SHARE TRANSACTIONS
M Class	—	—	(48,882,875)	1,615,937
ETF	321,413,374	1,654,359,242	112,834,321	32,874,471

Increase in Net Assets Resulting from Net Capital Shares Transactions	321,413,374	1,654,359,242	63,951,446	34,490,408

Increase in Net Assets	323,396,218	1,685,193,714	65,116,513	26,356,928
NET ASSETS
Beginning of year	—	421,871,982	356,755,469	330,398,541

End of year	$323,396,218	$2,107,065,696	$421,871,982	$356,755,469

(1)

The TCW Flexible Income ETF (FLXR) acquired the assets and liabilities of the predecessor mutual fund, the MetWest Flexible Income Fund (the “Predecessor Fund”), at the close of business on June 21, 2024. As a result of the reorganization, the TCW Flexible Income ETF adopted the accounting and performance history of Class I Shares of the Predecessor Fund. Financial information disclosed for periods prior to June 21, 2024 include those of the Predecessor Fund.

(2)	The Fund has changed its fiscal year-end from March 31 to October 31. This period represents the seven-month period from April 1, 2024 to October 31, 2024.

See accompanying Notes to Financial Statements.

TCW ETF Trust

Statements of Changes in Net Assets

	TCW High Yield Bond ETF (1)		TCW Multisector Credit Income ETF
	Year Ended October 31, 2025	Year Ended October 31, 2024	For the Period from November 15, 2024 (Commencement of Operations) through October 31, 2025
OPERATIONS
Net Investment Income	$2,719,155	$3,061,304	$3,406,886
Net Realized Loss on Investments, Futures Contracts and Foreign Currency Transactions	(510,509)	(1,434,562)	(86,282)
Change in Unrealized Appreciation on Investments, Futures Contracts and Foreign Currency Transactions	452,743	5,044,825	483,987

Increase in Net Assets Resulting from Operations	2,661,389	6,671,567	3,804,591

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(2,632,757)	(2,908,463)	(2,942,000)

NET CAPITAL SHARE TRANSACTIONS
ETF	(4,727,156)	(8,974,075)	50,000,000
N Class	—	(6,918,553)	—

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(4,727,156)	(15,892,628)	50,000,000

Increase (Decrease) in Net Assets	(4,698,524)	(12,129,524)	50,862,591
NET ASSETS
Beginning of year	41,534,069	53,663,593	—

End of year	$36,835,545	$41,534,069	$50,862,591

(1)

The TCW High Yield Bond ETF (HYBX) acquired the assets and liabilities of the predecessor mutual fund, the TCW High Yield Bond Fund Class I (the “Predecessor Fund”), at the close of business on November 18, 2024. As a result of the transaction, the TCW High Yield Bond ETF adopted the accounting and performance history of the Predecessor Fund (inclusive of any expense limitation agreements that were in place). Financial information disclosed for periods prior to November 18, 2024 include those of the Predecessor Fund.

See accompanying Notes to Financial Statements.

TCW ETF Trust

Statements of Changes in Net Assets

	TCW Core Plus Bond ETF
	For the period from April 1, 2025 through October 31, 2025 (1)(2)	Year Ended March 31, 2025	Year Ended March 31, 2024
OPERATIONS
Net Investment Income	$9,980,517	$34,704,263	$41,617,615
Net Realized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions	4,286,641	(475,177)	(27,524,542)
Change in Unrealized Appreciation on Investments, Futures Contracts and Foreign Currency Transactions	2,082,114	9,257,868	7,071,933

Increase in Net Assets Resulting from Operations	16,349,272	43,486,954	21,165,006

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(8,842,643)	(34,449,634)	(41,623,457)

NET CAPITAL SHARE TRANSACTIONS
Class M Shares	(16,182,242)	(1,852,200)	(2,736,641)
ETF	(403,505,063)	(330,937,181)	95,592,758

Decrease in Net Assets Resulting from Net Capital Shares Transactions	(419,687,305)	(332,789,381)	92,856,117

Decrease in Net Assets	(412,180,676)	(323,752,061)	72,397,666
NET ASSETS
Beginning of year	646,616,434	970,368,495	897,970,829

End of year	$234,435,758	$646,616,434	$970,368,495

(1)	The Fund has changed its fiscal year-end from March 31 to October 31. This period represents the seven-month period from April 1, 2025 to October 31, 2025.
(2)

The TCW Core Plus Bond ETF (FIXT) acquired the assets and liabilities of the predecessor mutual fund, the TCW MetWest Intermediate Bond Fund Class I (the “Predecessor Fund”), at the close of business on June 13, 2025. As a result of the transaction, the TCW Core Plus Bond ETF adopted the accounting and performance history of the Predecessor Fund (inclusive of any expense limitation agreements that were in place). Financial information disclosed for periods prior to June 13, 2025 include those of the Predecessor Fund.

See accompanying Notes to Financial Statements.

TCW ETF Trust

Statements of Changes in Net Assets

	TCW Corporate Bond ETF
	For the Period from April 1, 2025 through October 31, 2025 (1)	Year Ended March 31, 2025 (2)	Year Ended March 31, 2024
OPERATIONS
Net Investment Income	$668,087	$185,748	$217,484
Net Realized Loss on Investments, Futures Contracts and Foreign Currency Transactions	(225,503)	(133,180)	(592,903)
Change in Unrealized Appreciation on Investments, Futures Contracts and Foreign Currency Transactions	914,041	214,317	524,303

Increase in Net Assets Resulting from Operations	1,356,625	266,885	148,884

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(593,939)	(179,156)	(216,921)

NET CAPITAL SHARE TRANSACTIONS
ETF	19,154,210	5,843,276	(462,090)
M Class	—	(2,875,235)	(1,447,956)

Increase in Net Assets Resulting from Net Capital Shares Transactions	19,154,210	2,968,041	(1,910,046)

Increase in Net Assets	19,916,896	3,055,770	(1,978,083)
NET ASSETS
Beginning of year	8,243,548	5,187,778	7,165,861

End of year	$28,160,444	$8,243,548	$5,187,778

(1)	The Fund has changed its fiscal year-end from March 31 to October 31. This period represents the seven-month period from April 1, 2025 to October 31, 2025.
(2)

The TCW Corporate Bond ETF acquired the assets and liabilities of the TCW MetWest Corporate Bond Fund, a series of the TCW Metropolitan West Funds, Inc., at the close of business on November 15, 2024. As a result of the reorganization, the TCW Corporate Bond ETF is the accounting successor of the TCW MetWest Corporate Bond Fund. Financial information above for the periods prior to November 15, 2024 reflects the performance and expense limitation agreement that was in place for the TCW MetWest Corporate Bond Fund.

See accompanying Notes to Financial Statements.

TCW ETF Trust

Statements of Changes in Net Assets

	TCW Senior Loan ETF
	For the Period from April 1, 2025 through October 31, 2025 (1)	Year Ended March 31, 2025 (2)	Year Ended March 31, 2024
OPERATIONS
Net Investment Income	$13,719,118	$23,962,948	$29,723,795
Net Realized Loss on Investments, Futures Contracts and Foreign Currency Transactions	(1,397,726)	(2,749,477)	(4,304,578)
Change in Unrealized Appreciation on Investments, Futures Contracts and Foreign Currency Transactions	(702,825)	(601,347)	11,415,223

Increase in Net Assets Resulting from Operations	11,618,567	20,612,124	36,834,440

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(12,901,702)	(21,975,885)	(29,763,381)

NET CAPITAL SHARE TRANSACTIONS
ETF	(39,174,861)	2,606,406	(42,746,247)
M Class	—	(9,514,628)	(1,703,022)
Plan Class	—	(10,694)	10,506

Decrease in Net Assets Resulting from Net Capital Shares Transactions	(39,174,861)	(6,918,916)	(44,438,763)

Decrease in Net Assets	(40,457,996)	(8,282,677)	(37,367,704)
NET ASSETS
Beginning of year	293,767,995	302,050,672	339,418,376

End of year	$253,309,999	$293,767,995	$302,050,672

(1)	The Fund has changed its fiscal year-end from March 31 to October 31. This period represents the seven-month period from April 1, 2025 to October 31, 2025.
(2)

The TCW Senior Loan ETF acquired the assets and liabilities of the TCW MetWest Floating Rate Income Fund, a series of the TCW Metropolitan West Funds, Inc., at the close of business on November 15, 2024. As a result of the reorganization, the TCW Senior Loan ETF is the accounting successor of the TCW MetWest Floating Rate Income Fund. Financial information above for the periods prior to November 15, 2024 reflects the performance and expense limitation agreement that was in place for the TCW MetWest Floating Rate Income Fund.

See accompanying Notes to Financial Statements.

TCW ETF Trust

Notes to Financial Statements October 31, 2025

NOTE 1 — ORGANIZATION

TCW ETF Trust (formerly Engine No. 1 ETF) (the “Trust”), a Delaware statutory trust organized on October 26, 2020, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is authorized to issue multiple series of portfolios. As of October 31, 2025, the Trust consisted of twelve operating investment portfolios, seven of which are presented herein: TCW AAA CLO ETF, TCW Core Plus Bond ETF, TCW Corporate Bond ETF, TCW Flexible Income ETF, TCW High Yield Bond ETF, TCW Multisector Credit Income ETF, and TCW Senior Loan ETF (each a “Fund” and collective, the “Funds”).

TCW Investment Management Company LLC (the “Adviser”) is the investment adviser to and an affiliate of the Funds and is registered under the Investment Advisers Act of 1940, as amended. Each Fund has its own investment objective and strategies. The following is a brief description of the investment objectives and principal investment strategies for the Funds that are covered in this report:

Investment Objectives and Principal Investment Strategies

ETF Fund	Strategies
Non-Diversified Fund

TCW AAA CLO ETF	Seeks to provide capital preservation and current income by investing at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in collateralized loan obligations (“CLOs”) that are, at the time of purchase, rated AAA (or an equivalent rating) by at least one of the major rating agencies or, if unrated, determined by the Adviser to be of comparable quality. The Fund has no restrictions on investment maturity.
Diversified Fund

TCW Core Plus Bond ETF	Seeks to maximize long-term total return by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities and instruments that generate income. The Fund’s investments include securities of any maturity, however, under normal market conditions, the Fund’s average portfolio duration varies within one and one-half (1.5) years (plus or minus) of the portfolio duration of the securities comprising the Bloomberg U.S. Aggregate Index.

TCW Corporate Bond ETF	Seeks to maximize long-term total return, by investing at least 80% of value of its net assets, plus the amount of any borrowings for investment purposes, in a diversified portfolio of corporate bonds of varying maturities issued by U.S. and foreign corporations, including those in developed market and emerging market countries. There is no limit on the weighted average maturity of the Fund’s portfolio, and the Fund’s average portfolio duration is expected, but not required, to vary from three to nine years.

TCW ETF Trust

October 31, 2025

NOTE 1 — ORGANIZATION (Continued)

TCW Flexible Income ETF	Seeks a high level of current income with a secondary objective of long-term capital appreciation by utilizing a flexible investment approach that allocates investments across a range of global investment opportunities related to credit, currencies and interest rates. The Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities and instruments that generate income. There is no limit on the weighted average maturity of the Fund’s portfolio, however, under normal circumstances, the Fund’s average portfolio duration is expected to vary from zero to eight years.

TCW High Yield Bond ETF	Seeks to maximize income and achieve above average total return consistent with reasonable risk over a full market cycle by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in high yield/below investment grade bonds (commonly known as “junk bonds”). The Fund may invest up to 20% of its net assets in equity securities (including common stock and convertible and non-convertible preferred stocks).

TCW Multisector Credit Income ETF	Seeks long-term income by investing, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in a multisector portfolio of fixed income securities and instruments. The Fund will generally allocate its assets among several fixed income sectors, including high yield securities; bank loans; and foreign securities, principally emerging market securities. The Fund is not required to gain exposure to any particular investment sector and sector exposures are expected to vary over time. The Fund does not have a duration target, however, under normal circumstances, the Fund’s average portfolio duration varies from zero to eight years.

TCW Senior Loan ETF	Seeks current income with a secondary objective of long-term capital appreciation, by investing at least 80% of the value its net assets, plus the amount of any borrowings for investment purposes, in senior secured floating rate investments and in investments that are the economic equivalent of senior secured floating rate loans. The Fund’s portfolio securities may have any duration or maturity.

There can be no assurance that the Funds will achieve their respective investment objectives.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and

TCW ETF Trust

Notes to Financial Statements (Continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (Continued)

decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The Funds are investment companies and follow the investment company accounting standards and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standard Codification (“ASC”) Topic 946, “Financial Services — Investment Companies”. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative guidance for SEC registrants. The following summarizes the significant accounting policies of the Funds:

Principles of Accounting: The Funds use the accrual method of accounting for financial reporting purposes.

Net Asset Value: The net asset value (“NAV”) of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of each Fund’s shares outstanding.

Security Valuation: Securities listed or traded on the NYSE and other stock exchanges were valued at the latest sale price on the exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) were valued during the period using official closing prices as reported by NASDAQ, which may not have been the last sale price. Investments in open-end mutual funds including money market funds were valued based on the NAV per share as reported by the investment companies. All other securities for which over-the-counter (“OTC”) market quotations were readily available, including short-term securities, swap agreements and forward currency exchange contracts, were valued with prices furnished by independent pricing services or by broker-dealers.

Shares Not Listed; No Market for Shares. The TCW Private Asset Income Fund has been organized as a closed-end management investment company. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the TCW Private Asset Income Fund does not currently intend to list the Shares for trading on any securities exchange, and the TCW Private Asset Income Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the TCW Private Asset Income Fund, unlike an investment in a typical closed-end fund, is not a liquid investment.

Pursuant to Rule 2a-5 under the 1940 Act, the Trust’s Board of Trustees (the “Board”, and each member thereof, a “Trustee”) has designated the Adviser as the “valuation designee” with respect to the fair valuation of the Funds’ portfolio securities, subject to oversight by and periodic reporting to the Board. Fair valued securities are those for which market quotations were not readily available, including in circumstances under which it was determined by the Adviser that prices received were not reflective of their market values.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on

TCW ETF Trust

October 31, 2025

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (Continued)

inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments.
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”). The fair value of ABS and MBS is estimated based on pricing models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise, they would be categorized as Level 3.

TCW ETF Trust

Notes to Financial Statements (Continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (Continued)

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable and are obtained from independent sources. Bank loans are generally categorized as Level 2 of the fair value hierarchy.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Foreign currency contracts. The fair values of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized as Level 2 of the fair value hierarchy.

Futures contracts. Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. They are categorized as Level 1.To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Government and agency securities. Government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, government and agency securities are normally categorized as Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Money market funds. Money market funds are open-end mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported NAV, they are categorized as Level 1 of the fair value hierarchy.

Municipal bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wanted lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds are categorized as Level 2; otherwise, the fair values are categorized as Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized as Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments. Short-term investments are valued using market price quotations, and are categorized as Level 1 or Level 2 of the fair value hierarchy.

Warrants. Warrants are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, and valuation adjustments are not applied, they are generally categorized as Level 1 of the fair value hierarchy.

TCW ETF Trust

October 31, 2025

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (Continued)

The summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing each Funds’ investments is listed after the Schedule of Investments for each Fund.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

TCW Core Plus Bond ETF	Asset-Backed Securities	Common Stock	Rights	Total
Balance as of April 1, 2025	$1,622,041	$591,100	$200,460	$2,413,601
Accrued Discounts (Premiums)	—	—	—	—
Realized Gain (Loss)	—	58,168	(7)	58,161
Change in Unrealized Appreciation (Depreciation)	32,919	77,458	(200,453)	(90,076)
Purchases	—	—	—	—
Sales	(83,574)	(726,726)	—	(810,300)
Transfers in to Level 3*	—	—	—	—
Transfers out of Level 3*	—	—	—	—

Balance as of October 31, 2025	$1,571,386	$—	$—	$1,571,386

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at October 31, 2025	$32,919	$—	$—	$32,919

*	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

TCW Corporate Bond ETF	Asset-Backed Securities	Commercial Mortgage- Backed Securities — Non-Agency	Total
Balance as of April 1, 2025	$31,736	$—	$31,736
Accrued Discounts (Premiums)	—	1,322	1,322
Realized Gain (Loss)	—	—	—
Change in Unrealized Appreciation (Depreciation)	644	4,867	5,511
Purchases	—	—	—
Sales	(1,635)	(6,189)	(7,824)
Transfers in to Level 3*	—	—	—
Transfers out of Level 3*	—	—	—

Balance as of October 31, 2025	$30,745	$—	$30,745

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at October 31, 2025	$644	$—	$644

*	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

TCW ETF Trust

Notes to Financial Statements (Continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (Continued)

TCW Flexible Income ETF	Asset- Backed Securities	Bank Loans	Commercial Mortgage- Backed Securities — Non-Agency	Common Stock	Convertible Corporate Bonds	Corporate Bonds	Warrants	Residential Mortgage- Backed Securities — Non-Agency	Total
Balance as of October 31, 2024	$395,664	$127,519	$686,890	$336,156	$2,504	$39,562	$—	$3,493,797	$5,082,092
Accrued Discounts (Premiums)	4,195	2,109	(2,253)	—	200	2,481	—	(569,358)	(562,626)
Realized Gain (Loss)	8,126	(199,715)	(51,061)	20,691	(2,216)	(33,322)	—	(418,877)	(676,374)
Change in Unrealized Appreciation (Depreciation)	53,257	108,448	53,787	34,242	1,214	11,117	2	1,572,638	1,834,705
Purchases	13,247,342	2,062	—	—	—	—	—	19,588	13,268,992
Sales	(1,364,156)	(40,423)	(544,513)	(390,686)	(1,702)	(19,838)	—	(23,040)	(2,384,358)
Transfers in to Level 3*	166,928	—	—	—	—	—	—	—	166,928
Transfers out of Level 3*	—	—	(142,850)	(403)	—	—	—	(4,074,748)	(4,218,001)

Balance as of Ocober 31, 2025	$12,511,356	$—	$—	$—	$—	$—	$2	$—	$12,511,358

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at October 31, 2025	$53,257	$—	$—	$—	$—	$—	$2	$—	$53,259

*	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

TCW Senior Loan ETF	Bank Loans	Common Stock	Preferred Stock	Warrant	Total
Balance as of April 1, 2025	$3,758,145	$357,691	$316,409	$3	$4,432,248
Accrued Discounts (Premiums)	119,870	—	—	—	119,870
Realized Gain (Loss)	34,895	18,136	—	—	53,031
Change in Unrealized Appreciation (Depreciation)	(210,402)	(33,524)	(129,200)	—	(373,126)
Purchases	501,725	—	—	—	501,725
Sales	(2,821,104)	(342,261)	—	—	(3,163,365)
Transfers in to Level 3*	—	—	—	—	—
Transfers out of Level 3*	(1,383,129)	(42)	(187,209)	—	(1,570,380)

Balance as of October 31, 2025	$—	$—	$—	$3	$3

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at October 31, 2025	$(77,582)	$—	$—	$—	$(77,582)

*	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

Significant unobservable valuation inputs for Level 3 investments as of October 31, 2025 are as follows:

	Fair Value at 10/31/2025	Valuation Techniques	Unobservable Input	Price or Price Range	Average Weighted Price	Input to Valuation If Input Increases
TCW Core Plus Bond ETF
Asset-Backed Securities	$1,571,386	Broker Quote	Offered Quote	$93.902	$93.902	Increase

	Fair Value at 10/31/2025	Valuation Techniques	Unobservable Input	Price or Price Range	Average Weighted Price	Input to Valuation If Input Increases
TCW Corporate Bond ETF
Asset-Backed Securities	$30,745	Broker Quote	Offered Quote	$93.902	$93.902	Increase

TCW ETF Trust

October 31, 2025

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (Continued)

	Fair Value at 10/31/2025	Valuation Techniques*	Unobservable Input	Price or Price Range	Average Weighted Price	Input to Valuation If Input Increases
TCW Flexible Income ETF
Asset-Backed Securities	$8,970,622	Broker Quote	Offered Quote	$20.500 - $100.000	$92.251	Increase
Asset-Backed Securities	1,909,820	Fair Value	Broker Pricing	$86.810	$86.810	Increase
Asset-Backed Securities	1,630,914	Third Party Vendor	Vendor Prices	$99.994	$99.994	Increase
Asset-Backed Securities	$0	Fair Value	Zero Market Value	$0.000	$0.000	Increase
Warrants	$2	Fair Value	Corporate Actions	$0.000	$0.000	Increase

	Fair Value at 10/31/2025	Valuation Techniques	Unobservable Input	Price or Price Range	Average Weighted Price	Input to Valuation If Input Increases
TCW Senior Loan ETF
Bank Loans	$0	Fair Value	Broker Pricing	$0.000	$0.000	Increase
Warrants	$3	Fair Value	Corporate Actions	$0.000	$0.000	Increase

Security Transactions and Related Investment Income: Throughout the reporting period, security transactions are accounted for one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums and accretion of discounts. Dividend income, net of any applicable foreign withholding taxes, is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Large, non-recurring dividends recognized by a Fund, if any, are presented separately on the Statement of Operations as “Special Dividends” and the impact of these dividends is presented in the Financial Highlights. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds intend to declare and make distributions of taxable net investment income quarterly and net capital gains annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes. Therefore, no provision for federal income tax should be required.

Use of Estimates: The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Foreign Currency Translation: The books and records of each Fund are maintained in U.S. dollars as follows: (1) foreign currency denominated securities, and other assets and liabilities stated in foreign currencies are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized

TCW ETF Trust

Notes to Financial Statements (Continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (Continued)

gain (loss) in the Statement of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

Foreign Taxes: The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Derivative Instruments: Derivatives are financial instruments which are valued based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. A derivative contract may result in a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

For the period ended October 31, 2025, each Fund had derivatives and transactions in derivatives, grouped in the following risk categories:

TCW AAA CLO ETF

	Foreign Currency Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Forward Currency Exchange Contracts	$248,604	$248,604

Total Value	$248,604	$248,604

Liability Derivatives
Forward Currency Exchange Contracts	$(11,669)	$(11,669)

Total Value	$(11,669)	$(11,669)

Statement of Operations:
Net Realized Gain (Loss)
Forward Currency Exchange Contracts	$(573,240)	$(573,240)

Net Realized Gain (Loss)	$(573,240)	$(573,240)

Net Change in Appreciation (Depreciation)
Forward Currency Exchange Contracts	$236,935	$236,935

Net Change in Appreciation (Depreciation)	$236,935	$236,935

Number of Contracts, Notional Amounts or Shares/Units (2)
Forward Currency Exchange Contracts	8,775,534	8,775,534

TCW ETF Trust

October 31, 2025

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (Continued)

TCW Flexible Income ETF

	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Futures Contracts(1)	$—	$23,931	$23,931
Forward Currency Exchange Contracts	1,575,151	—	1,575,151

Total Value	$1,575,151	$23,931	$1,599,082

Liability Derivatives
Forward Currency Exchange Contracts	$(48,484)	—	$(48,484)
Futures Contracts(1)	—	$(3,862,668)	(3,862,668)

Total Value	$(48,484)	$(3,862,668)	$(3,911,152)

	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Operations:
Net Realized Gain (Loss)
Forward Currency Exchange Contracts	$(3,201,313)	$—	$(3,201,313)
Futures Contracts	—	3,663,219	3,663,219

Net Realized Gain (Loss)	$(3,201,313)	$3,663,219	$461,906

Net Change in Appreciation (Depreciation)
Forward Currency Exchange Contracts	$1,428,499	$—	$1,428,499
Futures Contracts	—	(2,831,703)	(2,831,703)

Net Change in Appreciation (Depreciation)	$1,428,499	$(2,831,703)	$(1,403,204)

Number of Contracts, Notional Amounts or Shares/Units(2)
Forward Currency Exchange Contracts	70,866,912	—	70,866,912
Futures Contracts	—	3,810	3,810

TCW High Yield Bond ETF

	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Forward Currency Exchange Contracts	$8,287	—	$8,287

Total Value	$8,287	$—	$8,287

Liability Derivatives
Forward Currency Exchange Contracts	$(621)	$—	$(621)

Total Value	$(621)	$—	$(621)

Statement of Operations:
Net Realized Gain (Loss)
Forward Currency Exchange Contracts	$(13,611)	$—	(13,611)
Futures Contracts	—	(126,492)	(126,492)

Net Realized Gain (Loss)	$(13,611)	$(126,492)	$(140,103)

Net Change in Appreciation (Depreciation)
Forward Currency Exchange Contracts	$7,666	—	$7,666

Net Change in Appreciation (Depreciation)	$7,666	$—	$7,666

Number of Contracts, Notional Amounts or Shares/Units(2)
Forward Currency Exchange Contracts	1,275,619	—	1,275,619
Futures Contracts	—	57	57

TCW ETF Trust

Notes to Financial Statements (Continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (Continued)

TCW Multisector Credit Income ETF
	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Forward Currency Exchange Contracts	$13,816	—	$13,816

Total Value	$13,816	$—	$13,816

Liability Derivatives
Forward Currency Exchange Contracts	$(2,393)	—	$(2,393)

Total Value	$(2,393)	$—	$(2,393)

Statement of Operations:
Net Realized Gain (Loss)
Forward Currency Exchange Contracts	$(84,380)	$—	$(84,380)
Futures Contracts	—	(4,677)	(4,677)

Net Realized Gain (Loss)	$(84,380)	$(4,677)	$(89,057)

Net Change in Appreciation (Depreciation)
Forward Currency Exchange Contracts	$11,423	$—	$11,423

Net Change in Appreciation (Depreciation)	$11,423	$—	$11,423

Number of Contracts, Notional Amounts or Shares/Units(2)
Forward Currency Exchange Contracts	1,207,635	—	1,207,635
Futures Contracts	—	3	3

TCW Corporate Bond ETF
	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Futures Contracts(1)	$—	$7,293	$7,293
Forward Currency Exchange Contracts	9,545	—	9,545

Total Value	$9,545	$7,293	$16,838

Liability Derivatives
Forward Currency Exchange Contracts	$(415)	$—	$(415)
Futures Contracts(1)	—	(7,311)	(7,311)

Total Value	$(415)	$(7,311)	$(7,726)

Statement of Operations:
Net Realized Gain (Loss)
Forward Currency Exchange Contracts	$(11,446)	$—	$(11,446)
Futures Contracts	—	(38,214)	(38,214)

Net Realized Gain (Loss)	$(11,446)	$(38,214)	$(49,660)

Net Change in Appreciation (Depreciation)
Forward Currency Exchange Contracts	$9,130	$—	$9,130
Futures Contracts	—	(6,224)	(6,224)

Net Change in Appreciation (Depreciation)	$9,130	$(6,224)	$2,906

Number of Contracts, Notional Amounts or Shares/Units(2)
Forward Currency Exchange Contracts	565,867	—	565,867
Futures Contracts	—	110	110

TCW ETF Trust

October 31, 2025

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (Continued)

TCW Senior Loan ETF
	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Liability Derivatives
Futures Contracts(1)	$—	$(1,590)	$(1,590)

Total Value	$—	$(1,590)	$(1,590)

Statement of Operations:
Net Realized Gain (Loss)
Forward Currency Exchange Contracts	$(37,797)	$—	(37,797)
Futures Contracts(1)	—	(8,230)	(8,230)

Net Realized Gain (Loss)	$(37,797)	$(8,230)	$(46,027)

Net Change in Appreciation (Depreciation)
Forward Currency Exchange Contracts	$—	$26,167	$26,167
Futures Contracts	—	(264)	(264)

Net Change in Appreciation (Depreciation)	$—	$25,903	$25,903

Number of Contracts, Notional Amounts or Shares/Units(2)
Forward Currency Exchange Contracts	465,263	—	465,263
Futures Contracts	—	2	2

TCW Core Plus Bond ETF
	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Swaptions Purchased	$—	$14,849	$14,849
Futures Contracts(1)	—	342,441	342,441
Forward Currency Exchange Contracts	134,570	—	134,570

Total Value	$134,570	$357,290	$491,860

Liability Derivatives
Forward Currency Exchange Contracts	$(10,292)	$—	$(10,292)
Futures Contracts(1)	—	(61,154)	(61,154)

Total Value	$(10,292)	$(61,154)	$(71,446)

Statement of Operations:
Net Realized Gain (Loss)
Forward Currency Exchange Contracts	$(2,068,102)	$—	$(2,068,102)
Futures Contracts	—	1,660,025	1,660,025

Net Realized Gain (Loss)	$(2,068,102)	$1,660,025	$(408,077)

TCW ETF Trust

Notes to Financial Statements (Continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (Continued)

	Foreign Currency Risk	Interest Rate Risk	Total
Net Change in Appreciation (Depreciation)
Forward Currency Exchange Contracts	$1,001,730	$—	$1,001,730
Futures Contracts	—	(935,778)	(935,778)
Swaptions Purchased	—	(106,952)	(106,952)

Net Change in Appreciation (Depreciation)	$1,001,730	$(1,042,730)	$(41,000)

Number of Contracts, Notional Amounts or Shares/Units(2)
Swaptions Purchased	—	77,019,600	77,019,600
Forward Currency Exchange Contracts	22,548,375	—	22,548,375
Options Purchased	—	77,019,600	77,019,600
Futures Contracts	—	732	732

(1)

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin on October 31, 2025 is reported within the Statement of Assets and Liabilities.

(2)	Amount disclosed represents average number of contracts or notional amounts, which are representative of the volume traded for the period ended October 31, 2025.

Counterparty Credit Risk: Derivative contracts may be exposed to counterparty credit risk. Losses can occur if the counterparty does not perform under the contract.

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds.

With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

For OTC derivatives, the Funds mitigate their counterparty risk by entering into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with each counterparty. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate

TCW ETF Trust

October 31, 2025

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (Continued)

derivative contracts prior to maturity in the event a Fund’s net assets declines by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral pledged or received by the Fund.

Cash collateral that has been pledged to cover obligations of a Fund is reported separately on the Statement of Assets and Liabilities. Non-cash collateral pledged by a Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold, typically $250,000 or $500,000, before a transfer is required, which is determined at the close of each business day and the collateral is transferred on the next business day. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that the Adviser believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. The Funds have implemented the disclosure requirements pursuant to ASC 210 Balance Sheet (“ASC 210”), Disclosures about Offsetting Assets and Liabilities that requires disclosures to make financial statements that are prepared under GAAP more comparable to those prepared under International Financial Reporting Standards.

Master Agreements and Netting Arrangements. Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions (“netting arrangements”). The netting arrangements are generally tied to credit -related events that, if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in the event of a bankruptcy or insolvency of the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/ moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A

TCW ETF Trust

Notes to Financial Statements (Continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (Continued)

Fund’s overall exposure to credit risk subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, typically $250,000 or $500,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. If permitted under the Master Agreement, certain funds may rehypothecate cash collateral received from a counterparty. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Fund, the Fund’s custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

The following table presents the Fund’s OTC derivative assets by counterparty net of amounts available for offset under an ISDA Master Agreement or similar agreement and net of the related collateral received or pledged by the Fund as of October 31, 2025:

TCW AAA CLO ETF

Counterparty	Gross Assets Subject to Master Agreements	Collateral Received	Derivatives Assets/ (Liabilities) Available for Offset	Net Amount of Assets(1)
Goldman Sachs & Co.
Forward Currency Exchange Contracts	$248,604	$—	$(11,669)	$236,935

Total	$248,604	$—	$(11,669)	$236,935

(1)	Represents the net amount receivable from the counterparty in the event of default.

Counterparty	Gross Liabilities Subject to Master Agreements	Collateral Pledged	Derivatives (Assets)/ Liabilities Available for Offset	Net Amount of Liabilities(2)
Goldman Sachs & Co.
Forward Currency Exchange Contracts	$11,669	$—	$(11,669)	$—

Total	$11,669	$—	$(11,669)	$—

(2)	Represents the net amount payable to the counterparty in the event of default.

TCW ETF Trust

October 31, 2025

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (Continued)

TCW Core Plus Bond ETF

Counterparty	Gross Assets Subject to Master Agreements	Collateral Received	Derivatives Assets/ (Liabilities) Available for Offset	Net Amount of Assets(1)
Bank of America	$23,048	$—	$—	$23,048
Forward Currency Exchange Contracts
Bank of America
Purchased Swaptions	1,147	—	—	1,147
Citibank N.A.
Forward Currency Exchange Contracts	110,705	—	(1,267)	109,438
Goldman Sachs & Co.
Forward Currency Exchange Contracts	817	—	(817)	—
Goldman Sachs & Co.
Purchased Swaptions	3,229	—	—	3,229
Morgan Stanley & Co.
Purchased Swaptions	4,025	—	—	4,025
Goldman Sachs International
Purchased Swaptions	6,448	—	—	6,448

Total	$149,419	$—	$(2,084)	$147,335

(1)	Represents the net amount receivable from the counterparty in the event of default.

Counterparty	Gross Liabilities Subject to Master Agreements	Collateral Pledged	Derivatives (Assets)/ Liabilities Available for Offset	Net Amount of Liabilities(2)
Citibank N.A.
Forward Currency Exchange Contracts	$1,267	$—	$(1,267)	$—
Goldman Sachs & Co.
Forward Currency Exchange Contracts	9,025	—	(817)	8,208

Total	$10,292	$—	$(2,084)	$8,208

(2)	Represents the net amount payable to the counterparty in the event of default.

TCW Corporate Bond ETF

Counterparty	Gross Assets Subject to Master Agreements	Collateral Received	Derivatives Assets/ (Liabilities) Available for Offset	Net Amount of Assets(1)
Bank of New York
Forward Currency Exchange Contracts	$2,207	$—	$—	$2,207
Citibank N.A.
Forward Currency Exchange Contracts	7,338	—	(117)	7,221

Total	$9,545	$—	$(117)	$9,428

(1)	Represents the net amount receivable from the counterparty in the event of default.

Counterparty	Gross Liabilities Subject to Master Agreements	Collateral Pledged	Derivatives (Assets)/ Liabilities Available for Offset	Net Amount of Liabilities(2)
Citibank N.A.
Forward Currency Exchange Contracts	$117	$—	$(117)	$—
Goldman Sachs & Co.
Forward Currency Exchange Contracts	298	—	—	298

Total	$415	$—	$(117)	$298

(2)	Represents the net amount payable to the counterparty in the event of default.

TCW ETF Trust

Notes to Financial Statements (Continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (Continued)

TCW Flexible Income ETF

Counterparty	Gross Assets Subject to Master Agreements	Collateral Received (1)	Derivatives Assets/ (Liabilities) Available for Offset	Net Amount of Assets(2)
Bank of New York
Forward Currency Exchange Contracts	$1,523,919	$—	$—	$1,523,919
Goldman Sachs & Co.
Forward Currency Exchange Contracts	51,232	(2,748)	(48,484)	—

Total	$1,575,151	$(2,748)	$(48,484)	$1,523,919

(1)	Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount receivable from the counterparty in the event of default.

Counterparty	Gross Liabilities Subject to Master Agreements	Collateral Pledged(1)	Derivatives (Assets)/ Liabilities Available for Offset	Net Amount of Liabilities(2)
Goldman Sachs & Co.
Forward Currency Exchange Contracts	$48,484	$—	$(48,484)	$—

Total	$48,484	$—	$(48,484)	$—

(1)	Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount payable to the counterparty in the event of default.

TCW High Yield Bond ETF

Counterparty	Gross Assets Subject to Master Agreements	Collateral Received	Derivatives Assets/ (Liabilities) Available for Offset	Net Amount of Assets (1)
Citibank N.A.
Forward Currency Exchange Contracts	$8,287	$—	$—	$8,287

Total	$8,287	$—	$—	$8,287

(1)	Represents the net amount receivable from the counterparty in the event of default.

Counterparty	Gross Liabilities Subject to Master Agreements	Collateral Pledged	Derivatives (Assets)/ Liabilities Available for Offset	Net Amount of Liabilities (2)
Goldman Sachs & Co.
Forward Currency Exchange Contracts	$621	$—	$—	$621

Total	$621	$—	$—	$621

(2)	Represents the net amount payable to the counterparty in the event of default.

TCW Multisector Credit Income ETF

Counterparty	Gross Assets Subject to Master Agreements	Collateral Received	Derivatives Assets/ (Liabilities) Available for Offset	Net Amount of Assets (1)
Citibank N.A.
Forward Currency Exchange Contracts	$457	$—	$—	$457
Goldman Sachs & Co.
Forward Currency Exchange Contracts	13,359	—	(2,393)	10,966

Total	$13,816	$—	$(2,393)	$11,423

(1)	Represents the net amount receivable from the counterparty in the event of default.

TCW ETF Trust

October 31, 2025

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (Continued)

Counterparty	Gross Liabilities Subject to Master Agreements	Collateral Pledged	Derivatives (Assets)/ Liabilities Available for Offset	Net Amount of Liabilities (2)
Goldman Sachs & Co.
Forward Currency Exchange Contracts	$2,393	$—	$(2,393)	$—

Total	$2,393	$—	$(2,393)	$—

(2)	Represents the net amount payable to the counterparty in the event of default.

NOTE 3 — PORTFOLIO INVESTMENTS

Mortgage-Backed and Other Asset-Backed Securities: The Funds may invest in MBS, which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. The Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association (Ginnie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) or Federal National Mortgage Corporation (Fannie Mae). The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments. The Funds may invest in stripped MBS. Stripped MBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest only or “IO” class), while the other class will receive all of the principal (the principal only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs. Mortgage-backed and other asset-backed securities held by the Fund at October 31, 2025 are listed in the Fund’s Schedule of Investments.

Inflation-Indexed Bonds: The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S.

TCW ETF Trust

Notes to Financial Statements (Continued)

NOTE 3 — PORTFOLIO INVESTMENTS (Continued)

Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to declines in values. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

When-Issued, Delayed-Delivery, To Be Announced (“TBA”) and Forward Commitment Transactions: The Funds may enter into when-issued, delayed-delivery, TBA or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of each Fund’s existing portfolio. In when-issued, delayed-delivery, TBA or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although a Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, TBA or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market conditions. In addition, because the Funds is not required to pay for when-issued, delayed-delivery, TBA or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not set aside liquid assets to cover the commitment. To guard against this deemed leverage, the Fund monitors the obligations under these transactions on a daily basis and ensures that the Fund has sufficient liquid assets to cover them.

Dollar Roll Transactions: The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the MBS market. A dollar roll transaction involves a simultaneous sale of securities by a Fund with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These

TCW ETF Trust

October 31, 2025

NOTE 3 — PORTFOLIO INVESTMENTS (Continued)

transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by a Fund may decline below the repurchase price of the security and the counterparties may potentially be unable to complete the transaction. There were no such transactions by the Funds for the period ended October 31, 2025.

Repurchase Agreements: The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement (“MRA”). In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of October 31, 2025.

Reverse Repurchase Agreements: The Funds may enter into reverse repurchase agreements accounted for as secured borrowings in accordance with ASC No. 860, Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings and Disclosures. Under a reverse repurchase agreement, a Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. During the term of the reverse repurchase agreement, the Funds continue to receive the principal and interest payments on the securities sold. There were no reverse repurchase agreements outstanding during the period ended October 31, 2025.

Securities Lending: The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Fund can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended October 31, 2025.

Derivatives:

Forward Currency Exchange Contracts: The Funds enter into forward currency exchange contracts as a hedge against fluctuations in foreign exchange rates. Forward currency exchange

TCW ETF Trust

Notes to Financial Statements (Continued)

NOTE 3 — PORTFOLIO INVESTMENTS (Continued)

contracts are marked-to-market daily and the change in market value is recorded by the Funds as unrealized gains or losses in the Statement of Assets and Liabilities. When a contract is closed or delivery is taken, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Outstanding forward currency exchange contracts at October 31, 2025 are disclosed in the Schedule of Investments.

Futures Contracts: The Funds may enter into futures contracts. A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made, and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by a Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of a Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. During the period ended October 31, 2025, the Funds utilized treasury futures to help manage interest rate duration and credit market exposure. Futures contracts outstanding at October 31, 2025 are listed in the Funds’ Schedule of Investments.

Options: The Funds may purchase and sell put and call options on a security or an index of securities to enhance investment performance and/or to protect against changes in market prices. The Funds may also enter into currency options to hedge against or to take advantage of currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an

TCW ETF Trust

October 31, 2025

NOTE 3 — PORTFOLIO INVESTMENTS (Continued)

anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Purchasing foreign currency options gives a Fund the right, but not the obligation, to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date. These currency options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

Swap Agreements: The Funds may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

TCW ETF Trust

Notes to Financial Statements (Continued)

NOTE 3 — PORTFOLIO INVESTMENTS (Continued)

In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. A Fund’s maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life.

The Funds may write (sell) and purchase put and call swaptions. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a new swap agreement, or to shorten, extend, cancel or modify an existing swap agreement, on a future date on specified terms. See “Swap Agreements” below. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. During the period ended October 31, 2025, none of the Funds held written swaptions.

A Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds (or other obligations of the reference entity with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When the Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

TCW ETF Trust

October 31, 2025

NOTE 3 — PORTFOLIO INVESTMENTS (Continued)

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and the Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking-to-market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on each Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Fund are recorded as realized gains and losses, respectively. During the period ended October 31, 2025 the TCW Corporate Bond ETF entered into interest rate swaps to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed-rate bonds which may decrease when interest rates rise (interest rate risk). Outstanding swap agreements at October 31, 2025, if any, are disclosed in the Schedules of Investments.

NOTE 4 — RISK CONSIDERATIONS

Market Risk: The Funds’ investments will fluctuate with market conditions, and so will the value of your investment in the Funds. You could lose money on your investment in the Funds or the Funds could underperform other investments.

Liquidity Risk: The Funds’ investments in illiquid securities may reduce the returns of the Funds because they may not be able to sell the illiquid securities at an advantageous time or price. Investments in high-yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments. The Funds may invest in private placements and Rule 144A securities.

Interest Rate Risk: The values of the Funds’ investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average duration of a Fund’s investment portfolio, the greater the change in value.

TCW ETF Trust

Notes to Financial Statements (Continued)

NOTE 4 — RISK CONSIDERATIONS (Continued)

Mortgage-Backed and Other Asset-Backed Securities Risk: The Funds may invest in MBS or other ABS. The values of some mortgage-backed securities or other asset-backed securities may expose the Funds to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of mortgage-related securities generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Derivatives Risk: Use of derivatives, which at times is an important part of the Funds’ investment strategies, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Funds to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Funds will achieve their objective through the use of the derivatives.

Credit Risk: The values of any of the Funds’ investments may also decline in response to events affecting the issuer or its credit rating. The lower-rated debt securities in which a Fund may invest are considered speculative and are subject to greater volatility and risk of loss than investment-grade securities, particularly in deteriorating economic conditions. The value of some mortgage-related securities in which the Funds invest also may fall because of unanticipated levels of principal prepayments that can occur when interest rates decline. Certain Funds invest a material portion of their assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market price and periods of illiquidity that can negatively impact the valuation of certain issuers held by the Funds.

MBS and ABS are characterized and classified in a variety of different ways. These classifications include a view of the securities’ cash flow structure (pass-through, sequential pay, prepayment-protected, interest only, principal only, etc.), the security of the claim on the underlying assets (senior, mezzanine and subordinated), as well as types of underlying collateral (prime conforming loans, prime non-conforming loans, Alt-A loans, subprime loans, commercial loans, etc.). In many cases, the classification incorporates a degree of subjectivity: a particular loan might be categorized as “prime” by the underwriting standards of one mortgage issuer while another might classify the loan as “subprime.” In addition to other functions, the risk associated with an investment in a mortgage loan must take into account the nature of the collateral, the form and the level of credit enhancement, the vintage of the loan, the geography of the loan, the purpose of the loan (refinance versus purchase versus equity takeout), the borrower’s credit quality (e.g., FICO score), and whether the loan is a first trust deed or a second lien.

TCW ETF Trust

October 31, 2025

NOTE 4 — RISK CONSIDERATIONS (Continued)

Counterparty Risk: The Funds may be exposed to counterparty risk, the risk that an entity with which a Fund has unsettled or open transactions may not fulfill its obligations.

Foreign Currency Risk: The Funds may be exposed to the risk that the value of the Funds’ investments denominated in foreign currencies will decline in value because the foreign currencies have declined in value relative to the U.S. dollar.

Foreign Investing Risk: The Funds may be exposed to the risk that the Funds’ share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates in countries where the Funds invest.

U.S. Trade Policy Risk: There have been significant changes to United States trade policies, treaties and tariffs, and in the future there may be additional significant changes. These and any future developments, and continued uncertainty surrounding trade policies, treaties and tariffs, may have a material adverse effect on global economic conditions, inflation and the stability of global financial markets, and may significantly reduce global trade and, in particular, trade between the impacted nations and the United States. Any of these factors could depress economic activity and restrict the access by issuers of our portfolio securities to suppliers or customers, increase their supply-chain costs and expenses and could have material adverse effects on our portfolio investments.

Investment Style Risk: Certain Funds may also be subject to investment style risk. The Adviser’s investment styles may be out of favor at times or may not produce the best results over short or longer time periods and may increase the volatility of a Fund’s share price.

Bank Loan Risk: There is a risk of investing in corporate loans made by commercial banks and other financial institutions or institutional investors to companies that need capital to grow or restructure, which includes interest rate risk, liquidity risk and prepayment risk. A Fund may also be subject to the credit risk of other financial institutions and the risks associated with insufficient collateral securing a bank loan, limited available public information about a bank loan, delayed settlement, and less protection for holders of bank loans as compared to holders of registered securities. Bank loans are not registered and otherwise may not be treated as securities under the federal securities laws, meaning investors in loans have less protection against improper practices than investors in securities that are registered under or are otherwise subject to the protections of the securities laws.

NOTE 5 — FEDERAL INCOME TAXES

It is the policy of the Funds to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of operations. Management of the Funds is required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that the Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or

TCW ETF Trust

Notes to Financial Statements (Continued)

NOTE 5 — FEDERAL INCOME TAXES (Continued)

penalties for the period ended October 31, 2025. The Funds are subject to examination by the U.S. Federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

At October 31, 2025, net unrealized appreciation for federal income tax purposes is comprised of the following components:

Fund	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW AAA CLO ETF	$698,578	$(324,694)	$373,884	$320,768,830
TCW Core Plus Bond ETF	3,887,623	(3,735,481)	152,142	260,530,663
TCW Corporate Bond ETF	759,115	(345,665)	413,450	27,573,697
TCW Flexible Income ETF	26,572,813	(43,487,263)	(16,914,450)	2,410,129,726
TCW High Yield Bond ETF	960,941	(906,149)	54,792	36,479,308
TCW Multisector Credit Income ETF	1,172,241	(710,421)	461,820	47,162,423
TCW Senior Loan ETF	1,921,984	(6,097,479)	(4,175,495)	250,613,916

At October 31, 2024, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows:

Fund	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Flexible Income ETF	$7,104,608	$(42,256,115)	$(35,151,507)	$506,449,273

At October 31, 2025, the components of distributable earnings (loss) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-term Gains	Accumulated Capital loss Carryforwards and Post- October losses	Other Temporary Differences	Net unrealized Appreciation (Depreciation)	Total Distributable Earnings
TCW AAA CLO ETF	$1,713,503	$—	$(99,671)	$—	$369,012	$1,982,844
TCW Core Plus Bond ETF	2,447,708	—	(90,847,326)	—	156,986	(88,242,632)
TCW Corporate Bond ETF	133,874	—	(2,222,022)	—	414,416	(1,673,732)
TCW Flexible Income ETF	13,976,190	—	(20,630,982)	—	(16,973,529)	(23,628,321)
TCW High Yield Bond ETF	394,176	—	(8,268,882)	—	54,657	(7,820,049)
TCW Multisector Credit Income ETF	425,857	—	(24,971)	—	461,841	862,727
TCW Senior Loan ETF	2,306,713	—	(25,620,379)	—	(4,176,263)	(27,489,929)

TCW ETF Trust

October 31, 2025

NOTE 5 — FEDERAL INCOME TAXES (Continued)

At October 31, 2024, the components of distributable earnings (loss) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-term Gains	Accumulated Capital loss Carryforwards and Post- October losses	Other Temporary Differences	Net unrealized Appreciation (Depreciation)	Total Distributable Earnings
TCW Flexible Income ETF	$968,143	$—	$(20,277,084)	$—	$(35,152,135)	$(54,461,076)

During the year ended October 31, 2025, the tax character of distributions paid was as follows:

Fund	Ordinary Income *	Long-Term Capital Gain	Return of Capital	Total Distributions
TCW AAA CLO ETF	$8,743,630	$—	$—	$8,743,630
TCW Core Plus Bond ETF	8,842,643	—	—	8,842,643
TCW Corporate Bond ETF	593,939	—	—	593,939
TCW Flexible Income ETF	53,585,406	—	—	53,585,406
TCW High Yield Bond ETF	2,632,757	—	—	2,632,757
TCW Multisector Credit Income ETF	2,942,000	—	—	2,942,000
TCW Senior Loan ETF	12,901,702	—	—	12,901,702

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

During the year ended October 31, 2024, the tax character of distributions paid was as follows:

Fund	Ordinary Income *	Long-Term Capital Gain	Return of Capital	Total Distributions
TCW Flexible Income ETF	$13,514,773	$—	$—	$13,514,773

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

At October 31, 2025, the following Funds had net realized loss carryforwards for federal income tax purposes:

	No Expiration
Fund	Short-Term Capital Losses	Long-Term Capital Losses	Total
TCW AAA CLO ETF	$99,671	—	$99,671
TCW Core Plus Bond ETF	63,413,282	27,434,044	90,847,326
TCW Corporate Bond ETF	582,858	1,639,164	2,222,022
TCW Flexible Income ETF	—	20,630,982	20,630,982
TCW High Yield Bond ETF	2,077,955	6,190,927	8,268,882
TCW Multisector Credit Income ETF	22,165	2,806	24,971
TCW Senior Loan ETF	644,074	24,976,305	25,620,379

At October 31, 2024, the following Fund had net realized loss carryforwards for federal income tax purposes:

	No Expiration
Fund	Short-Term Capital Losses	Long-Term Capital Losses	Total
TCW Flexible Income ETF	$6,061,751	$14,223,748	$20,285,499

TCW ETF Trust

Notes to Financial Statements (Continued)

NOTE 5 — FEDERAL INCOME TAXES (Continued)

At October 31, 2025, the effect of permanent book/tax reclassifications primarily related to in-kind transactions resulted in increase/(decrease) to the components of net assets as follows:

Fund	Total Distributable Earnings	Paid in Capital
TCW AAA CLO ETF	$—	$—
TCW Core Plus Bond ETF	925	(925)
TCW Corporate Bond ETF	—	—
TCW Flexible Income ETF	92	(92)
TCW High Yield Bond ETF	—	—
TCW Multisector Credit Income ETF	136	(136)
TCW Senior Loan ETF	36,738	(36,738)

At October 31, 2024, the effect of permanent book/tax reclassifications primarily related to in-kind transactions resulted in increase/(decrease) to the components of net assets as follows:

Fund	Total Distributable Earnings	Paid in Capital
TCW Flexible Income ETF	$(71)	$71

NOTE 6 — MANAGEMENT AND OTHER AGREEMENTS

Management

The Adviser, located at 515 South Flower Street, Los Angeles, CA 90071, furnishes investment advisory services to the Funds pursuant to an Investment Advisory Agreement with the Trust on behalf of the Funds (the “Investment Advisory Agreement”), subject to the supervision and direction of the Board. The Adviser is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser under the Investment Advisers Act of 1940, as amended.

For its investment advisory services to the Funds, the Adviser is paid a management fee from the Funds based on a percentage of the Fund’s average daily net assets, at the annual rate of 0.20% for the TCW AAA CLO ETF, 0.35% for the TCW Corporate Bond ETF, 0.40% for the TCW Flexible Income ETF, 0.50% for the TCW High Yield Bond ETF, 0.56% for the TCW Multisector Credit Income ETF, 0.65% for the TCW Senior Loan ETF. The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses, as may be specified in a separate letter of agreement.

Prior to the reorganization into the TCW Core Plus Bond ETF, for the period April 1, 2025 to June 16, 2025, the TCW MetWest Intermediate Bond Fund paid Metropolitan West Asset Management, LLC (the previous Adviser) a management fee based on a percentage of the TCW MetWest Intermediate Bond Fund’s average daily net assets, at the annual rate of 0.35%.

Prior to the reorganization into the TCW Corporate Bond ETF, for the period April 1, 2024 to November 15, 2024, the TCW MetWest Corporate Bond Fund paid Metropolitan West Asset Management, LLC (the previous Adviser) a management fee based on a percentage of the TCW MetWest Corporate Bond Fund’s average daily net assets, at the annual rate of 0.40%.

TCW ETF Trust

October 31, 2025

NOTE 6 — MANAGEMENT AND OTHER AGREEMENTS (Continued)

Prior to the reorganization into the TCW High Yield Bond ETF, for the period November 1, 2024 to November 15, 2024, the TCW High Yield Bond Fund paid the Adviser a management fee based on a percentage of the TCW High Yield Bond Fund’s average daily net assets, at the annual rate of 0.45%.

Prior to the reorganization into the TCW Senior Loan ETF, for the period April 1, 2024 to November 15, 2024, the TCW MetWest Floating Rate Income Fund paid Metropolitan West Asset Management, LLC (the previous Adviser) a management fee based on a percentage of the TCW MetWest Floating Rate Income Fund’s average daily net assets, at the annual rate of 0.55%.

Pursuant to the Investment Advisory Agreement between the Adviser and the Trust (entered into on behalf of the Funds), the Adviser is responsible for substantially all expenses of the Funds, except (i) interest and taxes (including, but not limited to, income, excise, transfer and withholding taxes); (ii) expenses of the Funds incurred with respect to the acquisition, holding, voting and/or disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (iv) the advisory fee payable to the Adviser under the Investment Advisory Agreement; (v) litigation expenses (including fees and expenses of counsel retained by or on behalf of the Trust or any Fund) and any fees, costs or expenses payable by the Trust or any Fund pursuant to indemnification obligations to which the Trust or such Fund may be subject (pursuant to contract or otherwise); and (vi) any extraordinary expenses, as determined by a majority of the Independent Trustees.

Prior to the reorganization into the TCW Core Plus Bond ETF, for the period April 1, 2025 to June 15, 2025, the TCW MetWest Intermediate Bond Fund incurred distribution 12b-1 fees. These fees were no longer applicable subsequent to the reorganization.

Prior to the reorganization into the TCW Corporate Bond ETF and TCW Senior Loan ETF, for the period April 1, 2024 to November 15, 2024, the TCW MetWest Corporate Bond Fund and the TCW MetWest Floating Rate Income Fund incurred distribution 12b-1 fees. These fees were no longer applicable subsequent to the reorganization.

Prior to the reorganization into the TCW Corporate Bond ETF, for the period April 1, 2024 to November 15, 2024, the Adviser limited the operating expenses of the TCW MetWest Corporate Bond Fund Class I not to exceed 0.50% relative to the TCW MetWest Corporate Bond Fund Class I average daily net assets.

Prior to the reorganization into the TCW Senior Loan ETF, for the period April 1, 2024 to November 15, 2024, the Adviser limited the operating expenses of the TCW MetWest Floating Rate Income Fund Class I not to exceed 0.70% relative to the TCW MetWest Floating Rate Income Fund Class I average daily net assets.

Administrator, Custodian, Transfer Agent and Accounting Agent

State Street Bank and Trust Company (“State Street” or the “Bank”), located at One Congress Street, Suite 1, Boston, MA 02114-2016, is the Fund’s administrator, fund accountant, transfer and dividend agent and custodian. State Street is primarily in the business of providing administrative, fund accounting and transfer and dividend agent services to retail and institutional mutual funds and exchange traded funds. Prior to the reorganization referenced in Note 6, The Bank of New York Mellon served is the Fund’s administrator, fund accountant, transfer and dividend agent and custodian.

TCW ETF Trust

Notes to Financial Statements (Continued)

NOTE 6 — MANAGEMENT AND OTHER AGREEMENTS (Continued)

Distribution

Foreside Financial Services, LLC (the “Distributor”), Three Canal Plaza, Suite 100, Portland, Maine 04101, is the distributor for the shares of the Trust. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Organizational and Offering Costs

The Adviser has paid or assumed all organizational and offering expenses for the Funds.

Board of Trustees Compensation

The Trust pays each Independent Trustee an annual retainer of $27,500 per calendar year, plus a $1,500 per-meeting fee for in-person attendance and $250 for telephonic attendance for each Board of Trustees meeting attended by that Independent Trustee. The Independent Chair of the Board of Trustees receives an additional annual retainer of $10,500, the Independent Vice Chair receives an additional annual retainer of $7,000, and the Chairs of the Audit Committee and the Nominating and Governance Committee each receive an additional annual retainer of $1,750. The Independent Trustees’ compensation is paid by the Adviser from the management fees it receives from the Funds.

NOTE 7 — FUND REORGANIZATIONS

On November 15, 2024, the TCW Corporate Bond ETF acquired all of the assets and assumed all of the liabilities of the TCW MetWest Corporate Bond Fund pursuant to a plan of reorganization approved by the board of the TCW MetWest Corporate Bond Fund and the Board of Trustees of the Trust on September 9, 2024. The acquisition was accomplished by a tax-free exchange as follows:

On the close of business on November 15, 2024, 110,118 shares of the TCW MetWest Corporate Bond Fund, valued at $4,983,150, were outstanding. After the reorganization, the TCW Corporate Bond ETF had 110,118 shares valued at $4,983,150.

The investment portfolio of the TCW MetWest Corporate Bond Fund, with a value of $5,134,310 and identified cost of $5,738,478, was the principal asset acquired by the TCW Corporate Bond ETF. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the TCW MetWest Corporate Bond Fund was carried forward to align ongoing reporting of the fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the TCW MetWest Corporate Bond Fund that have been reflected in the statement of operations since November 15, 2024, for the TCW Corporate Bond ETF.

	Before Reorganization	After Reorganization
	TCW MetWest Corporate Bond Fund	TCW Corporate Bond ETF
Net Assets	$4,983,150	$4,983,150
Shares Outstanding	110,118	110,118
Net Asset Value Per Share	$45.25	$45.25
Net Unrealized Depreciation	$(604,168)	$(604,168)

TCW ETF Trust

October 31, 2025

NOTE 7 — FUND REORGANIZATIONS (Continued)

The Predecessor Fund and the Acquiring Fund had identical investment objectives and substantially similar principal investment strategies and principal risks. For financial reporting purposes, the Predecessor Fund’s financial and performance history prior to the Reorganization is carried forward and reflected in the Acquiring Fund’s financial statements and financial highlights.

On November 15, 2024, the TCW High Yield Bond ETF acquired all of the assets and assumed all of the liabilities of the TCW High Yield Bond Fund pursuant to a plan of reorganization approved by the board of the TCW High Yield Bond Fund and the Board of Trustees of the Trust on April 8, 2024. The acquisition was accomplished by a tax-free exchange as follows:

On the close of business on November 15, 2024, 1,322,812 shares of the TCW High Yield Bond Fund, valued at $40,656,611, were outstanding. After the reorganization, the TCW High Yield Bond ETF had 1,322,812 shares valued at $40,656,611.

The investment portfolio of the TCW High Yield Bond Fund, with a value of $40,177,909 and identified cost of $40,717,516, was the principal asset acquired by the TCW High Yield Bond ETF. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the TCW High Yield Bond Fund was carried forward to align ongoing reporting of the fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the TCW High Yield Bond Fund that have been reflected in the statement of operations since November 15, 2024, for the TCW High Yield Bond ETF.

	Before Reorganization	After Reorganization
	TCW High Yield Bond Fund	TCW High Yield Bond ETF
Net Assets	$40,656,611	$40,656,611
Shares Outstanding	1,322,812	1,322,812
Net Asset Value Per Share	$30.73	$30.73
Net Unrealized Depreciation	$(518,452)	$(518,452)

The Predecessor Fund and the Acquiring Fund had identical investment objectives and substantially similar principal investment strategies and principal risks. For financial reporting purposes, the Predecessor Fund’s financial and performance history prior to the Reorganization is carried forward and reflected in the Acquiring Fund’s financial statements and financial highlights.

On November 15, 2024, the TCW Senior Loan ETF acquired all of the assets and assumed all of the liabilities of the TCW MetWest Floating Rate Income Fund pursuant to a plan of reorganization approved by the board of the TCW MetWest Floating Rate Income Fund and the Board of Trustees of the Trust on June 10, 2024. The acquisition was accomplished by a tax-free exchange as follows:

On the close of business on November 15, 2024, 6,173,628 shares of the TCW MetWest Floating Rate Income Fund, valued at $293,938,143, were outstanding. After the reorganization, the TCW Senior Loan ETF had 6,173,628 shares valued at $293,938,143.

TCW ETF Trust

Notes to Financial Statements (Continued)

NOTE 7 — FUND REORGANIZATIONS (Continued)

The investment portfolio of the TCW MetWest Floating Rate Income Fund, with a value of $279,190,430 and identified cost of $279,441,046, was the principal asset acquired by the TCW Senior Loan ETF. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the TCW MetWest Floating Rate Income Fund was carried forward to align ongoing reporting of the fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the TCW MetWest Floating Rate Income Fund that have been reflected in the statement of operations since November 15, 2024, for the TCW Senior Loan ETF.

	Before Reorganization	After Reorganization
	TCW MetWest Floating Rate Income Fund	TCW Senior Loan ETF
Net Assets	$293,938,143	$293,938,143
Shares Outstanding	6,173,628	6,173,628
Net Asset Value Per Share	$47.61	$47.61
Net Unrealized Depreciation	$(250,616)	$(250,616)

The Predecessor Fund and the Acquiring Fund had identical investment objectives and substantially similar principal investment strategies and principal risks. For financial reporting purposes, the Predecessor Fund’s financial and performance history prior to the Reorganization is carried forward and reflected in the Acquiring Fund’s financial statements and financial highlights.

On June 13, 2025, the TCW Core Plus Bond ETF acquired all of the assets and assumed all of the liabilities of the TCW MetWest Intermediate Bond Fund pursuant to a plan of reorganization approved by the board of the TCW MetWest Intermediate Bond Fund and the Board of Trustees of the Trust on March 27, 2025. The acquisition was accomplished by a tax-free exchange as follows:

On the close of business on June 13, 2025, 9,875,433 shares of the TCW MetWest Intermediate Bond Fund, valued at $373,788,338, were outstanding. After the reorganization, the TCW Core Plus Bond ETF had 9,875,433 shares valued at $373,788,338.

The investment portfolio of the TCW MetWest Intermediate Bond Fund, with a value of $421,941,809 and identified cost of $422,021,333, was the principal asset acquired by the TCW Core Plus Bond ETF. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the TCW MetWest Intermediate Bond Fund was carried forward to align ongoing reporting of the fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and

TCW ETF Trust

October 31, 2025

NOTE 7 — FUND REORGANIZATIONS (Continued)

earnings of the TCW MetWest Intermediate Bond Fund that have been reflected in the statement of operations since June 13, 2025, for the TCW Core Plus Bond ETF.

	Before Reorganization	After Reorganization
	TCW MetWest Intermediate Bond Fund	TCW Core Plus Bond ETF
Net Assets	$373,788,338	$373,788,338
Shares Outstanding	9,875,433	9,875,433
Net Asset Value Per Share	$37.85	$37.85
Net Unrealized Depreciation	$(79,524)	$(79,524)

The Predecessor Fund and the Acquiring Fund had identical investment objectives and substantially similar principal investment strategies and principal risks. For financial reporting purposes, the Predecessor Fund’s financial and performance history prior to the Reorganization is carried forward and reflected in the Acquiring Fund’s financial statements and financial highlights.

NOTE 8 — RELATED PARTIES

At October 31, 2025, certain officers and Trustees of the Trust are also officers or employees of the Adviser or affiliated with the Distributor.

NOTE 9 — COMMITTED LINE OF CREDIT

The Funds, together with the TCW Metropolitan West Funds and the TCW Funds, Inc., have entered into a $250,000,000 committed revolving line of credit agreement with State Street Bank and Trust Company (the “Bank”) for temporary borrowing purposes, with an expiration date of December 17, 2026. The interest rate on borrowing is the higher Federal Funds Effective Rate plus 0.10%, plus 1.25% or the Overnight Bank Funding Rate plus 0.10%, plus 1.25%. There were no borrowings from the line of credit as of or during the year ended October 31, 2025. The Funds pay the Bank a commitment fee equal to 0.25% per annum on the unused portion of the committed line amount. The commitment fees incurred by the Funds would be presented in each Fund’s Statements of Operations. The commitment fees would be allocated to each applicable Fund in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable Fund.

NOTE 10 — CREATION AND REDEMPTION TRANSACTIONS

Each Fund issues and redeems shares (“Shares”) at NAV only in aggregations of a specified number of Shares (each a “Creation Unit”). The Funds may issue and redeem Creation Units of its Shares in exchange for a designated basket of portfolio investments (including any portion of such investments for which cash may be substituted) (“Deposit Instruments”), together with the deposit of a specified cash payment (“Cash Component”). Shares of each Fund are listed and trade on the New York Stock Exchange LLC (the “Exchange” or “NYSE”), a national securities exchange. Shares of the Funds are traded in the secondary market and elsewhere at market values that may be at, above or below each Fund’s NAV. Shares are redeemable only in Creation Units by authorized participants that have entered into agreements with the Distributor (“Authorized Participants”), and, generally, in exchange for securities in kind and or a cash amount. Creation Units typically are large blocks of a specified number of shares or multiples thereof. In the event of liquidation of a Fund, the Trust may lower the number of shares in a Creation Unit.

TCW ETF Trust

Notes to Financial Statements (Continued)

NOTE 10 — CREATION AND REDEMPTION TRANSACTIONS (Continued)

Shares may be issued in advance of receipt of Deposit Instruments, subject to various conditions, including a requirement that the Authorized Participant maintain with the Trust a cash deposit in an amount at least equal to a specified percentage, as set forth in the applicable Participant Agreement, of the value of the missing Deposit Instruments. The Trust may use such cash deposit at any time to purchase Deposit Instruments. Transaction fees and other costs associated with creations or redemptions that include cash may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of Shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.

NOTE 11 — CAPITAL SHARE TRANSACTIONS

Transactions in each Fund’s shares were as follows:

TCW AAA CLO ETF	For the Period November 15, 2024 (Commencement of Operations) through October 31, 2025
	Shares	Amount
Shares Sold	6,660,000	$334,494,501
Shares Redeemed	(260,000)	(13,081,127)

Net Increase	6,400,000	$321,413,374

TCW Flexible Income ETF(1) (2)	Year Ended October 31, 2025		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Shares Sold	42,150,000	$1,654,358,678	2,458,126	$96,184,409
Shares Sold — shares converted from Class M (3)	—	—	1,292,294	49,107,849
Shares Issued upon Reinvestment of Dividends	14	564	132,725	5,029,014
Shares Redeemed	—	—	(986,495)	(37,486,951)

Net Increase	42,150,014	$1,654,359,242	2,896,650	$112,834,321

(1)

The TCW Flexible Income ETF (FLXR) acquired the assets and liabilities of the predecessor mutual fund, the TCW MetWest Flexible Income Fund (the “Predecessor Fund”), at the close of business on June 21, 2024. As a result of the reorganization, the TCW Flexible Income ETF adopted the accounting and performance history of Class I Shares of the Predecessor Fund. Financial information disclosed for periods prior to June 21, 2024 include those of the Predecessor Fund.

(2)	Per share amounts were adjusted to reflect a 1:5 reverse stock split effective June 12, 2024.
(3)	M Class shares were converted into TCW Flexible Income ETF shares at the close of business on June 10, 2024.

TCW High Yield Bond ETF(1) (2)	Year Ended October 31, 2025		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Shares Sold	125,367	$3,743,661	225,947	$6,844,132
Shares Sold — shares converted from Class N (3)	—	—	190,495	5,898,777
Shares Issued upon Reinvestment of Dividends	6,953	213,120	84,233	2,538,503
Shares Redeemed	(284,567)	(8,683,937)	(799,689)	(24,255,487)

Net Decrease	(152,247)	$(4,727,156)	(299,014)	$(8,974,075)

(1)

The TCW High Yield Bond ETF (HYBX) acquired the assets and liabilities of the predecessor mutual fund, the TCW High Yield Bond Fund Class I (the “Predecessor Fund”), at the close of business on November 15, 2024. As a result of the transaction, the TCW High Yield Bond ETF adopted the accounting and performance history of the Predecessor Fund (inclusive of any expense limitation agreements that were in place). Financial information disclosed for periods prior to November 15, 2024 include those of the Predecessor Fund.

(2)	Per share amounts were adjusted to reflect a 1:5 reverse stock split effective November 6, 2024.
(3)	N Class shares were converted into TCW High Yield Bond ETF shares at the close of business on October 18, 2024.

TCW ETF Trust

October 31, 2025

NOTE 11 — CAPITAL SHARE TRANSACTIONS (Continued)

TCW Multisector Credit Income ETF			For the Period November 15, 2024 (Commencement of Operations) through October 31, 2025
			Shares	Amount
Shares Sold			1,000,000	$50,000,000

Net Increase			1,000,000	$50,000,000

TCW Corporate Bond ETF(1) (2)	For the Period April 1, 2025 through October 31, 2025		Year Ended March 31, 2025
	Shares	Amount	Shares	Amount
Shares Sold	430,000	$19,608,573	78,075	$3,573,099
Shares Sold-shares converted from Class M (3)	—	—	50,461	2,330,001
Shares Issued upon Reinvestment of Dividends	—	—	1,283	58,030
Shares Redeemed	(10,000)	(454,363)	(2,640)	(117,854)

Net Increase	420,000	$19,154,210	127,179	$5,843,276

(1)

The TCW Corporate Bond ETF acquired the assets and liabilities of the TCW MetWest Corporate Bond Fund, a series of the TCW Metropolitan West Funds, Inc., at the close of business on November 15, 2024. As a result of the reorganization, the TCW Corporate Bond ETF is the accounting successor of the TCW MetWest Corporate Bond Fund. Financial information above for the periods prior to November 15, 2024 reflects the performance and expense limitation agreement that was in place for the TCW MetWest Corporate Bond Fund.

(2)	Per share amounts were adjusted to reflect a 1:5 reverse stock split effective November 6, 2024.
(3)	M Class shares were converted into TCW Corporate Bond ETF shares at the close of business on October 18, 2024.

TCW Senior Loan ETF(1) (2)	For the Period April 1, 2025 through October 31, 2025		Year Ended March 31, 2025
	Shares	Amount	Shares	Amount
Shares Sold	770,000	$35,900,804	946,675	$44,131,030
Shares Sold-shares converted from Class M (3)	—	—	148,325	7,040,099
Shares Issued upon Reinvestment of Dividends	—	—	229,502	10,890,222
Shares Redeemed	(1,600,000)	(75,075,665)	(1,268,332)	(59,454,945)

Net Increase (Decrease)	(830,000)	$(39,174,861)	56,170	$2,606,406

(1)

The TCW Senior Loan ETF acquired the assets and liabilities of the TCW MetWest Floating Rate Income Fund, a series of the TCW Metropolitan West Funds, Inc., at the close of business on November 15, 2024. As a result of the reorganization, the TCW Senior Loan ETF is the accounting successor of the TCW MetWest Floating Rate Income Fund. Financial information above for the periods prior to November 15, 2024 reflects the performance and expense limitation agreement that was in place for the TCW MetWest Floating Rate Income Fund.

(2)	Per share amounts were adjusted to reflect a 1:5 reverse stock split effective November 6, 2024.
(3)	M Class shares were converted into TCW Senior Loan ETF shares at the close of business on October 18, 2024.

TCW Core Plus Bond ETF(1) (2)	For the Period from April 1, 2025 through October 31, 2025		Year Ended March 31, 2025
	Shares	Amount	Shares	Amount
Shares Sold	896,193	$34,126,980	3,490,947	$131,180,098
Shares Sold - shares converted from Class M	411,422	15,541,542	—	—
Shares Issued upon Reinvestment of Dividends	96,795	3,666,823	817,702	30,652,342
Shares Redeemed	(12,031,377)	(456,840,408)	(13,103,584)	(492,769,621)

Net Increase (Decrease)	(10,626,967)	$(403,505,063)	(8,794,935)	$(330,937,181)

(1)

The TCW Core Plus Bond ETF (FIXT) acquired the assets and liabilities of the predecessor mutual fund, the TCW MetWest Intermediate Bond Fund Class I (the “Predecessor Fund”), at the close of business on June 13, 2025. As a result of the transaction, the TCW Core Plus Bond ETF adopted the accounting and performance history of the Predecessor Fund (inclusive of any expense limitation agreements that were in place). Financial information disclosed for periods prior to June 13, 2025 include those of the Predecessor Fund.

(2)	Per share amounts were adjusted to reflect a 1:4 reverse stock split effective May 22, 2025.

TCW ETF Trust

Notes to Financial Statements (Continued)

NOTE 12 — PURCHASES AND SALES OF SECURITIES

Investment transactions (excluding short-term investments) for the year ended October 31, 2025 were as follows:

	Purchases at Cost	Sales or Maturity Proceeds	U.S. Government Purchases at Cost	U.S. Government Sales or Maturity Proceeds
TCW AAA CLO ETF	$461,011,301	$150,055,901	$—	$—
TCW Flexible Income ETF	1,471,357,660	279,289,521	4,888,376,354	4,318,530,578
TCW High Yield Bond ETF	40,518,901	44,325,574	1,348,354	1,415,064
TCW Multisector Credit Income ETF	77,361,315	35,490,193	—	—

	Purchases at Cost	Sales or Maturity Proceeds	U.S. Government Purchases at Cost	U.S. Government Sales or Maturity Proceeds
TCW Corporate Bond ETF	$19,161,802	$2,286,219	$30,107,001	$28,252,678
TCW Senior Loan ETF	126,262,345	160,757,232	9,545,127	9,638,813

	Purchases at Cost	Sales or Maturity Proceeds	U.S. Government Purchases at Cost	U.S. Government Sales or Maturity Proceeds
TCW Core Plus Bond ETF	$401,735,163	$540,765,529	$1,656,743,547	$1,940,921,494

All creation and redemption transactions for the Funds were on a cash basis.

NOTE 13 — RESTRICTED SECURITIES

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. The restricted securities held by the Funds at October 31, 2025 are listed below.

Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
TCW Flexible Income ETF
COMM Mortgage Trust Series 2012-LC4, Class XB (I/O), 0.52%, 12/10/44	1/22/2019	$16,787	$10	0.00%
COMM Mortgage Trust Series 2015-LC21, Class XE (I/O), 1.05%, 07/10/48	5/19/2021	375,578	100	0.00%
HarborView Mortgage Loan Trust Series 2005-9, Class 2X (I/O), 0.00%, 06/20/35	3/4/2019	18,791	1	0.00%
HOA Funding LLC Series 2021-1A, Class A2, 4.72%, 08/20/51	5/25/2022	709,745	166,928	0.01%
Invesco CLO Ltd. Series 2021-2A, Class Y, 0.00%, 07/15/34	3/27/2025	5	0	0.00%
Invesco U.S. CLO Ltd. Series 2024-4A, Class Y, 0.05%, 01/15/38	11/25/2024	0	0	0.00%
Morgan Stanley Bank of America Merrill Lynch Trust Series, 2012-C5, Class XC (I/O), 0.09%, 08/15/45	4/14/2020	60,753	213	0.00%
New Mountain CLO 8 Ltd. Series CLO-8A, Class M, 0.00%, 10/20/38	9/16/2025	40	0	0.00%
WFRBS Commercial Mortgage Trust Series 2012-C10, Class XB (I/O), 0.34%, 12/15/45	4/21/2020	391,188	382	0.00%

		$1,572,887	$167,634	0.01%

TCW ETF Trust

October 31, 2025

NOTE 14 — COMMITMENTS AND CONTINGENCIES

The following Funds had unfunded commitments and unrealized gain (loss) by investment as of October 31, 2025:

Core Plus Bond ETF
UNFUNDED COMMITMENTS	MATURITY	AMOUNT	UNREALIZED GAIN (LOSS)
GC Ferry Acquisition I, Inc., Delayed Draw Term Loan	08/16/32	$2,924	$(1)
Kelso Industries LLC, Delayed Draw Term Loan	12/30/29	3,980	10

		6,904	9

Flexible Income ETF
UNFUNDED COMMITMENTS	MATURITY	AMOUNT	UNREALIZED GAIN (LOSS)
American Rock Salt Company LLC, 2024 First Out Delayed Draw Term Loan	06/09/28	$47,311	$(197)
GC Ferry Acquisition I Inc., Delayed Draw Term Loan	08/16/32	87,126	(30)
Kelso Industries LLC, Delayed Draw Term Loan	12/30/29	5,306	13

		139,743	(214)

High Yield Bond ETF
UNFUNDED COMMITMENTS	MATURITY	AMOUNT	UNREALIZED GAIN (LOSS)
Kelso Industries LLC, Delayed Draw Term Loan	12/30/29	$2,211	$6

		2,211	6

Multisector Credit Income ETF
UNFUNDED COMMITMENTS	MATURITY	AMOUNT	UNREALIZED GAIN (LOSS)
Air Comm Corporation, LLC, 2025 Delayed Draw Term Loan	12/11/31	$11,538	$29
Archkey Solutions LLC, 2024 Delayed Draw Term Loan B	11/01/31	25,862	86
GC Ferry Acquisition I Inc., Delayed Draw Term Loan	08/16/32	18,229	(6)

		55,629	109

Senior Loan ETF
UNFUNDED COMMITMENTS	MATURITY	AMOUNT	UNREALIZED GAIN (LOSS)
Air Comm Corporation, LLC, 2025 Delayed Draw Term Loan	12/11/31	$16,248	$40
American Rock Salt Company LLC, 2024 First Out Delayed Draw Term Loan	06/09/28	140,786	(586)
Archkey Solutions LLC, 2024 Delayed Draw Term Loan B	11/01/31	122,605	1,701
Clydesdale Acquisition Holdings Inc., 2025 Delayed Draw Term Loan	04/01/32	5,607	(6)
GC Ferry Acquisition I Inc., Delayed Draw Term Loan	08/16/32	72,917	(25)
Kelso Industries LLC, Delayed Draw Term Loan	12/30/29	70,251	176
Secretariat Advisors, LLC, 2025 Delayed Draw Term Loan	02/28/32	149,343	1,461
Splat Super Holdco, LLC, 2025 Delayed Draw Term Loan	07/02/32	209,109	(3,529)

		786,866	(768)

NOTE 15 — INDEMNIFICATIONS

Under the Trust’s organizational documents, its Officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may

TCW ETF Trust

Notes to Financial Statements (Continued)

NOTE 15 — INDEMNIFICATIONS (Continued)

contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote. The Trust has not accrued any liability in connection with such indemnification.

NOTE 16 — SEGMENT REPORTING

In the reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of their operations. The Funds represent a single operating segment as the operating results of the Funds are monitored as a whole and their long-term asset allocation is determined in accordance with the terms of the applicable prospectus, based on defined investment objectives that is executed by the Funds’ portfolio management team. A senior executive team comprised of the Funds’ Principal Executive Officer and Principal Financial Officer, serves as the Funds’ chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the Funds’ profits and losses and to make resource allocation decisions. Segment assets are reflected in the Statements of Assets and Liabilities as Net Assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying Statement of Operations.

NOTE 17 — NEW ACCOUNTING PRONOUNCEMENTS

In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosure requirements, including, but not limited to, those with respect to the Fund’s income tax rate reconciliation and income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the ASU and its impact to the financial statements.

NOTE 18 — SUBSEQUENT EVENTS

Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no material events that would require recognition or disclosure in the Funds’ financial statements.

TCW AAA CLO ETF

Financial Highlights

	For the Period from November 15, 2024 (Commencement of Operations) through October 31, 2025
Net Asset Value per Share, Beginning of period	$50.00

Income (Loss) from Investment Operations:
Net Investment Income(1)	2.52
Net Realized and Unrealized Gain on Investments	0.10

Total from Investment Operations	2.62

Less Distributions:
Distributions from Net Investment Income	(2.09)

Total Distributions	(2.09)

Net Asset Value per Share, End of period	$50.53

Market Value per Share, End of period	50.52

Total Return	5.34	%(2)
Total Return Market Price	5.32	%(2)
Ratios/Supplemental Data:
Net Assets, End of period (in thousands)	$323,396	(3)
Ratio of Expenses to Average Net Assets	0.20	%(3)
Ratio of Net Investment Income to Average Net Assets	5.29	%(3)
Portfolio Turnover Rate(4)	72	%(2)

(1)	Computed using average shares outstanding throughout the period.
(2)	Not Annualized.
(3)	Annualized.
(4)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

TCW Core Plus Bond ETF

Financial Highlights

	For the Period from April 1, 2025 through October 31, 2025(1) (2) (3)		Year Ended March 31,
			2025	2024	2023	2022	2021
Net Asset Value per Share, Beginning of year	$37.80		$37.40	$38.24	$40.40	$42.92	$42.60

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(4)	0.94		1.60	1.60	1.24	0.56	0.64
Net Realized and Unrealized Gain (Loss) on Investments	0.74		0.36	(0.84)	(2.16)	(2.40)	1.40

Total from Investment Operations	1.68		1.96	0.76	(0.92)	(1.84)	2.04

Less Distributions:
Distributions from Net Investment Income	(0.70)		(1.56)	(1.60)	(1.24)	(0.56)	(0.64)

Total Distributions	(0.70)		(1.56)	(1.60)	(1.24)	(0.68)	(1.72)

Net Asset Value per Share, End of year	$38.78		$37.80	$37.40	$38.24	$40.40	$42.92

Market Value per Share, End of year	38.73		—	—	—	—	—

Total Return	4.90	%(5)	5.38%	2.12%	(2.22%)	(4.33%)	4.76%

Total Return Market Price	4.76	%(5)	N/A	N/A	N/A	N/A	N/A

Ratios/Supplemental Data:

Net Assets, End of year (in thousands)	$234,436		$630,414	$952,523	$876,918	$768,271	$766,063

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.49	%(6)	0.49%	0.48%	0.49%	0.47%	0.48%

After Expense Reimbursement	0.45	%(6)	0.49%	0.48%	0.49%	0.47%	0.48%

Ratio of Net Investment Income to Average Net Assets	4.17	%(6)	4.21%	4.33%	3.26%	1.29%	1.44%

Portfolio Turnover Rate(7)	446	%(5)	643%	588%	516%	399%	372%

(1)

The TCW Core Plus Bond ETF (FIXT) acquired the assets and liabilities of the predecessor mutual fund, the TCW MetWest Intermediate Bond Fund Class I (the “Predecessor Fund”), at the close of business on June 13, 2025. As a result of the transaction, the TCW Core Plus Bond ETF adopted the accounting and performance history of the Predecessor Fund (inclusive of any expense limitation agreements that were in place). Financial information disclosed for periods prior to June 13, 2025 include those of the Predecessor Fund.

(2)	Per share amounts were adjusted to reflect a 1:4 reverse stock split effective May 22, 2025.
(3)	The Fund has changed its fiscal year-end from March 31 to October 31. This period represents the seven-month period from April 1, 2025 to October 31, 2025.
(4)	Computed using average shares outstanding throughout the period.
(5)	Not annualized.
(6)	Annualized.
(7)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

TCW Corporate Bond ETF

Financial Highlights

	For the Period from April 1, 2025 through October 31, 2025(1)		Year Ended March 31,
			2025(2) (3)	2024	2023	2022	2021
Net Asset Value per Share, Beginning of year	$45.77		$44.95	$45.15	$49.45	$53.25	$51.60

Income (Loss) from Investment Operations:
Net Investment Income(4)	1.19		2.20	1.75	1.40	1.20	2.00
Net Realized and Unrealized Gain (Loss) on Investments	1.14		0.32	(0.20)	(4.30)	(3.45)	2.05

Total from Investment Operations	2.33		2.52	1.55	(2.90)	(2.25)	4.05

Less Distributions:
Distributions from Net Investment Income	(1.18)		(1.70)	(1.75)	(1.40)	(1.20)	(2.15)
Distributions from Net Realized Gain	—		—	—	—	(0.35)	(0.25)

Total Distributions	(1.18)		(1.70)	(1.75)	(1.40)	(1.55)	(2.40)

Net Asset Value per Share, End of year	$46.92		$45.77	$44.95	$45.15	$49.45	$53.25

Market Value per Share, End of year	46.89		45.77	—	—	—	—

Total Return	5.10	%(5)	5.55%	3.52%	(5.79%)	(4.44%)	7.81%

Total Return Market Price	5.18	%(5)	5.55%	N/A	N/A	N/A	N/A

Ratios/Supplemental Data:

Net Assets, End of year (in thousands)	$28,160		$8,244	$2,379	$2,870	$6,935	$4,730

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.35	%(6)	3.59%	4.24%	3.39%	2.40%	3.54%

After Expense Reimbursement	0.35	%(6)	0.51%	0.50%	0.50%	0.50%	0.50%

Ratio of Net Investment Income to Average Net Assets	4.56	%(6)	3.55%	3.92%	3.05%	2.25%	3.64%

Portfolio Turnover Rate(7)	133	%(5)	169%	136%	124%	148%	84%

(1)	The Fund has changed its fiscal year-end from March 31 to October 31. This period represents the seven-month period from April 1, 2025 to October 31, 2025.
(2)

The TCW Corporate Bond ETF acquired the assets and liabilities of the TCW MetWest Corporate Bond Fund, a series of the TCW Metropolitan West Funds, Inc., at the close of business on November 15, 2024. As a result of the reorganization, the TCW Corporate Bond ETF is the accounting successor of the TCW MetWest Corporate Bond Fund. Financial information above for the periods prior to November 15, 2024 reflects the performance and expense limitation agreement that was in place for the TCW MetWest Corporate Bond Fund.

(3)	Per share amounts were adjusted to reflect a 1:5 reverse stock split effective November 6, 2024.
(4)	Computed using average shares outstanding throughout the period.
(5)	Not annualized.
(6)	Annualized.
(7)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

TCW Flexible Income ETF

Financial Highlights

	Year Ended October 31,			Year Ended March 31,
	2025	2024(1)(2)(3)		2024	2023	2022	2021
Net Asset Value per Share, Beginning of year	$38.81	$38.50		$39.45	$43.75	$49.30	$49.10

Income (Loss) from Investment Operations:
Net Investment Income(4)	2.23	1.64		3.10	3.50	4.55	3.65
Net Realized and Unrealized Gain (Loss) on Investments	0.85	0.15		(0.95)	(4.15)	(5.40)	1.50

Total from Investment Operations	3.08	1.79		2.15	(0.65)	(0.85)	5.15

Less Distributions:
Distributions from Net Investment Income	(2.15)	(1.48)		(3.10)	(3.65)	(4.55)	(4.85)
Distributions from Net Realized Gain	—	—		—	—	(0.15)	(0.10)

Total Distributions	(2.15)	(1.48)		(3.10)	(3.65)	(4.70)	(4.95)

Net Asset Value per Share, End of year	$39.74	$38.81		$38.50	$39.45	$43.75	$49.30

Market Value per Share, End of year	39.85	38.90		—	—	—	—

Total Return	8.18%	4.61	%(5)	5.77%	(1.25%)	(2.05%)	10.83%
Total Return Market Price	8.21%	4.85	%(5)	N/A	N/A	N/A	N/A

Ratios/Supplemental Data:

Net Assets, End of year (in thousands)	$2,107,066	$421,872		$307,196	$281,372	$177,717	$158,834

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.40%	0.57	%(6)	0.68%	0.74%	0.79%	1.01%

After Expense Reimbursement	0.40%	0.49	%(6)	0.55%	0.55%	0.55%	0.55%
Ratio of Net Investment Income to Average Net Assets	5.72%	7.25	%(6)	8.07%	8.78%	9.55%	7.41%
Portfolio Turnover Rate(7)	390%	181	%(5)	332%	248%	210%	177%

(1)	The TCW Flexible Income ETF has changed its fiscal year-end from March 31 to October 31. This period represents the seven-month period from April 1, 2024 to October 31, 2024.
(2)	Per share amounts were adjusted to reflect a 1:5 reverse stock split effective June 12, 2024.
(3)

The TCW Flexible Income ETF (FLXR) acquired the assets and liabilities of the predecessor mutual fund, the MetWest Flexible Income Fund Class I (the “Predecessor Fund”), at the close of business on June 21, 2024. As a result of the transaction, the ETF adopted the accounting and performance history of the Predecessor Fund (inclusive of any expense limitation agreements that were in place). Financial information disclosed for periods prior to June 21, 2024 include those of the Predecessor Fund.

(4)	Computed using average shares outstanding throughout the period.
(5)	Not annualized.
(6)	Annualized.
(7)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

TCW High Yield Bond ETF

Financial Highlights

	Year Ended October 31,
	2025		2024	2023	2022	2021
Net Asset Value per Share, Beginning of year	$30.65	(1)(2)	$28.60	$29.00	$34.45	$33.30

Income (Loss) from Investment Operations:
Net Investment Income(3)	2.09		1.90	1.75	1.40	1.15
Net Realized and Unrealized Gain (Loss) on Investments	(0.10)		2.00	(0.30)	(4.70)	1.20

Total from Investment Operations	1.99		3.90	1.45	(3.30)	2.35

Less Distributions:
Distributions from Net Investment Income	(2.02)		(1.85)	(1.85)	(1.50)	(1.20)
Distributions from Net Realized Gain	—		—	—	(0.65)	—

Total Distributions	(2.02)		(1.85)	(1.85)	(2.15)	(1.20)

Net Asset Value per Share, End of year	$30.62		$30.65	$28.60	$29.00	$34.45

Market Value per Share, End of year	30.40		—	—	—	—

Total Return	6.74%		13.89%	4.95%	(9.97%)	7.18%
Total Return Market Price	5.69%		N/A	N/A	N/A	N/A

Ratios/Supplemental Data:

Net Assets, End of year (in thousands)	$36,836		$41,534	$47,270	$50,992	$96,223

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.58%		1.10%	0.88%	0.84%	0.76%

After Expense Reimbursement	0.50%		0.55%	0.55%	0.55%	0.55%
Ratio of Net Investment Income to Average Net Assets	6.84%		6.33%	5.95%	4.46%	3.36%
Portfolio Turnover Rate(4)	111%		65%	63%	94%	82%

(1)

The TCW High Yield Bond ETF (HYBX) acquired the assets and liabilities of the predecessor mutual fund, the TCW High Yield Bond Fund Class I (the “Predecessor Fund”), at the close of business on November 18, 2024. As a result of the transaction, the TCW High Yield Bond ETF adopted the accounting and performance history of the Predecessor Fund (inclusive of any expense limitation agreements that were in place). Financial information disclosed for periods prior to November 18, 2024 include those of the Predecessor Fund.

(2)	Per share amounts were adjusted to reflect a 1:5 reverse stock split effective November 6, 2024.
(3)	Computed using average shares outstanding throughout the period.
(4)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

TCW Multisector Credit Income ETF

Financial Highlights

	For the Period from November 15, 2024 (Commencement of Operations) through October 31, 2025
Net Asset Value per Share, Beginning of period	$50.00

Income (Loss) from Investment Operations:
Net Investment Income(1)	3.41
Net Realized and Unrealized Gain on Investments	0.39

Total from Investment Operations	3.80

Less Distributions:
Distributions from Net Investment Income	(2.94)

Total Distributions	(2.94)

Net Asset Value per Share, End of period	$50.86

Market Value per Share, End of period	50.86

Total Return	7.87	%(2)

Total Return Market Price	7.87	%(2)

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$50,863

Ratio of Expenses to Average Net Assets	0.56	%(3)

Ratio of Net Investment Income to Average Net Assets	7.13	%(3)

Portfolio Turnover Rate(4)	75	%(2)

(1)	Computed using average shares outstanding throughout the period.
(2)	Not Annualized.
(3)	Annualized.
(4)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

TCW Senior Loan ETF

Financial Highlights

	For the Period from April 1, 2025 through October 31, 2025(1)		Year Ended March 31,
			2025(2) (3)	2024		2023	2022		2021
Net Asset Value per Share, Beginning of year	$47.20		$47.45	$46.45		$48.90	$49.75		$44.90

Income (Loss) from Investment Operations:
Net Investment Income(4)	2.05		3.91	4.15		2.90	1.65		1.60
Net Realized and Unrealized Gain (Loss) on Investments	(0.36)		(0.49)	1.00		(2.35)	(0.85)		4.85

Total from Investment Operations	1.69		3.42	5.15		0.55	0.80		6.45

Less Distributions:
Distributions from Net Investment Income	(1.93)		(3.67)	(4.15)		(3.00)	(1.65)		(1.60)

Total Distributions	(1.93)		(3.67)	(4.15)		(3.00)	(1.65)		(1.60)

Net Asset Value per Share, End of year	$46.96		$47.20	$47.45		$46.45	$48.90		$49.75

Market Value per Share, End of year	46.94		47.27	—		—	—		—

Total Return	3.66	%(5)	7.13%	11.58%		1.26%	1.61%		14.52%

Total Return Market Price	3.46	%(5)	7.28%	N/A		N/A	N/A		N/A

Ratios/Supplemental Data:

Net Assets, End of year (in thousands)	$253,310		$293,768	$292,519		$328,416	$475,105		$417,927

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.65	%(9)	0.70%	0.70	%(6)	0.70%	0.69	%(7)	0.70	%(8)

After Expense Reimbursement	0.65	%(9)	0.69%	0.70%		0.70%	0.69%		0.70%

Ratio of Net Investment Income to Average Net Assets	7.44	%(9)	8.09%	8.85%		6.22%	3.32%		3.25%

Portfolio Turnover Rate(10)	47	%(5)	117%	77%		43%	49%		38%

(1)	The Fund has changed its fiscal year-end from March 31 to October 31. This period represents the seven-month period from April 1, 2025 to October 31, 2025.
(2)

The TCW Senior Loan ETF acquired the assets and liabilities of the TCW MetWest Floating Rate Income Fund, a series of the TCW Metropolitan West Funds, Inc., at the close of business on November 15, 2024. As a result of the reorganization, the TCW Senior Loan ETF is the accounting successor of the TCW MetWest Floating Rate Income Fund. Financial information above for the periods prior to November 15, 2024 reflects the performance and expense limitation agreement that was in place for the TCW MetWest Floating Rate Income Fund.

(3)	Per share amounts were adjusted to reflect a 1:5 reverse stock split effective November 6, 2024.
(4)	Computed using average shares outstanding throughout the period.
(5)	Not annualized.
(6)	Includes recoupment of past waived fees. Excluding the recoupment of past waived fees, the ratio would have been 0.70%.
(7)	Includes recoupment of past waived fees. Excluding the recoupment of past waived fees, the ratio would have been 0.69%.
(8)	Includes recoupment of past waived fees. Excluding the recoupment of past waived fees, the ratio would have been 0.68%.
(9)	Annualized.
(10)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

TCW ETF Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Directors of TCW ETF Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of TCW AAA CLO ETF, TCW Core Plus Bond ETF (formerly TCW MetWest Intermediate Bond Fund), TCW Corporate Bond ETF (formerly TCW MetWest Corporate Bond Fund), TCW Flexible Income ETF, TCW High Yield Bond ETF (formerly TCW High Yield Bond Fund), TCW Multisector Credit Income ETF, and TCW Senior Loan ETF (formerly TCW MetWest Floating Rate Income Fund) (the “Funds”), seven of the twelve funds constituting TCW ETF Trust, including the schedules of investments, as of October 31, 2025, the related statements of operations, changes in net assets, and the financial highlights for the periods indicated in the table below, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds listed above constituting TCW ETF Trust as of October 31, 2025, and the results of their operations for the period listed in the table below, the changes in their net assets for the period listed in the table below, and the financial highlights for the period listed in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Fund Comprising the TCW ETF Trust	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights

TCW AAA CLO ETF	For the period from November 15, 2024 (Commencement of Operations) through October 31, 2025	For the period from November 15, 2024 (Commencement of Operations) through October 31, 2025	For the period from November 15, 2024 (Commencement of Operations) through October 31, 2025

TCW Core Plus Bond ETF	For the period from April 1, 2025 through October 31, 2025, and the year ended March 31, 2025	For the period from April 1, 2025 through October 31, 2025, and the years ended March 31, 2025 and 2024	For the period from April 1, 2025 through October 31, 2025, and the years ended March 31, 2025, 2024, 2023, 2022, and 2021

TCW Corporate Bond ETF	For the period from April 1, 2025 through October 31, 2025, and the year ended March 31, 2025	For the period from April 1, 2025 through October 31, 2025, and the years ended March 31, 2025 and 2024	For the period from April 1, 2025 through October 31, 2025, and the years ended March 31, 2025, 2024, 2023, 2022, and 2021

TCW ETF Trust

Report of Independent Registered Public Accounting Firm (Continued)

Individual Fund Comprising the TCW ETF Trust	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights

TCW Flexible Income ETF	For the year ended October 31, 2025	For the year ended October 31, 2025, and the period from April 1, 2024 through October 31, 2024 and the year ended March 31, 2024	For the year ended October 31, 2025, the period from April 1, 2024 through October 31, 2024, and the years ended March 31, 2024, 2023, 2022, and 2021

TCW High Yield Bond ETF	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025, 2024, 2023, 2022, and 2021

TCW Multisector Credit Income ETF	For the period from November 15, 2024 (Commencement of Operations) through October 31, 2025	For the period from November 15, 2024 (Commencement of Operations) through October 31, 2025	For the period from November 15, 2024 (Commencement of Operations) through October 31, 2025

TCW Senior Loan ETF	For the period from April 1, 2025 through October 31, 2025, and the year ended March 31, 2025	For the period from April 1, 2025 through October 31, 2025, and the years ended March 31, 2025 and 2024	For the period from April 1, 2025 through October 31, 2025, and the years ended March 31, 2025, 2024, 2023, 2022, and 2021

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

TCW ETF Trust

Report of Independent Registered Public Accounting Firm (Continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Los Angeles, California

December 30, 2025

We have served as the auditor of one or more TCW/Metropolitan West Funds investment companies since 1990.

TCW ETF Trust

Board Approval of Investment Advisory Agreement (Unaudited)

Renewal of Investment Advisory Agreement

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of non-interested (“Independent”) Trustees, voting separately, annually approve the continuation of each Fund’s investment advisory agreement (each, an “Agreement”) with TCW Investment Management Company LLC (the “Advisor”). The Trustees consider matters bearing on the Funds and their advisory agreements throughout the year, including a review of performance data at each regular meeting. In addition, at an in-person meeting on September 15, 2025, the Board approved the renewal of the Agreement for an additional one-year term from [TCW to insert contract begin date] through [TCW to insert contract end date]. The renewal of the Agreement was approved by the Board (including by a majority of the Independent Trustees) upon the recommendation of the Independent Trustees. The Independent Trustees also met by videoconference in a working session on August 21, 2025 to hear presentations by representatives of the Advisor, to ask related questions, to review and discuss materials provided by the Advisor for their consideration, and to meet separately with their independent legal counsel. On September 15, 2025, they also met separately with their independent legal counsel to review and discuss supplemental information that had been requested on their behalf by their independent legal counsel and presented by the Advisor. The information, material facts, and conclusions that formed the basis for the Independent Trustees’ recommendation and the Board’s subsequent approval are described below.

1. Information received

Materials reviewed—Over the period since October 13, 2023, when the Advisor acquired the exchange-traded fund platform of Engine No. 1 LLC (“Engine No. 1”), the former investment adviser to the Trust, the Trustees received a wide variety of materials relating to the services provided by the Advisor, including reports on the Advisor’s investment processes, as well as on each Fund’s investment results, portfolio composition, portfolio trading practices, compliance monitoring, shareholder services, and other information relating to the nature, extent, and quality of services provided by the Advisor to the Funds. In addition, the Board reviewed information furnished to the Independent Trustees in response to a detailed request sent to the Advisor on their behalf. The information in the Advisor’s responses included extensive materials regarding each Fund’s investment results, advisory fee comparisons to advisory fees charged by the Advisor to its institutional clients, financial and profitability information regarding the Advisor, descriptions of various services provided to the Funds and to other advisory and sub-advisory clients, descriptions of functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management services to each Fund. The Trustees also considered information provided by an independent data provider, Broadridge, comparing the investment performance and the fee and expense levels of each Fund to those of appropriate peer groups of registered funds selected by Broadridge. After reviewing this information, the Trustees requested additional information from the Advisor, which the Advisor provided and the Trustees considered.

Review process—The Trustees’ determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. The Independent Trustees were advised by their independent legal counsel throughout the renewal process and received and reviewed advice from their independent legal counsel regarding legal and industry standards applicable to the renewal of the Agreement, including a legal memorandum from their independent legal counsel discussing their fiduciary duties related to their approval of the continuation of the

TCW ETF Trust

Board Approval of Investment Advisory Agreement (Unaudited) (Continued)

Agreement. The Independent Trustees also discussed the renewal of the Agreement with the Advisor’s representatives and in private sessions at which no representatives of the Advisor were present. In deciding to recommend the renewal of the Agreement with respect to each Fund, the Independent Trustees did not identify any single piece of information or particular factor that, in isolation, was the controlling factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for each Fund are the result of years of review and discussion between the Independent Trustees and the Board, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years. This summary describes the most important, but not all, of the factors considered by the Board and the Independent Trustees.

2. Nature, extent, and quality of services provided by the Advisor

The Board and the Independent Trustees noted that the Advisor had become investment adviser to the Trust effective October 13, 2023, when the Advisor acquired the exchange-traded fund platform of Engine No. 1. The Board and the Independent Trustees considered the depth and quality of the Advisor’s investment management process, including its research and strong analytical capabilities; the experience, capability, and integrity of its senior management and other personnel; the advance planning and transition arrangements put in place with respect to the changes in key portfolio management and other personnel; and the overall resources available to the Advisor in managing the Funds’ assets. The Board and the Independent Trustees considered the ability of the Advisor to attract and retain well-qualified investment professionals, noting in particular the Advisor’s hiring of professionals in various areas over the past several years, continued upgrading of resources in its middle office and back office operations and other areas, as well as a continuing and extensive program of infrastructure and systems enhancements, including business continuity, cybersecurity, and the modernization of the technology ecosystem with the implementation of Aladdin, as well as investments in sales and marketing to increase brand awareness, updates to information security defenses, and budgeting for certain future initiatives. The Board and the Independent Trustees noted the significant role played by the Advisor, as valuation designee, with respect to the valuation of portfolio securities, including research and analysis related to fair valued securities and due diligence and oversight of pricing vendors. The Board and the Independent Trustees also considered that the Advisor made available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, operations, administration, research, portfolio accounting, and legal matters. They noted the substantial additional resources made available by The TCW Group, Inc., the parent company of the Advisor (“TCW”). The Board and the Independent Trustees examined and discussed a detailed description of the extensive additional services provided to the Funds to support their operations and compliance, as compared to the much narrower range of services provided to the Advisor’s institutional and sub-advised clients, as well as the Advisor’s oversight and coordination of numerous outside service providers to the Funds. They further noted the high level of regular communication between the Advisor and the Independent Trustees. The Advisor explained its responsibility to supervise the activities of the Funds’ various service providers, as well as supporting the Independent Trustees and their meetings, regulatory filings, and various operational personnel, and the related costs.

TCW ETF Trust

The Board and the Independent Trustees concluded that the nature, extent, and quality of the services provided by the Advisor are of a high quality and have benefited and should continue to benefit the Funds and their shareholders.

3. Investment results

The Board and the Independent Trustees considered the investment results of each Fund in light of its investment objective(s) and principal investment strategies. They compared each Fund’s total returns with the total returns of other registered funds in peer group reports prepared by Broadridge with respect to various longer and more recent periods all ended May 31, 2025. The Board and the Independent Trustees reviewed information as to peer group selections presented by Broadridge and discussed the methodology for those selections with Broadridge. In reviewing each Fund’s relative performance, the Board and the Independent Trustees took into account each Fund’s investment strategies, distinct characteristics, asset size and diversification.

The Board and the Independent Trustees reviewed each Fund’s performance over the relevant periods. The Board and the Independent Trustees noted that the investment performance of each Fund was generally close to or above the median performance of the applicable peer group during the three-year period emphasized by Broadridge in the supplemental materials, and for the period since inception for those Funds with shorter operating histories. The Board indicated that it would continue to monitor portfolio investment performance on a regular basis and discuss with the Advisor from time to time any instances of long-term underperformance that may arise.

The Board and the Independent Trustees noted that the performance of the Funds for the various periods reviewed ranked in the first, second or third quintiles, with certain exceptions, as noted below. The Board and the Independent Trustees considered that certain of the Funds, including the Flexible Income ETF, Corporate Bond ETF, High Yield Bond ETF and Senior Loan ETF were newly formed but had acquired the performance history of their respective predecessor mutual fund, each of which was managed by the Advisor or its affiliate. The Board and the Independent Trustees further considered that certain other Funds had relatively short operating histories, and that these Funds had been managed by another investment adviser prior to October 13, 2023.

For the Flexible Income ETF, the Board and the Independent Trustees noted that the Fund’s performance was in the first quintile for the five-, three-and one-year periods. The Board and the Independent Trustees further noted that the Fund had acquired the assets and liabilities of its predecessor mutual fund, the Metropolitan West Flexible Income Fund, effective June 24, 2024 and had adopted the performance history of that mutual fund.

For the Corporate Bond ETF, the Board and the Independent Trustees noted that the Fund’s performance was in the fourth quintile for the five- and three-year periods and in the second quintile for the one-year period and for the period since the Fund’s inception on June 29, 2018. The Board and the Independent Trustees further noted that the Fund had acquired the assets and liabilities of its predecessor mutual fund, the TCW Metropolitan West Corporate Bond Fund, effective November 18, 2024 and had adopted the performance history of that mutual fund. The Board and the Independent Trustees also took into account the Advisor’s discussions of the Fund’s relative underperformance for certain periods, including that the Fund’s underweight position in corporate credit as spreads have tightened and an overweight position in duration as rates have risen contributed to its underperformance. The Board and the Independent Trustees noted that, while the Fund

TCW ETF Trust

Board Approval of Investment Advisory Agreement (Unaudited) (Continued)

underperformed relative to its benchmark and peer groups for certain periods, recent performance has been stronger.

For the High Yield Bond ETF, the Board and the Independent Trustees noted that the Fund’s performance was in the second quintile for the ten-year period, the fifth quintile for the five- and three-year periods and the fourth quintile for the one-year period. The Board and the Independent Trustees noted that the Fund had acquired the assets and liabilities of its predecessor mutual fund, the TCW High Yield Bond Fund, effective November 18, 2024 and had adopted the performance history of that mutual fund. The Board and the Independent Trustees also took into account the Advisor’s discussions of the relative underperformance of the Fund for certain periods, including that the Fund’s defensive positioning contributed to that underperformance, and noted the Fund’s stronger performance for the seven- and ten-year periods ended May 31, 2025.

For the Senior Loan ETF, the Board and the Independent Trustees noted that the Fund’s performance was in the third quintile for the five- and one-year periods and the second quintile for the three-year period. The Board and the Independent Trustees further noted that the Fund had acquired the assets and liabilities of its predecessor mutual fund, the TCW MetWest Floating Rate Income Fund, effective November 18, 2024 and had adopted the performance history of that mutual fund.

For the Multisector Credit Income ETF, the Board and the Independent Trustees noted that the Fund’s performance was in the second quintile for the period since the Fund’s inception on November 15, 2024. The Board and the Independent Directors considered the Fund’s limited operating history.

For AAA CLO ETF, the Board and the Independent Trustees noted that the Fund’s performance was ranked in the first quintile for the period since the Fund’s inception on November 15, 2024. The Board and the Independent Directors considered the Fund’s limited operating history.

4. Advisory fees and total expenses

The Board and the Independent Trustees compared the management fees and net total expenses of each Fund (each as a percentage of average net assets) with the median management fee and operating expense level of the other registered funds in the relevant Broadridge peer groups. These comparisons assisted the Board and the Independent Trustees by providing a reasonable statistical measure to assess each Fund’s fees relative to its relevant peers. The Board and the Independent Trustees noted that each Fund is an actively-managed ETF and that peer group comparisons are more challenging when considering active ETFs because of the uniqueness and complexity of investment styles among the respective peer funds.

The Flexible Income ETF was below the medians of the peer group funds for both management fees and net total expenses.

The Corporate Bond ETF was the same as the medians of the peer group funds for both management fees and net total expenses.

The High Yield Bond ETF, Senior Loan ETF, and Multisector Credit Income ETF were above the medians of their respective peer group funds for both management fees and net total expenses.

The AAA CLO ETF was the same as the median of the peer group funds for management fees and below the median for net total expenses.

TCW ETF Trust

The Board and the Independent Trustees observed the unitary fee structure of the Funds, under which the Advisor is responsible for substantially all other costs associated with managing and operating the Fund, except as set forth in the investment management agreement, and that the Advisor pays all distribution costs out of its own profits. The Board and the Independent Trustees considered that the unitary fee structure is used by exchange-traded funds due to the lower cost associated with ongoing management and distribution. The Board and the Independent Trustees also considered how these arrangements affected the expenses borne by each Fund’s shareholders and noted that the net total expense ratios were reasonable when taking into account the unitary fee arrangement.

The Board and the Independent Trustees also reviewed information regarding the advisory fees charged by the Advisor to its institutional and sub-advisory clients with similar investment mandates. The Board and the Independent Trustees concluded that, although the fees paid by those clients generally were lower than advisory fees paid by the Funds, the differences appropriately reflected the more extensive services provided by the Advisor to the Funds and the Advisor’s significantly greater responsibilities and expenses with respect to the Funds, including the additional time spent by portfolio managers for reasons such as managing the more active cash flows from creations and redemptions by authorized participants, the additional risks of managing a pool of assets for public investors, administrative burdens, daily pricing, valuation and liquidity responsibilities, the supervision of vendors and service providers, and the costs of additional infrastructure and operational resources and personnel and of complying with and supporting the more comprehensive regulatory and governance regime applicable to registered funds.

Based on these factors, the Trustees concluded that each Fund’s advisory fee was not unreasonable.

5. The Advisor’s costs, level of profits, and economies of scale

The Board and the Independent Trustees reviewed information regarding the Advisor’s costs of providing services to the Funds, as well as the resulting level of profits to the Advisor. They reviewed the Advisor’s stated assumptions and methods of allocating certain costs, such as personnel costs, which constitute the Advisor’s largest operating cost. The Board and the Independent Trustees recognized that the Advisor should be entitled to earn a reasonable level of profits for the services that it provides to each Fund. The Board and the Independent Trustees also reviewed a comparison of the Advisor’s profitability with respect to the Funds to the profitability of certain unaffiliated publicly traded asset managers, which the Advisor believed supported its view that the Advisor’s profitability was reasonable. Based on their review, the Board and the Independent Trustees concluded that they were satisfied that the Advisor’s level of profitability from its relationship with each Fund was not unreasonable or excessive.

The Board and the Independent Trustees considered the extent to which potential economies of scale could be realized as the Funds grow and whether the advisory fees reflect those potential economies of scale. They recognized that the advisory fees for the Funds do not have breakpoints, which would otherwise result in lower advisory fee rates as the Funds grow larger. The Board and the Independent Trustees recognized the benefits of the Advisor’s substantial past and ongoing investment in the advisory business, such as successfully recruiting and retaining key professional talent, systems and technology upgrades, added resources dedicated to legal, compliance, risk management and cybersecurity programs, and improvements to the overall firm infrastructure, as well as the financial pressures of competing against much larger firms and passive investment

TCW ETF Trust

Board Approval of Investment Advisory Agreement (Unaudited) (Continued)

products. The Board and the Independent Trustees also recognized that the Funds benefit from receiving investment advice from an organization with other types of advisory clients in addition to ETFs. The Board and the Independent Trustees considered the risk borne by the Advisor that the Funds’ net assets and thus the Advisor’s fees might decline in the event of sales and that smaller Funds might not grow to become profitable. The Board and the Independent Trustees concluded that the Advisor was appropriately sharing potential economies of scale with the Funds through reasonable fees and expenses, and through reinvesting in its capabilities for serving the Funds and their shareholders.

6. Ancillary benefits

The Board and the Independent Trustees also considered ancillary benefits received or to be received by the Advisor and its affiliates as a result of the relationship of the Advisor with the Funds. The Board and the Independent Trustees noted that, in addition to the fees the Advisor receives under the Agreement, the Advisor receives additional benefits in connection with management of the Funds in the form of reports, research and other services from brokers and their affiliates in return for brokerage commissions paid to such brokers. The Board and the Independent Trustees concluded that any potential benefits received or to be derived by the Advisor from its relationships with the Funds are reasonably related to the services provided by the Advisor to the Funds.

7. Conclusions

Based on their overall review, including their consideration of each of the factors referred to above (and others), the Board and the Independent Trustees concluded that the Agreement is fair and reasonable to each Fund and its shareholders, that each Fund’s shareholders received reasonable value in return for the advisory fees and other amounts paid to the Advisor by each Fund, and that the renewal of the Agreement was in the best interests of each Fund and its shareholders.

TCW ETF Trust

Supplemental Information (Unaudited)

Quarterly Portfolio Schedule. The TCW ETF Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year to date on Form NPORT-P. Such filings occur no later than 60 days after the end of the Funds’ first and third quarters and are available on the SEC’s website at www.sec.gov. In addition, each Fund’s full portfolio holdings are updated daily and available on TCW’s website at www.tcw.com/Literature/Fund-Literature.

Proxy Voting Policies and Procedures. A description of TCW Investment Management Company LLC’s proxy voting policies and procedures, which are applicable to the Funds in the TCW ETF Trust is available on TCW’s website at www.tcw.com/Global-Proxy-Voting-Policy and on the SEC’s website at www.sec.gov.

Proxy Voting Record. The TCW ETF Trust is required to disclose annually the Fund’s complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for the Fund is available by calling 800-FUND-TCW (800-386-3829) to obtain a hard copy. The Fund’s Form N-PX will also be available on the Fund’s website at www.tcw.com/Literature/Fund-Literature and on the SEC’s website at www.sec.gov.

Premium/Discount Information. Information about the difference between daily market values on the secondary Market for shares of each Fund and each Fund’s net asset value can be found on TCW’s website at www.tcw.com/Literature/Fund- Literature.

Code of Ethics. The Trust and the Adviser have each adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act. Each code of ethics may be examined at the office of the SEC in Washington, D.C. or on the Internet at the SEC’s website at www.sec.gov.

TCW ETF Trust

515 South Flower Street

Los Angeles, CA 90071

800 386 3829

tcw.com

Board of Trustees

Patrick C. Haden

Martin Luther King III

Peter McMillan

Victoria B. Rogers

Robert G. Rooney

Michael Swell

Andrew Tarica

David Vick

Richard Villa

Adviser

TCW Investment Management Company LLC

515 South Flower Street

Los Angeles, CA 90071

Custodian

State Street Bank & Trust Company

One Congress Street, Suite 1

Boston, MA 02114

Transfer Agent

State Street Bank & Trust Company

One Congress Street, Suite 1

Boston, MA 02114

Officers

Richard Villa

President and Principal Executive Officer

Treasurer, Principal Financial Officer

Principal Accounting Officer

Drew Bowden

Executive Vice President

Eric Chan

Assistant Treasurer

Peter Davidson

Vice President and Secretary

Lisa Eisen

Tax Officer

Alenoush Terzian

Chief Compliance Officer and

Anti-Money Laundering Officer

Independent Registered

Public Accounting Firm

Deloitte & Touche LLP

555 West 5th Street, Suite 2700

Los Angeles, CA 90013

Distributor

Foreside Financial Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

For Additional Information

Call 800 FUND TCW (800 386 3829)

or visit tcw.com

A description of the Funds’ proxy voting policies, procedures, and how the Funds voted proxies relating to their portfolios’ securities during the most recent 12-month period ending June 30 are available (i) without charge, upon request, by calling 800 386 3829; (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

In addition to its annual and semi-annual reports, the Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. Such filings occur no later than 60 days after the end of the Funds’ first and third quarters and are available on the SEC’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 800 386 3829 (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request.

This report is submitted for general information to the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus, which includes details regarding the Funds’ objectives, policies, expenses and other information.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The Registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees since the Registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The Principal Executive Officer and Principal Financial and Accounting Officer have concluded, as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, as of such date, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1)	EX-99.CODE – Code of Ethics referred to in Item 2 is filed herewith.

(a)(2)	Not applicable.

(a)(3)	EX-99.CERT – The certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	EX-99.906CERT – The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW ETF Trust

By (Signature and Title)

/s/ Richard M. Villa
Richard M. Villa
President, Principal Executive Officer Treasurer, Principal Financial Officer, and Principal Accounting Officer

Date	January 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Richard M. Villa
Richard M. Villa
President, Principal Executive Officer Treasurer, Principal Financial Officer, and Principal Accounting Officer

Date	January 6, 2026